Allstate Financial
Advisors Separate
Account I

Financial Statements as of December 31, 2020 and for
the years ended December 31, 2020 and 2019 and
Report of Independent Registered Public Accounting
Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Allstate Life Insurance Company and the
Contract holders of Allstate Financial Advisors Separate Account I

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of Allstate Financial Advisors Separate Account I (the “Account”) listed in Appendix A, as of December 31, 2020, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2020, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois
April 7, 2021

We have served as the auditor of Allstate Life Insurance Company (the sponsor Company) since 2001.

                             Appendix A
Allstate Financial Advisors Separate Account I

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Alliance Bernstein VPS Growth & Income Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS International Value Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS Large Cap Growth Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Alliance Bernstein VPS Small/Mid Value Class B	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
American Century VP Balanced Class I**	—	—	—	—
American Century VP International Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Academic Strategies Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Advanced Strategies	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST AllianzGI World Trends	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST AQR Emerging Markets Equity	—	—	—	—
AST AQR Large-Cap	—	—	—	—
AST Balanced Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST BlackRock Global Strategies	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST BlackRock Low Duration Bond	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST BlackRock/Loomis Sayles Bond	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2019	—	—	For the Year Ended December 31, 2019	Four Years Ended December 31, 2019
AST Bond Portfolio 2020	—	—	—	—
AST Bond Portfolio 2021**	—	—	—	—
AST Bond Portfolio 2022	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2023	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2024	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2025**	—	—	—	—
AST Bond Portfolio 2026	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Bond Portfolio 2027!	—	December 31, 2020	Two Years Ended December 31, 2020	For the Period January 4, 2016* to December 31, 2016 and for the Four Years Ended December 31, 2020
AST Bond Portfolio 2028**	—	—	—	—
AST Bond Portfolio 2029!	—	December 31, 2020	Two Years Ended December 31, 2020	For the Period January 3, 2018* to December 31, 2018 and for the Two Years ended December 31, 2020
AST Bond Portfolio 2030	December 31, 2020	December 31, 2020	For the Year Ended December 31, 2020	For the Period January 2, 2019* to December 31, 2019 and for the Year ended December 31, 2020
AST Bond Portfolio 2031	December 31, 2020	For the Period January 2, 2020* to December 31, 2020	For the Period January 2, 2020* to December 31, 2020	For the Period January 2, 2020* to December 31, 2020
AST Capital Growth Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST ClearBridge Dividend Growth**	—	—	—	—
AST Cohen & Steers Global Realty	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Cohen & Steers Realty	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Emerging Markets Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Fidelity Institutional AMSM Quantitative	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Goldman Sachs Multi-Asset	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Goldman Sachs Small-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Government Money Market	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST High Yield	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Hotchkis & Wiley Large-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST International Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST International Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Investment Grade Bond	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST J.P. Morgan Global Thematic	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST J.P. Morgan International Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST J.P. Morgan Strategic Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Jennison Large-Cap Growth**	—	—	—	—
AST Large-Cap Core**	—	—	—	—
AST Loomis Sayles Large-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Global Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Growth Allocation!	—	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST MFS Large-Cap Value**	—	—	—	—
AST Mid-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Neuberger Berman/LSV Mid-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Preservation Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Prudential Core Bond**	—	—	—	—
AST Prudential Growth Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST QMA US Equity Alpha	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Quantitative Modeling**	—	—	—	—
AST Small-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Small-Cap Growth Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
AST Small-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Asset Allocation	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Large-Cap Growth	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Large-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST T. Rowe Price Natural Resources	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Templeton Global Bond	—	For the Period January 1, 2020 to November 13, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to November 13, 2020 #	Four Years ended December 31, 2019 and for the Period January 1, 2020 to November 13, 2020 #
AST WEDGE Capital Mid-Cap Value	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Wellington Management Hedged Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Western Asset Core Plus Bond	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Western Asset Emerging Markets Debt**	—	—	—	—
BNY Mellon Stock Index Fund, Inc.	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon VIF Government Money Market	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
BNY Mellon VIF Growth and Income Initial Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Bond VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Capital Growth VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Core Equity VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS CROCI® International VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Global Income Builder VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Global Small Cap VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Government Money Market VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
DWS Small Mid Cap Growth VIP Class A	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Federated Hermes Government Money Fund II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Asset Manager: Growth Service Class 2**	—	—	—	—
Fidelity VIP Contrafund Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Contrafund Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Equity-Income Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Equity-Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom 2010 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Fidelity VIP Freedom 2020 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom 2030 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Freedom Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Government Money Market Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	For the Period April 29, 2016* to December 31, 2016 and for the Four Years Ended on December 31 2020
Fidelity VIP Government Money Market Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth & Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Opportunities Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Growth Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP High Income Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP High Income Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Index 500 Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Index 500 Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Investment Grade Bond Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Investment Grade Bond Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Mid Cap Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Overseas Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Fidelity VIP Overseas Service Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Flex Cap Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Growth and Income VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Income VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Large Cap Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Mutual Global Discovery VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Mutual Shares VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Small Cap Value VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin Small-Mid Cap Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Franklin U.S. Government Securities VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT International Equity Insights Institutional Shares**	—	—	—	—
Goldman Sachs VIT Large Cap Value Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Goldman Sachs VIT Mid Cap Value Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT Strategic Growth Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Capital Appreciation Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Capital Appreciation Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Conservative Balanced Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Conservative Balanced Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Income Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Global Strategic Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. International Growth Series II**	—	—	—	—
Invesco Oppenheimer V.I. Main Street Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Main Street Small Cap Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco Oppenheimer V.I. Total Return Bond Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Franchise Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Franchise Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Value Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. American Value Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Comstock Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Comstock Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Core Plus Bond Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Core Plus Bond Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Diversified Dividend Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Diversified Dividend Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Equity and Income Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Equity and Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Global Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Global Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Money Market Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Money Market Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Securities Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Government Securities Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Growth and Income Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. High Yield Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. International Growth Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Managed Volatility Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Managed Volatility Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Core Equity Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Core Equity Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Mid Cap Growth Series I	—	For the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #	Four Years ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #
Invesco V.I. Mid Cap Growth Series II	—	For the Period January 1, 2020 to April 30, 2020 #	For the Year ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #	Four Years ended December 31, 2019 and for the Period January 1, 2020 to April 30, 2020 #
Invesco V.I. S&P 500 Index Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. S&P 500 Index Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Technology Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Technology Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Invesco V.I. Value Opportunities Series I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Invesco V.I. Value Opportunities Series II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson VIT Forty Institutional Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Janus Henderson VIT Global Research Service Shares**	—	—	—	—
Janus Henderson VIT Overseas Service Shares**	—	—	—	—
Lazard Retirement Series Emerging Market Equity Service Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Bond Debenture	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Fundamental Equity	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Growth and Income	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Growth Opportunities	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Lord Abbet Mid Cap Stock	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Growth Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Growth Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT High Yield Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Investors Trust Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Investors Trust Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT New Discovery Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT New Discovery Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Research Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Research Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Total Return Bond Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Utilities Initial Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
MFS VIT Utilities Service Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Core Plus Fixed Income Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Discovery Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Discovery Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Debt Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Emerging Markets Equity Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Franchise Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Morgan Stanley VIF Global Infrastructure Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Infrastructure Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Strategist Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Global Strategist Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Growth Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF Growth Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF U.S. Real Estate Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIF U.S. Real Estate Class II	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIS Income Plus Class X Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Morgan Stanley VIS Income Plus Class Y Shares	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Neuberger Berman AMT Mid Cap Growth Class I	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Neuberger Berman AMT Sustainable Equity Class I	December 31, 2020	December 31, 2020	For the Period April 30, 2019* to December 31, 2019 and for theYear Ended December 31, 2020	For the Period April 30, 2019* to December 31, 2019 and for the Year Ended December 31, 2020
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Emerging Markets Bond Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Real Return Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Total Return Advisor Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
PIMCO VIT Total Return Institutional Class	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Profund VP Consumer Goods**	—	—	—	—
ProFund VP Consumer Services**	—	—	—	—
ProFund VP Financials**	—	—	—	—
ProFund VP Health Care**	—	—	—	—
ProFund VP Industrials**	—	—	—	—
ProFund VP Large-Cap Growth**	—	—	—	—
ProFund VP Large-Cap Value**	—	—	—	—
ProFund VP Mid-Cap Growth**	—	—	—	—
ProFund VP Mid-Cap Value**	—	—	—	—
ProFund VP Real Estate**	—	—	—	—
ProFund VP Small-Cap Growth**	—	—	—	—
ProFund VP Small-Cap Value**	—	—	—	—
ProFund VP Telecommunications**	—	—	—	—
ProFund VP Utilities**	—	—	—	—

                                            Appendix A (Cont.)

Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended	For Each of the/ For the	For Each of the/ For the
Putnam VT Diversified Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Emerging Markets Equity Fund Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Equity Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT George Putnam Balanced Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Asset Allocation Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Equity Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Global Health Care Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Government Money Market Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Growth Opportunities Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT High Yield Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Income Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT International Equity Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT International Value Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Mortgage Securities Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Multi-Cap Core Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Research Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Small Cap Growth Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Small Cap Value Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Sustainable Future Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Putnam VT Sustainable Leaders Class IB	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Rydex VT NASDAQ-100®**	—	—	—	—
Templeton Developing Markets VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Templeton Foreign VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Templeton Global Bond VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
Templeton Growth VIP Class 2	December 31, 2020	December 31, 2020	Two Years Ended December 31, 2020	Five Years Ended December 31, 2020
AST Global Bond	December 31, 2020	For the Period November 13, 2020* to December 31, 2020	For the Period November 13, 2020* to December 31, 2020	For the Period November 13, 2020* to December 31, 2020

* date represents commencement of operations
** sub-account was available but did not have assets at December 31, 2020 and did not have any activity for the year / period ended December 31, 2020
# represents the date the sub-account ceased operations
! sub-account was available but did not have assets at December 31, 2020

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
ASSETS
Investments, at fair value	$33,921,001	$4,837,295	$35,857,968	$6,993,858	$8,858
Due from (to) Allstate Life Insurance Company	1,334	—	(57)	(47)	—
Total assets	$33,922,335	$4,837,295	$35,857,911	$6,993,811	$8,858
NET ASSETS
Accumulation units	$33,519,107	$4,837,295	$35,830,662	$6,993,232	$8,858
Contracts in payout (annuitization) period	403,228	—	27,249	579	—
Total net assets	$33,922,335	$4,837,295	$35,857,911	$6,993,811	$8,858
FUND SHARE INFORMATION
Number of shares	1,193,141	337,329	501,440	406,856	628
Cost of investments	$29,163,210	$5,005,623	$24,817,451	$6,912,145	$5,051
UNIT VALUE (1)
Lowest	$21.50	$9.18	$23.63	$33.38	$27.71
Highest	$35.17	$11.29	$57.14	$42.17	$28.37

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$425,919	$70,985	$—	$46,624	$35
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(504,057)	(70,665)	(502,510)	(91,106)	(98)
Administrative expense	(36,275)	(8,692)	(40,669)	(11,225)	(7)
Net investment income (loss)	(114,413)	(8,372)	(543,179)	(55,707)	(70)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,425,560	1,093,938	6,386,570	960,869	109
Cost of investments sold	6,141,337	1,286,053	5,046,988	1,155,360	76
Realized gains (losses) on fund shares	284,223	(192,115)	1,339,582	(194,491)	33
Realized gain distributions	1,747,600	—	2,657,462	287,204	105
Net realized gains (losses)	2,031,823	(192,115)	3,997,044	92,713	138
Change in unrealized gains (losses)	(2,116,737)	263,657	5,895,828	(20,239)	1,651
Net realized and change in
unrealized gains (losses) on investments	(84,914)	71,542	9,892,872	72,474	1,789
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(199,327)	$63,170	$9,349,693	$16,767	$1,719

(1) The high and low unit value (“UV”) are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low UV is reported.
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
ASSETS
Investments, at fair value	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985
NET ASSETS
Accumulation units	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985
FUND SHARE INFORMATION
Number of shares	142,019	67,272	30,736	235,090	121
Cost of investments	$1,825,120	$933,997	$349,738	$2,684,773	$1,223
UNIT VALUE (1)
Lowest	$11.30	$16.87	$14.22	$15.84	$12.41
Highest	$17.83	$25.75	$20.88	$23.73	$14.93

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(33,093)	(20,834)	(10,666)	(67,598)	(40)
Administrative expense	(3,152)	(2,154)	(1,016)	(7,725)	(4)
Net investment income (loss)	(36,245)	(22,988)	(11,682)	(75,323)	(44)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	989,410	312,808	746,575	1,069,692	2,370
Cost of investments sold	880,097	226,918	480,093	638,295	1,629
Realized gains (losses) on fund shares	109,313	85,890	266,482	431,397	741
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	109,313	85,890	266,482	431,397	741
Change in unrealized gains (losses)	(25,016)	49,713	(202,254)	133,337	(806)
Net realized and change in
unrealized gains (losses) on investments	84,297	135,603	64,228	564,734	(65)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$48,052	$112,615	$52,546	$489,411	$(109)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
ASSETS
Investments, at fair value	$49,994	$91,668	$510,085	$128,202	$55,703
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$49,994	$91,668	$510,085	$128,202	$55,703
NET ASSETS
Accumulation units	$49,994	$91,668	$510,085	$128,202	$55,703
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$49,994	$91,668	$510,085	$128,202	$55,703
FUND SHARE INFORMATION
Number of shares	4,306	5,769	33,780	9,915	4,393
Cost of investments	$46,781	$73,506	$467,194	$103,491	$42,691
UNIT VALUE (1)
Lowest	$9.24	$12.30	$11.31	$9.95	$10.05
Highest	$12.40	$16.41	$13.03	$11.31	$11.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(578)	(908)	(8,328)	(1,700)	(735)
Administrative expense	(74)	(122)	(769)	(190)	(82)
Net investment income (loss)	(652)	(1,030)	(9,097)	(1,890)	(817)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,084	5,783	27,944	2,030	852
Cost of investments sold	2,834	4,731	25,340	1,671	670
Realized gains (losses) on fund shares	250	1,052	2,604	359	182
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	250	1,052	2,604	359	182
Change in unrealized gains (losses)	990	4,593	22,495	7,863	4,303
Net realized and change in
unrealized gains (losses) on investments	1,240	5,645	25,099	8,222	4,485
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$588	$4,615	$16,002	$6,332	$3,668
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2026	2027	2029	2030	2031*
ASSETS
Investments, at fair value	$143,552	$—	$—	$166,089	$13,113
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$143,552	$—	$—	$166,089	$13,113
NET ASSETS
Accumulation units	$143,552	$—	$—	$166,089	$13,113
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$143,552	$—	$—	$166,089	$13,113
FUND SHARE INFORMATION
Number of shares	11,259	—	—	12,679	1,158
Cost of investments	$116,353	$—	$—	$158,616	$13,334
UNIT VALUE (1)
Lowest	$10.71	$—	$—	$12.36	$11.00
Highest	$11.66	$—	$—	$12.72	$11.15

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2026	2027	2029	2030	2031*
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,228)	(26)	(92)	(3,812)	(54)
Administrative expense	(249)	(3)	(9)	(413)	(6)
Net investment income (loss)	(2,477)	(29)	(101)	(4,225)	(60)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	175,418	12,668	39,462	358,480	4,767
Cost of investments sold	150,299	10,754	35,287	342,674	4,809
Realized gains (losses) on fund shares	25,119	1,914	4,175	15,806	(42)
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	25,119	1,914	4,175	15,806	(42)
Change in unrealized gains (losses)	(3,399)	(1,286)	(1,779)	7,473	(222)
Net realized and change in
unrealized gains (losses) on investments	21,720	628	2,396	23,279	(264)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$19,243	$599	$2,295	$19,054	$(324)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

					AST
	AST				Fidelity
	Capital Growth	AST	AST	AST	Institutional
	Asset	Cohen & Steers	Cohen & Steers	Emerging	AMSM
	Allocation	Global Realty	Realty	Markets Equity*	Quantitative
ASSETS
Investments, at fair value	$3,588,349	$1,647	$10,549	$4,754	$1,071,253
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$3,588,349	$1,647	$10,549	$4,754	$1,071,253
NET ASSETS
Accumulation units	$3,588,349	$1,647	$10,549	$4,754	$1,071,253
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$3,588,349	$1,647	$10,549	$4,754	$1,071,253
FUND SHARE INFORMATION
Number of shares	145,395	114	751	464	59,913
Cost of investments	$2,073,921	$893	$6,159	$4,299	$699,895
UNIT VALUE (1)
Lowest	$16.37	$13.37	$17.22	$8.88	$13.06
Highest	$27.08	$25.10	$35.57	$15.76	$21.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

					AST
	AST				Fidelity
	Capital Growth	AST	AST	AST	Institutional
	Asset	Cohen & Steers	Cohen & Steers	Emerging	AMSM
	Allocation	Global Realty	Realty	Markets Equity*	Quantitative
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(47,329)	(22)	(149)	(59)	(12,612)
Administrative expense	(5,021)	(3)	(15)	(6)	(1,453)
Net investment income (loss)	(52,350)	(25)	(164)	(65)	(14,065)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	982,372	141	694	375	407,228
Cost of investments sold	690,690	77	617	363	337,530
Realized gains (losses) on fund shares	291,682	64	77	12	69,698
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	291,682	64	77	12	69,698
Change in unrealized gains (losses)	112,223	(118)	(461)	162	(9,795)
Net realized and change in
unrealized gains (losses) on investments	403,905	(54)	(384)	174	59,903
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$351,555	$(79)	$(548)	$109	$45,838
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
ASSETS
Investments, at fair value	$467,373	$2,188	$195,604	$33,099	$1,369
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$467,373	$2,188	$195,604	$33,099	$1,369
NET ASSETS
Accumulation units	$467,373	$2,188	$195,604	$33,099	$1,369
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$467,373	$2,188	$195,604	$33,099	$1,369
FUND SHARE INFORMATION
Number of shares	28,070	85	195,604	2,834	41
Cost of investments	$306,611	$885	$195,604	$22,075	$885
UNIT VALUE (1)
Lowest	$13.11	$22.16	$7.38	$15.30	$14.01
Highest	$18.45	$32.48	$9.51	$20.59	$30.50

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$673	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(5,793)	(27)	(4,240)	(283)	(11)
Administrative expense	(632)	(3)	(395)	(45)	(1)
Net investment income (loss)	(6,425)	(30)	(3,962)	(328)	(12)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	63,356	172	663,922	719	14
Cost of investments sold	52,047	75	663,922	510	11
Realized gains (losses) on fund shares	11,309	97	—	209	3
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	11,309	97	—	209	3
Change in unrealized gains (losses)	23,191	(55)	—	694	(2)
Net realized and change in
unrealized gains (losses) on investments	34,500	42	—	903	1
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$28,075	$12	$(3,962)	$575	$(11)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
ASSETS
Investments, at fair value	$63,393	$22,070	$1,742,020	$132,919	$94,521
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$63,393	$22,070	$1,742,020	$132,919	$94,521
NET ASSETS
Accumulation units	$63,393	$22,070	$1,742,020	$132,919	$94,521
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$63,393	$22,070	$1,742,020	$132,919	$94,521
FUND SHARE INFORMATION
Number of shares	2,351	1,035	179,775	6,522	2,585
Cost of investments	$28,284	$19,189	$1,584,967	$90,213	$67,056
UNIT VALUE (1)
Lowest	$14.41	$8.53	$16.78	$15.90	$11.41
Highest	$29.30	$16.69	$21.02	$24.02	$21.50

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(545)	(239)	(30,068)	(1,373)	(1,440)
Administrative expense	(77)	(30)	(3,357)	(177)	(119)
Net investment income (loss)	(622)	(269)	(33,425)	(1,550)	(1,559)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	992	632	7,336,744	38,485	1,563
Cost of investments sold	524	592	6,850,757	34,766	1,326
Realized gains (losses) on fund shares	468	40	485,987	3,719	237
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	468	40	485,987	3,719	237
Change in unrealized gains (losses)	14,747	(231)	(21,196)	9,364	10,607
Net realized and change in
unrealized gains (losses) on investments	15,215	(191)	464,791	13,083	10,844
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$14,593	$(460)	$431,366	$11,533	$9,285
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation
ASSETS
Investments, at fair value	$1,746,416	$202,510	$22,213	$5,668	$—
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$1,746,416	$202,510	$22,213	$5,668	$—
NET ASSETS
Accumulation units	$1,746,416	$202,510	$22,213	$5,668	$—
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$1,746,416	$202,510	$22,213	$5,668	$—
FUND SHARE INFORMATION
Number of shares	75,439	2,409	807	130	—
Cost of investments	$1,136,213	$48,778	$9,086	$1,137	$—
UNIT VALUE (1)
Lowest	$13.55	$29.40	$19.89	$30.90	$—
Highest	$18.53	$53.94	$33.52	$50.32	$—

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(21,297)	(2,470)	(168)	(48)	(304)
Administrative expense	(2,373)	(274)	(30)	(7)	(24)
Net investment income (loss)	(23,670)	(2,744)	(198)	(55)	(328)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	402,790	22,554	1,562	68	183,257
Cost of investments sold	319,435	6,495	758	15	133,943
Realized gains (losses) on fund shares	83,355	16,059	804	53	49,314
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	83,355	16,059	804	53	49,314
Change in unrealized gains (losses)	83,871	35,809	1,887	1,278	(49,743)
Net realized and change in
unrealized gains (losses) on investments	167,226	51,868	2,691	1,331	(429)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$143,556	$49,124	$2,493	$1,276	$(757)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha
ASSETS
Investments, at fair value	$49,018	$21,392	$3,959,281	$9,997,658	$22,432
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$49,018	$21,392	$3,959,281	$9,997,658	$22,432
NET ASSETS
Accumulation units	$49,018	$21,392	$3,959,281	$9,997,658	$22,432
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$49,018	$21,392	$3,959,281	$9,997,658	$22,432
FUND SHARE INFORMATION
Number of shares	3,097	617	200,979	516,942	678
Cost of investments	$19,916	$9,543	$2,461,216	$7,436,485	$8,741
UNIT VALUE (1)
Lowest	$28.81	$16.64	$14.48	$13.34	$17.74
Highest	$45.76	$32.01	$18.93	$23.46	$35.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(525)	(216)	(52,552)	(123,472)	(244)
Administrative expense	(62)	(27)	(5,724)	(13,807)	(40)
Net investment income (loss)	(587)	(243)	(58,276)	(137,279)	(284)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,965	2,023	694,387	5,627,905	12,599
Cost of investments sold	4,228	2,349	507,512	4,917,660	8,613
Realized gains (losses) on fund shares	1,737	(326)	186,875	710,245	3,986
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	1,737	(326)	186,875	710,245	3,986
Change in unrealized gains (losses)	11,031	(745)	132,982	(353,385)	(7,336)
Net realized and change in
unrealized gains (losses) on investments	12,768	(1,071)	319,857	356,860	(3,350)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$12,181	$(1,314)	$261,581	$219,581	$(3,634)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
ASSETS
Investments, at fair value	$11,042	$18,157	$32,320	$3,466,662	$10,076
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$11,042	$18,157	$32,320	$3,466,662	$10,076
NET ASSETS
Accumulation units	$11,042	$18,157	$32,320	$3,466,662	$10,076
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$11,042	$18,157	$32,320	$3,466,662	$10,076
FUND SHARE INFORMATION
Number of shares	140	557	1,106	91,930	156
Cost of investments	$8,646	$5,520	$11,626	$2,123,857	$1,554
UNIT VALUE (1)
Lowest	$32.05	$25.14	$16.39	$16.97	$39.29
Highest	$55.95	$49.22	$28.71	$25.09	$64.28

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(33)	(228)	(292)	(47,249)	(87)
Administrative expense	(6)	(31)	(39)	(4,704)	(13)
Net investment income (loss)	(39)	(259)	(331)	(51,953)	(100)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,360	14,226	1,227	1,690,388	2,047
Cost of investments sold	1,454	6,878	1,225	1,384,608	1,887
Realized gains (losses) on fund shares	(94)	7,348	2	305,780	160
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(94)	7,348	2	305,780	160
Change in unrealized gains (losses)	2,211	(2,439)	(81)	(22,894)	2,454
Net realized and change in
unrealized gains (losses) on investments	2,117	4,909	(79)	282,886	2,614
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,078	$4,650	$(410)	$230,933	$2,514
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST	AST		AST	AST
	T. Rowe Price	T. Rowe Price	AST	WEDGE Capital	Wellington
	Large-Cap	Natural	Templeton	Mid-Cap	Management
	Value	Resources	Global Bond*	Value	Hedged Equity
ASSETS
Investments, at fair value	$104,494	$21,477	$—	$32,144	$244,150
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$104,494	$21,477	$—	$32,144	$244,150
NET ASSETS
Accumulation units	$104,494	$21,477	$—	$32,144	$244,150
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$104,494	$21,477	$—	$32,144	$244,150
FUND SHARE INFORMATION
Number of shares	5,944	975	—	1,331	13,140
Cost of investments	$88,688	$22,046	$—	$11,899	$170,747
UNIT VALUE (1)
Lowest	$12.07	$6.65	$—	$15.10	$12.47
Highest	$24.16	$13.21	$—	$27.23	$23.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST	AST		AST	AST
	T. Rowe Price	T. Rowe Price	AST	WEDGE Capital	Wellington
	Large-Cap	Natural	Templeton	Mid-Cap	Management
	Value	Resources	Global Bond*	Value	Hedged Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$—	$—	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1,309)	(307)	(212)	(365)	(3,202)
Administrative expense	(135)	(35)	(24)	(40)	(337)
Net investment income (loss)	(1,444)	(342)	(236)	(405)	(3,539)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,417	8,789	20,024	405	58,282
Cost of investments sold	3,573	12,039	20,844	185	51,614
Realized gains (losses) on fund shares	(156)	(3,250)	(820)	220	6,668
Realized gain distributions	—	—	—	—	—
Net realized gains (losses)	(156)	(3,250)	(820)	220	6,668
Change in unrealized gains (losses)	1,685	938	(322)	(2,311)	4,597
Net realized and change in
unrealized gains (losses) on investments	1,529	(2,312)	(1,142)	(2,091)	11,265
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$85	$(2,654)	$(1,378)	$(2,496)	$7,726
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	AST		BNY Mellon		BNY Mellon VIF
	Western Asset	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and
	Core Plus	Stock Index	Equity Portfolio,	Government	Income
	Bond	Fund, Inc.	Inc	Money Market	Initial Shares
ASSETS
Investments, at fair value	$67,269	$258,699	$15,536	$173,554	$21,034
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$67,269	$258,699	$15,536	$173,554	$21,034
NET ASSETS
Accumulation units	$67,269	$258,699	$15,536	$173,554	$21,034
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$67,269	$258,699	$15,536	$173,554	$21,034
FUND SHARE INFORMATION
Number of shares	4,426	4,025	329	173,554	590
Cost of investments	$54,121	$140,823	$10,723	$173,555	$14,649
UNIT VALUE (1)
Lowest	$13.11	$25.52	$18.52	$8.32	$26.71
Highest	$16.23	$41.95	$36.26	$11.19	$39.16

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AST		BNY Mellon		BNY Mellon VIF
	Western Asset	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and
	Core Plus	Stock Index	Equity Portfolio,	Government	Income
	Bond	Fund, Inc.	Inc	Money Market	Initial Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$3,623	$141	$372	$147
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(628)	(3,049)	(139)	(2,259)	(238)
Administrative expense	(96)	(232)	(13)	(176)	(18)
Net investment income (loss)	(724)	342	(11)	(2,063)	(109)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,331	26,311	161	3,946	3,082
Cost of investments sold	2,748	16,969	131	3,946	2,352
Realized gains (losses) on fund shares	583	9,342	30	—	730
Realized gain distributions	—	14,128	153	—	1,414
Net realized gains (losses)	583	23,470	183	—	2,144
Change in unrealized gains (losses)	4,397	10,352	2,705	—	2,171
Net realized and change in
unrealized gains (losses) on investments	4,980	33,822	2,888	—	4,315
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,256	$34,164	$2,877	$(2,063)	$4,206
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		DWS		DWS	DWS
	DWS	Capital Growth	DWS	CROCI®	Global Income
	Bond VIP	VIP	Core Equity VIP	International VIP	Builder VIP
	Class A	Class A	Class A	Class A	Class A
ASSETS
Investments, at fair value	$166,760	$1,733,778	$543,806	$133,117	$483,844
Due from (to) Allstate Life Insurance Company	125	(3,017)	94	9	196
Total assets	$166,885	$1,730,761	$543,900	$133,126	$484,040
NET ASSETS
Accumulation units	$148,066	$1,459,191	$542,099	$124,407	$445,777
Contracts in payout (annuitization) period	18,819	271,570	1,801	8,719	38,263
Total net assets	$166,885	$1,730,761	$543,900	$133,126	$484,040
FUND SHARE INFORMATION
Number of shares	27,701	40,930	44,465	18,386	19,300
Cost of investments	$157,765	$1,035,078	$451,860	$163,636	$440,897
UNIT VALUE (1)
Lowest	$19.57	$51.15	$34.34	$13.79	$21.61
Highest	$20.01	$52.30	$35.11	$14.10	$21.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		DWS		DWS	DWS
	DWS	Capital Growth	DWS	CROCI®	Global Income
	Bond VIP	VIP	Core Equity VIP	International VIP	Builder VIP
	Class A	Class A	Class A	Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$4,828	$7,973	$6,690	$4,422	$11,280
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(680)	(6,437)	(1,998)	(524)	(1,495)
Administrative expense	(508)	(4,736)	(1,439)	(376)	(1,060)
Net investment income (loss)	3,640	(3,200)	3,253	3,522	8,725
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	27,005	321,898	47,233	17,058	80,183
Cost of investments sold	26,393	218,918	45,973	23,704	78,427
Realized gains (losses) on fund shares	612	102,980	1,260	(6,646)	1,756
Realized gain distributions	—	108,367	22,630	—	8,307
Net realized gains (losses)	612	211,347	23,890	(6,646)	10,063
Change in unrealized gains (losses)	9,485	320,800	44,399	4,551	8,100
Net realized and change in
unrealized gains (losses) on investments	10,097	532,147	68,289	(2,095)	18,163
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$13,737	$528,947	$71,542	$1,427	$26,888
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

				Federated
	DWS	DWS	DWS	Hermes
	Global	Government	Small Mid Cap	Government	Fidelity VIP
	Small Cap VIP	Money Market	Growth VIP	Money	Contrafund
	Class A	VIP Class A	Class A	Fund II*	Initial Class
ASSETS
Investments, at fair value	$570,847	$81,792	$395,129	$2,012,874	$4,737,239
Due from (to) Allstate Life Insurance Company	—	5	—	396	226
Total assets	$570,847	$81,797	$395,129	$2,013,270	$4,737,465
NET ASSETS
Accumulation units	$570,847	$72,751	$395,129	$1,970,102	$4,711,471
Contracts in payout (annuitization) period	—	9,046	—	43,168	25,994
Total net assets	$570,847	$81,797	$395,129	$2,013,270	$4,737,465
FUND SHARE INFORMATION
Number of shares	47,970	81,792	22,669	2,012,874	98,344
Cost of investments	$591,084	$81,792	$355,178	$2,012,874	$2,847,176
UNIT VALUE (1)
Lowest	$44.48	$10.12	$31.85	$8.33	$39.12
Highest	$45.48	$10.26	$32.35	$11.80	$72.17

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				Federated
	DWS	DWS	DWS	Hermes
	Global	Government	Small Mid Cap	Government	Fidelity VIP
	Small Cap VIP	Money Market	Growth VIP	Money	Contrafund
	Class A	VIP Class A	Class A	Fund II*	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$4,379	$157	$135	$4,899	$10,984
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(2,175)	(320)	(1,221)	(28,726)	(56,679)
Administrative expense	(1,563)	(240)	(890)	(2,211)	(4,472)
Net investment income (loss)	641	(403)	(1,976)	(26,038)	(50,167)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	130,219	11,909	42,541	431,605	1,179,447
Cost of investments sold	160,916	11,909	54,481	431,605	846,688
Realized gains (losses) on fund shares	(30,697)	—	(11,940)	—	332,759
Realized gain distributions	—	—	4,560	—	23,840
Net realized gains (losses)	(30,697)	—	(7,380)	—	356,599
Change in unrealized gains (losses)	106,979	—	92,970	—	840,819
Net realized and change in
unrealized gains (losses) on investments	76,282	—	85,590	—	1,197,418
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$76,923	$(403)	$83,614	$(26,038)	$1,147,251
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$27,175,031	$534,056	$522,073	$2,670,565	$3,040,088
Due from (to) Allstate Life Insurance Company	2,413	75	—	(403)	—
Total assets	$27,177,444	$534,131	$522,073	$2,670,162	$3,040,088
NET ASSETS
Accumulation units	$27,103,033	$525,563	$522,073	$2,467,895	$3,040,088
Contracts in payout (annuitization) period	74,411	8,568	—	202,267	—
Total net assets	$27,177,444	$534,131	$522,073	$2,670,162	$3,040,088
FUND SHARE INFORMATION
Number of shares	581,533	22,345	22,523	188,466	203,759
Cost of investments	$17,474,105	$467,780	$474,849	$2,235,591	$2,406,783
UNIT VALUE (1)
Lowest	$25.69	$25.14	$22.06	$15.45	$16.50
Highest	$54.36	$32.40	$29.28	$19.04	$20.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$20,774	$8,669	$7,659	$26,680	$28,211
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(369,083)	(6,415)	(6,820)	(40,452)	(43,677)
Administrative expense	(48,196)	(478)	(460)	(4,945)	(5,545)
Net investment income (loss)	(396,505)	1,776	379	(18,717)	(21,011)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	6,236,164	77,898	23,409	451,393	706,102
Cost of investments sold	4,658,076	73,017	23,606	415,861	633,459
Realized gains (losses) on fund shares	1,578,088	4,881	(197)	35,532	72,643
Realized gain distributions	139,723	22,068	21,441	113,469	175,329
Net realized gains (losses)	1,717,811	26,949	21,244	149,001	247,972
Change in unrealized gains (losses)	5,063,683	(4,112)	3,572	121,012	127,240
Net realized and change in
unrealized gains (losses) on investments	6,781,494	22,837	24,816	270,013	375,212
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$6,384,989	$24,613	$25,195	$251,296	$354,201
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$694,168	$588,158	$30,238,448	$39,742,128	$3,559,525
Due from (to) Allstate Life Insurance Company	—	—	3,421	(1,837)	1
Total assets	$694,168	$588,158	$30,241,869	$39,740,291	$3,559,526
NET ASSETS
Accumulation units	$694,168	$588,158	$29,621,254	$39,325,761	$3,559,395
Contracts in payout (annuitization) period	—	—	620,615	414,530	131
Total net assets	$694,168	$588,158	$30,241,869	$39,740,291	$3,559,526
FUND SHARE INFORMATION
Number of shares	41,492	46,385	30,238,448	39,742,128	163,882
Cost of investments	$537,436	$506,635	$30,238,449	$39,742,129	$2,683,471
UNIT VALUE (1)
Lowest	$17.98	$12.93	$9.53	$7.92	$23.30
Highest	$22.16	$15.94	$10.15	$9.75	$28.66

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$6,117	$6,066	$101,936	$100,832	$62,167
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(9,227)	(9,219)	(415,801)	(659,058)	(50,284)
Administrative expense	(1,229)	(1,170)	(30,478)	(58,554)	(6,176)
Net investment income (loss)	(4,339)	(4,323)	(344,343)	(616,780)	5,707
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	272,105	110,091	10,335,572	14,209,600	636,669
Cost of investments sold	197,923	97,091	10,335,572	14,209,600	530,630
Realized gains (losses) on fund shares	74,182	13,000	—	—	106,039
Realized gain distributions	34,681	11,393	—	—	169,740
Net realized gains (losses)	108,863	24,393	—	—	275,779
Change in unrealized gains (losses)	(17,802)	29,081	—	—	(62,908)
Net realized and change in
unrealized gains (losses) on investments	91,061	53,474	—	—	212,871
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$86,722	$49,151	$(344,343)	$(616,780)	$218,578
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		Fidelity VIP
	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	Opportunities	Growth	High Income	High Income
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
ASSETS
Investments, at fair value	$3,956,826	$2,454,712	$181,595	$188,480	$1,581,746
Due from (to) Allstate Life Insurance Company	41	—	—	11	—
Total assets	$3,956,867	$2,454,712	$181,595	$188,491	$1,581,746
NET ASSETS
Accumulation units	$3,933,060	$2,454,712	$181,595	$186,796	$1,581,746
Contracts in payout (annuitization) period	23,807	—	—	1,695	—
Total net assets	$3,956,867	$2,454,712	$181,595	$188,491	$1,581,746
FUND SHARE INFORMATION
Number of shares	38,416	32,261	1,805	35,495	310,756
Cost of investments	$2,206,515	$1,291,418	$84,221	$200,743	$1,659,710
UNIT VALUE (1)
Lowest	$28.24	$51.93	$32.95	$17.58	$16.36
Highest	$62.73	$63.99	$50.13	$21.49	$26.26

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Fidelity VIP
	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	Opportunities	Growth	High Income	High Income
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,735	$—	$62	$9,198	$69,232
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(44,222)	(29,485)	(2,365)	(2,310)	(22,340)
Administrative expense	(3,451)	(3,674)	(156)	(187)	(2,631)
Net investment income (loss)	(44,938)	(33,159)	(2,459)	6,701	44,261
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	959,478	558,743	18,191	34,509	294,883
Cost of investments sold	652,859	391,796	9,330	37,902	320,601
Realized gains (losses) on fund shares	306,619	166,947	8,861	(3,393)	(25,718)
Realized gain distributions	342,400	108,281	14,453	—	—
Net realized gains (losses)	649,019	275,228	23,314	(3,393)	(25,718)
Change in unrealized gains (losses)	615,526	784,907	35,244	(2,022)	(18,519)
Net realized and change in
unrealized gains (losses) on investments	1,264,545	1,060,135	58,558	(5,415)	(44,237)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,219,607	$1,026,976	$56,099	$1,286	$24
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Investment	Investment	Fidelity VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
ASSETS
Investments, at fair value	$3,534,387	$9,175,726	$650,782	$746	$6,702,306
Due from (to) Allstate Life Insurance Company	109	(43)	—	—	1,553
Total assets	$3,534,496	$9,175,683	$650,782	$746	$6,703,859
NET ASSETS
Accumulation units	$3,529,893	$9,080,938	$650,782	$746	$6,650,407
Contracts in payout (annuitization) period	4,603	94,745	—	—	53,452
Total net assets	$3,534,496	$9,175,683	$650,782	$746	$6,703,859
FUND SHARE INFORMATION
Number of shares	9,512	25,020	46,188	54	179,735
Cost of investments	$1,625,938	$5,143,985	$588,364	$691	$5,602,720
UNIT VALUE (1)
Lowest	$26.29	$24.92	$21.36	$17.76	$20.25
Highest	$32.27	$39.64	$23.27	$17.76	$33.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Investment	Investment	Fidelity VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$55,104	$135,399	$14,001	$14	$23,408
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(40,679)	(141,997)	(7,437)	(10)	(87,525)
Administrative expense	(3,167)	(17,875)	(639)	(1)	(11,277)
Net investment income (loss)	11,258	(24,473)	5,925	3	(75,394)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	476,268	4,526,879	82,920	13	1,816,724
Cost of investments sold	256,116	3,154,889	78,026	13	1,912,756
Realized gains (losses) on fund shares	220,152	1,371,990	4,894	—	(96,032)
Realized gain distributions	10,767	37,665	232	—	—
Net realized gains (losses)	230,919	1,409,655	5,126	—	(96,032)
Change in unrealized gains (losses)	241,929	(258,072)	38,219	44	1,019,696
Net realized and change in
unrealized gains (losses) on investments	472,848	1,151,583	43,345	44	923,664
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$484,106	$1,127,110	$49,270	$47	$848,270
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Overseas	Overseas	Flex Cap Growth	and Income	Income
	Initial Class	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$582,970	$6,204	$1,139,900	$14,796,013	$49,936,216
Due from (to) Allstate Life Insurance Company	—	—	—	795	6,378
Total assets	$582,970	$6,204	$1,139,900	$14,796,808	$49,942,594
NET ASSETS
Accumulation units	$582,970	$6,204	$1,139,900	$14,634,636	$49,256,422
Contracts in payout (annuitization) period	—	—	—	162,172	686,172
Total net assets	$582,970	$6,204	$1,139,900	$14,796,808	$49,942,594
FUND SHARE INFORMATION
Number of shares	21,982	236	104,386	1,140,787	3,320,227
Cost of investments	$436,350	$3,933	$883,916	$14,995,029	$50,089,950
UNIT VALUE (1)
Lowest	$15.94	$17.88	$34.40	$27.12	$17.28
Highest	$21.27	$27.54	$42.31	$35.12	$21.97

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Overseas	Overseas	Flex Cap Growth	and Income	Income
	Initial Class	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$2,269	$12	$—	$532,778	$2,941,291
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(6,847)	(92)	(14,433)	(200,729)	(729,405)
Administrative expense	(511)	(5)	(1,808)	(26,701)	(79,025)
Net investment income (loss)	(5,089)	(85)	(16,241)	305,348	2,132,861
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	43,024	1,367	320,508	2,825,920	11,732,079
Cost of investments sold	35,030	1,116	299,731	2,899,902	12,396,433
Realized gains (losses) on fund shares	7,994	251	20,777	(73,982)	(664,354)
Realized gain distributions	2,322	22	59,187	3,114,504	41,662
Net realized gains (losses)	10,316	273	79,964	3,040,522	(622,692)
Change in unrealized gains (losses)	67,250	552	267,203	(2,947,148)	(2,652,477)
Net realized and change in
unrealized gains (losses) on investments	77,566	825	347,167	93,374	(3,275,169)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$72,477	$740	$330,926	$398,722	$(1,142,308)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments, at fair value	$17,433,877	$5,467,387	$28,726,156	$14,851,788	$1,003,759
Due from (to) Allstate Life Insurance Company	899	921	284	1,343	—
Total assets	$17,434,776	$5,468,308	$28,726,440	$14,853,131	$1,003,759
NET ASSETS
Accumulation units	$17,246,225	$5,288,552	$28,515,971	$14,781,236	$1,003,759
Contracts in payout (annuitization) period	188,551	179,756	210,469	71,895	—
Total net assets	$17,434,776	$5,468,308	$28,726,440	$14,853,131	$1,003,759
FUND SHARE INFORMATION
Number of shares	608,512	323,323	1,731,534	1,024,261	43,434
Cost of investments	$11,167,881	$6,189,298	$30,216,003	$15,687,902	$749,338
UNIT VALUE (1)
Lowest	$31.27	$15.16	$16.78	$25.38	$26.89
Highest	$39.41	$23.45	$35.00	$48.32	$76.53

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$122,076	$762,333	$196,671	$—
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(227,054)	(76,602)	(399,896)	(187,123)	(11,426)
Administrative expense	(30,237)	(10,054)	(46,173)	(22,926)	(1,471)
Net investment income (loss)	(257,291)	35,420	316,264	(13,378)	(12,897)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,248,883	1,681,635	5,372,705	2,453,952	135,650
Cost of investments sold	4,018,238	2,025,765	6,000,387	3,083,503	128,879
Realized gains (losses) on fund shares	1,230,645	(344,130)	(627,682)	(629,551)	6,771
Realized gain distributions	1,559,187	97,778	1,059,850	836,493	109,338
Net realized gains (losses)	2,789,832	(246,352)	432,168	206,942	116,109
Change in unrealized gains (losses)	3,043,116	(252,381)	(3,139,503)	242,016	258,789
Net realized and change in
unrealized gains (losses) on investments	5,832,948	(498,733)	(2,707,335)	448,958	374,898
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,575,657	$(463,313)	$(2,391,071)	$435,580	$362,001

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic
	U.S. Government	Cap Value	Cap Value	Equity Insights	Growth
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
ASSETS
Investments, at fair value	$6,712,425	$1,402,123	$1,461,553	$2,833,261	$5,815
Due from (to) Allstate Life Insurance Company	(3,057)	755	—	1	—
Total assets	$6,709,368	$1,402,878	$1,461,553	$2,833,262	$5,815
NET ASSETS
Accumulation units	$6,633,951	$1,386,628	$1,461,553	$2,833,135	$5,815
Contracts in payout (annuitization) period	75,417	16,250	—	127	—
Total net assets	$6,709,368	$1,402,878	$1,461,553	$2,833,262	$5,815
FUND SHARE INFORMATION
Number of shares	555,664	151,254	84,826	209,716	377
Cost of investments	$6,895,407	$1,516,420	$1,309,516	$2,607,989	$4,433
UNIT VALUE (1)
Lowest	$10.68	$17.70	$23.43	$21.46	$29.45
Highest	$13.54	$24.25	$60.73	$44.64	$47.27

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic
	U.S. Government	Cap Value	Cap Value	Equity Insights	Growth
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$219,026	$17,955	$8,133	$5,645	$4
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(95,053)	(20,329)	(19,206)	(39,946)	(90)
Administrative expense	(12,629)	(2,469)	(2,519)	(4,859)	(6)
Net investment income (loss)	111,344	(4,843)	(13,592)	(39,160)	(92)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,959,318	271,082	275,524	673,832	6,989
Cost of investments sold	2,004,865	331,305	307,586	738,137	7,161
Realized gains (losses) on fund shares	(45,547)	(60,223)	(32,062)	(64,305)	(172)
Realized gain distributions	—	23,630	20,659	35,105	433
Net realized gains (losses)	(45,547)	(36,593)	(11,403)	(29,200)	261
Change in unrealized gains (losses)	84,337	56,448	70,125	238,168	983
Net realized and change in
unrealized gains (losses) on investments	38,790	19,855	58,722	208,968	1,244
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$150,134	$15,012	$45,130	$169,808	$1,152
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Goldman Sachs	Invesco	Invesco	Invesco	Invesco
	VIT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Capital	Capital	Conservative	Conservative
	Institutional	Appreciation	Appreciation	Balanced	Balanced
	Shares	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$2,861,477	$4,068,313	$16,034,767	$994,699	$4,920,024
Due from (to) Allstate Life Insurance Company	1	62	293	273	(1,252)
Total assets	$2,861,478	$4,068,375	$16,035,060	$994,972	$4,918,772
NET ASSETS
Accumulation units	$2,861,331	$4,050,135	$15,968,360	$979,821	$4,861,736
Contracts in payout (annuitization) period	147	18,240	66,700	15,151	57,036
Total net assets	$2,861,478	$4,068,375	$16,035,060	$994,972	$4,918,772
FUND SHARE INFORMATION
Number of shares	142,504	57,838	233,607	55,477	278,282
Cost of investments	$2,165,079	$2,810,793	$11,111,769	$768,114	$4,087,235
UNIT VALUE (1)
Lowest	$23.81	$24.36	$33.41	$15.85	$16.48
Highest	$35.93	$39.53	$42.97	$21.54	$21.34

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Goldman Sachs	Invesco	Invesco	Invesco	Invesco
	VIT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Capital	Capital	Conservative	Conservative
	Institutional	Appreciation	Appreciation	Balanced	Balanced
	Shares	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$21,777	$—	$—	$19,463	$85,123
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(41,771)	(43,706)	(205,552)	(12,398)	(68,592)
Administrative expense	(5,192)	(3,422)	(27,415)	(937)	(9,003)
Net investment income (loss)	(25,186)	(47,128)	(232,967)	6,128	7,528
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	726,210	347,102	3,266,260	87,137	951,326
Cost of investments sold	604,463	243,251	2,327,267	69,706	839,640
Realized gains (losses) on fund shares	121,747	103,851	938,993	17,431	111,686
Realized gain distributions	109,406	521,778	2,142,441	21,627	107,583
Net realized gains (losses)	231,153	625,629	3,081,434	39,058	219,269
Change in unrealized gains (losses)	156,104	498,270	1,458,510	73,947	333,647
Net realized and change in
unrealized gains (losses) on investments	387,257	1,123,899	4,539,944	113,005	552,916
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$362,071	$1,076,771	$4,306,977	$119,133	$560,444
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco			Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.
	Discovery Mid	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global
	Cap Growth	Cap Growth	Global	Global	Strategic Income
	Series I*	Series II*	Series I*	Series II*	Series I*
ASSETS
Investments, at fair value	$8,145,177	$14,355,620	$2,709,279	$7,240,584	$672,036
Due from (to) Allstate Life Insurance Company	277	(1,632)	10	1,704	(51)
Total assets	$8,145,454	$14,353,988	$2,709,289	$7,242,288	$671,985
NET ASSETS
Accumulation units	$7,898,529	$14,281,654	$2,707,623	$7,087,876	$649,994
Contracts in payout (annuitization) period	246,925	72,334	1,666	154,412	21,991
Total net assets	$8,145,454	$14,353,988	$2,709,289	$7,242,288	$671,985
FUND SHARE INFORMATION
Number of shares	76,173	146,411	51,982	140,977	138,850
Cost of investments	$5,430,972	$9,446,243	$1,811,529	$4,750,538	$693,679
UNIT VALUE (1)
Lowest	$14.66	$14.54	$32.93	$42.26	$4.41
Highest	$43.27	$53.12	$55.67	$54.72	$23.95

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco			Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.
	Discovery Mid	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global
	Cap Growth	Cap Growth	Global	Global	Strategic Income
	Series I*	Series II*	Series I*	Series II*	Series I*
NET INVESTMENT INCOME (LOSS)
Dividends	$269	$—	$15,740	$28,393	$38,567
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(65,208)	(149,760)	(27,917)	(91,133)	(9,619)
Administrative expense	(4,937)	(16,389)	(2,248)	(12,170)	(726)
Net investment income (loss)	(69,876)	(166,149)	(14,425)	(74,910)	28,222
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	665,071	1,934,438	210,625	1,286,347	339,969
Cost of investments sold	539,676	1,495,524	186,850	982,956	392,290
Realized gains (losses) on fund shares	125,395	438,914	23,775	303,391	(52,321)
Realized gain distributions	56,148	428,017	82,010	235,456	—
Net realized gains (losses)	181,543	866,931	105,785	538,847	(52,321)
Change in unrealized gains (losses)	2,526,204	3,752,915	451,255	1,069,937	(8,320)
Net realized and change in
unrealized gains (losses) on investments	2,707,747	4,619,846	557,040	1,608,784	(60,641)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,637,871	$4,453,697	$542,615	$1,533,874	$(32,419)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Global	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street
	Strategic Income	Main Street	Main Street	Small Cap	Small Cap
	Series II*	Series I*	Series II*	Series I*	Series II*
ASSETS
Investments, at fair value	$24,069,863	$1,158,122	$23,861,067	$1,297,911	$10,539,494
Due from (to) Allstate Life Insurance Company	1,455	148	600	—	(199)
Total assets	$24,071,318	$1,158,270	$23,861,667	$1,297,911	$10,539,295
NET ASSETS
Accumulation units	$23,848,610	$1,146,075	$23,672,943	$1,297,911	$10,456,572
Contracts in payout (annuitization) period	222,708	12,195	188,724	—	82,723
Total net assets	$24,071,318	$1,158,270	$23,861,667	$1,297,911	$10,539,295
FUND SHARE INFORMATION
Number of shares	4,813,973	38,720	808,850	47,334	391,657
Cost of investments	$24,906,322	$953,728	$19,976,333	$1,030,353	$7,745,809
UNIT VALUE (1)
Lowest	$15.95	$23.57	$30.71	$54.49	$43.24
Highest	$20.65	$35.72	$39.77	$59.36	$55.99

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Global	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street
	Strategic Income	Main Street	Main Street	Small Cap	Small Cap
	Series II*	Series I*	Series II*	Series I*	Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$1,245,606	$15,463	$253,681	$6,702	$33,214
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(335,327)	(15,163)	(325,287)	(14,370)	(132,814)
Administrative expense	(44,892)	(1,097)	(42,389)	(1,106)	(17,363)
Net investment income (loss)	865,387	(797)	(113,995)	(8,774)	(116,963)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,946,279	210,290	4,277,901	200,461	2,046,990
Cost of investments sold	5,276,035	171,733	3,699,495	186,900	1,866,697
Realized gains (losses) on fund shares	(329,756)	38,557	578,406	13,561	180,293
Realized gain distributions	—	101,831	2,148,373	15,180	132,447
Net realized gains (losses)	(329,756)	140,388	2,726,779	28,741	312,740
Change in unrealized gains (losses)	(344,665)	(10,545)	(121,458)	176,261	1,462,409
Net realized and change in
unrealized gains (losses) on investments	(674,421)	129,843	2,605,321	205,002	1,775,149
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$190,966	$129,046	$2,491,326	$196,228	$1,658,186
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	Total Return	American	American	Invesco V.I.
	Bond	Bond	Franchise	Franchise	American Value
	Series I*	Series II*	Series I	Series II	Series I
ASSETS
Investments, at fair value	$469,811	$8,738,072	$95,088,461	$21,305,535	$23,722,644
Due from (to) Allstate Life Insurance Company	—	571	9,787	(1,090)	2,116
Total assets	$469,811	$8,738,643	$95,098,248	$21,304,445	$23,724,760
NET ASSETS
Accumulation units	$469,811	$8,674,919	$92,838,193	$21,267,521	$23,570,724
Contracts in payout (annuitization) period	—	63,724	2,260,055	36,924	154,036
Total net assets	$469,811	$8,738,643	$95,098,248	$21,304,445	$23,724,760
FUND SHARE INFORMATION
Number of shares	55,731	1,051,513	1,067,211	252,705	1,501,433
Cost of investments	$491,451	$8,658,001	$52,882,935	$11,150,509	$22,593,310
UNIT VALUE (1)
Lowest	$13.84	$8.72	$18.04	$27.36	$23.57
Highest	$15.08	$11.00	$56.60	$53.47	$41.75

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	Total Return	American	American	Invesco V.I.
	Bond	Bond	Franchise	Franchise	American Value
	Series I*	Series II*	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$14,593	$246,088	$57,581	$—	$192,555
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(5,812)	(117,537)	(1,109,755)	(294,837)	(336,564)
Administrative expense	(478)	(16,524)	(80,718)	(26,449)	(23,722)
Net investment income (loss)	8,303	112,027	(1,132,892)	(321,286)	(167,731)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	158,804	2,982,093	13,874,408	3,903,042	3,149,198
Cost of investments sold	171,751	3,018,549	8,963,158	2,307,481	3,475,210
Realized gains (losses) on fund shares	(12,947)	(36,456)	4,911,250	1,595,561	(326,012)
Realized gain distributions	—	—	6,007,780	1,405,175	205,209
Net realized gains (losses)	(12,947)	(36,456)	10,919,030	3,000,736	(120,803)
Change in unrealized gains (losses)	41,688	562,715	18,579,870	3,538,348	(41,708)
Net realized and change in
unrealized gains (losses) on investments	28,741	526,259	29,498,900	6,539,084	(162,511)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$37,044	$638,286	$28,366,008	$6,217,798	$(330,242)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	American Value	Comstock	Comstock	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$11,763,952	$16,336,414	$51,313,178	$54,811,047	$957,375
Due from (to) Allstate Life Insurance Company	91	(37)	1,705	10,050	(201)
Total assets	$11,764,043	$16,336,377	$51,314,883	$54,821,097	$957,174
NET ASSETS
Accumulation units	$11,742,339	$16,074,917	$51,107,966	$52,134,576	$953,676
Contracts in payout (annuitization) period	21,704	261,460	206,917	2,686,521	3,498
Total net assets	$11,764,043	$16,336,377	$51,314,883	$54,821,097	$957,174
FUND SHARE INFORMATION
Number of shares	753,134	1,012,797	3,193,104	1,801,217	31,617
Cost of investments	$11,217,191	$14,851,516	$44,947,236	$52,034,430	$917,488
UNIT VALUE (1)
Lowest	$22.88	$23.26	$19.73	$16.62	$18.94
Highest	$38.85	$34.01	$31.96	$43.62	$27.70

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	American Value	Comstock	Comstock	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$73,500	$356,692	$1,017,363	$674,978	$9,512
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(173,601)	(203,470)	(746,928)	(672,837)	(14,976)
Administrative expense	(22,029)	(14,882)	(73,042)	(50,525)	(1,371)
Net investment income (loss)	(122,130)	138,340	197,393	(48,384)	(6,835)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,436,338	3,398,631	8,345,421	8,167,766	121,221
Cost of investments sold	3,692,115	3,540,170	8,212,741	7,302,100	112,159
Realized gains (losses) on fund shares	(255,777)	(141,539)	132,680	865,666	9,062
Realized gain distributions	112,167	391,312	1,264,967	11,643,759	205,603
Net realized gains (losses)	(143,610)	249,773	1,397,647	12,509,425	214,665
Change in unrealized gains (losses)	144,582	(1,159,998)	(3,675,399)	(6,501,885)	(107,449)
Net realized and change in
unrealized gains (losses) on investments	972	(910,225)	(2,277,752)	6,007,540	107,216
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(121,158)	$(771,885)	$(2,080,359)	$5,959,156	$100,381
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Diversified	Diversified	Equity
	Core Plus Bond	Core Plus Bond	Dividend	Dividend	and Income
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$6,598,382	$329,919	$95,176,104	$23,122,049	$16,131,451
Due from (to) Allstate Life Insurance Company	726	—	12,052	229	3,662
Total assets	$6,599,108	$329,919	$95,188,156	$23,122,278	$16,135,113
NET ASSETS
Accumulation units	$6,450,930	$329,919	$93,403,629	$23,033,007	$15,595,635
Contracts in payout (annuitization) period	148,178	—	1,784,527	89,271	539,478
Total net assets	$6,599,108	$329,919	$95,188,156	$23,122,278	$16,135,113
FUND SHARE INFORMATION
Number of shares	952,147	47,884	3,700,471	906,036	899,690
Cost of investments	$6,537,937	$312,729	$61,108,255	$15,937,030	$14,535,231
UNIT VALUE (1)
Lowest	$15.01	$13.69	$20.70	$18.34	$14.57
Highest	$20.38	$16.87	$83.78	$28.30	$40.01

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Diversified	Diversified	Equity
	Core Plus Bond	Core Plus Bond	Dividend	Dividend	and Income
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$120,193	$6,451	$2,773,842	$615,076	$362,589
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(75,726)	(5,132)	(1,172,563)	(352,834)	(200,140)
Administrative expense	(5,804)	(352)	(84,763)	(27,605)	(14,665)
Net investment income (loss)	38,663	967	1,516,516	234,637	147,784
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	653,040	49,212	13,756,387	2,853,916	3,437,111
Cost of investments sold	667,632	50,787	9,153,299	2,008,322	3,371,143
Realized gains (losses) on fund shares	(14,592)	(1,575)	4,603,088	845,594	65,968
Realized gain distributions	34,261	1,945	2,306,820	560,671	667,937
Net realized gains (losses)	19,669	370	6,909,908	1,406,265	733,905
Change in unrealized gains (losses)	369,976	24,326	(10,723,525)	(2,195,613)	239,579
Net realized and change in
unrealized gains (losses) on investments	389,645	24,696	(3,813,617)	(789,348)	973,484
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$428,308	$25,663	$(2,297,101)	$(554,711)	$1,121,268
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Government	Government
	and Income	Core Equity	Core Equity	Money Market	Money Market
	Series II	Series I	Series II	Series I	Series II
ASSETS
Investments, at fair value	$19,767,856	$19,714,150	$10,360,520	$3,523,521	$93,558
Due from (to) Allstate Life Insurance Company	988	872	336	(1,441)	179
Total assets	$19,768,844	$19,715,022	$10,360,856	$3,522,080	$93,737
NET ASSETS
Accumulation units	$19,565,686	$19,485,970	$10,321,312	$3,491,348	$85,894
Contracts in payout (annuitization) period	203,158	229,052	39,544	30,732	7,843
Total net assets	$19,768,844	$19,715,022	$10,360,856	$3,522,080	$93,737
FUND SHARE INFORMATION
Number of shares	1,109,307	1,715,766	900,915	3,523,521	93,558
Cost of investments	$17,327,233	$14,656,475	$7,606,733	$3,523,521	$93,558
UNIT VALUE (1)
Lowest	$15.27	$16.18	$16.17	$9.27	$7.55
Highest	$30.57	$40.07	$23.81	$11.38	$9.32

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Government	Government
	and Income	Core Equity	Core Equity	Money Market	Money Market
	Series II	Series I	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$406,523	$237,187	$101,268	$11,527	$226
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(284,632)	(234,759)	(150,879)	(51,313)	(1,672)
Administrative expense	(29,890)	(17,368)	(12,360)	(3,959)	(104)
Net investment income (loss)	92,001	(14,940)	(61,971)	(43,745)	(1,550)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,913,031	3,058,357	1,398,001	2,235,575	15,716
Cost of investments sold	3,725,375	2,681,046	1,166,286	2,235,575	15,716
Realized gains (losses) on fund shares	187,656	377,311	231,715	—	—
Realized gain distributions	840,395	—	—	—	—
Net realized gains (losses)	1,028,051	377,311	231,715	—	—
Change in unrealized gains (losses)	176,124	1,525,614	864,179	—	—
Net realized and change in
unrealized gains (losses) on investments	1,204,175	1,902,925	1,095,894	—	—
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,296,176	$1,887,985	$1,033,923	$(43,745)	$(1,550)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
ASSETS
Investments, at fair value	$5,719,974	$221,921	$26,434,734	$7,962,255	$5,290,976
Due from (to) Allstate Life Insurance Company	418	—	2,771	444	(63)
Total assets	$5,720,392	$221,921	$26,437,505	$7,962,699	$5,290,913
NET ASSETS
Accumulation units	$5,619,752	$221,921	$26,347,494	$7,769,423	$5,276,120
Contracts in payout (annuitization) period	100,640	—	90,011	193,276	14,793
Total net assets	$5,720,392	$221,921	$26,437,505	$7,962,699	$5,290,913
FUND SHARE INFORMATION
Number of shares	475,081	18,618	1,413,622	1,513,737	1,017,495
Cost of investments	$5,695,481	$222,167	$26,564,211	$8,372,505	$5,666,760
UNIT VALUE (1)
Lowest	$13.68	$11.95	$26.37	$8.32	$9.54
Highest	$19.16	$14.74	$36.02	$34.79	$24.92

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$140,490	$4,850	$478,113	$453,693	$296,419
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(68,849)	(3,617)	(359,578)	(102,891)	(83,385)
Administrative expense	(5,454)	(222)	(45,758)	(7,230)	(7,006)
Net investment income (loss)	66,187	1,011	72,777	343,572	206,028
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,201,864	10,703	4,647,217	1,719,299	798,529
Cost of investments sold	1,189,232	10,760	5,374,135	1,880,902	898,693
Realized gains (losses) on fund shares	12,632	(57)	(726,918)	(161,603)	(100,164)
Realized gain distributions	—	—	403,595	—	—
Net realized gains (losses)	12,632	(57)	(323,323)	(161,603)	(100,164)
Change in unrealized gains (losses)	166,252	8,171	84,478	(94,337)	(89,113)
Net realized and change in
unrealized gains (losses) on investments	178,884	8,114	(238,845)	(255,940)	(189,277)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$245,071	$9,125	$(166,068)	$87,632	$16,751
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Managed	Managed	Mid Cap
	Growth	Growth	Volatility	Volatility	Core Equity
	Series I	Series II	Series I	Series II	Series I
ASSETS
Investments, at fair value	$14,138,712	$1,342,196	$4,205,830	$54,031	$7,372,122
Due from (to) Allstate Life Insurance Company	1,584	—	428	—	(488)
Total assets	$14,140,296	$1,342,196	$4,206,258	$54,031	$7,371,634
NET ASSETS
Accumulation units	$13,791,543	$1,342,104	$4,085,146	$54,031	$7,236,639
Contracts in payout (annuitization) period	348,753	92	121,112	—	134,995
Total net assets	$14,140,296	$1,342,196	$4,206,258	$54,031	$7,371,634
FUND SHARE INFORMATION
Number of shares	332,519	32,049	360,088	4,682	697,457
Cost of investments	$8,846,993	$1,007,804	$4,803,881	$65,332	$8,139,535
UNIT VALUE (1)
Lowest	$18.67	$12.20	$27.25	$23.24	$22.39
Highest	$37.15	$30.40	$30.11	$27.93	$35.10

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Managed	Managed	Mid Cap
	Growth	Growth	Volatility	Volatility	Core Equity
	Series I	Series II	Series I	Series II	Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$299,503	$29,059	$87,527	$934	$47,256
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(163,512)	(21,037)	(56,078)	(832)	(91,303)
Administrative expense	(12,501)	(2,328)	(4,150)	(55)	(6,650)
Net investment income (loss)	123,490	5,694	27,299	47	(50,697)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,603,714	326,850	609,706	14,995	988,534
Cost of investments sold	1,115,709	270,954	746,572	19,203	1,125,707
Realized gains (losses) on fund shares	488,005	55,896	(136,866)	(4,208)	(137,173)
Realized gain distributions	288,548	31,676	94,892	1,194	1,337,801
Net realized gains (losses)	776,553	87,572	(41,974)	(3,014)	1,200,628
Change in unrealized gains (losses)	649,020	58,171	(168,930)	(605)	(720,090)
Net realized and change in
unrealized gains (losses) on investments	1,425,573	145,743	(210,904)	(3,619)	480,538
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,549,063	$151,437	$(183,605)	$(3,572)	$429,841

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.
	Core Equity	Growth	Growth	S&P 500 Index	S&P 500 Index
	Series II	Series I*	Series II*	Series I	Series II
ASSETS
Investments, at fair value	$747,735	$—	$—	$34,598,041	$48,134,869
Due from (to) Allstate Life Insurance Company	6	—	—	3,822	1,304
Total assets	$747,741	$—	$—	$34,601,863	$48,136,173
NET ASSETS
Accumulation units	$737,573	$—	$—	$34,344,723	$47,669,876
Contracts in payout (annuitization) period	10,168	—	—	257,140	466,297
Total net assets	$747,741	$—	$—	$34,601,863	$48,136,173
FUND SHARE INFORMATION
Number of shares	73,021	—	—	1,705,177	2,388,827
Cost of investments	$844,395	$—	$—	$26,412,319	$34,526,466
UNIT VALUE (1)
Lowest	$20.02	$—	$—	$25.13	$22.59
Highest	$28.39	$—	$—	$35.59	$42.31

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.
	Core Equity	Growth	Growth	S&P 500 Index	S&P 500 Index
	Series II	Series I*	Series II*	Series I	Series II
NET INVESTMENT INCOME (LOSS)
Dividends	$3,537	$—	$—	$517,644	$622,761
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(11,133)	(24,089)	(34,238)	(434,152)	(690,996)
Administrative expense	(1,158)	(1,849)	(3,086)	(30,955)	(58,048)
Net investment income (loss)	(8,754)	(25,938)	(37,324)	52,537	(126,283)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	122,342	5,784,573	6,697,480	5,356,050	7,499,180
Cost of investments sold	149,769	6,885,712	8,379,984	4,366,498	5,807,523
Realized gains (losses) on fund shares	(27,427)	(1,101,139)	(1,682,504)	989,552	1,691,657
Realized gain distributions	152,912	1,566,424	1,950,755	2,072,156	2,945,636
Net realized gains (losses)	125,485	465,285	268,251	3,061,708	4,637,293
Change in unrealized gains (losses)	(77,931)	(832,068)	(648,969)	1,704,421	2,019,668
Net realized and change in
unrealized gains (losses) on investments	47,554	(366,783)	(380,718)	4,766,129	6,656,961
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$38,800	$(392,721)	$(418,042)	$4,818,666	$6,530,678
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Invesco V.I.	Invesco V.I.	Janus Henderson
	Invesco V.I.	Invesco V.I.	Value	Value	VIT Forty
	Technology	Technology	Opportunities	Opportunities	Institutional
	Series I	Series II	Series I	Series II	Shares
ASSETS
Investments, at fair value	$4,778,744	$5,836	$4,989,381	$2,397,365	$248
Due from (to) Allstate Life Insurance Company	301	—	(383)	(40)	—
Total assets	$4,779,045	$5,836	$4,988,998	$2,397,325	$248
NET ASSETS
Accumulation units	$4,746,000	$5,836	$4,875,267	$2,391,557	$248
Contracts in payout (annuitization) period	33,045	—	113,731	5,768	—
Total net assets	$4,779,045	$5,836	$4,988,998	$2,397,325	$248
FUND SHARE INFORMATION
Number of shares	130,745	171	887,790	427,338	4
Cost of investments	$2,929,273	$2,984	$5,879,746	$2,640,772	$140
UNIT VALUE (1)
Lowest	$45.18	$38.49	$17.82	$14.66	$63.49
Highest	$49.93	$46.25	$22.08	$23.18	$63.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Janus Henderson
	Invesco V.I.	Invesco V.I.	Value	Value	VIT Forty
	Technology	Technology	Opportunities	Opportunities	Institutional
	Series I	Series II	Series I	Series II	Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$16,751	$1,878	$1
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(51,768)	(86)	(55,795)	(32,872)	(3)
Administrative expense	(4,028)	(6)	(4,226)	(3,952)	—
Net investment income (loss)	(55,796)	(92)	(43,270)	(34,946)	(2)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,396,170	3,762	674,521	552,732	6
Cost of investments sold	987,812	2,012	961,777	747,113	4
Realized gains (losses) on fund shares	408,358	1,750	(287,256)	(194,381)	2
Realized gain distributions	346,049	469	189,958	96,861	14
Net realized gains (losses)	754,407	2,219	(97,298)	(97,520)	16
Change in unrealized gains (losses)	813,933	208	260,181	237,511	54
Net realized and change in
unrealized gains (losses) on investments	1,568,340	2,427	162,883	139,991	70
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,512,544	$2,335	$119,613	$105,045	$68
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbet	Lord Abbet
	Market Equity	Cap Value	Lord Abbet	Fundamental	Growth
	Service Shares	Class I	Bond Debenture*	Equity	and Income
ASSETS
Investments, at fair value	$202	$822	$10,210,150	$2,144,013	$5,962,221
Due from (to) Allstate Life Insurance Company	—	—	14,593	(140)	500
Total assets	$202	$822	$10,224,743	$2,143,873	$5,962,721
NET ASSETS
Accumulation units	$202	$822	$10,044,875	$2,133,019	$5,821,009
Contracts in payout (annuitization) period	—	—	179,868	10,854	141,712
Total net assets	$202	$822	$10,224,743	$2,143,873	$5,962,721
FUND SHARE INFORMATION
Number of shares	10	41	817,466	129,080	170,642
Cost of investments	$168	$769	$9,752,269	$2,107,848	$5,126,996
UNIT VALUE (1)
Lowest	$51.42	$27.78	$18.26	$21.63	$17.93
Highest	$51.42	$27.78	$23.01	$27.26	$22.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbet	Lord Abbet
	Market Equity	Cap Value	Lord Abbet	Fundamental	Growth
	Service Shares	Class I	Bond Debenture*	Equity	and Income
NET INVESTMENT INCOME (LOSS)
Dividends	$3	$10	$367,462	$24,426	$92,854
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(1)	(8)	(142,846)	(29,855)	(81,106)
Administrative expense	—	—	(18,787)	(3,849)	(10,667)
Net investment income (loss)	2	2	205,829	(9,278)	1,081
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3	13	1,784,461	404,962	1,053,835
Cost of investments sold	3	12	1,774,710	443,743	1,003,112
Realized gains (losses) on fund shares	—	1	9,751	(38,781)	50,723
Realized gain distributions	—	79	—	3,364	—
Net realized gains (losses)	—	80	9,751	(35,417)	50,723
Change in unrealized gains (losses)	6	(38)	300,168	21,793	(62,151)
Net realized and change in
unrealized gains (losses) on investments	6	42	309,919	(13,624)	(11,428)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$8	$44	$515,748	$(22,902)	$(10,347)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Lord Abbet	Lord Abbet	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$4,838,813	$7,409,083	$1,045,338	$66,816	$164,097
Due from (to) Allstate Life Insurance Company	553	1,308	178	—	—
Total assets	$4,839,366	$7,410,391	$1,045,516	$66,816	$164,097
NET ASSETS
Accumulation units	$4,808,258	$7,370,633	$1,005,143	$66,816	$164,097
Contracts in payout (annuitization) period	31,108	39,758	40,373	—	—
Total net assets	$4,839,366	$7,410,391	$1,045,516	$66,816	$164,097
FUND SHARE INFORMATION
Number of shares	294,332	307,558	14,163	951	28,890
Cost of investments	$3,918,301	$6,398,198	$525,093	$27,888	$173,053
UNIT VALUE (1)
Lowest	$38.29	$17.24	$25.23	$35.58	$21.97
Highest	$48.26	$21.74	$66.78	$59.12	$23.93

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Lord Abbet	Lord Abbet	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$74,131	$—	$—	$9,027
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(57,540)	(101,871)	(12,158)	(908)	(1,907)
Administrative expense	(7,775)	(13,019)	(941)	(60)	(166)
Net investment income (loss)	(65,315)	(40,759)	(13,099)	(968)	6,954
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,052,741	1,376,591	211,829	10,451	32,685
Cost of investments sold	962,827	1,334,094	110,184	4,936	34,771
Realized gains (losses) on fund shares	89,914	42,497	101,645	5,515	(2,086)
Realized gain distributions	468,618	—	62,787	4,086	—
Net realized gains (losses)	558,532	42,497	164,432	9,601	(2,086)
Change in unrealized gains (losses)	880,997	57,074	112,652	6,917	984
Net realized and change in
unrealized gains (losses) on investments	1,439,529	99,571	277,084	16,518	(1,102)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,374,214	$58,812	$263,985	$15,550	$5,852
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
ASSETS
Investments, at fair value	$780,750	$151,964	$1,380,896	$107,167	$477,212
Due from (to) Allstate Life Insurance Company	—	—	—	—	32
Total assets	$780,750	$151,964	$1,380,896	$107,167	$477,244
NET ASSETS
Accumulation units	$780,750	$151,964	$1,380,896	$107,167	$473,375
Contracts in payout (annuitization) period	—	—	—	—	3,869
Total net assets	$780,750	$151,964	$1,380,896	$107,167	$477,244
FUND SHARE INFORMATION
Number of shares	21,349	4,222	51,220	4,539	14,518
Cost of investments	$501,678	$92,186	$882,890	$73,590	$336,443
UNIT VALUE (1)
Lowest	$25.65	$25.98	$41.26	$40.58	$23.62
Highest	$33.14	$36.06	$90.31	$59.00	$32.91

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$5,399	$571	$—	$—	$3,210
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(10,355)	(1,911)	(13,789)	(1,173)	(6,106)
Administrative expense	(783)	(133)	(1,130)	(82)	(437)
Net investment income (loss)	(5,739)	(1,473)	(14,919)	(1,255)	(3,333)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	347,873	12,480	442,668	19,333	50,517
Cost of investments sold	272,476	7,842	368,990	14,182	40,810
Realized gains (losses) on fund shares	75,397	4,638	73,678	5,151	9,707
Realized gain distributions	25,825	4,118	106,403	8,903	17,697
Net realized gains (losses)	101,222	8,756	180,081	14,054	27,404
Change in unrealized gains (losses)	(9,971)	8,837	275,472	21,146	37,296
Net realized and change in
unrealized gains (losses) on investments	91,251	17,593	455,553	35,200	64,700
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$85,512	$16,120	$440,634	$33,945	$61,367
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
ASSETS
Investments, at fair value	$41,219	$663,577	$201,402	$280,453	$177,992
Due from (to) Allstate Life Insurance Company	—	—	—	—	—
Total assets	$41,219	$663,577	$201,402	$280,453	$177,992
NET ASSETS
Accumulation units	$41,219	$663,577	$201,402	$280,453	$177,992
Contracts in payout (annuitization) period	—	—	—	—	—
Total net assets	$41,219	$663,577	$201,402	$280,453	$177,992
FUND SHARE INFORMATION
Number of shares	1,275	46,996	5,701	8,085	15,187
Cost of investments	$25,454	$615,267	$146,104	$200,271	$161,755
UNIT VALUE (1)
Lowest	$27.35	$21.77	$40.53	$30.76	$15.57
Highest	$41.07	$23.72	$44.65	$44.49	$21.96

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$194	$22,766	$4,570	$6,825	$4,923
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(544)	(9,420)	(2,363)	(4,774)	(2,480)
Administrative expense	(37)	(814)	(183)	(327)	(171)
Net investment income (loss)	(387)	12,532	2,024	1,724	2,272
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,329	834,767	4,022	167,086	12,411
Cost of investments sold	3,552	778,233	3,064	122,905	11,384
Realized gains (losses) on fund shares	1,777	56,534	958	44,181	1,027
Realized gain distributions	1,465	—	4,766	8,075	1,800
Net realized gains (losses)	3,242	56,534	5,724	52,256	2,827
Change in unrealized gains (losses)	2,397	2,521	847	(46,795)	5,236
Net realized and change in
unrealized gains (losses) on investments	5,639	59,055	6,571	5,461	8,063
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$5,252	$71,587	$8,595	$7,185	$10,335
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
ASSETS
Investments, at fair value	$31,504,705	$20,475,435	$4,256,991	$11,817,036	$3,023,129
Due from (to) Allstate Life Insurance Company	(5,191)	451	—	(5)	(71)
Total assets	$31,499,514	$20,475,886	$4,256,991	$11,817,031	$3,023,058
NET ASSETS
Accumulation units	$30,994,002	$20,162,436	$4,256,991	$11,586,231	$2,937,059
Contracts in payout (annuitization) period	505,512	313,450	—	230,800	85,999
Total net assets	$31,499,514	$20,475,886	$4,256,991	$11,817,031	$3,023,058
FUND SHARE INFORMATION
Number of shares	1,068,318	720,966	555,018	666,500	171,185
Cost of investments	$13,666,194	$9,048,742	$4,404,662	$9,136,940	$2,462,529
UNIT VALUE (1)
Lowest	$97.52	$59.09	$20.14	$21.05	$35.22
Highest	$129.03	$144.99	$31.38	$37.61	$44.49

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$199,493	$143,096	$36,333
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(328,564)	(223,770)	(63,346)	(160,030)	(39,571)
Administrative expense	(20,929)	(28,234)	(8,400)	(10,314)	(5,091)
Net investment income (loss)	(349,493)	(252,004)	127,747	(27,248)	(8,329)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,564,699	5,631,942	1,322,703	1,860,211	521,673
Cost of investments sold	2,165,716	3,437,883	1,447,862	1,704,477	508,926
Realized gains (losses) on fund shares	1,398,983	2,194,059	(125,159)	155,734	12,747
Realized gain distributions	2,343,640	1,691,575	—	173,643	45,950
Net realized gains (losses)	3,742,623	3,885,634	(125,159)	329,377	58,697
Change in unrealized gains (losses)	16,078,493	10,113,484	121,817	976,469	264,818
Net realized and change in
unrealized gains (losses) on investments	19,821,116	13,999,118	(3,342)	1,305,846	323,515
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$19,471,623	$13,747,114	$124,405	$1,278,598	$315,186
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
ASSETS
Investments, at fair value	$22,230,451	$24,390,195	$8,047,691	$43,281,210	$14,440,413
Due from (to) Allstate Life Insurance Company	858	6,954	151	6,836	1,990
Total assets	$22,231,309	$24,397,149	$8,047,842	$43,288,046	$14,442,403
NET ASSETS
Accumulation units	$22,085,396	$23,583,242	$7,947,322	$42,276,885	$14,323,313
Contracts in payout (annuitization) period	145,913	813,907	100,520	1,011,161	119,090
Total net assets	$22,231,309	$24,397,149	$8,047,842	$43,288,046	$14,442,403
FUND SHARE INFORMATION
Number of shares	1,769,940	3,143,066	1,045,155	3,938,236	1,321,172
Cost of investments	$23,529,184	$25,659,706	$8,548,117	$39,996,731	$13,267,474
UNIT VALUE (1)
Lowest	$35.59	$18.99	$16.92	$14.08	$15.18
Highest	$55.55	$79.16	$37.12	$76.95	$22.61

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
NET INVESTMENT INCOME (LOSS)
Dividends	$180,833	$421,979	$115,840	$598,046	$183,095
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(324,250)	(323,610)	(132,538)	(533,720)	(221,159)
Administrative expense	(41,076)	(23,408)	(8,919)	(33,881)	(17,082)
Net investment income (loss)	(184,493)	74,961	(25,617)	30,445	(55,146)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	4,099,416	5,656,503	1,406,508	7,346,212	1,944,611
Cost of investments sold	4,649,875	6,171,669	1,552,466	7,449,545	1,970,942
Realized gains (losses) on fund shares	(550,459)	(515,166)	(145,958)	(103,333)	(26,331)
Realized gain distributions	2,199,198	388,738	126,874	3,060,394	1,015,376
Net realized gains (losses)	1,648,739	(126,428)	(19,084)	2,957,061	989,045
Change in unrealized gains (losses)	765,557	(824,227)	(297,979)	481,660	172,954
Net realized and change in
unrealized gains (losses) on investments	2,414,296	(950,655)	(317,063)	3,438,721	1,161,999
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,229,803	$(875,694)	$(342,680)	$3,469,166	$1,106,853
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
ASSETS
Investments, at fair value	$476,348,738	$108,614,831	$9,163,161	$13,911,857	$32,912,836
Due from (to) Allstate Life Insurance Company	40,328	4,006	(6)	1,198	5,682
Total assets	$476,389,066	$108,618,837	$9,163,155	$13,913,055	$32,918,518
NET ASSETS
Accumulation units	$472,769,288	$108,258,890	$9,143,223	$13,871,122	$32,081,983
Contracts in payout (annuitization) period	3,619,778	359,947	19,932	41,933	836,535
Total net assets	$476,389,066	$108,618,837	$9,163,155	$13,913,055	$32,918,518
FUND SHARE INFORMATION
Number of shares	6,782,696	1,668,943	534,919	816,903	2,691,156
Cost of investments	$246,566,193	$57,558,913	$8,497,363	$13,160,320	$29,482,407
UNIT VALUE (1)
Lowest	$22.44	$22.16	$25.79	$24.64	$21.88
Highest	$113.36	$125.49	$52.62	$35.54	$69.62

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$251,802	$368,080	$1,095,955
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(4,632,911)	(1,342,716)	(142,871)	(212,461)	(432,790)
Administrative expense	(315,461)	(107,922)	(9,011)	(27,808)	(31,608)
Net investment income (loss)	(4,948,372)	(1,450,638)	99,920	127,811	631,557
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	54,730,810	18,370,204	1,218,041	5,179,291	6,924,660
Cost of investments sold	37,200,020	12,581,295	1,141,117	5,039,944	6,373,885
Realized gains (losses) on fund shares	17,530,790	5,788,909	76,924	139,347	550,775
Realized gain distributions	36,818,427	9,200,723	249,985	410,456	679,928
Net realized gains (losses)	54,349,217	14,989,632	326,909	549,803	1,230,703
Change in unrealized gains (losses)	219,688,289	49,190,816	(2,578,810)	(4,204,253)	999,658
Net realized and change in
unrealized gains (losses) on investments	274,037,506	64,180,448	(2,251,901)	(3,654,450)	2,230,361
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$269,089,134	$62,729,810	$(2,151,981)	$(3,526,639)	$2,861,918
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I*	Advisor Class	Advisor Class
ASSETS
Investments, at fair value	$38,949,768	$2,004	$33,224	$399,840	$407,451
Due from (to) Allstate Life Insurance Company	2,396	—	—	—	—
Total assets	$38,952,164	$2,004	$33,224	$399,840	$407,451
NET ASSETS
Accumulation units	$38,707,516	$2,004	$33,224	$399,840	$407,451
Contracts in payout (annuitization) period	244,648	—	—	—	—
Total net assets	$38,952,164	$2,004	$33,224	$399,840	$407,451
FUND SHARE INFORMATION
Number of shares	3,189,989	50	1,083	65,227	30,316
Cost of investments	$34,978,430	$1,493	$28,276	$814,377	$401,460
UNIT VALUE (1)
Lowest	$16.75	$29.53	$12.74	$4.52	$16.18
Highest	$26.11	$60.73	$12.84	$5.49	$19.64

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I*	Advisor Class	Advisor Class
NET INVESTMENT INCOME (LOSS)
Dividends	$1,167,814	$—	$173	$22,780	$19,625
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(609,492)	(24)	(413)	(5,342)	(6,288)
Administrative expense	(55,659)	(1)	(28)	(696)	(831)
Net investment income (loss)	502,663	(25)	(268)	16,742	12,506
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,379,907	34	720	66,143	131,220
Cost of investments sold	6,913,277	32	719	156,278	133,748
Realized gains (losses) on fund shares	466,630	2	1	(90,135)	(2,528)
Realized gain distributions	785,486	81	1,187	—	—
Net realized gains (losses)	1,252,116	83	1,188	(90,135)	(2,528)
Change in unrealized gains (losses)	1,202,107	491	4,060	72,100	8,399
Net realized and change in
unrealized gains (losses) on investments	2,454,223	574	5,248	(18,035)	5,871
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,956,886	$549	$4,980	$(1,293)	$18,377

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class	Advisor Class	Advisor Class	Class	Class IB
ASSETS
Investments, at fair value	$795	$2,894,719	$7,505,864	$446	$12,625,269
Due from (to) Allstate Life Insurance Company	—	282	—	—	(8,072)
Total assets	$795	$2,895,001	$7,505,864	$446	$12,617,197
NET ASSETS
Accumulation units	$795	$2,884,457	$7,505,864	$446	$12,563,389
Contracts in payout (annuitization) period	—	10,544	—	—	53,808
Total net assets	$795	$2,895,001	$7,505,864	$446	$12,617,197
FUND SHARE INFORMATION
Number of shares	71	207,954	647,616	38	2,211,080
Cost of investments	$745	$2,638,614	$7,095,236	$415	$15,243,590
UNIT VALUE (1)
Lowest	$20.14	$12.93	$14.47	$19.79	$15.47
Highest	$20.14	$15.69	$17.57	$19.79	$23.99

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class	Advisor Class	Advisor Class	Class	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$42	$37,609	$146,715	$9	$982,265
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(11)	(42,710)	(107,349)	(7)	(177,556)
Administrative expense	(1)	(5,472)	(13,809)	—	(100)
Net investment income (loss)	30	(10,573)	25,557	2	804,609
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	14	795,116	1,605,728	8	2,239,206
Cost of investments sold	13	763,960	1,539,336	7	2,817,747
Realized gains (losses) on fund shares	1	31,156	66,392	1	(578,541)
Realized gain distributions	—	—	80,471	5	—
Net realized gains (losses)	1	31,156	146,863	6	(578,541)
Change in unrealized gains (losses)	(4)	244,954	291,180	21	(595,036)
Net realized and change in
unrealized gains (losses) on investments	(3)	276,110	438,043	27	(1,173,577)
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$27	$265,537	$463,600	$29	$(368,968)
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Putnam VT
	Emerging		Putnam VT	Putnam VT
	Markets	Putnam VT	George Putnam	Global	Putnam VT
	Equity Fund	Equity Income	Balanced	Asset Allocation	Global Equity
	Class IB*	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$9,075,884	$139,441,461	$42,378,979	$16,225,888	$17,869,673
Due from (to) Allstate Life Insurance Company	684	(43,168)	394	42	(57)
Total assets	$9,076,568	$139,398,293	$42,379,373	$16,225,930	$17,869,616
NET ASSETS
Accumulation units	$9,054,220	$138,419,491	$42,062,345	$16,150,784	$17,813,079
Contracts in payout (annuitization) period	22,348	978,802	317,028	75,146	56,537
Total net assets	$9,076,568	$139,398,293	$42,379,373	$16,225,930	$17,869,616
FUND SHARE INFORMATION
Number of shares	366,406	5,466,149	3,014,152	878,500	839,346
Cost of investments	$5,951,741	$111,360,907	$30,889,321	$13,796,637	$13,515,715
UNIT VALUE (1)
Lowest	$9.81	$13.11	$19.46	$19.23	$10.09
Highest	$22.66	$45.18	$26.49	$31.46	$24.78

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Putnam VT
	Emerging		Putnam VT	Putnam VT
	Markets	Putnam VT	George Putnam	Global	Putnam VT
	Equity Fund	Equity Income	Balanced	Asset Allocation	Global Equity
	Class IB*	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$2,910	$2,276,330	$449,113	$253,957	$28,917
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(108,452)	(1,828,549)	(545,469)	(204,127)	(232,953)
Administrative expense	—	(56,733)	(22,419)	(8,015)	(1,096)
Net investment income (loss)	(105,542)	391,048	(118,775)	41,815	(205,132)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,650,456	22,230,780	5,677,779	2,207,835	3,111,611
Cost of investments sold	1,352,721	19,958,365	4,490,391	2,068,096	2,684,436
Realized gains (losses) on fund shares	297,735	2,272,415	1,187,388	139,739	427,175
Realized gain distributions	—	9,165,368	2,160,992	262,070	146,452
Net realized gains (losses)	297,735	11,437,783	3,348,380	401,809	573,627
Change in unrealized gains (losses)	1,743,689	(7,697,976)	1,810,233	1,202,725	890,361
Net realized and change in
unrealized gains (losses) on investments	2,041,424	3,739,807	5,158,613	1,604,534	1,463,988
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,935,882	$4,130,855	$5,039,838	$1,646,349	$1,258,856
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	Global	Government	Growth	Putnam VT	Putnam VT
	Health Care	Money Market	Opportunities	High Yield	Income
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$20,717,086	$28,268,522	$120,642,274	$16,306,078	$41,034,257
Due from (to) Allstate Life Insurance Company	(1,331)	(2,387)	(3,142)	(7,656)	(10,100)
Total assets	$20,715,755	$28,266,135	$120,639,132	$16,298,422	$41,024,157
NET ASSETS
Accumulation units	$20,627,167	$28,108,837	$120,017,552	$16,074,173	$40,617,262
Contracts in payout (annuitization) period	88,588	157,298	621,580	224,249	406,895
Total net assets	$20,715,755	$28,266,135	$120,639,132	$16,298,422	$41,024,157
FUND SHARE INFORMATION
Number of shares	1,199,600	28,268,523	8,291,566	2,617,348	3,580,651
Cost of investments	$16,484,452	$28,268,524	$68,125,726	$16,842,616	$41,103,928
UNIT VALUE (1)
Lowest	$28.62	$7.36	$16.77	$19.08	$14.88
Highest	$45.42	$11.39	$54.66	$30.84	$25.03

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	Global	Government	Growth	Putnam VT	Putnam VT
	Health Care	Money Market	Opportunities	High Yield	Income
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$98,768	$58,712	$43,085	$936,132	$1,950,988
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(274,642)	(416,943)	(1,546,490)	(231,278)	(571,640)
Administrative expense	(4,222)	(44,752)	(51,648)	(15,009)	(35,841)
Net investment income (loss)	(180,096)	(402,983)	(1,555,053)	689,845	1,343,507
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,025,216	22,878,061	19,561,713	3,271,805	8,190,297
Cost of investments sold	2,670,734	22,878,061	13,000,731	3,562,443	8,367,877
Realized gains (losses) on fund shares	354,482	—	6,560,982	(290,638)	(177,580)
Realized gain distributions	1,861,128	—	6,092,275	—	362,075
Net realized gains (losses)	2,215,610	—	12,653,257	(290,638)	184,495
Change in unrealized gains (losses)	626,934	—	23,155,733	117,864	121,992
Net realized and change in
unrealized gains (losses) on investments	2,842,544	—	35,808,990	(172,774)	306,487
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$2,662,448	$(402,983)	$34,253,937	$517,071	$1,649,994
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	International	International	Mortgage	Putnam VT	Putnam VT
	Equity	Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
ASSETS
Investments, at fair value	$46,465,691	$7,008,293	$8,155,422	$44,769,604	$20,550,497
Due from (to) Allstate Life Insurance Company	(9,171)	100	(30,060)	1,103	299
Total assets	$46,456,520	$7,008,393	$8,125,362	$44,770,707	$20,550,796
NET ASSETS
Accumulation units	$45,999,314	$6,991,326	$7,919,076	$44,531,110	$20,415,990
Contracts in payout (annuitization) period	457,206	17,067	206,286	239,597	134,806
Total net assets	$46,456,520	$7,008,393	$8,125,362	$44,770,707	$20,550,796
FUND SHARE INFORMATION
Number of shares	2,819,520	685,073	903,148	2,076,512	670,271
Cost of investments	$40,139,400	$7,830,269	$9,424,829	$27,840,082	$10,766,178
UNIT VALUE (1)
Lowest	$11.36	$12.33	$9.49	$16.24	$21.36
Highest	$25.41	$19.65	$21.05	$43.23	$45.97

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	International	International	Mortgage	Putnam VT	Putnam VT
	Equity	Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
NET INVESTMENT INCOME (LOSS)
Dividends	$694,796	$158,722	$806,933	$384,271	$112,769
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(615,067)	(87,807)	(117,445)	(560,108)	(262,038)
Administrative expense	(31,374)	—	—	(12,040)	(2,597)
Net investment income (loss)	48,355	70,915	689,488	(187,877)	(151,866)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	7,097,615	1,219,953	1,776,454	6,432,898	3,533,464
Cost of investments sold	7,201,316	1,592,643	2,105,946	4,687,366	2,039,614
Realized gains (losses) on fund shares	(103,701)	(372,690)	(329,492)	1,745,532	1,493,850
Realized gain distributions	—	93,240	—	1,672,452	2,153,028
Net realized gains (losses)	(103,701)	(279,450)	(329,492)	3,417,984	3,646,878
Change in unrealized gains (losses)	4,208,764	301,414	(675,115)	2,648,942	(179,760)
Net realized and change in
unrealized gains (losses) on investments	4,105,063	21,964	(1,004,607)	6,066,926	3,467,118
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$4,153,418	$92,879	$(315,119)	$5,879,049	$3,315,252
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
ASSETS
Investments, at fair value	$4,125,223	$22,981,817	$7,129,782	$81,756,969	$6,631,442
Due from (to) Allstate Life Insurance Company	(5)	629	253	2,725	—
Total assets	$4,125,218	$22,982,446	$7,130,035	$81,759,694	$6,631,442
NET ASSETS
Accumulation units	$4,113,257	$22,743,240	$7,128,699	$81,491,522	$6,631,442
Contracts in payout (annuitization) period	11,961	239,206	1,336	268,172	—
Total net assets	$4,125,218	$22,982,446	$7,130,035	$81,759,694	$6,631,442
FUND SHARE INFORMATION
Number of shares	180,772	2,295,886	303,008	1,846,363	569,712
Cost of investments	$2,886,059	$28,581,847	$4,670,689	$50,354,244	$5,284,392
UNIT VALUE (1)
Lowest	$39.86	$22.39	$45.57	$15.88	$29.72
Highest	$58.53	$50.07	$65.72	$60.48	$49.08

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
NET INVESTMENT INCOME (LOSS)
Dividends	$1	$211,362	$6,183	$306,153	$241,123
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(49,631)	(286,193)	(81,385)	(1,007,981)	(85,816)
Administrative expense	(1)	(6,489)	—	(8,777)	(10,877)
Net investment income (loss)	(49,631)	(81,320)	(75,202)	(710,605)	144,430
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	870,474	4,132,069	1,139,265	12,309,931	1,060,512
Cost of investments sold	799,539	6,406,931	956,418	8,679,574	974,599
Realized gains (losses) on fund shares	70,935	(2,274,862)	182,847	3,630,357	85,913
Realized gain distributions	135,190	—	337,910	6,410,988	151,321
Net realized gains (losses)	206,125	(2,274,862)	520,757	10,041,345	237,234
Change in unrealized gains (losses)	1,227,259	2,555,585	2,078,577	8,519,119	513,693
Net realized and change in
unrealized gains (losses) on investments	1,433,384	280,723	2,599,334	18,560,464	750,927
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$1,383,753	$199,403	$2,524,132	$17,849,859	$895,357
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
STATEMENT OF NET ASSETS
As of December 31, 2020

	Templeton	Templeton	Templeton	AST
	Foreign	Global Bond	Growth	Global
	VIP Class 2	VIP Class 2	VIP Class 2	Bond *
ASSETS
Investments, at fair value	$27,879,730	$764,708	$375,788	$18,554
Due from (to) Allstate Life Insurance Company	(457)	(3,336)	9	—
Total assets	$27,879,273	$761,372	$375,797	$18,554
NET ASSETS
Accumulation units	$27,750,287	$662,063	$357,535	$18,554
Contracts in payout (annuitization) period	128,986	99,309	18,262	—
Total net assets	$27,879,273	$761,372	$375,797	$18,554
FUND SHARE INFORMATION
Number of shares	2,099,377	55,333	33,644	1,507
Cost of investments	$29,366,811	$900,435	$397,918	$18,388
UNIT VALUE (1)
Lowest	$12.85	$18.83	$16.88	$10.05
Highest	$22.60	$32.18	$26.49	$10.08

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Templeton	Templeton	Templeton	AST
	Foreign	Global Bond	Growth	Global
	VIP Class 2	VIP Class 2	VIP Class 2	Bond *
NET INVESTMENT INCOME (LOSS)
Dividends	$876,625	$65,999	$10,222	$1
Charges from Allstate Life
Insurance Company:
Mortality and expense risk	(380,857)	(10,804)	(4,619)	(30)
Administrative expense	(43,600)	(1,126)	(351)	(4)
Net investment income (loss)	452,168	54,069	5,252	(33)
NET REALIZED AND UNREALIZED
GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	5,187,490	93,825	116,122	857
Cost of investments sold	6,203,608	106,116	134,980	855
Realized gains (losses) on fund shares	(1,016,118)	(12,291)	(18,858)	2
Realized gain distributions	1	1	1	1
Net realized gains (losses)	(1,016,117)	(12,290)	(18,857)	3
Change in unrealized gains (losses)	(342,292)	(98,499)	25,742	166
Net realized and change in
unrealized gains (losses) on investments	(1,358,409)	(110,789)	6,885	169
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS	$(906,241)	$(56,720)	$12,137	$136

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(114,413)	$(8,372)	$(543,179)	$(55,707)	$(70)
Net realized gains (losses)	2,031,823	(192,115)	3,997,044	92,713	138
Change in unrealized gains (losses)	(2,116,737)	263,657	5,895,828	(20,239)	1,651
Increase (decrease) in net assets from operations	(199,327)	63,170	9,349,693	16,767	1,719
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	804	—	—
Benefits	(1,448,785)	(201,897)	(1,799,342)	(171,875)	—
Payments on termination	(1,891,721)	(267,188)	(1,412,333)	(324,736)	—
Contract maintenance charge	(23,570)	(14,003)	(34,079)	(23,793)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(557,754)	(121,872)	(1,508,072)	34,811	(1)
Increase (decrease) in net assets from contract
transactions	(3,921,230)	(604,960)	(4,753,022)	(485,593)	(5)
INCREASE (DECREASE) IN NET ASSETS	(4,120,557)	(541,790)	4,596,671	(468,826)	1,714
NET ASSETS AT BEGINNING OF PERIOD	38,042,892	5,379,085	31,261,240	7,462,637	7,144
NET ASSETS AT END OF PERIOD	$33,922,335	$4,837,295	$35,857,911	$6,993,811	$8,858

UNITS OUTSTANDING
Units outstanding at beginning of period	1,476,600	513,201	1,358,891	193,833	320
Units issued	86,558	54,960	42,125	12,922	—
Units redeemed	(254,309)	(108,256)	(218,734)	(27,240)	—
Units outstanding at end of period	1,308,849	459,905	1,182,282	179,515	320

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2020
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(36,245)	$(22,988)	$(11,682)	$(75,323)	$(44)
Net realized gains (losses)	109,313	85,890	266,482	431,397	741
Change in unrealized gains (losses)	(25,016)	49,713	(202,254)	133,337	(806)
Increase (decrease) in net assets from operations	48,052	112,615	52,546	489,411	(109)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	60,000	—	—	6,513	—
Benefits	—	—	—	(392)	—
Payments on termination	(152,714)	(77,591)	(470,710)	(258,650)	(2,320)
Contract maintenance charge	(8,322)	(6,858)	(3,418)	(26,002)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	115,067	149,977	62,176	(143,107)	1
Increase (decrease) in net assets from contract
transactions	14,031	65,528	(411,952)	(421,638)	(2,325)
INCREASE (DECREASE) IN NET ASSETS	62,083	178,143	(359,406)	67,773	(2,434)
NET ASSETS AT BEGINNING OF PERIOD	2,323,841	1,432,346	919,114	5,313,440	4,419
NET ASSETS AT END OF PERIOD	$2,385,924	$1,610,489	$559,708	$5,381,213	$1,985

UNITS OUTSTANDING
Units outstanding at beginning of period	196,405	82,612	67,686	320,306	322
Units issued	90,161	22,582	26,057	38,490	—
Units redeemed	(99,524)	(21,816)	(58,976)	(67,212)	(182)
Units outstanding at end of period	187,042	83,378	34,767	291,584	140
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2022	2023	2024
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(652)	$(1,030)	$(9,097)	$(1,890)	$(817)
Net realized gains (losses)	250	1,052	2,604	359	182
Change in unrealized gains (losses)	990	4,593	22,495	7,863	4,303
Increase (decrease) in net assets from operations	588	4,615	16,002	6,332	3,668
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(314)	(826)	—	—	—
Payments on termination	(2,099)	(1,815)	(8,337)	—	—
Contract maintenance charge	(20)	(23)	(70)	(140)	(35)
Transfers among the sub-accounts and with the
Fixed Account - net	4,313	14,304	(6,926)	—	—
Increase (decrease) in net assets from contract
transactions	1,880	11,640	(15,333)	(140)	(35)
INCREASE (DECREASE) IN NET ASSETS	2,468	16,255	669	6,192	3,633
NET ASSETS AT BEGINNING OF PERIOD	47,526	75,413	509,416	122,010	52,070
NET ASSETS AT END OF PERIOD	$49,994	$91,668	$510,085	$128,202	$55,703

UNITS OUTSTANDING
Units outstanding at beginning of period	4,077	5,185	41,564	11,352	4,953
Units issued	350	1,016	281	—	—
Units redeemed	(216)	(431)	(1,579)	(13)	(3)
Units outstanding at end of period	4,211	5,770	40,266	11,339	4,950
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST	AST	AST	AST
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio
	2026	2027	2029	2030	2031*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,477)	$(29)	$(101)	$(4,225)	$(60)
Net realized gains (losses)	25,119	1,914	4,175	15,806	(42)
Change in unrealized gains (losses)	(3,399)	(1,286)	(1,779)	7,473	(222)
Increase (decrease) in net assets from operations	19,243	599	2,295	19,054	(324)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	—	—	—	(182,353)	—
Contract maintenance charge	(105)	(17)	(17)	(123)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(172,836)	(12,622)	(39,344)	329,511	13,437
Increase (decrease) in net assets from contract
transactions	(172,941)	(12,639)	(39,361)	147,035	13,437
INCREASE (DECREASE) IN NET ASSETS	(153,698)	(12,040)	(37,066)	166,089	13,113
NET ASSETS AT BEGINNING OF PERIOD	297,250	12,040	37,066	—	—
NET ASSETS AT END OF PERIOD	$143,552	$—	$—	$166,089	$13,113

UNITS OUTSTANDING
Units outstanding at beginning of period	27,808	1,132	3,469	—	—
Units issued	—	—	—	41,036	1,594
Units redeemed	(15,495)	(1,132)	(3,469)	(27,974)	(418)
Units outstanding at end of period	12,313	—	—	13,062	1,176
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

					AST
	AST				Fidelity
	Capital Growth	AST	AST	AST	Institutional
	Asset	Cohen & Steers	Cohen & Steers	Emerging	AMSM
	Allocation	Global Realty	Realty	Markets Equity*	Quantitative
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(52,350)	$(25)	$(164)	$(65)	$(14,065)
Net realized gains (losses)	291,682	64	77	12	69,698
Change in unrealized gains (losses)	112,223	(118)	(461)	162	(9,795)
Increase (decrease) in net assets from operations	351,555	(79)	(548)	109	45,838
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	(307,123)	(106)	—	(285)	(84,332)
Contract maintenance charge	(13,631)	(9)	(5)	(25)	(3,767)
Transfers among the sub-accounts and with the
Fixed Account - net	(164,333)	(1)	(446)	—	19,759
Increase (decrease) in net assets from contract
transactions	(485,067)	(116)	(451)	(310)	(68,340)
INCREASE (DECREASE) IN NET ASSETS	(133,512)	(195)	(999)	(201)	(22,502)
NET ASSETS AT BEGINNING OF PERIOD	3,721,861	1,842	11,548	4,955	1,093,755
NET ASSETS AT END OF PERIOD	$3,588,349	$1,647	$10,549	$4,754	$1,071,253

UNITS OUTSTANDING
Units outstanding at beginning of period	228,094	116	561	506	77,335
Units issued	31,726	—	5	—	26,708
Units redeemed	(68,871)	(7)	(29)	(33)	(33,962)
Units outstanding at end of period	190,949	109	537	473	70,081
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		AST			AST
	AST	Goldman Sachs	AST		Hotchkis & Wiley
	Goldman Sachs	Small-Cap	Government	AST	Large-Cap
	Multi-Asset	Value	Money Market	High Yield	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,425)	$(30)	$(3,962)	$(328)	$(12)
Net realized gains (losses)	11,309	97	—	209	3
Change in unrealized gains (losses)	23,191	(55)	—	694	(2)
Increase (decrease) in net assets from operations	28,075	12	(3,962)	575	(11)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	(746,749)	(374)	—
Payments on termination	(11,517)	(132)	(591)	—	—
Contract maintenance charge	(765)	(11)	(6)	(19)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	73,173	1	645,226	2,816	—
Increase (decrease) in net assets from contract
transactions	60,891	(142)	(102,120)	2,423	(2)
INCREASE (DECREASE) IN NET ASSETS	88,966	(130)	(106,082)	2,998	(13)
NET ASSETS AT BEGINNING OF PERIOD	378,407	2,318	301,686	30,101	1,382
NET ASSETS AT END OF PERIOD	$467,373	$2,188	$195,604	$33,099	$1,369

UNITS OUTSTANDING
Units outstanding at beginning of period	26,752	94	48,016	1,637	81
Units issued	9,206	—	67,699	156	(1)
Units redeemed	(4,868)	(7)	(92,341)	(28)	—
Units outstanding at end of period	31,090	87	23,374	1,765	80
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				AST	AST
	AST	AST	AST	J.P. Morgan	J.P. Morgan
	International	International	Investment	Global	International
	Growth	Value	Grade Bond	Thematic	Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(622)	$(269)	$(33,425)	$(1,550)	$(1,559)
Net realized gains (losses)	468	40	485,987	3,719	237
Change in unrealized gains (losses)	14,747	(231)	(21,196)	9,364	10,607
Increase (decrease) in net assets from operations	14,593	(460)	431,366	11,533	9,285
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	(242)	(347)	(111,491)	(4,311)	—
Contract maintenance charge	(26)	(16)	(19,732)	(571)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	(103)	(1)	(539,755)	(7,781)	(1)
Increase (decrease) in net assets from contract
transactions	(371)	(364)	(670,978)	(12,663)	(4)
INCREASE (DECREASE) IN NET ASSETS	14,222	(824)	(239,612)	(1,130)	9,281
NET ASSETS AT BEGINNING OF PERIOD	49,171	22,894	1,981,632	134,049	85,240
NET ASSETS AT END OF PERIOD	$63,393	$22,070	$1,742,020	$132,919	$94,521

UNITS OUTSTANDING
Units outstanding at beginning of period	3,720	2,259	114,780	7,946	7,573
Units issued	—	—	386,011	1,841	—
Units redeemed	(78)	(73)	(414,170)	(2,700)	—
Units outstanding at end of period	3,642	2,186	86,621	7,087	7,573
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST
	J.P. Morgan	Loomis Sayles	AST		AST
	Strategic	Large-Cap	MFS Global	AST	MFS Growth
	Opportunities	Growth	Equity	MFS Growth	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(23,670)	$(2,744)	$(198)	$(55)	$(328)
Net realized gains (losses)	83,355	16,059	804	53	49,314
Change in unrealized gains (losses)	83,871	35,809	1,887	1,278	(49,743)
Increase (decrease) in net assets from operations	143,556	49,124	2,493	1,276	(757)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	18	—	—	—	—
Benefits	—	(2,653)	(919)	—	—
Payments on termination	(55,888)	(2,487)	—	—	(768)
Contract maintenance charge	(9,632)	(48)	(2)	(13)	—
Transfers among the sub-accounts and with the
Fixed Account - net	7,203	(14,549)	(443)	(1)	(181,978)
Increase (decrease) in net assets from contract
transactions	(58,299)	(19,737)	(1,364)	(14)	(182,746)
INCREASE (DECREASE) IN NET ASSETS	85,257	29,387	1,129	1,262	(183,503)
NET ASSETS AT BEGINNING OF PERIOD	1,661,159	173,123	21,084	4,406	183,503
NET ASSETS AT END OF PERIOD	$1,746,416	$202,510	$22,213	$5,668	$—

UNITS OUTSTANDING
Units outstanding at beginning of period	118,416	6,674	978	151	12,358
Units issued	25,681	2	—	—	14
Units redeemed	(33,115)	(719)	(78)	—	(12,372)
Units outstanding at end of period	110,982	5,957	900	151	—
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		AST
		Neuberger	AST	AST	AST
	AST	Berman/LSV	Preservation	Prudential	QMA
	Mid-Cap	Mid-Cap	Asset	Growth	US Equity
	Growth	Value	Allocation	Allocation	Alpha
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(587)	$(243)	$(58,276)	$(137,279)	$(284)
Net realized gains (losses)	1,737	(326)	186,875	710,245	3,986
Change in unrealized gains (losses)	11,031	(745)	132,982	(353,385)	(7,336)
Increase (decrease) in net assets from operations	12,181	(1,314)	261,581	219,581	(3,634)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(519)	—	—	—	(911)
Payments on termination	(83)	—	(250,771)	(658,215)	—
Contract maintenance charge	(19)	(20)	(16,237)	(58,068)	(11)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,305)	(1,387)	142,300	11,111	(10,774)
Increase (decrease) in net assets from contract
transactions	(4,926)	(1,407)	(124,708)	(705,172)	(11,696)
INCREASE (DECREASE) IN NET ASSETS	7,255	(2,721)	136,873	(485,591)	(15,330)
NET ASSETS AT BEGINNING OF PERIOD	41,763	24,113	3,822,408	10,483,249	37,762
NET ASSETS AT END OF PERIOD	$49,018	$21,392	$3,959,281	$9,997,658	$22,432

UNITS OUTSTANDING
Units outstanding at beginning of period	1,653	1,185	247,088	713,386	1,649
Units issued	23	28	36,316	394,976	32
Units redeemed	(223)	(131)	(47,129)	(463,587)	(656)
Units outstanding at end of period	1,453	1,082	236,275	644,775	1,025
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		AST		AST	AST
	AST	Small-Cap	AST	T. Rowe Price	T. Rowe Price
	Small-Cap	Growth	Small-Cap	Asset	Large-Cap
	Growth	Opportunities	Value	Allocation	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39)	$(259)	$(331)	$(51,953)	$(100)
Net realized gains (losses)	(94)	7,348	2	305,780	160
Change in unrealized gains (losses)	2,211	(2,439)	(81)	(22,894)	2,454
Increase (decrease) in net assets from operations	2,078	4,650	(410)	230,933	2,514
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(156)	(369)	—	—	—
Payments on termination	—	(88)	—	(248,683)	—
Contract maintenance charge	—	(12)	(7)	(9,970)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	7,935	(13,012)	(731)	(71,071)	(1,489)
Increase (decrease) in net assets from contract
transactions	7,779	(13,481)	(738)	(329,724)	(1,495)
INCREASE (DECREASE) IN NET ASSETS	9,857	(8,831)	(1,148)	(98,791)	1,019
NET ASSETS AT BEGINNING OF PERIOD	1,185	26,988	33,468	3,565,453	9,057
NET ASSETS AT END OF PERIOD	$11,042	$18,157	$32,320	$3,466,662	$10,076

UNITS OUTSTANDING
Units outstanding at beginning of period	46	1,207	1,696	202,634	263
Units issued	295	29	14	90,838	16
Units redeemed	(64)	(625)	(67)	(113,710)	(69)
Units outstanding at end of period	277	611	1,643	179,762	210

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST	AST		AST	AST
	T. Rowe Price	T. Rowe Price	AST	WEDGE Capital	Wellington
	Large-Cap	Natural	Templeton	Mid-Cap	Management
	Value	Resources	Global Bond*	Value	Hedged Equity
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,444)	$(342)	$(236)	$(405)	$(3,539)
Net realized gains (losses)	(156)	(3,250)	(820)	220	6,668
Change in unrealized gains (losses)	1,685	938	(322)	(2,311)	4,597
Increase (decrease) in net assets from operations	85	(2,654)	(1,378)	(2,496)	7,726
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(711)	—	—	—	—
Payments on termination	—	(6,774)	—	—	(3,724)
Contract maintenance charge	(25)	(14)	(8)	—	(363)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,080)	(1,346)	(19,702)	(1)	(7,446)
Increase (decrease) in net assets from contract
transactions	(1,816)	(8,134)	(19,710)	(1)	(11,533)
INCREASE (DECREASE) IN NET ASSETS	(1,731)	(10,788)	(21,088)	(2,497)	(3,807)
NET ASSETS AT BEGINNING OF PERIOD	106,225	32,265	21,088	34,641	247,957
NET ASSETS AT END OF PERIOD	$104,494	$21,477	$—	$32,144	$244,150

UNITS OUTSTANDING
Units outstanding at beginning of period	7,735	3,723	1,889	1,834	18,065
Units issued	17	63	7	(1)	3,760
Units redeemed	(186)	(1,259)	(1,896)	—	(4,811)
Units outstanding at end of period	7,566	2,527	—	1,833	17,014
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	AST		BNY Mellon		BNY Mellon VIF
	Western Asset	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and
	Core Plus	Stock Index	Equity Portfolio,	Government	Income
	Bond	Fund, Inc.	Inc	Money Market	Initial Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(724)	$342	$(11)	$(2,063)	$(109)
Net realized gains (losses)	583	23,470	183	—	2,144
Change in unrealized gains (losses)	4,397	10,352	2,705	—	2,171
Increase (decrease) in net assets from operations	4,256	34,164	2,877	(2,063)	4,206
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(1,248)	(13,768)	—	(1,230)	(1,518)
Payments on termination	(1,336)	(8,991)	—	(198)	(483)
Contract maintenance charge	(24)	(158)	(8)	(82)	(30)
Transfers among the sub-accounts and with the
Fixed Account - net	4,133	10	(1)	564	(795)
Increase (decrease) in net assets from contract
transactions	1,525	(22,907)	(9)	(946)	(2,826)
INCREASE (DECREASE) IN NET ASSETS	5,781	11,257	2,868	(3,009)	1,380
NET ASSETS AT BEGINNING OF PERIOD	61,488	247,442	12,668	176,563	19,654
NET ASSETS AT END OF PERIOD	$67,269	$258,699	$15,536	$173,554	$21,034

UNITS OUTSTANDING
Units outstanding at beginning of period	4,233	8,009	505	17,820	706
Units issued	262	5	—	55	—
Units redeemed	(273)	(802)	—	(140)	(87)
Units outstanding at end of period	4,222	7,212	505	17,735	619
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		DWS		DWS	DWS
	DWS	Capital Growth	DWS	CROCI®	Global Income
	Bond VIP	VIP	Core Equity VIP	International VIP	Builder VIP
	Class A	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,640	$(3,200)	$3,253	$3,522	$8,725
Net realized gains (losses)	612	211,347	23,890	(6,646)	10,063
Change in unrealized gains (losses)	9,485	320,800	44,399	4,551	8,100
Increase (decrease) in net assets from operations	13,737	528,947	71,542	1,427	26,888
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	180	—
Benefits	1,995	(63,430)	(18,913)	(1,177)	3,530
Payments on termination	(184)	(11,113)	(22,573)	(1,136)	(1,327)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	(18,467)	(198,656)	698	(10,225)	79,041
Increase (decrease) in net assets from contract
transactions	(16,656)	(273,199)	(40,788)	(12,358)	81,244
INCREASE (DECREASE) IN NET ASSETS	(2,919)	255,748	30,754	(10,931)	108,132
NET ASSETS AT BEGINNING OF PERIOD	169,804	1,475,013	513,146	144,057	375,908
NET ASSETS AT END OF PERIOD	$166,885	$1,730,761	$543,900	$133,126	$484,040

UNITS OUTSTANDING
Units outstanding at beginning of period	9,192	38,999	16,913	10,447	18,474
Units issued	476	1,027	112	331	7,519
Units redeemed	(1,333)	(6,816)	(1,477)	(1,300)	(3,886)
Units outstanding at end of period	8,335	33,210	15,548	9,478	22,107
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Federated
	DWS	DWS	DWS	Hermes
	Global	Government	Small Mid Cap	Government	Fidelity VIP
	Small Cap VIP	Money Market	Growth VIP	Money	Contrafund
	Class A	VIP Class A	Class A	Fund II*	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$641	$(403)	$(1,976)	$(26,038)	$(50,167)
Net realized gains (losses)	(30,697)	—	(7,380)	—	356,599
Change in unrealized gains (losses)	106,979	—	92,970	—	840,819
Increase (decrease) in net assets from operations	76,923	(403)	83,614	(26,038)	1,147,251
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	240	60	1,663
Benefits	(17,668)	(2,441)	(14,055)	(132,346)	(50,130)
Payments on termination	(12,593)	(2,371)	(8,002)	(98,848)	(604,805)
Contract maintenance charge	—	—	—	(2,099)	(2,391)
Transfers among the sub-accounts and with the
Fixed Account - net	(76,907)	20,158	27,611	(133,744)	(257,577)
Increase (decrease) in net assets from contract
transactions	(106,988)	15,346	5,794	(366,977)	(913,240)
INCREASE (DECREASE) IN NET ASSETS	(30,065)	14,943	89,408	(393,015)	234,011
NET ASSETS AT BEGINNING OF PERIOD	600,912	66,854	305,721	2,406,285	4,503,454
NET ASSETS AT END OF PERIOD	$570,847	$81,797	$395,129	$2,013,270	$4,737,465

UNITS OUTSTANDING
Units outstanding at beginning of period	15,453	6,488	12,237	214,860	119,790
Units issued	456	2,586	1,758	3,207	4,805
Units redeemed	(3,301)	(1,103)	(1,761)	(37,128)	(27,037)
Units outstanding at end of period	12,608	7,971	12,234	180,939	97,558
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Contrafund	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(396,505)	$1,776	$379	$(18,717)	$(21,011)
Net realized gains (losses)	1,717,811	26,949	21,244	149,001	247,972
Change in unrealized gains (losses)	5,063,683	(4,112)	3,572	121,012	127,240
Increase (decrease) in net assets from operations	6,384,989	24,613	25,195	251,296	354,201
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,619	180	—	—	—
Benefits	(1,013,264)	(4,084)	(1,606)	(27,045)	(14,157)
Payments on termination	(2,315,857)	(13,052)	(13,882)	(198,230)	(476,126)
Contract maintenance charge	(94,232)	(218)	(112)	(6,992)	(14,512)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,311,922)	(52,422)	10,482	21,990	46,269
Increase (decrease) in net assets from contract
transactions	(4,731,656)	(69,596)	(5,118)	(210,277)	(458,526)
INCREASE (DECREASE) IN NET ASSETS	1,653,333	(44,983)	20,077	41,019	(104,325)
NET ASSETS AT BEGINNING OF PERIOD	25,524,111	579,114	501,996	2,629,143	3,144,413
NET ASSETS AT END OF PERIOD	$27,177,444	$534,131	$522,073	$2,670,162	$3,040,088

UNITS OUTSTANDING
Units outstanding at beginning of period	976,681	21,258	22,309	162,645	185,450
Units issued	35,251	54	598	12,121	11,040
Units redeemed	(198,588)	(2,673)	(768)	(24,474)	(38,860)
Units outstanding at end of period	813,344	18,639	22,139	150,292	157,630
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government	Government	Growth
	Freedom 2030	Freedom Income	Money Market	Money Market	& Income
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,339)	$(4,323)	$(344,343)	$(616,780)	$5,707
Net realized gains (losses)	108,863	24,393	—	—	275,779
Change in unrealized gains (losses)	(17,802)	29,081	—	—	(62,908)
Increase (decrease) in net assets from operations	86,722	49,151	(344,343)	(616,780)	218,578
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	3,294	123,507	—
Benefits	—	(36,870)	(1,835,822)	(2,456,962)	(127,098)
Payments on termination	(11,393)	(33,788)	(2,546,402)	(5,434,607)	(198,175)
Contract maintenance charge	(2,227)	(3,245)	(16,386)	(72,542)	(11,574)
Transfers among the sub-accounts and with the
Fixed Account - net	(107,324)	(17,106)	2,456,235	5,541,165	62,674
Increase (decrease) in net assets from contract
transactions	(120,944)	(91,009)	(1,939,081)	(2,299,439)	(274,173)
INCREASE (DECREASE) IN NET ASSETS	(34,222)	(41,858)	(2,283,424)	(2,916,219)	(55,595)
NET ASSETS AT BEGINNING OF PERIOD	728,390	630,016	32,525,293	42,656,510	3,615,121
NET ASSETS AT END OF PERIOD	$694,168	$588,158	$30,241,869	$39,740,291	$3,559,526

UNITS OUTSTANDING
Units outstanding at beginning of period	39,581	45,346	3,277,849	4,528,083	143,413
Units issued	6,586	634	812,707	1,207,047	14,394
Units redeemed	(13,579)	(6,698)	(1,009,194)	(1,453,545)	(24,651)
Units outstanding at end of period	32,588	39,282	3,081,362	4,281,585	133,156
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Fidelity VIP
	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Growth	Opportunities	Growth	High Income	High Income
	Initial Class	Service Class 2	Service Class 2	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(44,938)	$(33,159)	$(2,459)	$6,701	$44,261
Net realized gains (losses)	649,019	275,228	23,314	(3,393)	(25,718)
Change in unrealized gains (losses)	615,526	784,907	35,244	(2,022)	(18,519)
Increase (decrease) in net assets from operations	1,219,607	1,026,976	56,099	1,286	24
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	42,489	—	—	—	—
Benefits	(82,402)	(24,687)	—	(16,854)	(119,145)
Payments on termination	(399,038)	(123,695)	(15,568)	(12,159)	(116,608)
Contract maintenance charge	(2,237)	(4,958)	(36)	(206)	(2,977)
Transfers among the sub-accounts and with the
Fixed Account - net	(127,280)	(211,797)	(65)	5,275	190,573
Increase (decrease) in net assets from contract
transactions	(568,468)	(365,137)	(15,669)	(23,944)	(48,157)
INCREASE (DECREASE) IN NET ASSETS	651,139	661,839	40,430	(22,658)	(48,133)
NET ASSETS AT BEGINNING OF PERIOD	3,305,728	1,792,873	141,165	211,149	1,629,879
NET ASSETS AT END OF PERIOD	$3,956,867	$2,454,712	$181,595	$188,491	$1,581,746

UNITS OUTSTANDING
Units outstanding at beginning of period	121,889	49,159	5,508	11,016	85,913
Units issued	11,355	3,466	—	450	11,947
Units redeemed	(30,490)	(11,924)	(528)	(1,714)	(15,040)
Units outstanding at end of period	102,754	40,701	4,980	9,752	82,820
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Fidelity VIP	Fidelity VIP
	Fidelity VIP	Fidelity VIP	Investment	Investment	Fidelity VIP
	Index 500	Index 500	Grade Bond	Grade Bond	Mid Cap
	Initial Class	Service Class 2	Initial Class	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$11,258	$(24,473)	$5,925	$3	$(75,394)
Net realized gains (losses)	230,919	1,409,655	5,126	—	(96,032)
Change in unrealized gains (losses)	241,929	(258,072)	38,219	44	1,019,696
Increase (decrease) in net assets from operations	484,106	1,127,110	49,270	47	848,270
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	47,369	650	150	—	—
Benefits	1,297	(170,571)	(5,073)	—	(182,910)
Payments on termination	(306,802)	(1,292,760)	(63,428)	—	(661,488)
Contract maintenance charge	(1,618)	(27,788)	(392)	(3)	(21,591)
Transfers among the sub-accounts and with the
Fixed Account - net	(760)	(2,412,922)	6,946	70	(484,938)
Increase (decrease) in net assets from contract
transactions	(260,514)	(3,903,391)	(61,797)	67	(1,350,927)
INCREASE (DECREASE) IN NET ASSETS	223,592	(2,776,281)	(12,527)	114	(502,657)
NET ASSETS AT BEGINNING OF PERIOD	3,310,904	11,951,964	663,309	632	7,206,516
NET ASSETS AT END OF PERIOD	$3,534,496	$9,175,683	$650,782	$746	$6,703,859

UNITS OUTSTANDING
Units outstanding at beginning of period	129,553	476,905	30,877	38	314,966
Units issued	7,106	19,362	611	4	18,540
Units redeemed	(18,915)	(180,153)	(3,445)	—	(84,477)
Units outstanding at end of period	117,744	316,114	28,043	42	249,029
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				Franklin
	Fidelity VIP	Fidelity VIP	Franklin	Growth	Franklin
	Overseas	Overseas	Flex Cap Growth	and Income	Income
	Initial Class	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,089)	$(85)	$(16,241)	$305,348	$2,132,861
Net realized gains (losses)	10,316	273	79,964	3,040,522	(622,692)
Change in unrealized gains (losses)	67,250	552	267,203	(2,947,148)	(2,652,477)
Increase (decrease) in net assets from operations	72,477	740	330,926	398,722	(1,142,308)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,200	—	—	1,179	16,270
Benefits	(383)	—	(64,253)	(467,788)	(2,292,450)
Payments on termination	(33,501)	(1,269)	(74,430)	(1,445,500)	(5,022,977)
Contract maintenance charge	(316)	(1)	(3,750)	(51,386)	(100,296)
Transfers among the sub-accounts and with the
Fixed Account - net	2,782	46	(18,120)	(109,462)	(1,441,591)
Increase (decrease) in net assets from contract
transactions	(28,218)	(1,224)	(160,553)	(2,072,957)	(8,841,044)
INCREASE (DECREASE) IN NET ASSETS	44,259	(484)	170,373	(1,674,235)	(9,983,352)
NET ASSETS AT BEGINNING OF PERIOD	538,711	6,688	969,527	16,471,043	59,925,946
NET ASSETS AT END OF PERIOD	$582,970	$6,204	$1,139,900	$14,796,808	$49,942,594

UNITS OUTSTANDING
Units outstanding at beginning of period	31,887	310	34,828	516,623	2,860,342
Units issued	497	2	3,845	19,891	112,294
Units redeemed	(2,103)	(75)	(9,834)	(88,298)	(564,303)
Units outstanding at end of period	30,281	237	28,839	448,216	2,408,333
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Franklin	Franklin			Franklin
	Large Cap	Mutual Global	Franklin	Franklin	Small-Mid
	Growth	Discovery	Mutual Shares	Small Cap Value	Cap Growth
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(257,291)	$35,420	$316,264	$(13,378)	$(12,897)
Net realized gains (losses)	2,789,832	(246,352)	432,168	206,942	116,109
Change in unrealized gains (losses)	3,043,116	(252,381)	(3,139,503)	242,016	258,789
Increase (decrease) in net assets from operations	5,575,657	(463,313)	(2,391,071)	435,580	362,001
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	12,678	1,400	23,537	6,038	—
Benefits	(548,360)	(163,247)	(1,154,420)	(346,732)	(299)
Payments on termination	(1,186,577)	(371,013)	(2,166,385)	(850,689)	(50,720)
Contract maintenance charge	(42,093)	(19,171)	(69,549)	(35,963)	(3,213)
Transfers among the sub-accounts and with the
Fixed Account - net	(2,461,218)	(248,363)	(49,636)	(152,487)	(62,772)
Increase (decrease) in net assets from contract
transactions	(4,225,570)	(800,394)	(3,416,453)	(1,379,833)	(117,004)
INCREASE (DECREASE) IN NET ASSETS	1,350,087	(1,263,707)	(5,807,524)	(944,253)	244,997
NET ASSETS AT BEGINNING OF PERIOD	16,084,689	6,732,015	34,533,964	15,797,384	758,762
NET ASSETS AT END OF PERIOD	$17,434,776	$5,468,308	$28,726,440	$14,853,131	$1,003,759

UNITS OUTSTANDING
Units outstanding at beginning of period	613,472	337,276	1,395,633	396,269	17,642
Units issued	24,151	47,540	80,604	29,558	121
Units redeemed	(170,920)	(92,911)	(233,884)	(64,723)	(2,472)
Units outstanding at end of period	466,703	291,905	1,242,353	361,104	15,291

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	Franklin	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic
	U.S. Government	Cap Value	Cap Value	Equity Insights	Growth
	Securities	Institutional	Institutional	Institutional	Institutional
	VIP Class 2	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$111,344	$(4,843)	$(13,592)	$(39,160)	$(92)
Net realized gains (losses)	(45,547)	(36,593)	(11,403)	(29,200)	261
Change in unrealized gains (losses)	84,337	56,448	70,125	238,168	983
Increase (decrease) in net assets from operations	150,134	15,012	45,130	169,808	1,152
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(283,687)	(42,971)	(135,106)	(103,976)	—
Payments on termination	(810,347)	(106,454)	(78,314)	(229,392)	(6,877)
Contract maintenance charge	(28,579)	(3,483)	(3,072)	(6,536)	(16)
Transfers among the sub-accounts and with the
Fixed Account - net	670,017	(25,967)	27,337	(150,494)	1
Increase (decrease) in net assets from contract
transactions	(452,596)	(178,875)	(189,155)	(490,398)	(6,892)
INCREASE (DECREASE) IN NET ASSETS	(302,462)	(163,863)	(144,025)	(320,590)	(5,740)
NET ASSETS AT BEGINNING OF PERIOD	7,011,830	1,566,741	1,605,578	3,153,852	11,555
NET ASSETS AT END OF PERIOD	$6,709,368	$1,402,878	$1,461,553	$2,833,262	$5,815

UNITS OUTSTANDING
Units outstanding at beginning of period	557,144	79,066	62,427	134,973	479
Units issued	111,259	4,187	2,498	8,738	—
Units redeemed	(142,786)	(13,995)	(11,571)	(30,308)	(345)
Units outstanding at end of period	525,617	69,258	53,354	113,403	134
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Goldman Sachs	Invesco	Invesco	Invesco	Invesco
	VIT U.S.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Equity Insights	Capital	Capital	Conservative	Conservative
	Institutional	Appreciation	Appreciation	Balanced	Balanced
	Shares	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(25,186)	$(47,128)	$(232,967)	$6,128	$7,528
Net realized gains (losses)	231,153	625,629	3,081,434	39,058	219,269
Change in unrealized gains (losses)	156,104	498,270	1,458,510	73,947	333,647
Increase (decrease) in net assets from operations	362,071	1,076,771	4,306,977	119,133	560,444
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	24,145	6,658	3,000	4,263
Benefits	(199,351)	(5,809)	(327,286)	108	(163,065)
Payments on termination	(143,390)	(174,468)	(1,168,856)	(28,614)	(310,715)
Contract maintenance charge	(6,450)	(1,747)	(44,235)	(385)	(20,017)
Transfers among the sub-accounts and with the
Fixed Account - net	(226,247)	(34,516)	(1,251,225)	(31,248)	(84,590)
Increase (decrease) in net assets from contract
transactions	(575,438)	(192,395)	(2,784,944)	(57,139)	(574,124)
INCREASE (DECREASE) IN NET ASSETS	(213,367)	884,376	1,522,033	61,994	(13,680)
NET ASSETS AT BEGINNING OF PERIOD	3,074,845	3,183,999	14,513,027	932,978	4,932,452
NET ASSETS AT END OF PERIOD	$2,861,478	$4,068,375	$16,035,060	$994,972	$4,918,772

UNITS OUTSTANDING
Units outstanding at beginning of period	118,343	128,989	479,417	54,259	277,948
Units issued	3,693	3,800	7,741	886	16,389
Units redeemed	(26,880)	(10,368)	(91,506)	(4,091)	(48,364)
Units outstanding at end of period	95,156	122,421	395,652	51,054	245,973
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco	Invesco			Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.
	Discovery Mid	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global
	Cap Growth	Cap Growth	Global	Global	Strategic Income
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(69,876)	$(166,149)	$(14,425)	$(74,910)	$28,222
Net realized gains (losses)	181,543	866,931	105,785	538,847	(52,321)
Change in unrealized gains (losses)	2,526,204	3,752,915	451,255	1,069,937	(8,320)
Increase (decrease) in net assets from operations	2,637,871	4,453,697	542,615	1,533,874	(32,419)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	120	30,495	18,930	12,945	3,660
Benefits	(229,246)	(406,616)	(35,995)	(74,470)	(32,170)
Payments on termination	(121,794)	(492,779)	(55,552)	(482,956)	(241,220)
Contract maintenance charge	(1,430)	(33,851)	(1,198)	(22,559)	(344)
Transfers among the sub-accounts and with the
Fixed Account - net	5,170,524	5,976,745	(78,020)	(501,361)	(5,843)
Increase (decrease) in net assets from contract
transactions	4,818,174	5,073,994	(151,835)	(1,068,401)	(275,917)
INCREASE (DECREASE) IN NET ASSETS	7,456,045	9,527,691	390,780	465,473	(308,336)
NET ASSETS AT BEGINNING OF PERIOD	689,409	4,826,297	2,318,509	6,776,815	980,321
NET ASSETS AT END OF PERIOD	$8,145,454	$14,353,988	$2,709,289	$7,242,288	$671,985

UNITS OUTSTANDING
Units outstanding at beginning of period	42,070	133,870	57,819	164,502	65,719
Units issued	539,288	543,169	836	3,264	3,524
Units redeemed	(47,462)	(75,326)	(5,610)	(27,183)	(20,244)
Units outstanding at end of period	533,896	601,713	53,045	140,583	48,999
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Global	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street
	Strategic Income	Main Street	Main Street	Small Cap	Small Cap
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$865,387	$(797)	$(113,995)	$(8,774)	$(116,963)
Net realized gains (losses)	(329,756)	140,388	2,726,779	28,741	312,740
Change in unrealized gains (losses)	(344,665)	(10,545)	(121,458)	176,261	1,462,409
Increase (decrease) in net assets from operations	190,966	129,046	2,491,326	196,228	1,658,186
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	4,047	—	18,396	1,425	992
Benefits	(742,880)	(21,744)	(576,009)	(14,092)	(264,461)
Payments on termination	(2,002,539)	(162,892)	(1,483,328)	(151,192)	(684,324)
Contract maintenance charge	(72,303)	(572)	(66,693)	(879)	(32,357)
Transfers among the sub-accounts and with the
Fixed Account - net	(228,857)	1,742	(817,987)	(1,629)	(425,565)
Increase (decrease) in net assets from contract
transactions	(3,042,532)	(183,466)	(2,925,621)	(166,367)	(1,405,715)
INCREASE (DECREASE) IN NET ASSETS	(2,851,566)	(54,420)	(434,295)	29,861	252,471
NET ASSETS AT BEGINNING OF PERIOD	26,922,884	1,212,690	24,295,962	1,268,050	10,286,824
NET ASSETS AT END OF PERIOD	$24,071,318	$1,158,270	$23,861,667	$1,297,911	$10,539,295

UNITS OUTSTANDING
Units outstanding at beginning of period	1,400,401	50,091	729,401	26,077	230,551
Units issued	87,177	442	31,952	465	15,430
Units redeemed	(249,287)	(7,867)	(119,801)	(3,956)	(45,041)
Units outstanding at end of period	1,238,291	42,666	641,552	22,586	200,940
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	Total Return	American	American	Invesco V.I.
	Bond	Bond	Franchise	Franchise	American Value
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$8,303	$112,027	$(1,132,892)	$(321,286)	$(167,731)
Net realized gains (losses)	(12,947)	(36,456)	10,919,030	3,000,736	(120,803)
Change in unrealized gains (losses)	41,688	562,715	18,579,870	3,538,348	(41,708)
Increase (decrease) in net assets from operations	37,044	638,286	28,366,008	6,217,798	(330,242)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	42,114	11,562	31,672	762	4,348
Benefits	(5,034)	(296,496)	(2,739,202)	(698,102)	(727,296)
Payments on termination	(35,695)	(906,696)	(4,119,730)	(1,094,942)	(946,576)
Contract maintenance charge	(346)	(27,971)	(34,870)	(37,060)	(18,218)
Transfers among the sub-accounts and with the
Fixed Account - net	(8,884)	(197,561)	(2,690,951)	(559,808)	(237,536)
Increase (decrease) in net assets from contract
transactions	(7,845)	(1,417,162)	(9,553,081)	(2,389,150)	(1,925,278)
INCREASE (DECREASE) IN NET ASSETS	29,199	(778,876)	18,812,927	3,828,648	(2,255,520)
NET ASSETS AT BEGINNING OF PERIOD	440,612	9,517,519	76,285,321	17,475,797	25,980,280
NET ASSETS AT END OF PERIOD	$469,811	$8,738,643	$95,098,248	$21,304,445	$23,724,760

UNITS OUTSTANDING
Units outstanding at beginning of period	32,015	969,837	3,051,338	667,294	957,647
Units issued	10,331	137,731	108,519	34,637	41,583
Units redeemed	(10,707)	(279,889)	(437,774)	(109,302)	(120,700)
Units outstanding at end of period	31,639	827,679	2,722,083	592,629	878,530
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	American Value	Comstock	Comstock	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(122,130)	$138,340	$197,393	$(48,384)	$(6,835)
Net realized gains (losses)	(143,610)	249,773	1,397,647	12,509,425	214,665
Change in unrealized gains (losses)	144,582	(1,159,998)	(3,675,399)	(6,501,885)	(107,449)
Increase (decrease) in net assets from operations	(121,158)	(771,885)	(2,080,359)	5,959,156	100,381
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,049	683	5,089	43,760	—
Benefits	(436,378)	(1,033,660)	(1,914,362)	(1,680,979)	(40,214)
Payments on termination	(770,081)	(706,597)	(2,787,017)	(2,884,289)	(57,339)
Contract maintenance charge	(35,447)	(5,938)	(83,943)	(23,715)	(1,570)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,038,515)	(425,759)	(479,475)	(1,066,591)	5,661
Increase (decrease) in net assets from contract
transactions	(2,277,372)	(2,171,271)	(5,259,708)	(5,611,814)	(93,462)
INCREASE (DECREASE) IN NET ASSETS	(2,398,530)	(2,943,156)	(7,340,067)	347,342	6,919
NET ASSETS AT BEGINNING OF PERIOD	14,162,573	19,279,533	58,654,950	54,473,755	950,255
NET ASSETS AT END OF PERIOD	$11,764,043	$16,336,377	$51,314,883	$54,821,097	$957,174

UNITS OUTSTANDING
Units outstanding at beginning of period	420,710	694,792	2,173,174	2,104,116	46,834
Units issued	43,235	45,201	115,933	77,951	614
Units redeemed	(108,280)	(137,637)	(321,198)	(298,210)	(4,672)
Units outstanding at end of period	355,665	602,356	1,967,909	1,883,857	42,776
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Invesco V.I.	Diversified	Diversified	Equity
	Core Plus Bond	Core Plus Bond	Dividend	Dividend	and Income
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$38,663	$967	$1,516,516	$234,637	$147,784
Net realized gains (losses)	19,669	370	6,909,908	1,406,265	733,905
Change in unrealized gains (losses)	369,976	24,326	(10,723,525)	(2,195,613)	239,579
Increase (decrease) in net assets from operations	428,308	25,663	(2,297,101)	(554,711)	1,121,268
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	150	—	52,275	60	16,672
Benefits	(162,710)	(886)	(5,260,417)	(821,077)	(900,546)
Payments on termination	(195,885)	(42,840)	(3,643,908)	(984,771)	(1,172,724)
Contract maintenance charge	(1,596)	—	(34,360)	(24,294)	(5,827)
Transfers among the sub-accounts and with the
Fixed Account - net	1,265,484	75	(1,162,650)	209,377	(238,486)
Increase (decrease) in net assets from contract
transactions	905,443	(43,651)	(10,049,060)	(1,620,705)	(2,300,911)
INCREASE (DECREASE) IN NET ASSETS	1,333,751	(17,988)	(12,346,161)	(2,175,416)	(1,179,643)
NET ASSETS AT BEGINNING OF PERIOD	5,265,357	347,907	107,534,317	25,297,694	17,314,756
NET ASSETS AT END OF PERIOD	$6,599,108	$329,919	$95,188,156	$23,122,278	$16,135,113

UNITS OUTSTANDING
Units outstanding at beginning of period	316,323	23,286	1,744,381	1,107,684	747,550
Units issued	86,022	5	58,522	43,354	42,224
Units redeemed	(33,808)	(2,656)	(269,747)	(116,580)	(145,631)
Units outstanding at end of period	368,537	20,635	1,533,156	1,034,458	644,143
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Equity	Global	Global	Government	Government
	and Income	Core Equity	Core Equity	Money Market	Money Market
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$92,001	$(14,940)	$(61,971)	$(43,745)	$(1,550)
Net realized gains (losses)	1,028,051	377,311	231,715	—	—
Change in unrealized gains (losses)	176,124	1,525,614	864,179	—	—
Increase (decrease) in net assets from operations	1,296,176	1,887,985	1,033,923	(43,745)	(1,550)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	11,560	600	—	—	—
Benefits	(930,340)	(1,207,350)	(204,336)	(23,181)	(530)
Payments on termination	(1,323,027)	(837,369)	(458,502)	(826,067)	(10,736)
Contract maintenance charge	(32,393)	(7,402)	(13,058)	(2,434)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(288,887)	(480,613)	(308,968)	483,950	(20)
Increase (decrease) in net assets from contract
transactions	(2,563,087)	(2,532,134)	(984,864)	(367,732)	(11,286)
INCREASE (DECREASE) IN NET ASSETS	(1,266,911)	(644,149)	49,059	(411,477)	(12,836)
NET ASSETS AT BEGINNING OF PERIOD	21,035,755	20,359,171	10,311,797	3,933,557	106,573
NET ASSETS AT END OF PERIOD	$19,768,844	$19,715,022	$10,360,856	$3,522,080	$93,737

UNITS OUTSTANDING
Units outstanding at beginning of period	873,593	726,819	606,958	359,766	12,176
Units issued	44,223	12,211	16,754	164,853	274
Units redeemed	(156,156)	(116,883)	(73,324)	(201,429)	(1,548)
Units outstanding at end of period	761,660	622,147	550,388	323,190	10,902
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Government	Government	Growth	Invesco V.I.	Invesco V.I.
	Securities	Securities	and Income	High Yield	High Yield
	Series I	Series II	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$66,187	$1,011	$72,777	$343,572	$206,028
Net realized gains (losses)	12,632	(57)	(323,323)	(161,603)	(100,164)
Change in unrealized gains (losses)	166,252	8,171	84,478	(94,337)	(89,113)
Increase (decrease) in net assets from operations	245,071	9,125	(166,068)	87,632	16,751
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	5,969	70	3,639
Benefits	(421,267)	—	(696,035)	(552,113)	(119,770)
Payments on termination	(360,234)	(323)	(1,678,853)	(683,111)	(315,412)
Contract maintenance charge	(2,163)	—	(76,667)	(3,605)	(6,841)
Transfers among the sub-accounts and with the
Fixed Account - net	1,076,718	(6,541)	(248,002)	115,749	(64,806)
Increase (decrease) in net assets from contract
transactions	293,054	(6,864)	(2,693,588)	(1,123,010)	(503,190)
INCREASE (DECREASE) IN NET ASSETS	538,125	2,261	(2,859,656)	(1,035,378)	(486,439)
NET ASSETS AT BEGINNING OF PERIOD	5,182,267	219,660	29,297,161	8,998,077	5,777,352
NET ASSETS AT END OF PERIOD	$5,720,392	$221,921	$26,437,505	$7,962,699	$5,290,913

UNITS OUTSTANDING
Units outstanding at beginning of period	302,739	16,829	907,738	439,992	431,545
Units issued	88,627	—	63,469	25,828	15,402
Units redeemed	(63,167)	(496)	(152,349)	(82,446)	(49,133)
Units outstanding at end of period	328,199	16,333	818,858	383,374	397,814
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	International	Managed	Managed	Mid Cap
	Growth	Growth	Volatility	Volatility	Core Equity
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$123,490	$5,694	$27,299	$47	$(50,697)
Net realized gains (losses)	776,553	87,572	(41,974)	(3,014)	1,200,628
Change in unrealized gains (losses)	649,020	58,171	(168,930)	(605)	(720,090)
Increase (decrease) in net assets from operations	1,549,063	151,437	(183,605)	(3,572)	429,841
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	248	—	—	—	180
Benefits	(315,562)	(43,219)	(67,585)	(545)	(237,264)
Payments on termination	(589,308)	(221,556)	(206,459)	(790)	(354,001)
Contract maintenance charge	(4,795)	(5,217)	(1,550)	—	(1,852)
Transfers among the sub-accounts and with the
Fixed Account - net	(62,469)	2,342	(187,066)	(12,764)	(224,251)
Increase (decrease) in net assets from contract
transactions	(971,886)	(267,650)	(462,660)	(14,099)	(817,188)
INCREASE (DECREASE) IN NET ASSETS	577,177	(116,213)	(646,265)	(17,671)	(387,347)
NET ASSETS AT BEGINNING OF PERIOD	13,563,119	1,458,409	4,852,523	71,702	7,758,981
NET ASSETS AT END OF PERIOD	$14,140,296	$1,342,196	$4,206,258	$54,031	$7,371,634

UNITS OUTSTANDING
Units outstanding at beginning of period	544,069	107,031	165,848	2,597	279,729
Units issued	21,458	3,590	3,279	—	2,921
Units redeemed	(59,735)	(22,216)	(20,911)	(576)	(35,348)
Units outstanding at end of period	505,792	88,405	148,216	2,021	247,302

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.
	Core Equity	Growth	Growth	S&P 500 Index	S&P 500 Index
	Series II	Series I*	Series II*	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(8,754)	$(25,938)	$(37,324)	$52,537	$(126,283)
Net realized gains (losses)	125,485	465,285	268,251	3,061,708	4,637,293
Change in unrealized gains (losses)	(77,931)	(832,068)	(648,969)	1,704,421	2,019,668
Increase (decrease) in net assets from operations	38,800	(392,721)	(418,042)	4,818,666	6,530,678
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	60	—	850	1,790
Benefits	(4,601)	(34,070)	(44,765)	(1,402,232)	(1,409,375)
Payments on termination	(79,802)	(110,875)	(77,259)	(1,086,713)	(2,522,607)
Contract maintenance charge	(676)	(514)	(2,799)	(8,498)	(59,633)
Transfers among the sub-accounts and with the
Fixed Account - net	(21,603)	(5,483,306)	(6,491,086)	(613,558)	(912,841)
Increase (decrease) in net assets from contract
transactions	(106,682)	(5,628,705)	(6,615,909)	(3,110,151)	(4,902,666)
INCREASE (DECREASE) IN NET ASSETS	(67,882)	(6,021,426)	(7,033,951)	1,708,515	1,628,012
NET ASSETS AT BEGINNING OF PERIOD	815,623	6,021,426	7,033,951	32,893,348	46,508,161
NET ASSETS AT END OF PERIOD	$747,741	$—	$—	$34,601,863	$48,136,173

UNITS OUTSTANDING
Units outstanding at beginning of period	36,248	175,623	229,985	1,160,813	1,863,494
Units issued	184	4,271	1,439	61,818	77,426
Units redeemed	(4,854)	(179,894)	(231,424)	(173,234)	(256,850)
Units outstanding at end of period	31,578	—	—	1,049,397	1,684,070
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Invesco V.I.	Invesco V.I.	Janus Henderson
	Invesco V.I.	Invesco V.I.	Value	Value	VIT Forty
	Technology	Technology	Opportunities	Opportunities	Institutional
	Series I	Series II	Series I	Series II	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(55,796)	$(92)	$(43,270)	$(34,946)	$(2)
Net realized gains (losses)	754,407	2,219	(97,298)	(97,520)	16
Change in unrealized gains (losses)	813,933	208	260,181	237,511	54
Increase (decrease) in net assets from operations	1,512,544	2,335	119,613	105,045	68
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,200	—	168	—	—
Benefits	(171,433)	—	(154,110)	(38,524)	—
Payments on termination	(41,226)	(3,272)	(222,374)	(179,142)	—
Contract maintenance charge	(1,295)	—	(1,704)	(5,616)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	(173,596)	(398)	(129,370)	(88,003)	(2)
Increase (decrease) in net assets from contract
transactions	(386,350)	(3,670)	(507,390)	(311,285)	(3)
INCREASE (DECREASE) IN NET ASSETS	1,126,194	(1,335)	(387,777)	(206,240)	65
NET ASSETS AT BEGINNING OF PERIOD	3,652,851	7,171	5,376,775	2,603,565	183
NET ASSETS AT END OF PERIOD	$4,779,045	$5,836	$4,988,998	$2,397,325	$248

UNITS OUTSTANDING
Units outstanding at beginning of period	110,566	233	269,090	128,474	4
Units issued	24,830	—	7,247	15,705	—
Units redeemed	(34,939)	(105)	(35,780)	(30,232)	—
Units outstanding at end of period	100,457	128	240,557	113,947	4
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		Legg Mason
		Partners
	Lazard Retirement	Clearbridge
	Series Emerging	Variable Large		Lord Abbet	Lord Abbet
	Market Equity	Cap Value	Lord Abbet	Fundamental	Growth
	Service Shares	Class I	Bond Debenture*	Equity	and Income
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$2	$2	$205,829	$(9,278)	$1,081
Net realized gains (losses)	—	80	9,751	(35,417)	50,723
Change in unrealized gains (losses)	6	(38)	300,168	21,793	(62,151)
Increase (decrease) in net assets from operations	8	44	515,748	(22,902)	(10,347)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	4,922	—	—
Benefits	—	—	(358,027)	(107,987)	(154,995)
Payments on termination	—	—	(767,647)	(175,348)	(593,048)
Contract maintenance charge	(1)	(4)	(30,843)	(4,130)	(17,324)
Transfers among the sub-accounts and with the
Fixed Account - net	58	192	125,330	(10,084)	(36,741)
Increase (decrease) in net assets from contract
transactions	57	188	(1,026,265)	(297,549)	(802,108)
INCREASE (DECREASE) IN NET ASSETS	65	232	(510,517)	(320,451)	(812,455)
NET ASSETS AT BEGINNING OF PERIOD	137	590	10,735,260	2,464,324	6,775,176
NET ASSETS AT END OF PERIOD	$202	$822	$10,224,743	$2,143,873	$5,962,721

UNITS OUTSTANDING
Units outstanding at beginning of period	3	22	520,549	96,042	319,993
Units issued	1	7	28,810	3,566	9,200
Units redeemed	—	—	(79,617)	(15,920)	(50,186)
Units outstanding at end of period	4	29	469,742	83,688	279,007
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Lord Abbet	Lord Abbet	MFS VIT	MFS VIT	MFS VIT
	Growth	Mid Cap	Growth	Growth	High Yield
	Opportunities	Stock	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(65,315)	$(40,759)	$(13,099)	$(968)	$6,954
Net realized gains (losses)	558,532	42,497	164,432	9,601	(2,086)
Change in unrealized gains (losses)	880,997	57,074	112,652	6,917	984
Increase (decrease) in net assets from operations	1,374,214	58,812	263,985	15,550	5,852
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,977	1,635	—	—	—
Benefits	(189,547)	(206,293)	22,589	—	—
Payments on termination	(283,092)	(594,212)	(176,397)	(6,435)	(30,887)
Contract maintenance charge	(11,299)	(16,337)	(424)	(27)	(86)
Transfers among the sub-accounts and with the
Fixed Account - net	(255,361)	18,449	10,887	(2,825)	1,544
Increase (decrease) in net assets from contract
transactions	(736,322)	(796,758)	(143,345)	(9,287)	(29,429)
INCREASE (DECREASE) IN NET ASSETS	637,892	(737,946)	120,640	6,263	(23,577)
NET ASSETS AT BEGINNING OF PERIOD	4,201,474	8,148,337	924,876	60,553	187,674
NET ASSETS AT END OF PERIOD	$4,839,366	$7,410,391	$1,045,516	$66,816	$164,097

UNITS OUTSTANDING
Units outstanding at beginning of period	125,465	402,089	28,299	2,101	8,150
Units issued	7,042	30,530	1,356	9	55
Units redeemed	(27,003)	(69,146)	(4,662)	(318)	(1,337)
Units outstanding at end of period	105,504	363,473	24,993	1,792	6,868
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	Investors Trust	New Discovery	New Discovery	Research
	Initial Class	Service Class	Initial Class	Service Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,739)	$(1,473)	$(14,919)	$(1,255)	$(3,333)
Net realized gains (losses)	101,222	8,756	180,081	14,054	27,404
Change in unrealized gains (losses)	(9,971)	8,837	275,472	21,146	37,296
Increase (decrease) in net assets from operations	85,512	16,120	440,634	33,945	61,367
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	645	—	—
Benefits	(22,555)	—	—	—	(11,540)
Payments on termination	(170,378)	(2,052)	(111,652)	(3,656)	(28,711)
Contract maintenance charge	(430)	(17)	(737)	(33)	(128)
Transfers among the sub-accounts and with the
Fixed Account - net	11,197	869	(115,968)	(3,585)	7
Increase (decrease) in net assets from contract
transactions	(182,166)	(1,200)	(227,712)	(7,274)	(40,372)
INCREASE (DECREASE) IN NET ASSETS	(96,654)	14,920	212,922	26,671	20,995
NET ASSETS AT BEGINNING OF PERIOD	877,404	137,044	1,167,974	80,496	456,249
NET ASSETS AT END OF PERIOD	$780,750	$151,964	$1,380,896	$107,167	$477,244

UNITS OUTSTANDING
Units outstanding at beginning of period	35,053	5,519	25,437	2,529	18,890
Units issued	6,098	332	4,426	279	131
Units redeemed	(13,223)	(410)	(8,750)	(489)	(1,849)
Units outstanding at end of period	27,928	5,441	21,113	2,319	17,172
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

		MFS VIT			Morgan Stanley
	MFS VIT	Total Return	MFS VIT	MFS VIT	VIF Core Plus
	Research	Bond	Utilities	Utilities	Fixed Income
	Service Class	Initial Class	Initial Class	Service Class	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(387)	$12,532	$2,024	$1,724	$2,272
Net realized gains (losses)	3,242	56,534	5,724	52,256	2,827
Change in unrealized gains (losses)	2,397	2,521	847	(46,795)	5,236
Increase (decrease) in net assets from operations	5,252	71,587	8,595	7,185	10,335
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	225	—	—	—
Benefits	—	—	—	(223)	—
Payments on termination	(4,735)	(19,889)	(1,439)	(153,792)	(2,042)
Contract maintenance charge	(10)	(317)	(33)	(3)	(108)
Transfers among the sub-accounts and with the
Fixed Account - net	16	(129,220)	(4)	1,321	890
Increase (decrease) in net assets from contract
transactions	(4,729)	(149,201)	(1,476)	(152,697)	(1,260)
INCREASE (DECREASE) IN NET ASSETS	523	(77,614)	7,119	(145,512)	9,075
NET ASSETS AT BEGINNING OF PERIOD	40,696	741,191	194,283	425,965	168,917
NET ASSETS AT END OF PERIOD	$41,219	$663,577	$201,402	$280,453	$177,992

UNITS OUTSTANDING
Units outstanding at beginning of period	1,601	33,541	4,748	11,477	9,862
Units issued	1	30,641	—	283	459
Units redeemed	(189)	(36,144)	(35)	(4,023)	(566)
Units outstanding at end of period	1,413	28,038	4,713	7,737	9,755
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging
	VIF Discovery	VIF Discovery	Markets Debt	Markets Equity	Markets Equity
	Class I	Class II	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(349,493)	$(252,004)	$127,747	$(27,248)	$(8,329)
Net realized gains (losses)	3,742,623	3,885,634	(125,159)	329,377	58,697
Change in unrealized gains (losses)	16,078,493	10,113,484	121,817	976,469	264,818
Increase (decrease) in net assets from operations	19,471,623	13,747,114	124,405	1,278,598	315,186
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,120	5,693	18	180	—
Benefits	(908,025)	(826,866)	(115,371)	(375,311)	(189,916)
Payments on termination	(905,723)	(1,271,636)	(360,914)	(449,535)	(133,249)
Contract maintenance charge	(3,277)	(57,993)	(11,163)	(3,159)	(10,777)
Transfers among the sub-accounts and with the
Fixed Account - net	(354,734)	(2,359,707)	(403,707)	(406,742)	(20,872)
Increase (decrease) in net assets from contract
transactions	(2,131,639)	(4,510,509)	(891,137)	(1,234,567)	(354,814)
INCREASE (DECREASE) IN NET ASSETS	17,339,984	9,236,605	(766,732)	44,031	(39,628)
NET ASSETS AT BEGINNING OF PERIOD	14,159,530	11,239,281	5,023,723	11,773,000	3,062,686
NET ASSETS AT END OF PERIOD	$31,499,514	$20,475,886	$4,256,991	$11,817,031	$3,023,058

UNITS OUTSTANDING
Units outstanding at beginning of period	326,608	284,801	184,444	520,144	82,878
Units issued	13,312	12,192	13,074	20,863	3,554
Units redeemed	(47,270)	(97,007)	(46,535)	(80,275)	(13,873)
Units outstanding at end of period	292,650	199,986	150,983	460,732	72,559
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	VIF Global
	Franchise	Infrastructure	Infrastructure	Strategist	Strategist
	Class II	Class I	Class II	Class I	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(184,493)	$74,961	$(25,617)	$30,445	$(55,146)
Net realized gains (losses)	1,648,739	(126,428)	(19,084)	2,957,061	989,045
Change in unrealized gains (losses)	765,557	(824,227)	(297,979)	481,660	172,954
Increase (decrease) in net assets from operations	2,229,803	(875,694)	(342,680)	3,469,166	1,106,853
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,480	360	—	608	1,560
Benefits	(689,288)	(2,566,160)	(420,027)	(3,442,028)	(893,738)
Payments on termination	(1,377,162)	(1,300,604)	(564,582)	(1,770,611)	(454,806)
Contract maintenance charge	(61,479)	(8,776)	(4,666)	(13,347)	(19,543)
Transfers among the sub-accounts and with the
Fixed Account - net	(995,850)	(425,630)	(47,600)	(461,664)	(91,982)
Increase (decrease) in net assets from contract
transactions	(3,113,299)	(4,300,810)	(1,036,875)	(5,687,042)	(1,458,509)
INCREASE (DECREASE) IN NET ASSETS	(883,496)	(5,176,504)	(1,379,555)	(2,217,876)	(351,656)
NET ASSETS AT BEGINNING OF PERIOD	23,114,805	29,573,653	9,427,397	45,505,922	14,794,059
NET ASSETS AT END OF PERIOD	$22,231,309	$24,397,149	$8,047,842	$43,288,046	$14,442,403

UNITS OUTSTANDING
Units outstanding at beginning of period	545,024	544,435	448,923	2,582,171	912,238
Units issued	14,857	30,688	11,319	68,666	17,455
Units redeemed	(88,398)	(120,808)	(62,046)	(447,505)	(113,472)
Units outstanding at end of period	471,483	454,315	398,196	2,203,332	816,221
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

			Morgan Stanley	Morgan Stanley
	Morgan Stanley	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley
	VIF Growth	VIF Growth	Real Estate	Real Estate	VIS Income Plus
	Class I	Class II	Class I	Class II	Class X Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,948,372)	$(1,450,638)	$99,920	$127,811	$631,557
Net realized gains (losses)	54,349,217	14,989,632	326,909	549,803	1,230,703
Change in unrealized gains (losses)	219,688,289	49,190,816	(2,578,810)	(4,204,253)	999,658
Increase (decrease) in net assets from operations	269,089,134	62,729,810	(2,151,981)	(3,526,639)	2,861,918
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	98,402	60	7,002	1,657	575
Benefits	(15,806,646)	(3,129,683)	(322,512)	(545,342)	(2,791,729)
Payments on termination	(15,243,523)	(5,630,473)	(469,467)	(1,683,949)	(1,773,863)
Contract maintenance charge	(87,672)	(104,981)	(2,333)	(47,809)	(11,009)
Transfers among the sub-accounts and with the
Fixed Account - net	(12,179,148)	(6,461,265)	137,215	(424,909)	426,512
Increase (decrease) in net assets from contract
transactions	(43,218,587)	(15,326,342)	(650,095)	(2,700,352)	(4,149,514)
INCREASE (DECREASE) IN NET ASSETS	225,870,547	47,403,468	(2,802,076)	(6,226,991)	(1,287,596)
NET ASSETS AT BEGINNING OF PERIOD	250,518,519	61,215,369	11,965,231	20,140,046	34,206,114
NET ASSETS AT END OF PERIOD	$476,389,066	$108,618,837	$9,163,155	$13,913,055	$32,918,518

UNITS OUTSTANDING
Units outstanding at beginning of period	8,000,487	4,196,839	263,737	513,238	848,845
Units issued	149,240	74,749	13,752	81,893	50,672
Units redeemed	(1,014,803)	(712,996)	(29,550)	(157,859)	(159,898)
Units outstanding at end of period	7,134,924	3,558,592	247,939	437,272	739,619
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

				PIMCO VIT
		Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT
	Morgan Stanley	AMT Mid	AMT Sustainable	RealReturn®	Emerging
	VIS Income Plus	Cap Growth	Equity	Strategy	Markets Bond
	Class Y Shares	Class I	Class I*	Advisor Class	Advisor Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$502,663	$(25)	$(268)	$16,742	$12,506
Net realized gains (losses)	1,252,116	83	1,188	(90,135)	(2,528)
Change in unrealized gains (losses)	1,202,107	491	4,060	72,100	8,399
Increase (decrease) in net assets from operations	2,956,886	549	4,980	(1,293)	18,377
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,214	—	—	—	—
Benefits	(1,563,874)	—	—	(9,956)	(71,112)
Payments on termination	(1,800,040)	—	(267)	(18,026)	(22,038)
Contract maintenance charge	(50,018)	(8)	(12)	(1,191)	(1,510)
Transfers among the sub-accounts and with the
Fixed Account - net	(676,208)	(1)	—	(6,218)	(16,598)
Increase (decrease) in net assets from contract
transactions	(4,087,926)	(9)	(279)	(35,391)	(111,258)
INCREASE (DECREASE) IN NET ASSETS	(1,131,040)	540	4,701	(36,684)	(92,881)
NET ASSETS AT BEGINNING OF PERIOD	40,083,204	1,464	28,523	436,524	500,332
NET ASSETS AT END OF PERIOD	$38,952,164	$2,004	$33,224	$399,840	$407,451

UNITS OUTSTANDING
Units outstanding at beginning of period	2,030,585	37	2,634	83,627	28,154
Units issued	131,716	—	—	6,135	731
Units redeemed	(338,180)	—	(28)	(13,029)	(7,173)
Units outstanding at end of period	1,824,121	37	2,606	76,733	21,712

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	PIMCO VIT
	International
	Bond (U.S.			PIMCO VIT	Putnam VT
	Dollar-Hedged)	PIMCO VIT	PIMCO VIT	Total Return	Diversified
	Institutional	Real Return	Total Return	Institutional	Income
	Class	Advisor Class	Advisor Class	Class	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$30	$(10,573)	$25,557	$2	$804,609
Net realized gains (losses)	1	31,156	146,863	6	(578,541)
Change in unrealized gains (losses)	(4)	244,954	291,180	21	(595,036)
Increase (decrease) in net assets from operations	27	265,537	463,600	29	(368,968)
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	11,589
Benefits	—	(121,342)	(382,348)	—	(836,107)
Payments on termination	—	(256,073)	(470,694)	—	(719,292)
Contract maintenance charge	(3)	(8,766)	(25,559)	(1)	(20,015)
Transfers among the sub-accounts and with the
Fixed Account - net	80	(50,615)	713,707	1	261,767
Increase (decrease) in net assets from contract
transactions	77	(436,796)	(164,894)	—	(1,302,058)
INCREASE (DECREASE) IN NET ASSETS	104	(171,259)	298,706	29	(1,671,026)
NET ASSETS AT BEGINNING OF PERIOD	691	3,066,260	7,207,158	417	14,288,223
NET ASSETS AT END OF PERIOD	$795	$2,895,001	$7,505,864	$446	$12,617,197

UNITS OUTSTANDING
Units outstanding at beginning of period	36	226,980	462,964	23	679,348
Units issued	3	21,979	80,844	—	41,633
Units redeemed	—	(53,679)	(92,730)	—	(106,575)
Units outstanding at end of period	39	195,280	451,078	23	614,406
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT
	Emerging		Putnam VT	Putnam VT
	Markets	Putnam VT	George Putnam	Global	Putnam VT
	Equity Fund	Equity Income	Balanced	Asset Allocation	Global Equity
	Class IB*	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(105,542)	$391,048	$(118,775)	$41,815	$(205,132)
Net realized gains (losses)	297,735	11,437,783	3,348,380	401,809	573,627
Change in unrealized gains (losses)	1,743,689	(7,697,976)	1,810,233	1,202,725	890,361
Increase (decrease) in net assets from operations	1,935,882	4,130,855	5,039,838	1,646,349	1,258,856
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	20,506	85,954	12,161	4,010	45,559
Benefits	(187,199)	(4,592,472)	(1,269,153)	(353,122)	(1,108,608)
Payments on termination	(369,290)	(8,079,219)	(2,307,098)	(805,305)	(967,801)
Contract maintenance charge	(27,086)	(285,038)	(88,682)	(36,849)	(38,056)
Transfers among the sub-accounts and with the
Fixed Account - net	(595,960)	(4,227,143)	1,148,254	1,074,765	(536,885)
Increase (decrease) in net assets from contract
transactions	(1,159,029)	(17,097,918)	(2,504,518)	(116,501)	(2,605,791)
INCREASE (DECREASE) IN NET ASSETS	776,853	(12,967,063)	2,535,320	1,529,848	(1,346,935)
NET ASSETS AT BEGINNING OF PERIOD	8,299,715	152,365,356	39,844,053	14,696,082	19,216,551
NET ASSETS AT END OF PERIOD	$9,076,568	$139,398,293	$42,379,373	$16,225,930	$17,869,616

UNITS OUTSTANDING
Units outstanding at beginning of period	555,901	4,493,054	1,964,770	652,653	1,297,668
Units issued	28,707	149,201	124,757	96,984	25,514
Units redeemed	(112,621)	(707,156)	(247,836)	(87,574)	(212,579)
Units outstanding at end of period	471,987	3,935,099	1,841,691	662,063	1,110,603
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	Global	Government	Growth	Putnam VT	Putnam VT
	Health Care	Money Market	Opportunities	High Yield	Income
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(180,096)	$(402,983)	$(1,555,053)	$689,845	$1,343,507
Net realized gains (losses)	2,215,610	—	12,653,257	(290,638)	184,495
Change in unrealized gains (losses)	626,934	—	23,155,733	117,864	121,992
Increase (decrease) in net assets from operations	2,662,448	(402,983)	34,253,937	517,071	1,649,994
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	50,339	170,663	171,065	21,141	24,075
Benefits	(456,370)	(4,866,613)	(4,684,448)	(1,109,931)	(1,659,775)
Payments on termination	(1,060,293)	(12,798,412)	(6,068,595)	(1,172,841)	(2,679,345)
Contract maintenance charge	(54,785)	(108,983)	(226,667)	(42,526)	(102,947)
Transfers among the sub-accounts and with the
Fixed Account - net	(895,374)	14,198,851	(4,707,696)	(61,217)	1,808,966
Increase (decrease) in net assets from contract
transactions	(2,416,483)	(3,404,494)	(15,516,341)	(2,365,374)	(2,609,026)
INCREASE (DECREASE) IN NET ASSETS	245,965	(3,807,477)	18,737,596	(1,848,303)	(959,032)
NET ASSETS AT BEGINNING OF PERIOD	20,469,790	32,073,612	101,901,536	18,146,725	41,983,189
NET ASSETS AT END OF PERIOD	$20,715,755	$28,266,135	$120,639,132	$16,298,422	$41,024,157

UNITS OUTSTANDING
Units outstanding at beginning of period	604,972	3,448,374	6,675,901	697,750	2,199,058
Units issued	10,370	2,038,048	153,250	26,358	263,690
Units redeemed	(79,595)	(2,400,448)	(1,044,157)	(120,219)	(399,990)
Units outstanding at end of period	535,747	3,085,974	5,784,994	603,889	2,062,758
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT	Putnam VT	Putnam VT
	International	International	Mortgage	Putnam VT	Putnam VT
	Equity	Value	Securities	Multi-Cap Core	Research
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$48,355	$70,915	$689,488	$(187,877)	$(151,866)
Net realized gains (losses)	(103,701)	(279,450)	(329,492)	3,417,984	3,646,878
Change in unrealized gains (losses)	4,208,764	301,414	(675,115)	2,648,942	(179,760)
Increase (decrease) in net assets from operations	4,153,418	92,879	(315,119)	5,879,049	3,315,252
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	37,967	8,067	3,910	76,307	11,117
Benefits	(1,032,523)	(355,946)	(406,212)	(1,188,121)	(816,937)
Payments on termination	(2,235,562)	(449,002)	(679,989)	(2,178,915)	(1,047,557)
Contract maintenance charge	(91,436)	(16,813)	(18,472)	(82,785)	(46,590)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,374,116)	45,574	20,198	(2,014,168)	(691,822)
Increase (decrease) in net assets from contract
transactions	(4,695,670)	(768,120)	(1,080,565)	(5,387,682)	(2,591,789)
INCREASE (DECREASE) IN NET ASSETS	(542,252)	(675,241)	(1,395,684)	491,367	723,463
NET ASSETS AT BEGINNING OF PERIOD	46,998,772	7,683,634	9,521,046	44,279,340	19,827,333
NET ASSETS AT END OF PERIOD	$46,456,520	$7,008,393	$8,125,362	$44,770,707	$20,550,796

UNITS OUTSTANDING
Units outstanding at beginning of period	3,005,219	504,493	539,040	2,183,616	799,940
Units issued	133,427	30,909	38,348	29,160	32,278
Units redeemed	(437,930)	(85,305)	(102,692)	(310,485)	(132,084)
Units outstanding at end of period	2,700,716	450,097	474,696	1,902,291	700,134
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Putnam VT		Putnam VT	Putnam VT	Templeton
	Small Cap	Putnam VT	Sustainable	Sustainable	Developing
	Growth	Small Cap Value	Future	Leaders	Markets
	Class IB	Class IB	Class IB	Class IB	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(49,631)	$(81,320)	$(75,202)	$(710,605)	$144,430
Net realized gains (losses)	206,125	(2,274,862)	520,757	10,041,345	237,234
Change in unrealized gains (losses)	1,227,259	2,555,585	2,078,577	8,519,119	513,693
Increase (decrease) in net assets from operations	1,383,753	199,403	2,524,132	17,849,859	895,357
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	10,600	17,178	26,229	187,028	1,560
Benefits	(123,405)	(748,074)	(389,293)	(1,806,069)	(62,916)
Payments on termination	(129,656)	(991,883)	(152,566)	(3,834,604)	(336,141)
Contract maintenance charge	(11,598)	(29,724)	(15,145)	(195,183)	(20,497)
Transfers among the sub-accounts and with the
Fixed Account - net	(492,974)	(657,443)	(380,166)	(3,828,841)	(264,738)
Increase (decrease) in net assets from contract
transactions	(747,033)	(2,409,946)	(910,941)	(9,477,669)	(682,732)
INCREASE (DECREASE) IN NET ASSETS	636,720	(2,210,543)	1,613,191	8,372,190	212,625
NET ASSETS AT BEGINNING OF PERIOD	3,488,498	25,192,989	5,516,844	73,387,504	6,418,817
NET ASSETS AT END OF PERIOD	$4,125,218	$22,982,446	$7,130,035	$81,759,694	$6,631,442

UNITS OUTSTANDING
Units outstanding at beginning of period	97,474	770,064	140,177	3,272,162	162,495
Units issued	2,011	57,473	3,605	73,357	7,983
Units redeemed	(20,689)	(145,266)	(23,362)	(484,085)	(25,087)
Units outstanding at end of period	78,796	682,271	120,420	2,861,434	145,391
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2020

	Templeton	Templeton	Templeton	AST
	Foreign	Global Bond	Growth	Global
	VIP Class 2	VIP Class 2	VIP Class 2	Bond*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$452,168	$54,069	$5,252	$(33)
Net realized gains (losses)	(1,016,117)	(12,290)	(18,857)	3
Change in unrealized gains (losses)	(342,292)	(98,499)	25,742	166
Increase (decrease) in net assets from operations	(906,241)	(56,720)	12,137	136
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	15,081	—	—	—
Benefits	(895,359)	(35,269)	(25,242)	—
Payments on termination	(1,742,820)	(20,291)	(27,919)	(821)
Contract maintenance charge	(64,234)	(1,196)	(166)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	281,593	21,464	(33,483)	19,241
Increase (decrease) in net assets from contract
transactions	(2,405,739)	(35,292)	(86,810)	18,418
INCREASE (DECREASE) IN NET ASSETS	(3,311,980)	(92,012)	(74,673)	18,554
NET ASSETS AT BEGINNING OF PERIOD	31,191,253	853,384	450,470	—
NET ASSETS AT END OF PERIOD	$27,879,273	$761,372	$375,797	$18,554

UNITS OUTSTANDING
Units outstanding at beginning of period	1,662,714	30,379	19,098	—
Units issued	152,360	2,149	1,081	1,924
Units redeemed	(294,815)	(3,332)	(4,958)	(82)
Units outstanding at end of period	1,520,259	29,196	15,221	1,842

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein	Alliance Bernstein
	VPS Growth	VPS International	VPS Large	VPS Small/	American Century
	& Income	Value	Cap Growth	Mid Value	VP International
	Class B	Class B	Class B	Class B	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(251,970)	$(50,022)	$(421,728)	$(106,716)	$(40)
Net realized gains (losses)	5,080,526	(164,095)	4,488,568	872,877	355
Change in unrealized gains (losses)	2,373,574	948,636	1,459,747	492,935	1,183
Increase (decrease) in net assets from operations	7,202,130	734,519	5,526,587	1,259,096	1,498
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	600	—	736	—	—
Benefits	(1,332,872)	(115,658)	(939,690)	(172,912)	—
Payments on termination	(2,821,623)	(472,659)	(1,735,828)	(783,713)	—
Contract maintenance charge	(27,954)	(15,556)	(30,522)	(27,829)	(4)
Transfers among the sub-accounts and with the
Fixed Account - net	(27,696)	(2,254)	15,293,832	(238,699)	2
Increase (decrease) in net assets from contract
transactions	(4,209,545)	(606,127)	12,588,528	(1,223,153)	(2)
INCREASE (DECREASE) IN NET ASSETS	2,992,585	128,392	18,115,115	35,943	1,496
NET ASSETS AT BEGINNING OF PERIOD	35,050,307	5,250,693	13,146,125	7,426,694	5,648
NET ASSETS AT END OF PERIOD	$38,042,892	$5,379,085	$31,261,240	$7,462,637	$7,144

UNITS OUTSTANDING
Units outstanding at beginning of period	1,653,723	574,573	815,177	227,070	320
Units issued	50,299	31,391	716,336	5,241	—
Units redeemed	(227,422)	(92,763)	(172,622)	(38,478)	—
Units outstanding at end of period	1,476,600	513,201	1,358,891	193,833	320

(*) See Note 2 for disclosures of changes in sub-accounts and to the name of the Funds during 2020
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST		AST	AST	AST
	Academic	AST	AllianzGI	Balanced	BlackRock
	Strategies	Advanced	World	Asset	Global
	Asset Allocation	Strategies	Trends	Allocation	Strategies
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(47,284)	$(23,365)	$(16,368)	$(74,491)	$(65)
Net realized gains (losses)	257,278	200,670	44,047	140,961	22
Change in unrealized gains (losses)	120,881	103,453	103,982	750,281	646
Increase (decrease) in net assets from operations	330,875	280,758	131,661	816,751	603
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	6,650	—
Benefits	—	—	—	(331)	—
Payments on termination	(660,236)	(327,302)	(85,932)	(222,037)	—
Contract maintenance charge	(8,849)	(7,952)	(3,105)	(26,716)	(6)
Transfers among the sub-accounts and with the
Fixed Account - net	96,097	(29,922)	60,112	58,146	—
Increase (decrease) in net assets from contract
transactions	(572,988)	(365,176)	(28,925)	(184,288)	(6)
INCREASE (DECREASE) IN NET ASSETS	(242,113)	(84,418)	102,736	632,463	597
NET ASSETS AT BEGINNING OF PERIOD	2,565,954	1,516,764	816,378	4,680,977	3,822
NET ASSETS AT END OF PERIOD	$2,323,841	$1,432,346	$919,114	$5,313,440	$4,419

UNITS OUTSTANDING
Units outstanding at beginning of period	238,464	101,527	67,377	328,047	322
Units issued	35,037	7,573	6,315	4,808	—
Units redeemed	(77,096)	(26,488)	(6,006)	(12,549)	—
Units outstanding at end of period	196,405	82,612	67,686	320,306	322
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST	AST
	BlackRock	BlackRock/	AST	AST	AST
	Low Duration	Loomis	Bond Portfolio	Bond Portfolio	Bond Portfolio
	Bond	Sayles Bond	2019*	2022	2023
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(768)	$(963)	$(2,984)	$(6,222)	$(1,794)
Net realized gains (losses)	7	514	(1,959)	2,072	231
Change in unrealized gains (losses)	2,826	6,060	5,957	13,943	7,303
Increase (decrease) in net assets from operations	2,065	5,611	1,014	9,793	5,740
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(258)	(573)	—	—	—
Payments on termination	(35,392)	(1,633)	—	(45,131)	—
Contract maintenance charge	(20)	(25)	—	(105)	(140)
Transfers among the sub-accounts and with the
Fixed Account - net	—	655	(253,351)	253,520	—
Increase (decrease) in net assets from contract
transactions	(35,670)	(1,576)	(253,351)	208,284	(140)
INCREASE (DECREASE) IN NET ASSETS	(33,605)	4,035	(252,337)	218,077	5,600
NET ASSETS AT BEGINNING OF PERIOD	81,131	71,378	252,337	291,339	116,410
NET ASSETS AT END OF PERIOD	$47,526	$75,413	$—	$509,416	$122,010

UNITS OUTSTANDING
Units outstanding at beginning of period	7,099	5,167	19,372	24,255	11,365
Units issued	—	48	—	20,919	—
Units redeemed	(3,022)	(30)	(19,372)	(3,610)	(13)
Units outstanding at end of period	4,077	5,185	—	41,564	11,352
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					AST
	AST	AST	AST	AST	Capital Growth
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Bond Portfolio	Asset
	2024	2026	2027	2029	Allocation
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(761)	$(5,115)	$(330)	$(429)	$(56,901)
Net realized gains (losses)	113	10,417	2,159	53	109,777
Change in unrealized gains (losses)	3,761	24,966	493	1,779	601,417
Increase (decrease) in net assets from operations	3,113	30,268	2,322	1,403	654,293
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	240
Benefits	—	—	—	—	—
Payments on termination	—	(45,566)	—	—	(245,788)
Contract maintenance charge	(35)	(176)	(41)	—	(14,217)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(119,606)	(44,605)	35,663	62,966
Increase (decrease) in net assets from contract
transactions	(35)	(165,348)	(44,646)	35,663	(196,799)
INCREASE (DECREASE) IN NET ASSETS	3,078	(135,080)	(42,324)	37,066	457,494
NET ASSETS AT BEGINNING OF PERIOD	48,992	432,330	54,364	—	3,264,367
NET ASSETS AT END OF PERIOD	$52,070	$297,250	$12,040	$37,066	$3,721,861

UNITS OUTSTANDING
Units outstanding at beginning of period	4,956	43,830	5,602	—	233,169
Units issued	—	180	—	3,601	4,407
Units redeemed	(3)	(16,202)	(4,470)	(132)	(9,482)
Units outstanding at end of period	4,953	27,808	1,132	3,469	228,094
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

				AST
				Fidelity
	AST	AST	AST	Institutional	AST
	Cohen & Steers	Cohen & Steers	Emerging	AMSM	Goldman Sachs
	Global Realty	Realty	Markets Equity*	Quantitative	Multi-Asset
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29)	$(178)	$(77)	$(16,347)	$(5,323)
Net realized gains (losses)	55	198	(7)	46,446	7,224
Change in unrealized gains (losses)	325	2,599	610	147,590	47,004
Increase (decrease) in net assets from operations	351	2,619	526	177,689	48,905
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	—
Payments on termination	(103)	—	(306)	(170,093)	(16,821)
Contract maintenance charge	(11)	(12)	(29)	(4,204)	(801)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(71)	(1)	141,256	7,951
Increase (decrease) in net assets from contract
transactions	(114)	(83)	(336)	(33,041)	(9,671)
INCREASE (DECREASE) IN NET ASSETS	237	2,536	190	144,648	39,234
NET ASSETS AT BEGINNING OF PERIOD	1,605	9,012	4,765	949,107	339,173
NET ASSETS AT END OF PERIOD	$1,842	$11,548	$4,955	$1,093,755	$378,407

UNITS OUTSTANDING
Units outstanding at beginning of period	125	566	542	79,042	27,389
Units issued	—	19	—	13,144	1,216
Units redeemed	(9)	(24)	(36)	(14,851)	(1,853)
Units outstanding at end of period	116	561	506	77,335	26,752
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST			AST
	Goldman Sachs	AST		Hotchkis & Wiley	AST
	Small-Cap	Government	AST	Large-Cap	International
	Value	Money Market	High Yield	Value	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(37)	$600	$(322)	$(15)	$(575)
Net realized gains (losses)	98	—	297	6	1,099
Change in unrealized gains (losses)	344	—	3,757	313	11,676
Increase (decrease) in net assets from operations	405	600	3,732	304	12,200
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	(1,293,377)	(358)	—	—
Payments on termination	(134)	(723,265)	—	—	(5,303)
Contract maintenance charge	(13)	(41)	(20)	(2)	(25)
Transfers among the sub-accounts and with the
Fixed Account - net	—	2,080,284	(333)	(1)	2,115
Increase (decrease) in net assets from contract
transactions	(147)	63,601	(711)	(3)	(3,213)
INCREASE (DECREASE) IN NET ASSETS	258	64,201	3,021	301	8,987
NET ASSETS AT BEGINNING OF PERIOD	2,060	237,485	27,080	1,081	40,184
NET ASSETS AT END OF PERIOD	$2,318	$301,686	$30,101	$1,382	$49,171

UNITS OUTSTANDING
Units outstanding at beginning of period	100	27,526	1,672	80	3,913
Units issued	—	185,084	—	1	203
Units redeemed	(6)	(164,594)	(35)	—	(396)
Units outstanding at end of period	94	48,016	1,637	81	3,720
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			AST	AST	AST
	AST	AST	J.P. Morgan	J.P. Morgan	J.P. Morgan
	International	Investment	Global	International	Strategic
	Value	Grade Bond	Thematic	Equity	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(353)	$(33,944)	$(1,898)	$(1,582)	$(26,085)
Net realized gains (losses)	1,226	200,717	24,399	3,646	224,114
Change in unrealized gains (losses)	4,399	60,717	6,220	17,298	13,851
Increase (decrease) in net assets from operations	5,272	227,490	28,721	19,362	211,880
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	210
Benefits	—	—	—	—	—
Payments on termination	(17,038)	(127,660)	(13,900)	(18,939)	(95,676)
Contract maintenance charge	(18)	(22,363)	(762)	(3)	(10,003)
Transfers among the sub-accounts and with the
Fixed Account - net	—	(2,075,058)	(106,689)	—	(201,045)
Increase (decrease) in net assets from contract
transactions	(17,056)	(2,225,081)	(121,351)	(18,942)	(306,514)
INCREASE (DECREASE) IN NET ASSETS	(11,784)	(1,997,591)	(92,630)	420	(94,634)
NET ASSETS AT BEGINNING OF PERIOD	34,678	3,979,223	226,679	84,820	1,755,793
NET ASSETS AT END OF PERIOD	$22,894	$1,981,632	$134,049	$85,240	$1,661,159

UNITS OUTSTANDING
Units outstanding at beginning of period	3,944	248,933	15,776	9,241	138,233
Units issued	—	28,043	495	—	32,523
Units redeemed	(1,685)	(162,196)	(8,325)	(1,668)	(52,340)
Units outstanding at end of period	2,259	114,780	7,946	7,573	118,416
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST
	Loomis Sayles	AST		AST	AST
	Large-Cap	MFS Global	AST	MFS Growth	Mid-Cap
	Growth	Equity	MFS Growth	Allocation	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(2,514)	$(308)	$(45)	$(3,692)	$(820)
Net realized gains (losses)	28,602	15,654	182	3,342	35,086
Change in unrealized gains (losses)	21,862	(5,857)	1,048	32,844	(10,623)
Increase (decrease) in net assets from operations	47,950	9,489	1,185	32,494	23,643
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(2,600)	(960)	—	—	(536)
Payments on termination	(44,092)	(31,972)	(213)	(15,384)	(78,761)
Contract maintenance charge	(44)	(2)	(11)	(1)	(21)
Transfers among the sub-accounts and with the
Fixed Account - net	(6)	(1)	(1)	2,882	857
Increase (decrease) in net assets from contract
transactions	(46,742)	(32,935)	(225)	(12,503)	(78,461)
INCREASE (DECREASE) IN NET ASSETS	1,208	(23,446)	960	19,991	(54,818)
NET ASSETS AT BEGINNING OF PERIOD	171,915	44,530	3,446	163,512	96,581
NET ASSETS AT END OF PERIOD	$173,123	$21,084	$4,406	$183,503	$41,763

UNITS OUTSTANDING
Units outstanding at beginning of period	8,378	2,648	161	13,067	4,766
Units issued	1	—	—	258	51
Units redeemed	(1,705)	(1,670)	(10)	(967)	(3,164)
Units outstanding at end of period	6,674	978	151	12,358	1,653
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST
	Neuberger	AST	AST	AST
	Berman/LSV	Preservation	Prudential	QMA	AST
	Mid-Cap	Asset	Growth	US Equity	Small-Cap
	Value	Allocation	Allocation	Alpha	Growth
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(303)	$(58,143)	$(154,999)	$(460)	$(15)
Net realized gains (losses)	255	443,057	573,161	12,854	1
Change in unrealized gains (losses)	3,886	104,644	1,163,294	(2,902)	217
Increase (decrease) in net assets from operations	3,838	489,558	1,581,456	9,492	203
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	(1,138)	—
Payments on termination	(191)	(288,488)	(1,051,996)	(18,978)	—
Contract maintenance charge	(26)	(17,637)	(63,795)	(11)	(2)
Transfers among the sub-accounts and with the
Fixed Account - net	979	(406,110)	1,136,884	1,968	453
Increase (decrease) in net assets from contract
transactions	762	(712,235)	21,093	(18,159)	451
INCREASE (DECREASE) IN NET ASSETS	4,600	(222,677)	1,602,549	(8,667)	654
NET ASSETS AT BEGINNING OF PERIOD	19,513	4,045,085	8,880,700	46,429	531
NET ASSETS AT END OF PERIOD	$24,113	$3,822,408	$10,483,249	$37,762	$1,185

UNITS OUTSTANDING
Units outstanding at beginning of period	1,143	291,178	702,240	2,469	27
Units issued	62	32,510	147,030	103	19
Units redeemed	(20)	(76,600)	(135,884)	(923)	—
Units outstanding at end of period	1,185	247,088	713,386	1,649	46
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST		AST	AST	AST
	Small-Cap	AST	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Growth	Small-Cap	Asset	Large-Cap	Large-Cap
	Opportunities	Value	Allocation	Growth	Value
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(302)	$(393)	$(56,325)	$(100)	$(1,159)
Net realized gains (losses)	692	228	203,461	65	97
Change in unrealized gains (losses)	6,640	5,792	423,850	1,881	11,403
Increase (decrease) in net assets from operations	7,030	5,627	570,986	1,846	10,341
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(556)	—	—	—	(546)
Payments on termination	(334)	—	(392,012)	—	—
Contract maintenance charge	(15)	(10)	(10,761)	(9)	(23)
Transfers among the sub-accounts and with the
Fixed Account - net	898	573	434,811	661	80,437
Increase (decrease) in net assets from contract
transactions	(7)	563	32,038	652	79,868
INCREASE (DECREASE) IN NET ASSETS	7,023	6,190	603,024	2,498	90,209
NET ASSETS AT BEGINNING OF PERIOD	19,965	27,278	2,962,429	6,559	16,016
NET ASSETS AT END OF PERIOD	$26,988	$33,468	$3,565,453	$9,057	$106,225

UNITS OUTSTANDING
Units outstanding at beginning of period	1,183	1,664	201,481	241	1,407
Units issued	62	43	26,913	22	6,370
Units redeemed	(38)	(11)	(25,760)	—	(42)
Units outstanding at end of period	1,207	1,696	202,634	263	7,735

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	AST		AST	AST	AST
	T. Rowe Price	AST	WEDGE Capital	Wellington	Western Asset
	Natural	Templeton	Mid-Cap	Management	Core Plus
	Resources	Global Bond	Value	Hedged Equity	Bond
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(464)	$(307)	$(497)	$(3,677)	$(693)
Net realized gains (losses)	(1,638)	21	308	1,829	365
Change in unrealized gains (losses)	7,130	317	5,316	40,811	6,608
Increase (decrease) in net assets from operations	5,028	31	5,127	38,963	6,280
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	—	—	(1,199)
Payments on termination	(7,263)	(826)	—	(4,508)	(1,198)
Contract maintenance charge	(24)	(12)	—	(403)	(24)
Transfers among the sub-accounts and with the
Fixed Account - net	1,033	278	—	6,484	—
Increase (decrease) in net assets from contract
transactions	(6,254)	(560)	—	1,573	(2,421)
INCREASE (DECREASE) IN NET ASSETS	(1,226)	(529)	5,127	40,536	3,859
NET ASSETS AT BEGINNING OF PERIOD	33,491	21,617	29,514	207,421	57,629
NET ASSETS AT END OF PERIOD	$32,265	$21,088	$34,641	$247,957	$61,488

UNITS OUTSTANDING
Units outstanding at beginning of period	4,309	1,866	1,833	18,021	4,296
Units issued	180	32	1	337	—
Units redeemed	(766)	(9)	—	(293)	(63)
Units outstanding at end of period	3,723	1,889	1,834	18,065	4,233
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		BNY Mellon		BNY Mellon VIF
	BNY Mellon	Sustainable U.S.	BNY Mellon VIF	Growth and	DWS
	Stock Index	Equity Portfolio,	Government	Income	Bond VIP
	Fund, Inc.	Inc	Money Market	Initial Shares	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$684	$32	$467	$(48)	$4,270
Net realized gains (losses)	28,675	367	—	2,168	(595)
Change in unrealized gains (losses)	31,631	2,733	—	2,220	12,635
Increase (decrease) in net assets from operations	60,990	3,132	467	4,340	16,310
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(139)	—	(1,166)	—	(6,008)
Payments on termination	(10,949)	—	(1,475)	(413)	(9,928)
Contract maintenance charge	(176)	(8)	(87)	(31)	—
Transfers among the sub-accounts and with the
Fixed Account - net	(25,847)	—	556	(262)	(1,738)
Increase (decrease) in net assets from contract
transactions	(37,111)	(8)	(2,172)	(706)	(17,674)
INCREASE (DECREASE) IN NET ASSETS	23,879	3,124	(1,705)	3,634	(1,364)
NET ASSETS AT BEGINNING OF PERIOD	223,563	9,544	178,268	16,020	171,168
NET ASSETS AT END OF PERIOD	$247,442	$12,668	$176,563	$19,654	$169,804

UNITS OUTSTANDING
Units outstanding at beginning of period	9,553	505	18,038	735	10,179
Units issued	—	—	53	—	52
Units redeemed	(1,544)	—	(271)	(29)	(1,039)
Units outstanding at end of period	8,009	505	17,820	706	9,192
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	DWS		DWS	DWS	DWS
	Capital Growth	DWS	CROCI®	Global Income	Global
	VIP	Core Equity VIP	International VIP	Builder VIP	Small Cap VIP
	Class A	Class A	Class A	Class A	Class A
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,750)	$2,332	$3,179	$18,669	$(4,333)
Net realized gains (losses)	222,616	59,562	(7,683)	5,342	2,249
Change in unrealized gains (losses)	205,077	66,656	31,352	57,212	114,545
Increase (decrease) in net assets from operations	423,943	128,550	26,848	81,223	112,461
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	250	—	180	—	180
Benefits	(48,699)	(15,926)	(2,696)	(13,127)	(28,864)
Payments on termination	(116,816)	(85,528)	(7,797)	(238,941)	(54,789)
Contract maintenance charge	—	—	—	—	—
Transfers among the sub-accounts and with the
Fixed Account - net	5,727	9,682	(10,196)	27,106	(17,775)
Increase (decrease) in net assets from contract
transactions	(159,538)	(91,772)	(20,509)	(224,962)	(101,248)
INCREASE (DECREASE) IN NET ASSETS	264,405	36,778	6,339	(143,739)	11,213
NET ASSETS AT BEGINNING OF PERIOD	1,210,608	476,368	137,718	519,647	589,699
NET ASSETS AT END OF PERIOD	$1,475,013	$513,146	$144,057	$375,908	$600,912

UNITS OUTSTANDING
Units outstanding at beginning of period	43,607	20,329	12,080	30,448	18,258
Units issued	5,079	402	20	1,412	20
Units redeemed	(9,687)	(3,818)	(1,653)	(13,386)	(2,825)
Units outstanding at end of period	38,999	16,913	10,447	18,474	15,453
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Federated
	DWS	DWS	Hermes
	Government	Small Mid Cap	Government	Fidelity VIP	Fidelity VIP
	Money Market	Growth VIP	Money	Contrafund	Contrafund
	VIP Class A	Class A	Fund II*	Initial Class	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$702	$(2,210)	$5,832	$(39,862)	$(357,702)
Net realized gains (losses)	—	28,548	—	589,004	3,539,894
Change in unrealized gains (losses)	—	33,469	—	560,960	3,177,980
Increase (decrease) in net assets from operations	702	59,807	5,832	1,110,102	6,360,172
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	240	60	4,078	4,618
Benefits	(2,507)	(13,185)	(30,240)	(79,342)	(761,818)
Payments on termination	—	(14,243)	(182,204)	(322,030)	(2,518,570)
Contract maintenance charge	—	—	(2,376)	(2,483)	(88,861)
Transfers among the sub-accounts and with the
Fixed Account - net	2,680	(15,473)	(27,220)	(126,064)	(1,089,751)
Increase (decrease) in net assets from contract
transactions	173	(42,661)	(241,980)	(525,841)	(4,454,382)
INCREASE (DECREASE) IN NET ASSETS	875	17,146	(236,148)	584,261	1,905,790
NET ASSETS AT BEGINNING OF PERIOD	65,979	288,575	2,642,433	3,919,193	23,618,321
NET ASSETS AT END OF PERIOD	$66,854	$305,721	$2,406,285	$4,503,454	$25,524,111

UNITS OUTSTANDING
Units outstanding at beginning of period	6,473	14,036	235,926	134,392	1,167,019
Units issued	259	31	994	355	21,696
Units redeemed	(244)	(1,830)	(22,060)	(14,957)	(212,034)
Units outstanding at end of period	6,488	12,237	214,860	119,790	976,681
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Equity-Income	Equity-Income	Freedom 2010	Freedom 2020	Freedom 2030
	Initial Class	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3,009	$1,178	$5,704	$5,315	$(887)
Net realized gains (losses)	39,627	30,585	242,358	198,411	59,529
Change in unrealized gains (losses)	82,349	71,336	99,201	271,987	95,714
Increase (decrease) in net assets from operations	124,985	103,099	347,263	475,713	154,356
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	—	—	—	—
Benefits	(1,072)	(1,452)	(582,803)	(2,559)	(90,357)
Payments on termination	(30,706)	(17,191)	(340,020)	(222,465)	(78,871)
Contract maintenance charge	(237)	(138)	(8,004)	(13,910)	(3,118)
Transfers among the sub-accounts and with the
Fixed Account - net	(25,823)	561	357,780	170,980	(3,663)
Increase (decrease) in net assets from contract
transactions	(57,658)	(18,220)	(573,047)	(67,954)	(176,009)
INCREASE (DECREASE) IN NET ASSETS	67,327	84,879	(225,784)	407,759	(21,653)
NET ASSETS AT BEGINNING OF PERIOD	511,787	417,117	2,854,927	2,736,654	750,043
NET ASSETS AT END OF PERIOD	$579,114	$501,996	$2,629,143	$3,144,413	$728,390

UNITS OUTSTANDING
Units outstanding at beginning of period	23,561	23,190	197,596	189,331	50,029
Units issued	8	103	27,963	11,128	18
Units redeemed	(2,311)	(984)	(62,914)	(15,009)	(10,466)
Units outstanding at end of period	21,258	22,309	162,645	185,450	39,581
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Fidelity VIP	Fidelity VIP	Fidelity VIP
	Fidelity VIP	Government	Government	Growth	Fidelity VIP
	Freedom Income	Money Market	Money Market	& Income	Growth
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(239)	$198,960	$3,924	$62,853	$(35,575)
Net realized gains (losses)	35,757	—	—	494,330	340,098
Change in unrealized gains (losses)	31,103	—	—	315,770	569,623
Increase (decrease) in net assets from operations	66,621	198,960	3,924	872,953	874,146
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	3,283	6,300	—	16,590
Benefits	(87,419)	(2,185,724)	(1,579,747)	(136,250)	19,782
Payments on termination	(35,356)	(2,342,797)	(4,929,811)	(347,018)	(330,711)
Contract maintenance charge	(4,096)	(18,813)	(88,400)	(12,242)	(2,308)
Transfers among the sub-accounts and with the
Fixed Account - net	(35,400)	311,321	2,980,815	(245,157)	(94,660)
Increase (decrease) in net assets from contract
transactions	(162,271)	(4,232,730)	(3,610,843)	(740,667)	(391,307)
INCREASE (DECREASE) IN NET ASSETS	(95,650)	(4,033,770)	(3,606,919)	132,286	482,839
NET ASSETS AT BEGINNING OF PERIOD	725,666	36,559,063	46,263,429	3,482,835	2,822,889
NET ASSETS AT END OF PERIOD	$630,016	$32,525,293	$42,656,510	$3,615,121	$3,305,728

UNITS OUTSTANDING
Units outstanding at beginning of period	57,179	3,705,302	4,908,373	175,534	138,572
Units issued	4,334	388,650	609,595	2,532	1,534
Units redeemed	(16,167)	(816,103)	(989,885)	(34,653)	(18,217)
Units outstanding at end of period	45,346	3,277,849	4,528,083	143,413	121,889
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Fidelity VIP
	Growth	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Opportunities	Growth	High Income	High Income	Index 500
	Service Class 2	Service Class 2	Initial Class	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(29,272)	$(1,999)	$7,806	$53,679	$16,058
Net realized gains (losses)	292,606	9,491	(2,706)	(10,501)	331,121
Change in unrealized gains (losses)	278,300	26,901	24,947	151,299	483,575
Increase (decrease) in net assets from operations	541,634	34,393	30,047	194,477	830,754
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	688	—	14,763
Benefits	287,393	(963)	(1,656)	(38,661)	(61,354)
Payments on termination	(155,752)	(1,534)	(38,775)	(101,542)	(342,860)
Contract maintenance charge	(4,996)	(42)	(242)	(3,370)	(1,809)
Transfers among the sub-accounts and with the
Fixed Account - net	(94,895)	(11)	(14,803)	8,476	(99,751)
Increase (decrease) in net assets from contract
transactions	31,750	(2,550)	(54,788)	(135,097)	(491,011)
INCREASE (DECREASE) IN NET ASSETS	573,384	31,843	(24,741)	59,380	339,743
NET ASSETS AT BEGINNING OF PERIOD	1,219,489	109,322	235,890	1,570,499	2,971,161
NET ASSETS AT END OF PERIOD	$1,792,873	$141,165	$211,149	$1,629,879	$3,310,904

UNITS OUTSTANDING
Units outstanding at beginning of period	45,815	5,627	14,022	93,333	150,318
Units issued	22,609	—	157	2,595	876
Units redeemed	(19,265)	(119)	(3,163)	(10,015)	(21,641)
Units outstanding at end of period	49,159	5,508	11,016	85,913	129,553
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Fidelity VIP	Fidelity VIP
	Fidelity VIP	Investment	Investment	Fidelity VIP	Fidelity VIP
	Index 500	Grade Bond	Grade Bond	Mid Cap	Overseas
	Service Class 2	Initial Class	Service Class 2	Service Class 2	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$9,784	$9,447	$8	$(71,757)	$1,452
Net realized gains (losses)	733,323	2,127	(2)	764,996	21,028
Change in unrealized gains (losses)	2,114,386	42,237	39	674,842	89,754
Increase (decrease) in net assets from operations	2,857,493	53,811	45	1,368,081	112,234
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	650	1,650	—	(1,500)	3,200
Benefits	(298,748)	(2,123)	—	(154,014)	(9,149)
Payments on termination	(717,341)	(48,291)	—	(680,454)	(11,837)
Contract maintenance charge	(32,635)	(422)	(3)	(25,265)	(360)
Transfers among the sub-accounts and with the
Fixed Account - net	(463,554)	(411)	10	(82,965)	6,020
Increase (decrease) in net assets from contract
transactions	(1,511,628)	(49,597)	7	(944,198)	(12,126)
INCREASE (DECREASE) IN NET ASSETS	1,345,865	4,214	52	423,883	100,108
NET ASSETS AT BEGINNING OF PERIOD	10,606,099	659,095	580	6,782,633	438,603
NET ASSETS AT END OF PERIOD	$11,951,964	$663,309	$632	$7,206,516	$538,711

UNITS OUTSTANDING
Units outstanding at beginning of period	545,195	33,225	38	357,629	32,743
Units issued	14,228	230	—	14,965	821
Units redeemed	(82,518)	(2,578)	—	(57,628)	(1,677)
Units outstanding at end of period	476,905	30,877	38	314,966	31,887
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Franklin		Franklin
	Fidelity VIP	Franklin	Growth	Franklin	Large Cap
	Overseas	Flex Cap Growth	and Income	Income	Growth
	Service Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(26)	$(16,778)	$106,234	$2,373,856	$(259,348)
Net realized gains (losses)	447	30,179	1,310,066	1,334,887	2,808,284
Change in unrealized gains (losses)	1,130	239,556	2,086,047	4,662,094	1,935,122
Increase (decrease) in net assets from operations	1,551	252,957	3,502,347	8,370,837	4,484,058
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	2,766	3,697	30,088
Benefits	—	(23,874)	(836,161)	(5,686,183)	(418,619)
Payments on termination	(1,444)	(147,260)	(1,764,240)	(5,688,898)	(1,515,154)
Contract maintenance charge	(7)	(3,946)	(58,551)	(120,894)	(44,301)
Transfers among the sub-accounts and with the
Fixed Account - net	(1)	(34,213)	(423,407)	479,172	(1,168,228)
Increase (decrease) in net assets from contract
transactions	(1,452)	(209,293)	(3,079,593)	(11,013,106)	(3,116,214)
INCREASE (DECREASE) IN NET ASSETS	99	43,664	422,754	(2,642,269)	1,367,844
NET ASSETS AT BEGINNING OF PERIOD	6,589	925,863	16,048,289	62,568,215	14,716,845
NET ASSETS AT END OF PERIOD	$6,688	$969,527	$16,471,043	$59,925,946	$16,084,689

UNITS OUTSTANDING
Units outstanding at beginning of period	402	42,809	621,982	3,404,996	742,443
Units issued	—	922	6,625	162,918	24,965
Units redeemed	(92)	(8,903)	(111,984)	(707,572)	(153,936)
Units outstanding at end of period	310	34,828	516,623	2,860,342	613,472
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Franklin			Franklin	Franklin
	Mutual Global	Franklin	Franklin	Small-Mid	U.S. Government
	Discovery	Mutual Shares	Small Cap Value	Cap Growth	Securities
	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,152)	$52,350	$(85,515)	$(10,841)	$110,515
Net realized gains (losses)	542,785	3,662,126	2,270,276	90,749	(128,487)
Change in unrealized gains (losses)	833,996	2,737,695	1,169,245	94,844	314,401
Increase (decrease) in net assets from operations	1,371,629	6,452,171	3,354,006	174,752	296,429
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	700	136,540	9,935	—	(6,525)
Benefits	(406,729)	(1,327,592)	(565,280)	(6,373)	(18,514)
Payments on termination	(738,241)	(3,119,599)	(1,481,269)	(88,733)	(812,507)
Contract maintenance charge	(22,962)	(84,725)	(42,539)	(2,517)	(38,771)
Transfers among the sub-accounts and with the
Fixed Account - net	(165,353)	(1,036,030)	(141,839)	68,489	(706,651)
Increase (decrease) in net assets from contract
transactions	(1,332,585)	(5,431,406)	(2,220,992)	(29,134)	(1,582,968)
INCREASE (DECREASE) IN NET ASSETS	39,044	1,020,765	1,133,014	145,618	(1,286,539)
NET ASSETS AT BEGINNING OF PERIOD	6,692,971	33,513,199	14,664,370	613,144	8,298,369
NET ASSETS AT END OF PERIOD	$6,732,015	$34,533,964	$15,797,384	$758,762	$7,011,830

UNITS OUTSTANDING
Units outstanding at beginning of period	406,785	1,627,870	458,351	18,669	682,363
Units issued	6,679	42,236	19,146	3,133	49,433
Units redeemed	(76,188)	(274,473)	(81,228)	(4,160)	(174,652)
Units outstanding at end of period	337,276	1,395,633	396,269	17,642	557,144

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs	Goldman Sachs
	VIT Large	VIT Mid	VIT Small Cap	VIT Strategic	VIT U.S.
	Cap Value	Cap Value	Equity Insights	Growth	Equity Insights
	Institutional	Institutional	Institutional	Institutional	Institutional
	Shares	Shares	Shares	Shares	Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,896)	$(12,861)	$(40,472)	$(136)	$(13,921)
Net realized gains (losses)	(3,171)	59,149	19,749	1,139	209,019
Change in unrealized gains (losses)	338,682	337,559	674,244	1,890	434,502
Increase (decrease) in net assets from operations	330,615	383,847	653,521	2,893	629,600
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	(60,025)	(21,569)	(75,045)	—	(95,032)
Payments on termination	(142,931)	(81,673)	(351,793)	—	(259,296)
Contract maintenance charge	(4,360)	(3,426)	(8,029)	(19)	(6,923)
Transfers among the sub-accounts and with the
Fixed Account - net	(61,647)	(15,027)	(130,782)	1	(43,938)
Increase (decrease) in net assets from contract
transactions	(268,963)	(121,695)	(565,649)	(18)	(405,189)
INCREASE (DECREASE) IN NET ASSETS	61,652	262,152	87,872	2,875	224,411
NET ASSETS AT BEGINNING OF PERIOD	1,505,089	1,343,426	3,065,980	8,680	2,850,434
NET ASSETS AT END OF PERIOD	$1,566,741	$1,605,578	$3,153,852	$11,555	$3,074,845

UNITS OUTSTANDING
Units outstanding at beginning of period	93,879	67,632	161,237	479	134,978
Units issued	1,286	2,070	2,117	—	7,991
Units redeemed	(16,099)	(7,275)	(28,381)	—	(24,626)
Units outstanding at end of period	79,066	62,427	134,973	479	118,343
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Capital	Capital	Conservative	Conservative	Discovery Mid
	Appreciation	Appreciation	Balanced	Balanced	Cap Growth
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(39,080)	$(233,569)	$7,410	$18,707	$(9,524)
Net realized gains (losses)	344,498	2,055,629	22,568	147,133	88,298
Change in unrealized gains (losses)	553,590	2,331,160	101,159	557,516	111,966
Increase (decrease) in net assets from operations	859,008	4,153,220	131,137	723,356	190,740
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	30,298	5,163	7,750	675	—
Benefits	(6,509)	(536,435)	(9,628)	(136,459)	(7,520)
Payments on termination	(225,255)	(1,628,542)	(39,690)	(633,105)	(14,689)
Contract maintenance charge	(1,779)	(43,721)	(378)	(21,578)	(141)
Transfers among the sub-accounts and with the
Fixed Account - net	(60,838)	(697,011)	(511)	(61,713)	1,363
Increase (decrease) in net assets from contract
transactions	(264,083)	(2,900,546)	(42,457)	(852,180)	(20,987)
INCREASE (DECREASE) IN NET ASSETS	594,925	1,252,674	88,680	(128,824)	169,753
NET ASSETS AT BEGINNING OF PERIOD	2,589,074	13,260,353	844,298	5,061,276	519,656
NET ASSETS AT END OF PERIOD	$3,183,999	$14,513,027	$932,978	$4,932,452	$689,409

UNITS OUTSTANDING
Units outstanding at beginning of period	141,017	585,657	56,848	328,542	43,452
Units issued	1,460	9,547	489	6,003	70
Units redeemed	(13,488)	(115,787)	(3,078)	(56,597)	(1,452)
Units outstanding at end of period	128,989	479,417	54,259	277,948	42,070
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco			Invesco	Invesco
	Oppenheimer V.I.	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Discovery Mid	Oppenheimer V.I.	Oppenheimer V.I.	Global	Global
	Cap Growth	Global	Global	Strategic Income	Strategic Income
	Series II*	Series I*	Series II*	Series I*	Series II*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(83,810)	$(9,765)	$(63,714)	$26,299	$494,467
Net realized gains (losses)	1,019,165	368,897	1,179,910	(7,348)	(206,461)
Change in unrealized gains (losses)	615,750	205,687	554,780	77,588	2,066,107
Increase (decrease) in net assets from operations	1,551,105	564,819	1,670,976	96,539	2,354,113
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	1,390	19,622	14,891	12,160	3,317
Benefits	(132,916)	(163,295)	(128,444)	(27,734)	(845,711)
Payments on termination	(647,810)	(133,397)	(554,684)	(201,139)	(2,635,795)
Contract maintenance charge	(18,311)	(1,365)	(23,737)	(415)	(83,497)
Transfers among the sub-accounts and with the
Fixed Account - net	(424,579)	(1,830)	(135,658)	(3,510)	319,062
Increase (decrease) in net assets from contract
transactions	(1,222,226)	(280,265)	(827,632)	(220,638)	(3,242,624)
INCREASE (DECREASE) IN NET ASSETS	328,879	284,554	843,344	(124,099)	(888,511)
NET ASSETS AT BEGINNING OF PERIOD	4,497,418	2,033,955	5,933,471	1,104,420	27,811,395
NET ASSETS AT END OF PERIOD	$4,826,297	$2,318,509	$6,776,815	$980,321	$26,922,884

UNITS OUTSTANDING
Units outstanding at beginning of period	170,500	65,730	186,314	76,981	1,572,580
Units issued	2,942	1,004	6,070	2,407	66,370
Units redeemed	(39,572)	(8,915)	(27,882)	(13,669)	(238,549)
Units outstanding at end of period	133,870	57,819	164,502	65,719	1,400,401
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

			Invesco	Invesco	Invesco
	Invesco	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.
	Oppenheimer V.I.	Oppenheimer V.I.	Main Street	Main Street	Total Return
	Main Street	Main Street	Small Cap	Small Cap	Bond
	Series I*	Series II*	Series I*	Series II*	Series I*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(5,210)	$(199,809)	$(14,504)	$(169,458)	$9,422
Net realized gains (losses)	213,242	4,726,302	110,517	1,162,671	(7,654)
Change in unrealized gains (losses)	93,394	1,676,285	164,948	1,212,202	33,570
Increase (decrease) in net assets from operations	301,426	6,202,778	260,961	2,205,415	35,338
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	29,671	2,498	3,390	1,590
Benefits	(8,871)	(589,117)	(36,873)	(392,052)	(2,221)
Payments on termination	(58,330)	(2,129,901)	(59,825)	(1,075,421)	(32,679)
Contract maintenance charge	(641)	(73,075)	(1,080)	(35,736)	(381)
Transfers among the sub-accounts and with the
Fixed Account - net	(66,358)	(1,445,706)	11,556	(116,717)	(1,329)
Increase (decrease) in net assets from contract
transactions	(134,200)	(4,208,128)	(83,724)	(1,616,536)	(35,020)
INCREASE (DECREASE) IN NET ASSETS	167,226	1,994,650	177,237	588,879	318
NET ASSETS AT BEGINNING OF PERIOD	1,045,464	22,301,312	1,090,813	9,697,945	440,294
NET ASSETS AT END OF PERIOD	$1,212,690	$24,295,962	$1,268,050	$10,286,824	$440,612

UNITS OUTSTANDING
Units outstanding at beginning of period	56,152	866,672	27,997	269,207	34,578
Units issued	1	14,081	437	8,031	551
Units redeemed	(6,062)	(151,352)	(2,357)	(46,687)	(3,114)
Units outstanding at end of period	50,091	729,401	26,077	230,551	32,015
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco
	Oppenheimer V.I.	Invesco V.I.	Invesco V.I.
	Total Return	American	American	Invesco V.I.	Invesco V.I.
	Bond	Franchise	Franchise	American Value	American Value
	Series II*	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$159,546	$(1,068,585)	$(294,624)	$(260,516)	$(180,954)
Net realized gains (losses)	(171,654)	14,151,355	3,669,502	1,912,387	1,053,366
Change in unrealized gains (losses)	726,585	8,148,502	1,469,346	3,593,620	2,021,520
Increase (decrease) in net assets from operations	714,477	21,231,272	4,844,224	5,245,491	2,893,932
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	40,444	23,143	5,063	3,397	10,871
Benefits	(376,266)	(2,337,565)	(280,067)	(810,994)	(605,023)
Payments on termination	(1,109,672)	(5,065,369)	(1,667,933)	(1,803,441)	(1,319,311)
Contract maintenance charge	(34,006)	(36,557)	(34,211)	(21,760)	(42,859)
Transfers among the sub-accounts and with the
Fixed Account - net	517,270	(1,867,303)	(553,989)	(556,664)	(276,614)
Increase (decrease) in net assets from contract
transactions	(962,230)	(9,283,651)	(2,531,137)	(3,189,462)	(2,232,936)
INCREASE (DECREASE) IN NET ASSETS	(247,753)	11,947,621	2,313,087	2,056,029	660,996
NET ASSETS AT BEGINNING OF PERIOD	9,765,272	64,337,700	15,162,710	23,924,251	13,501,577
NET ASSETS AT END OF PERIOD	$9,517,519	$76,285,321	$17,475,797	$25,980,280	$14,162,573

UNITS OUTSTANDING
Units outstanding at beginning of period	1,070,226	3,458,735	773,022	1,083,664	491,973
Units issued	118,548	94,063	10,800	21,567	9,662
Units redeemed	(218,937)	(501,460)	(116,528)	(147,584)	(80,925)
Units outstanding at end of period	969,837	3,051,338	667,294	957,647	420,710
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Comstock	Comstock	Core Equity	Core Equity	Core Plus Bond
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$91,905	$(41,432)	$(267,299)	$(15,498)	$78,675
Net realized gains (losses)	2,903,561	9,238,372	7,701,975	142,285	(78,585)
Change in unrealized gains (losses)	921,734	2,578,156	5,208,883	88,891	478,980
Increase (decrease) in net assets from operations	3,917,200	11,775,096	12,643,559	215,678	479,070
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	912	7,911	12,534	—	150
Benefits	(912,838)	(1,122,599)	(1,794,689)	23,886	(116,514)
Payments on termination	(1,046,528)	(4,665,275)	(4,007,417)	(207,966)	(421,778)
Contract maintenance charge	(7,267)	(101,738)	(27,235)	(1,977)	(1,691)
Transfers among the sub-accounts and with the
Fixed Account - net	(236,516)	(1,783,359)	(1,758,440)	18,011	252,433
Increase (decrease) in net assets from contract
transactions	(2,202,237)	(7,665,060)	(7,575,247)	(168,046)	(287,400)
INCREASE (DECREASE) IN NET ASSETS	1,714,963	4,110,036	5,068,312	47,632	191,670
NET ASSETS AT BEGINNING OF PERIOD	17,564,570	54,544,914	49,405,443	902,623	5,073,687
NET ASSETS AT END OF PERIOD	$19,279,533	$58,654,950	$54,473,755	$950,255	$5,265,357

UNITS OUTSTANDING
Units outstanding at beginning of period	781,942	2,478,715	2,426,552	57,283	333,146
Units issued	34,294	35,010	46,712	3,165	44,193
Units redeemed	(121,444)	(340,551)	(369,148)	(13,614)	(61,016)
Units outstanding at end of period	694,792	2,173,174	2,104,116	46,834	316,323
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Invesco V.I.	Diversified	Diversified	Equity	Equity
	Core Plus Bond	Dividend	Dividend	and Income	and Income
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$295	$1,546,367	$217,562	$190,138	$116,611
Net realized gains (losses)	(1,056)	13,164,002	2,519,739	1,514,391	1,825,293
Change in unrealized gains (losses)	11,430	7,369,584	2,220,820	1,303,510	1,492,213
Increase (decrease) in net assets from operations	10,669	22,079,953	4,958,121	3,008,039	3,434,117
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	17,600	60	168	7,677
Benefits	—	(6,609,865)	(490,676)	(1,535,747)	(686,383)
Payments on termination	(203)	(6,183,597)	(1,319,455)	(1,278,134)	(1,373,928)
Contract maintenance charge	—	(41,055)	(28,355)	(6,903)	(36,351)
Transfers among the sub-accounts and with the
Fixed Account - net	231,174	(1,820,463)	(721,334)	(281,563)	(168,786)
Increase (decrease) in net assets from contract
transactions	230,971	(14,637,380)	(2,559,760)	(3,102,179)	(2,257,771)
INCREASE (DECREASE) IN NET ASSETS	241,640	7,442,573	2,398,361	(94,140)	1,176,346
NET ASSETS AT BEGINNING OF PERIOD	106,267	100,091,744	22,899,333	17,408,896	19,859,409
NET ASSETS AT END OF PERIOD	$347,907	$107,534,317	$25,297,694	$17,314,756	$21,035,755

UNITS OUTSTANDING
Units outstanding at beginning of period	7,948	2,012,003	1,230,104	895,727	972,496
Units issued	16,300	42,579	10,418	22,772	9,830
Units redeemed	(962)	(310,201)	(132,838)	(170,949)	(108,733)
Units outstanding at end of period	23,286	1,744,381	1,107,684	747,550	873,593
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Global	Global	Government	Government	Government
	Core Equity	Core Equity	Money Market	Money Market	Securities
	Series I	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(4,533)	$(61,710)	$17,961	$777	$56,101
Net realized gains (losses)	1,930,563	964,200	—	—	(20,706)
Change in unrealized gains (losses)	2,266,264	1,143,198	—	—	202,044
Increase (decrease) in net assets from operations	4,192,294	2,045,688	17,961	777	237,439
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	863	—	—	—	300
Benefits	(962,178)	(396,209)	(213,263)	(1,689)	(187,528)
Payments on termination	(1,423,396)	(635,457)	(454,129)	(74)	(310,631)
Contract maintenance charge	(8,615)	(13,503)	(2,471)	—	(2,477)
Transfers among the sub-accounts and with the
Fixed Account - net	(362,675)	(85,145)	1,124,462	(357,969)	161,312
Increase (decrease) in net assets from contract
transactions	(2,756,001)	(1,130,314)	454,599	(359,732)	(339,024)
INCREASE (DECREASE) IN NET ASSETS	1,436,293	915,374	472,560	(358,955)	(101,585)
NET ASSETS AT BEGINNING OF PERIOD	18,922,878	9,396,423	3,460,997	465,528	5,283,852
NET ASSETS AT END OF PERIOD	$20,359,171	$10,311,797	$3,933,557	$106,573	$5,182,267

UNITS OUTSTANDING
Units outstanding at beginning of period	836,302	679,141	316,271	51,312	323,586
Units issued	11,535	13,404	156,687	10,019	14,298
Units redeemed	(121,018)	(85,587)	(113,192)	(49,155)	(35,145)
Units outstanding at end of period	726,819	606,958	359,766	12,176	302,739
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.			Invesco V.I.
	Government	Growth	Invesco V.I.	Invesco V.I.	International
	Securities	and Income	High Yield	High Yield	Growth
	Series II	Series II	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$459	$(44,794)	$401,360	$224,939	$18,126
Net realized gains (losses)	(458)	3,196,452	(71,812)	(42,988)	1,562,164
Change in unrealized gains (losses)	5,456	2,936,103	746,214	449,081	1,497,498
Increase (decrease) in net assets from operations	5,457	6,087,761	1,075,762	631,032	3,077,788
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	1,740	—	306	604
Benefits	(4,729)	(1,451,858)	(583,196)	(228,617)	(246,157)
Payments on termination	(1,024)	(2,697,667)	(825,921)	(478,656)	(897,946)
Contract maintenance charge	—	(90,278)	(4,490)	(8,462)	(5,552)
Transfers among the sub-accounts and with the
Fixed Account - net	66,760	(1,098,477)	(148,370)	43,630	(469,378)
Increase (decrease) in net assets from contract
transactions	61,007	(5,336,540)	(1,561,977)	(671,799)	(1,618,429)
INCREASE (DECREASE) IN NET ASSETS	66,464	751,221	(486,215)	(40,767)	1,459,359
NET ASSETS AT BEGINNING OF PERIOD	153,196	28,545,940	9,484,292	5,818,119	12,103,760
NET ASSETS AT END OF PERIOD	$219,660	$29,297,161	$8,998,077	$5,777,352	$13,563,119

UNITS OUTSTANDING
Units outstanding at beginning of period	12,404	1,084,274	522,880	482,151	616,070
Units issued	4,904	16,072	25,783	12,705	13,739
Units redeemed	(479)	(192,608)	(108,671)	(63,311)	(85,740)
Units outstanding at end of period	16,829	907,738	439,992	431,545	544,069
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.	Invesco V.I.
	International	Managed	Managed	Mid Cap	Mid Cap
	Growth	Volatility	Volatility	Core Equity	Core Equity
	Series II	Series I	Series II	Series I	Series II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(6,666)	$(3,752)	$(354)	$(75,185)	$(12,451)
Net realized gains (losses)	147,385	64,570	456	790,699	84,447
Change in unrealized gains (losses)	197,445	690,797	11,238	889,402	95,772
Increase (decrease) in net assets from operations	338,164	751,615	11,340	1,604,916	167,768
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	180	—
Benefits	(6,029)	(242,525)	—	(375,982)	(9,880)
Payments on termination	(214,417)	(271,501)	(11,955)	(539,328)	(111,840)
Contract maintenance charge	(6,052)	(1,758)	—	(2,120)	(718)
Transfers among the sub-accounts and with the
Fixed Account - net	(43,727)	(31,330)	43	(207,285)	(23,195)
Increase (decrease) in net assets from contract
transactions	(270,225)	(547,114)	(11,912)	(1,124,535)	(145,633)
INCREASE (DECREASE) IN NET ASSETS	67,939	204,501	(572)	480,381	22,135
NET ASSETS AT BEGINNING OF PERIOD	1,390,470	4,648,022	72,274	7,278,600	793,488
NET ASSETS AT END OF PERIOD	$1,458,409	$4,852,523	$71,702	$7,758,981	$815,623

UNITS OUTSTANDING
Units outstanding at beginning of period	130,247	185,773	3,047	326,428	43,185
Units issued	2,616	11,345	1	4,075	54
Units redeemed	(25,832)	(31,270)	(451)	(50,774)	(6,991)
Units outstanding at end of period	107,031	165,848	2,597	279,729	36,248

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Invesco V.I.	Invesco V.I.
	Mid Cap	Mid Cap	Invesco V.I.	Invesco V.I.	Invesco V.I.
	Growth	Growth	S&P 500 Index	S&P 500 Index	Technology
	Series I*	Series II*	Series I	Series II	Series I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(83,839)	$(117,842)	$(25,097)	$(242,178)	$(40,714)
Net realized gains (losses)	1,103,509	1,166,121	4,931,862	6,104,864	597,055
Change in unrealized gains (losses)	647,885	779,554	3,452,698	5,000,457	335,833
Increase (decrease) in net assets from operations	1,667,555	1,827,833	8,359,463	10,863,143	892,174
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	180	650	450	1,870	1,200
Benefits	(126,216)	(216,570)	(1,370,356)	(1,254,095)	(37,794)
Payments on termination	(351,277)	(545,562)	(2,170,613)	(3,073,058)	(175,580)
Contract maintenance charge	(1,939)	(16,250)	(9,485)	(65,126)	(1,309)
Transfers among the sub-accounts and with the
Fixed Account - net	(578,740)	(11,752)	(2,278,111)	43,307	473,908
Increase (decrease) in net assets from contract
transactions	(1,057,992)	(789,484)	(5,828,115)	(4,347,102)	260,425
INCREASE (DECREASE) IN NET ASSETS	609,563	1,038,349	2,531,348	6,516,041	1,152,599
NET ASSETS AT BEGINNING OF PERIOD	5,411,863	5,995,602	30,362,000	39,992,120	2,500,252
NET ASSETS AT END OF PERIOD	$6,021,426	$7,033,951	$32,893,348	$46,508,161	$3,652,851

UNITS OUTSTANDING
Units outstanding at beginning of period	208,052	257,479	1,374,938	2,042,321	101,941
Units issued	8,288	15,347	90,460	69,092	34,814
Units redeemed	(40,717)	(42,841)	(304,585)	(247,919)	(26,189)
Units outstanding at end of period	175,623	229,985	1,160,813	1,863,494	110,566
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Invesco V.I.	Invesco V.I.	Janus Henderson	Lazard Retirement
	Invesco V.I.	Value	Value	VIT Forty	Series Emerging
	Technology	Opportunities	Opportunities	Institutional	Market Equity
	Series II	Series I	Series II	Shares	Service Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(115)	$(61,400)	$(44,915)	$(26)	$—
Net realized gains (losses)	1,174	939,646	446,042	737	—
Change in unrealized gains (losses)	968	427,277	250,908	(159)	19
Increase (decrease) in net assets from operations	2,027	1,305,523	652,035	552	19
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	168	—	—	—
Benefits	—	(78,595)	(63,656)	—	—
Payments on termination	(1,345)	(273,990)	(301,861)	(1,890)	—
Contract maintenance charge	—	(2,056)	(7,432)	(6)	(1)
Transfers among the sub-accounts and with the
Fixed Account - net	35	(300,979)	(162,655)	(106)	3
Increase (decrease) in net assets from contract
transactions	(1,310)	(655,452)	(535,604)	(2,002)	2
INCREASE (DECREASE) IN NET ASSETS	717	650,071	116,431	(1,450)	21
NET ASSETS AT BEGINNING OF PERIOD	6,454	4,726,704	2,487,134	1,633	116
NET ASSETS AT END OF PERIOD	$7,171	$5,376,775	$2,603,565	$183	$137

UNITS OUTSTANDING
Units outstanding at beginning of period	278	304,512	158,414	48	3
Units issued	4	8,218	4,440	—	—
Units redeemed	(49)	(43,640)	(34,380)	(44)	—
Units outstanding at end of period	233	269,090	128,474	4	3
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Legg Mason
	Partners
	Clearbridge
	Variable Large		Lord Abbet	Lord Abbet	Lord Abbet
	Cap Value	Lord Abbet	Fundamental	Growth	Growth
	Class I	Bond Debenture*	Equity	and Income	Opportunities
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$3	$235,367	$(12,496)	$(1,775)	$(73,142)
Net realized gains (losses)	37	34,239	36,316	589,895	404,885
Change in unrealized gains (losses)	88	862,134	431,353	665,850	1,044,240
Increase (decrease) in net assets from operations	128	1,131,740	455,173	1,253,970	1,375,983
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	11,824	1,344	—	7,979
Benefits	—	(387,838)	(253,975)	(286,954)	(128,014)
Payments on termination	—	(1,058,201)	(253,429)	(655,033)	(773,571)
Contract maintenance charge	(4)	(31,354)	(4,992)	(20,628)	(12,710)
Transfers among the sub-accounts and with the
Fixed Account - net	(8)	1,042,692	(21,975)	(73,523)	(686,167)
Increase (decrease) in net assets from contract
transactions	(12)	(422,877)	(533,027)	(1,036,138)	(1,592,483)
INCREASE (DECREASE) IN NET ASSETS	116	708,863	(77,854)	217,832	(216,500)
NET ASSETS AT BEGINNING OF PERIOD	474	10,026,397	2,542,178	6,557,344	4,417,974
NET ASSETS AT END OF PERIOD	$590	$10,735,260	$2,464,324	$6,775,176	$4,201,474

UNITS OUTSTANDING
Units outstanding at beginning of period	22	541,665	118,453	372,556	176,687
Units issued	—	68,677	1,164	5,127	1,849
Units redeemed	—	(89,793)	(23,575)	(57,690)	(53,071)
Units outstanding at end of period	22	520,549	96,042	319,993	125,465
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Lord Abbet	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Mid Cap	Growth	Growth	High Yield	Investors Trust
	Stock	Initial Class	Service Class	Initial Class	Initial Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(64,489)	$(11,972)	$(909)	$8,258	$(5,883)
Net realized gains (losses)	262,418	106,739	7,180	(1,868)	69,521
Change in unrealized gains (losses)	1,311,570	161,670	10,221	17,579	139,825
Increase (decrease) in net assets from operations	1,509,499	256,437	16,492	23,969	203,463
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	2,740	—	—	—	325
Benefits	(231,951)	(17,947)	—	—	(1,228)
Payments on termination	(732,434)	(35,007)	(1,887)	(24,082)	(61,179)
Contract maintenance charge	(20,271)	(450)	(25)	(96)	(466)
Transfers among the sub-accounts and with the
Fixed Account - net	(42,596)	(6,396)	(914)	(99)	29,485
Increase (decrease) in net assets from contract
transactions	(1,024,512)	(59,800)	(2,826)	(24,277)	(33,063)
INCREASE (DECREASE) IN NET ASSETS	484,987	196,637	13,666	(308)	170,400
NET ASSETS AT BEGINNING OF PERIOD	7,663,350	728,239	46,887	187,982	707,004
NET ASSETS AT END OF PERIOD	$8,148,337	$924,876	$60,553	$187,674	$877,404

UNITS OUTSTANDING
Units outstanding at beginning of period	455,640	30,241	2,205	9,254	36,443
Units issued	16,657	99	5	34	1,464
Units redeemed	(70,208)	(2,041)	(109)	(1,138)	(2,854)
Units outstanding at end of period	402,089	28,299	2,101	8,150	35,053
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	MFS VIT	MFS VIT	MFS VIT	MFS VIT	MFS VIT
	Investors Trust	New Discovery	New Discovery	Research	Research
	Service Class	Initial Class	Service Class	Initial Class	Service Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(1,365)	$(14,884)	$(1,120)	$(3,228)	$(385)
Net realized gains (losses)	12,457	237,602	16,168	67,204	6,260
Change in unrealized gains (losses)	21,634	143,577	8,881	57,263	4,638
Increase (decrease) in net assets from operations	32,726	366,295	23,929	121,239	10,513
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	2,455	—	—	—
Benefits	—	(1,890)	—	(14,042)	—
Payments on termination	(11,721)	(100,514)	(4,773)	(81,847)	(5,847)
Contract maintenance charge	(40)	(790)	(43)	(141)	(14)
Transfers among the sub-accounts and with the
Fixed Account - net	(123)	(62,630)	(693)	(3,373)	(19)
Increase (decrease) in net assets from contract
transactions	(11,884)	(163,369)	(5,509)	(99,403)	(5,880)
INCREASE (DECREASE) IN NET ASSETS	20,842	202,926	18,420	21,836	4,633
NET ASSETS AT BEGINNING OF PERIOD	116,202	965,048	62,076	434,413	36,063
NET ASSETS AT END OF PERIOD	$137,044	$1,167,974	$80,496	$456,249	$40,696

UNITS OUTSTANDING
Units outstanding at beginning of period	6,036	29,194	2,720	23,075	1,850
Units issued	—	75	58	34	—
Units redeemed	(517)	(3,832)	(249)	(4,219)	(249)
Units outstanding at end of period	5,519	25,437	2,529	18,890	1,601
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	MFS VIT			Morgan Stanley
	Total Return	MFS VIT	MFS VIT	VIF Core Plus	Morgan Stanley
	Bond	Utilities	Utilities	Fixed Income	VIF Discovery
	Initial Class	Initial Class	Service Class	Class I	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$18,919	$4,595	$8,750	$4,173	$(241,539)
Net realized gains (losses)	12,117	20,079	25,024	290	2,459,807
Change in unrealized gains (losses)	43,549	18,541	51,491	9,882	2,041,668
Increase (decrease) in net assets from operations	74,585	43,215	85,265	14,345	4,259,936
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	426	—	—	—	6,620
Benefits	—	—	(200)	—	(201,884)
Payments on termination	(47,815)	(1,294)	(103,384)	(3,875)	(933,154)
Contract maintenance charge	(352)	(36)	(8)	(114)	(2,941)
Transfers among the sub-accounts and with the
Fixed Account - net	(149,269)	(81,633)	(533)	74	(392,062)
Increase (decrease) in net assets from contract
transactions	(197,010)	(82,963)	(104,125)	(3,915)	(1,523,421)
INCREASE (DECREASE) IN NET ASSETS	(122,425)	(39,748)	(18,860)	10,430	2,736,515
NET ASSETS AT BEGINNING OF PERIOD	863,616	234,031	444,825	158,487	11,423,015
NET ASSETS AT END OF PERIOD	$741,191	$194,283	$425,965	$168,917	$14,159,530

UNITS OUTSTANDING
Units outstanding at beginning of period	42,517	7,077	14,370	10,097	362,900
Units issued	91	—	—	5	23,009
Units redeemed	(9,067)	(2,329)	(2,893)	(240)	(59,301)
Units outstanding at end of period	33,541	4,748	11,477	9,862	326,608
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF Emerging	VIF Emerging	VIF Emerging	VIF Global
	VIF Discovery	Markets Debt	Markets Equity	Markets Equity	Franchise
	Class II	Class II	Class I	Class II	Class II
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(202,668)	$184,976	$(66,791)	$(19,768)	$(173,493)
Net realized gains (losses)	2,306,297	(63,917)	991,126	230,115	2,509,296
Change in unrealized gains (losses)	1,659,615	480,652	954,623	274,420	3,123,990
Increase (decrease) in net assets from operations	3,763,244	601,711	1,878,958	484,767	5,459,793
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,862	298	180	—	480
Benefits	(243,550)	(64,397)	(650,980)	(31,460)	(742,965)
Payments on termination	(1,562,883)	(583,573)	(639,021)	(252,514)	(2,534,605)
Contract maintenance charge	(44,719)	(13,728)	(3,616)	(11,622)	(64,352)
Transfers among the sub-accounts and with the
Fixed Account - net	(846,931)	(28,897)	(253,768)	(49,926)	(331,059)
Increase (decrease) in net assets from contract
transactions	(2,683,221)	(690,297)	(1,547,205)	(345,522)	(3,672,501)
INCREASE (DECREASE) IN NET ASSETS	1,080,023	(88,586)	331,753	139,245	1,787,292
NET ASSETS AT BEGINNING OF PERIOD	10,159,258	5,112,309	11,441,247	2,923,441	21,327,513
NET ASSETS AT END OF PERIOD	$11,239,281	$5,023,723	$11,773,000	$3,062,686	$23,114,805

UNITS OUTSTANDING
Units outstanding at beginning of period	354,429	210,739	594,793	93,077	638,646
Units issued	19,699	5,528	13,029	2,278	10,596
Units redeemed	(89,327)	(31,823)	(87,678)	(12,477)	(104,218)
Units outstanding at end of period	284,801	184,444	520,144	82,878	545,024
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Morgan Stanley	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Global	VIF Global	VIF Global	VIF Global	Morgan Stanley
	Infrastructure	Infrastructure	Strategist	Strategist	VIF Growth
	Class I	Class II	Class I	Class II	Class I
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$406,496	$68,907	$205,800	$(1,298)	$(2,552,687)
Net realized gains (losses)	875,467	302,645	2,114,281	743,593	14,503,312
Change in unrealized gains (losses)	5,676,304	1,682,260	4,521,937	1,480,721	6,806,687
Increase (decrease) in net assets from operations	6,958,267	2,053,812	6,842,018	2,223,016	18,757,312
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	21,957	—	688	1,560	28,511
Benefits	(2,342,441)	(368,475)	(3,203,419)	(1,208,163)	(9,641,538)
Payments on termination	(2,522,170)	(461,570)	(2,642,034)	(808,895)	(10,999,801)
Contract maintenance charge	(10,641)	(5,384)	(15,625)	(21,495)	(62,864)
Transfers among the sub-accounts and with the
Fixed Account - net	(398,126)	(179,328)	(887,882)	(547,053)	227,861,037
Increase (decrease) in net assets from contract
transactions	(5,251,421)	(1,014,757)	(6,748,272)	(2,584,046)	207,185,345
INCREASE (DECREASE) IN NET ASSETS	1,706,846	1,039,055	93,746	(361,030)	225,942,657
NET ASSETS AT BEGINNING OF PERIOD	27,866,807	8,388,342	45,412,176	15,155,089	24,575,862
NET ASSETS AT END OF PERIOD	$29,573,653	$9,427,397	$45,505,922	$14,794,059	$250,518,519

UNITS OUTSTANDING
Units outstanding at beginning of period	654,795	502,821	3,039,664	1,078,577	841,877
Units issued	9,978	1,952	81,349	7,704	8,000,016
Units redeemed	(120,338)	(55,850)	(538,842)	(174,043)	(841,406)
Units outstanding at end of period	544,435	448,923	2,582,171	912,238	8,000,487
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Morgan Stanley	Morgan Stanley
	Morgan Stanley	VIF U.S.	VIF U.S.	Morgan Stanley	Morgan Stanley
	VIF Growth	Real Estate	Real Estate	VIS Income Plus	VIS Income Plus
	Class II	Class I	Class II	Class X Shares	Class Y Shares
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(776,849)	$22,708	$(8,604)	$761,961	$613,102
Net realized gains (losses)	3,794,858	915,533	1,885,307	286,583	215,478
Change in unrealized gains (losses)	1,187,853	931,634	1,371,201	3,697,811	4,228,276
Increase (decrease) in net assets from operations	4,205,862	1,869,875	3,247,904	4,746,355	5,056,856
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	3,690	1,761	2,748	25	2,214
Benefits	(833,437)	(496,384)	(411,766)	(3,187,476)	(1,530,536)
Payments on termination	(4,458,229)	(596,058)	(2,367,763)	(2,818,335)	(2,368,441)
Contract maintenance charge	(71,568)	(3,015)	(63,583)	(12,667)	(55,268)
Transfers among the sub-accounts and with the
Fixed Account - net	57,172,347	(56,174)	(202,365)	528,854	1,041,671
Increase (decrease) in net assets from contract
transactions	51,812,803	(1,149,870)	(3,042,729)	(5,489,599)	(2,910,360)
INCREASE (DECREASE) IN NET ASSETS	56,018,665	720,005	205,175	(743,244)	2,146,496
NET ASSETS AT BEGINNING OF PERIOD	5,196,704	11,245,226	19,934,871	34,949,358	37,936,708
NET ASSETS AT END OF PERIOD	$61,215,369	$11,965,231	$20,140,046	$34,206,114	$40,083,204

UNITS OUTSTANDING
Units outstanding at beginning of period	126,114	290,007	593,890	1,006,814	2,189,783
Units issued	4,561,496	7,510	22,127	56,907	140,563
Units redeemed	(490,771)	(33,780)	(102,779)	(214,876)	(299,761)
Units outstanding at end of period	4,196,839	263,737	513,238	848,845	2,030,585
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					PIMCO VIT
			PIMCO VIT		International
	Neuberger Berman	Neuberger Berman	Commodity	PIMCO VIT	Bond (U.S.
	AMT Mid	AMT Sustainable	RealReturn®	Emerging	Dollar-Hedged)
	Cap Growth	Equity	Strategy	Markets Bond	Institutional
	Class I	Class I*	Advisor Class	Advisor Class	Class
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(15)	$(173)	$11,973	$13,459	$1
Net realized gains (losses)	97	1,456	(71,388)	(2,791)	6
Change in unrealized gains (losses)	20	888	99,710	49,766	27
Increase (decrease) in net assets from operations	102	2,171	40,295	60,434	34
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	—	—
Benefits	—	—	(12,346)	(6,661)	—
Payments on termination	—	(152)	(32,857)	(30,726)	—
Contract maintenance charge	—	(12)	(1,581)	(1,810)	(3)
Transfers among the sub-accounts and with the
Fixed Account - net	1,362	26,516	9,121	(7,523)	17
Increase (decrease) in net assets from contract
transactions	1,362	26,352	(37,663)	(46,720)	14
INCREASE (DECREASE) IN NET ASSETS	1,464	28,523	2,632	13,714	48
NET ASSETS AT BEGINNING OF PERIOD	—	—	433,892	486,618	643
NET ASSETS AT END OF PERIOD	$1,464	$28,523	$436,524	$500,332	$691

UNITS OUTSTANDING
Units outstanding at beginning of period	—	—	91,103	30,894	35
Units issued	37	2,652	2,319	1,191	1
Units redeemed	—	(18)	(9,795)	(3,931)	—
Units outstanding at end of period	37	2,634	83,627	28,154	36

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

					Putnam VT
			PIMCO VIT	Putnam VT	Emerging
	PIMCO VIT	PIMCO VIT	Total Return	Diversified	Markets
	Real Return	Total Return	Institutional	Income	Equity Fund
	Advisor Class	Advisor Class	Class	Class IB	Class IB*
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(3,177)	$91,521	$27	$283,088	$(110,853)
Net realized gains (losses)	(8,880)	12,910	36	(447,034)	1,038,380
Change in unrealized gains (losses)	213,433	358,567	56	1,505,152	719,453
Increase (decrease) in net assets from operations	201,376	462,998	119	1,341,206	1,646,980
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—	—	1,936	17,835
Benefits	(84,676)	(119,221)	—	(368,290)	(220,470)
Payments on termination	(263,782)	(686,003)	(1,626)	(1,214,510)	(435,693)
Contract maintenance charge	(9,716)	(29,197)	(5)	(23,398)	(28,432)
Transfers among the sub-accounts and with the
Fixed Account - net	100,101	431,910	164	42,127	(42,002)
Increase (decrease) in net assets from contract
transactions	(258,073)	(402,511)	(1,467)	(1,562,135)	(708,762)
INCREASE (DECREASE) IN NET ASSETS	(56,697)	60,487	(1,348)	(220,929)	938,218
NET ASSETS AT BEGINNING OF PERIOD	3,122,957	7,146,671	1,765	14,509,152	7,361,497
NET ASSETS AT END OF PERIOD	$3,066,260	$7,207,158	$417	$14,288,223	$8,299,715

UNITS OUTSTANDING
Units outstanding at beginning of period	246,073	488,372	102	756,807	603,371
Units issued	14,546	56,296	9	30,627	30,929
Units redeemed	(33,639)	(81,704)	(88)	(108,086)	(78,399)
Units outstanding at end of period	226,980	462,964	23	679,348	555,901
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT		Putnam VT
	Putnam VT	George Putnam	Global	Putnam VT	Global
	Equity Income	Balanced	Asset Allocation	Global Equity	Health Care
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$890,897	$(8,803)	$1,071	$(218,630)	$(271,069)
Net realized gains (losses)	17,439,660	3,308,623	564,737	1,392,522	1,084,386
Change in unrealized gains (losses)	18,448,772	4,588,314	1,583,546	2,110,866	4,005,362
Increase (decrease) in net assets from operations	36,779,329	7,888,134	2,149,354	3,284,758	4,818,679
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	68,016	5,247	11,836	4,908	24,346
Benefits	(5,038,149)	(1,477,786)	(790,927)	(506,427)	(1,021,749)
Payments on termination	(12,004,131)	(3,295,791)	(778,025)	(1,121,265)	(1,186,208)
Contract maintenance charge	(328,269)	(96,327)	(39,780)	(36,728)	(53,800)
Transfers among the sub-accounts and with the
Fixed Account - net	(4,419,652)	(520,588)	(648,553)	6,701,640	(663,492)
Increase (decrease) in net assets from contract
transactions	(21,722,185)	(5,385,245)	(2,245,449)	5,042,128	(2,900,903)
INCREASE (DECREASE) IN NET ASSETS	15,057,144	2,502,889	(96,095)	8,326,886	1,917,776
NET ASSETS AT BEGINNING OF PERIOD	137,308,212	37,341,164	14,792,177	10,889,665	18,552,014
NET ASSETS AT END OF PERIOD	$152,365,356	$39,844,053	$14,696,082	$19,216,551	$20,469,790

UNITS OUTSTANDING
Units outstanding at beginning of period	5,173,222	2,247,945	755,290	906,640	704,425
Units issued	77,154	92,569	12,140	565,007	8,302
Units redeemed	(757,322)	(375,744)	(114,777)	(173,979)	(107,755)
Units outstanding at end of period	4,493,054	1,964,770	652,653	1,297,668	604,972
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Putnam VT	Putnam VT			Putnam VT
	Government	Growth	Putnam VT	Putnam VT	International
	Money Market	Opportunities	High Yield	Income	Equity
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(10,580)	$(1,316,683)	$841,639	$734,472	$(60,168)
Net realized gains (losses)	—	16,972,746	(260,011)	(51,008)	(291,889)
Change in unrealized gains (losses)	—	12,897,793	1,668,633	3,481,723	9,868,709
Increase (decrease) in net assets from operations	(10,580)	28,553,856	2,250,261	4,165,187	9,516,652
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	14,585	47,524	10,828	39,139	43,374
Benefits	(2,006,849)	(3,328,801)	(1,007,625)	(1,802,475)	(1,485,185)
Payments on termination	(4,917,516)	(6,582,964)	(1,663,954)	(3,825,001)	(3,593,911)
Contract maintenance charge	(124,006)	(222,374)	(49,295)	(108,161)	(103,012)
Transfers among the sub-accounts and with the
Fixed Account - net	6,610,252	(3,306,583)	(187,274)	922,890	(690,392)
Increase (decrease) in net assets from contract
transactions	(423,534)	(13,393,198)	(2,897,320)	(4,773,608)	(5,829,126)
INCREASE (DECREASE) IN NET ASSETS	(434,114)	15,160,658	(647,059)	(608,421)	3,687,526
NET ASSETS AT BEGINNING OF PERIOD	32,507,726	86,740,878	18,793,784	42,591,610	43,311,246
NET ASSETS AT END OF PERIOD	$32,073,612	$101,901,536	$18,146,725	$41,983,189	$46,998,772

UNITS OUTSTANDING
Units outstanding at beginning of period	3,490,230	7,651,947	813,312	2,450,417	3,400,224
Units issued	922,252	86,263	14,953	173,574	72,032
Units redeemed	(964,108)	(1,062,309)	(130,515)	(424,933)	(467,037)
Units outstanding at end of period	3,448,374	6,675,901	697,750	2,199,058	3,005,219
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Putnam VT	Putnam VT			Putnam VT
	International	Mortgage	Putnam VT	Putnam VT	Small Cap
	Value	Securities	Multi-Cap Core	Research	Growth
	Class IB	Class IB	Class IB	Class IB	Class IB
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$107,506	$77,367	$(124,628)	$(47,370)	$(47,008)
Net realized gains (losses)	39,148	(225,984)	6,118,327	4,010,327	365,920
Change in unrealized gains (losses)	1,176,926	1,198,250	4,932,722	1,276,074	633,502
Increase (decrease) in net assets from operations	1,323,580	1,049,633	10,926,421	5,239,031	952,414
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	5,969	8,740	12,898	18,811	600
Benefits	(214,666)	(249,335)	(1,581,734)	(822,962)	(42,712)
Payments on termination	(886,204)	(922,691)	(2,774,848)	(1,923,726)	(148,999)
Contract maintenance charge	(21,938)	(20,622)	(88,682)	(44,896)	(10,119)
Transfers among the sub-accounts and with the
Fixed Account - net	(298,114)	8,307	(1,178,681)	(509,672)	10,261
Increase (decrease) in net assets from contract
transactions	(1,414,953)	(1,175,601)	(5,611,047)	(3,282,445)	(190,969)
INCREASE (DECREASE) IN NET ASSETS	(91,373)	(125,968)	5,315,374	1,956,586	761,445
NET ASSETS AT BEGINNING OF PERIOD	7,775,007	9,647,014	38,963,966	17,870,747	2,727,053
NET ASSETS AT END OF PERIOD	$7,683,634	$9,521,046	$44,279,340	$19,827,333	$3,488,498

UNITS OUTSTANDING
Units outstanding at beginning of period	607,987	616,236	2,485,203	947,190	103,086
Units issued	17,126	29,812	13,742	18,084	5,246
Units redeemed	(120,620)	(107,008)	(315,329)	(165,334)	(10,858)
Units outstanding at end of period	504,493	539,040	2,183,616	799,940	97,474
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

		Putnam VT	Putnam VT	Templeton
	Putnam VT	Sustainable	Sustainable	Developing	Templeton
	Small Cap Value	Future	Leaders	Markets	Foreign
	Class IB	Class IB	Class IB	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$(211,301)	$(43,644)	$(672,438)	$(42,955)	$25,364
Net realized gains (losses)	755,124	1,303,363	13,618,008	52,025	(223,194)
Change in unrealized gains (losses)	4,559,709	69,449	7,695,076	1,373,811	3,375,702
Increase (decrease) in net assets from operations	5,103,532	1,329,168	20,640,646	1,382,881	3,177,872
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	8,045	806	65,880	5,138	40,544
Benefits	(749,708)	(228,653)	(1,817,361)	(63,630)	(1,177,940)
Payments on termination	(2,060,748)	(288,009)	(5,026,132)	(751,484)	(2,477,069)
Contract maintenance charge	(39,274)	(14,534)	(200,567)	(23,031)	(76,049)
Transfers among the sub-accounts and with the
Fixed Account - net	(1,154,688)	(305,028)	(3,362,093)	(170,446)	159,332
Increase (decrease) in net assets from contract
transactions	(3,996,373)	(835,418)	(10,340,273)	(1,003,453)	(3,531,182)
INCREASE (DECREASE) IN NET ASSETS	1,107,159	493,750	10,300,373	379,428	(353,310)
NET ASSETS AT BEGINNING OF PERIOD	24,085,830	5,023,094	63,087,131	6,039,389	31,544,563
NET ASSETS AT END OF PERIOD	$25,192,989	$5,516,844	$73,387,504	$6,418,817	$31,191,253

UNITS OUTSTANDING
Units outstanding at beginning of period	903,303	163,949	3,769,434	189,876	1,860,561
Units issued	22,563	5,945	29,929	9,642	103,049
Units redeemed	(155,802)	(29,717)	(527,201)	(37,023)	(300,896)
Units outstanding at end of period	770,064	140,177	3,272,162	162,495	1,662,714
See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31, 2019

	Templeton	Templeton
	Global Bond	Growth
	VIP Class 2	VIP Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income (loss)	$49,481	$6,102
Net realized gains (losses)	(2,218)	80,152
Change in unrealized gains (losses)	(43,056)	(28,183)
Increase (decrease) in net assets from operations	4,207	58,071
INCREASE (DECREASE) IN NET ASSETS
FROM CONTRACT TRANSACTIONS
Deposits	—	—
Benefits	(18,769)	(6,444)
Payments on termination	(25,168)	(61,376)
Contract maintenance charge	(1,263)	(225)
Transfers among the sub-accounts and with the
Fixed Account - net	8,800	2,041
Increase (decrease) in net assets from contract
transactions	(36,400)	(66,004)
INCREASE (DECREASE) IN NET ASSETS	(32,193)	(7,933)
NET ASSETS AT BEGINNING OF PERIOD	885,577	458,403
NET ASSETS AT END OF PERIOD	$853,384	$450,470

UNITS OUTSTANDING
Units outstanding at beginning of period	31,543	21,987
Units issued	923	111
Units redeemed	(2,087)	(3,000)
Units outstanding at end of period	30,379	19,098

See notes to financial statements.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

1. Organization
Allstate Financial Advisors Separate Account I (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company (“ALIC”). The assets of the Account are legally segregated from those of ALIC. ALIC is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). On June 1, 2006, ALIC completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc. (“Prudential”). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance agreements do not extinguish ALIC’s contractual obligations to the contractholders. ALIC continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to ALIC.
ALIC issued the following variable annuity contracts through the Account (collectively the “Contracts”). The Account accepts additional deposits from existing contractholders, but is closed to new contractholders.
AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal)
AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity Series (Base, Advantage, Extra, and Ultra)
Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, and Apex)
Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity
Absent any Contract provisions wherein ALIC contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios ("Fund" or "Funds") in which they invest:

Alliance Bernstein VPS Growth & Income Class B	AST AQR Large-Cap*
Alliance Bernstein VPS International Value Class B	AST Balanced Asset Allocation
Alliance Bernstein VPS Large Cap Growth Class B	AST BlackRock Global Strategies
Alliance Bernstein VPS Small/Mid Value Class B	AST BlackRock Low Duration Bond
American Century VP Balanced Class I**	AST BlackRock/Loomis Sayles Bond
American Century VP International Class I	AST Bond Portfolio 2019*
AST Academic Strategies Asset Allocation	AST Bond Portfolio 2020*
AST Advanced Strategies	AST Bond Portfolio 2021**
AST AllianzGI World Trends	AST Bond Portfolio 2022
AST AQR Emerging Markets Equity*	AST Bond Portfolio 2023

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

AST Bond Portfolio 2024	AST Western Asset Emerging Markets Debt**
AST Bond Portfolio 2025**	BNY Mellon Stock Index Fund, Inc.
AST Bond Portfolio 2026	BNY Mellon Sustainable U.S. Equity Portfolio, Inc
AST Bond Portfolio 2027**	BNY Mellon VIF Government Money Market
AST Bond Portfolio 2028**	BNY Mellon VIF Growth and Income Initial Shares
AST Bond Portfolio 2029**	DWS Bond VIP Class A
AST Bond Portfolio 2030	DWS Capital Growth VIP Class A
AST Bond Portfolio 2031*	DWS Core Equity VIP Class A
AST Capital Growth Asset Allocation	DWS CROCI® International VIP Class A
AST ClearBridge Dividend Growth**	DWS Global Income Builder VIP Class A
AST Cohen & Steers Global Realty	DWS Global Small Cap VIP Class A
AST Cohen & Steers Realty	DWS Government Money Market VIP Class A
AST Emerging Markets Equity*	DWS Small Mid Cap Growth VIP Class A
AST Fidelity Institutional AMSM Quantitative	Federated Hermes Government Money Fund II*
AST Goldman Sachs Multi-Asset	Fidelity VIP Asset Manager: Growth Service Class 2**
AST Goldman Sachs Small-Cap Value	Fidelity VIP Contrafund Initial Class
AST Government Money Market	Fidelity VIP Contrafund Service Class 2
AST High Yield	Fidelity VIP Equity-Income Initial Class
AST Hotchkis & Wiley Large-Cap Value	Fidelity VIP Equity-Income Service Class 2
AST International Growth	Fidelity VIP Freedom 2010 Service Class 2
AST International Value	Fidelity VIP Freedom 2020 Service Class 2
AST Investment Grade Bond	Fidelity VIP Freedom 2030 Service Class 2
AST J.P. Morgan Global Thematic	Fidelity VIP Freedom Income Service Class 2
AST J.P. Morgan International Equity	Fidelity VIP Government Money Market Initial Class
AST J.P. Morgan Strategic Opportunities	Fidelity VIP Government Money Market Service Class 2
AST Jennison Large-Cap Growth**	Fidelity VIP Growth & Income Service Class 2
AST Large-Cap Core*,**	Fidelity VIP Growth Initial Class
AST Loomis Sayles Large-Cap Growth	Fidelity VIP Growth Opportunities Service Class 2
AST MFS Global Equity	Fidelity VIP Growth Service Class 2
AST MFS Growth	Fidelity VIP High Income Initial Class
AST MFS Growth Allocation**	Fidelity VIP High Income Service Class 2
AST MFS Large-Cap Value**	Fidelity VIP Index 500 Initial Class
AST Mid-Cap Growth	Fidelity VIP Index 500 Service Class 2
AST Neuberger Berman/LSV Mid-Cap Value	Fidelity VIP Investment Grade Bond Initial Class
AST Preservation Asset Allocation	Fidelity VIP Investment Grade Bond Service Class 2
AST Prudential Core Bond**	Fidelity VIP Mid Cap Service Class 2
AST Prudential Growth Allocation	Fidelity VIP Overseas Initial Class
AST QMA US Equity Alpha	Fidelity VIP Overseas Service Class 2
AST Quantitative Modeling**	Franklin Flex Cap Growth VIP Class 2
AST Small-Cap Growth	Franklin Growth and Income VIP Class 2
AST Small-Cap Growth Opportunities	Franklin Income VIP Class 2
AST Small-Cap Value	Franklin Large Cap Growth VIP Class 2
AST T. Rowe Price Asset Allocation	Franklin Mutual Global Discovery VIP Class 2
AST T. Rowe Price Large-Cap Growth	Franklin Mutual Shares VIP Class 2
AST T. Rowe Price Large-Cap Value	Franklin Small Cap Value VIP Class 2
AST T. Rowe Price Natural Resources	Franklin Small-Mid Cap Growth VIP Class 2
AST Templeton Global Bond*	Franklin U.S. Government Securities VIP Class 2
AST WEDGE Capital Mid-Cap Value	Goldman Sachs VIT International Equity Insights Institutional Shares**
AST Wellington Management Hedged Equity	Goldman Sachs VIT Large Cap Value Institutional Shares
AST Western Asset Core Plus Bond	Goldman Sachs VIT Mid Cap Value Institutional Shares

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	Invesco V.I. Mid Cap Core Equity Series I
Goldman Sachs VIT Strategic Growth Institutional Shares	Invesco V.I. Mid Cap Core Equity Series II
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	Invesco V.I. Mid Cap Growth Series I*
Invesco Oppenheimer V.I. Capital Appreciation Series I*	Invesco V.I. Mid Cap Growth Series II*
Invesco Oppenheimer V.I. Capital Appreciation Series II*	Invesco V.I. S&P 500 Index Series I
Invesco Oppenheimer V.I. Conservative Balanced Series I*	Invesco V.I. S&P 500 Index Series II
Invesco Oppenheimer V.I. Conservative Balanced Series II*	Invesco V.I. Technology Series I
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I*	Invesco V.I. Technology Series II
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II*	Invesco V.I. Value Opportunities Series I
Invesco Oppenheimer V.I. Global Series I*	Invesco V.I. Value Opportunities Series II
Invesco Oppenheimer V.I. Global Series II*	Janus Henderson VIT Forty Institutional Shares
Invesco Oppenheimer V.I. Global Strategic Income Series I*	Janus Henderson VIT Global Research Service Shares**
Invesco Oppenheimer V.I. Global Strategic Income Series II*	Janus Henderson VIT Overseas Service Shares**
Invesco Oppenheimer V.I. International Growth Series II*,**	Lazard Retirement Series Emerging Market Equity Service Shares
Invesco Oppenheimer V.I. Main Street Series I*	Legg Mason Partners Clearbridge Variable Large Cap Value Class I
Invesco Oppenheimer V.I. Main Street Series II*	Lord Abbet Bond Debenture*
Invesco Oppenheimer V.I. Main Street Small Cap Series I*	Lord Abbet Fundamental Equity
Invesco Oppenheimer V.I. Main Street Small Cap Series II*	Lord Abbet Growth and Income
Invesco Oppenheimer V.I. Total Return Bond Series I*	Lord Abbet Growth Opportunities
Invesco Oppenheimer V.I. Total Return Bond Series II*	Lord Abbet Mid Cap Stock
Invesco V.I. American Franchise Series I	MFS VIT Growth Initial Class
Invesco V.I. American Franchise Series II	MFS VIT Growth Service Class
Invesco V.I. American Value Series I	MFS VIT High Yield Initial Class
Invesco V.I. American Value Series II	MFS VIT Investors Trust Initial Class
Invesco V.I. Comstock Series I	MFS VIT Investors Trust Service Class
Invesco V.I. Comstock Series II	MFS VIT New Discovery Initial Class
Invesco V.I. Core Equity Series I	MFS VIT New Discovery Service Class
Invesco V.I. Core Equity Series II	MFS VIT Research Initial Class
Invesco V.I. Core Plus Bond Series I	MFS VIT Research Service Class
Invesco V.I. Core Plus Bond Series II	MFS VIT Total Return Bond Initial Class
Invesco V.I. Diversified Dividend Series I	MFS VIT Utilities Initial Class
Invesco V.I. Diversified Dividend Series II	MFS VIT Utilities Service Class
Invesco V.I. Equity and Income Series I	Morgan Stanley VIF Core Plus Fixed Income Class I
Invesco V.I. Equity and Income Series II	Morgan Stanley VIF Discovery Class I
Invesco V.I. Global Core Equity Series I	Morgan Stanley VIF Discovery Class II
Invesco V.I. Global Core Equity Series II	Morgan Stanley VIF Emerging Markets Debt Class II
Invesco V.I. Government Money Market Series I	Morgan Stanley VIF Emerging Markets Equity Class I
Invesco V.I. Government Money Market Series II	Morgan Stanley VIF Emerging Markets Equity Class II
Invesco V.I. Government Securities Series I	Morgan Stanley VIF Global Franchise Class II
Invesco V.I. Government Securities Series II	Morgan Stanley VIF Global Infrastructure Class I
Invesco V.I. Growth and Income Series II	Morgan Stanley VIF Global Infrastructure Class II
Invesco V.I. High Yield Series I	Morgan Stanley VIF Global Strategist Class I
Invesco V.I. High Yield Series II	Morgan Stanley VIF Global Strategist Class II
Invesco V.I. International Growth Series I	Morgan Stanley VIF Growth Class I
Invesco V.I. International Growth Series II	Morgan Stanley VIF Growth Class II
Invesco V.I. Managed Volatility Series I	Morgan Stanley VIF U.S. Real Estate Class I
Invesco V.I. Managed Volatility Series II	Morgan Stanley VIF U.S. Real Estate Class II

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Morgan Stanley VIS Income Plus Class X Shares	Putnam VT Emerging Markets Equity Fund Class IB*
Morgan Stanley VIS Income Plus Class Y Shares	Putnam VT Equity Income Class IB
Neuberger Berman AMT Mid Cap Growth Class I	Putnam VT George Putnam Balanced Class IB
Neuberger Berman AMT Sustainable Equity Class I*	Putnam VT Global Asset Allocation Class IB
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	Putnam VT Global Equity Class IB
PIMCO VIT Emerging Markets Bond Advisor Class	Putnam VT Global Health Care Class IB
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	Putnam VT Government Money Market Class IB
PIMCO VIT Real Return Advisor Class	Putnam VT Growth Opportunities Class IB
PIMCO VIT Total Return Advisor Class	Putnam VT High Yield Class IB
PIMCO VIT Total Return Institutional Class	Putnam VT Income Class IB
Profund VP Consumer Goods**	Putnam VT International Equity Class IB
ProFund VP Consumer Services**	Putnam VT International Value Class IB
ProFund VP Financials**	Putnam VT Mortgage Securities Class IB
ProFund VP Health Care**	Putnam VT Multi-Cap Core Class IB
ProFund VP Industrials**	Putnam VT Research Class IB
ProFund VP Large-Cap Growth**	Putnam VT Small Cap Growth Class IB
ProFund VP Large-Cap Value**	Putnam VT Small Cap Value Class IB
ProFund VP Mid-Cap Growth**	Putnam VT Sustainable Future Class IB
ProFund VP Mid-Cap Value**	Putnam VT Sustainable Leaders Class IB
ProFund VP Real Estate**	Rydex VT NASDAQ-100®**
ProFund VP Small-Cap Growth**	Templeton Developing Markets VIP Class 2
ProFund VP Small-Cap Value**	Templeton Foreign VIP Class 2
ProFund VP Telecommunications**	Templeton Global Bond VIP Class 2
ProFund VP Utilities**	Templeton Growth VIP Class 2
Putnam VT Diversified Income Class IB	AST Global Bond*

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
(**) Sub-account was available, but had no net assets as of December 31, 2020.

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 5). Contractholders’ interests consist of units of the sub-account. The accompanying financial statements include only contractholders’ purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders’ deposits are included in the ALIC general account assets and earn a fixed rate of return.
A contractholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacts the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.
Subsequent Event - On January 26, 2021, The Allstate Corporation announced it had entered into an agreement to sell ALIC and certain affiliates, including the Account, to Antelope US Holdings Company, a Delaware corporation and an affiliate of an investment fund associated with The Blackstone Group Inc. (the “Transaction”). The Transaction is expected to close in the second half of 2021, subject to regulatory approvals and other customary closing conditions.

2. Portfolio Changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2020.
The following sub-account was opened during the year ended December 31, 2020:

Date:	Fund Name:
January 2, 2020	AST Bond Portfolio 2031
November 13, 2020	AST Global Bond

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 30, 2020	Invesco V.I. Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
April 30, 2020	Invesco V.I. Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
November 13, 2020	AST Templeton Global Bond	AST Global Bond

The following sub-accounts were closed during the year ended December 31, 2020:

Date:	Fund name:
January 2, 2020	AST Bond Portfolio 2019
August 14, 2020	AST AQR Emerging Markets Equity
August 14, 2020	AST AQR Large-Cap
December 31, 2020	AST Bond Portfolio 2020

The following sub-account changes occurred during the year ended December 31, 2020:

New fund name:	Old fund name:
AST Emerging Markets Equity	AST Parametric Emerging Markets Equity
AST Large-Cap Core	AST QMA Large-Cap
Federated Hermes Government Money Fund II	Federated Government Money Fund II
Invesco Oppenheimer V.I. Capital Appreciation Series I	Invesco Oppenheimer V.I. Capital Appreciation Non-Service Shares
Invesco Oppenheimer V.I. Capital Appreciation Series II	Invesco Oppenheimer V.I. Capital Appreciation Service Shares
Invesco Oppenheimer V.I. Conservative Balanced Series I	Invesco Oppenheimer V.I. Conservative Balance Non-Service Shares
Invesco Oppenheimer V.I. Conservative Balanced Series II	Invesco Oppenheimer V.I. Conservative Balance Service Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Non-Service Shares
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Service Shares

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

New fund name:	Old fund name:
Invesco Oppenheimer V.I. Global Series I	Invesco Oppenheimer V.I. Global Non-Service Shares
Invesco Oppenheimer V.I. Global Series II	Invesco Oppenheimer V.I. Global Service Shares
Invesco Oppenheimer V.I. Global Strategic Income Series I	Invesco Oppenheimer V.I. Global Strategic Income Non-Service Shares
Invesco Oppenheimer V.I. Global Strategic Income Series II	Invesco Oppenheimer V.I. Global Strategic Income Service Shares
Invesco Oppenheimer V.I. International Growth Series II	Invesco Oppenheimer V.I. International Growth Service Shares
Invesco Oppenheimer V.I. Main Street Series I	Invesco Oppenheimer V.I. Main Street Non-Service Shares
Invesco Oppenheimer V.I. Main Street Series II	Invesco Oppenheimer V.I. Main Street Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series I	Invesco Oppenheimer V.I. Main Street Small Cap Non-Service Shares
Invesco Oppenheimer V.I. Main Street Small Cap Series II	Invesco Oppenheimer V.I. Main Street Small Cap Service Shares
Invesco Oppenheimer V.I. Total Return Bond Series I	Invesco Oppenheimer V.I. Total Return Bond Non-Service Shares
Invesco Oppenheimer V.I. Total Return Bond Series II	Invesco Oppenheimer V.I. Total Return Bond Service Shares
Lord Abbet Bond Debenture	Lord Abbet Bond-Debenture
Neuberger Berman AMT Sustainable Equity Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
Putnam VT Emerging Markets Equity Fund Class IB	Putnam VT International Growth Class IB

The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2019.

The following sub-account was opened during the year ended December 31, 2019:

Date:	Fund Name:
January 2, 2019	AST Bond Portfolio 2030

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date. Accordingly, the cost basis of the respective sub-account’s investments received from the underlying Merged from sub-account were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes. The Merged from sub-account ceases operations from the effective merger date.

Date:	Merged from:	Merged to:
April 26, 2019	Alliance Bernstein VPS Growth Class B	Alliance Bernstein VPS Growth & Income Class B
April 26, 2019	Alliance Bernstein VPS Value Class B	Alliance Bernstein VPS Large Cap Growth Class B
April 26, 2019	Morgan Stanley VIS Multi Cap Growth Class X Shares	Morgan Stanley VIF Growth Class I
April 26, 2019	Morgan Stanley VIS Multi Cap Growth Class Y Shares	Morgan Stanley VIF Growth Class II
April 29, 2019	AST Goldman Sachs Large-Cap Value	AST T. Rowe Price Large-Cap Value
April 30, 2019	Neuberger Berman AMT Guardian Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
April 30, 2019	Neuberger Berman AMT Large Cap Value Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
June 14, 2019	Putnam VT Global Utilities Class IB	Putnam VT Global Equity Class IB

3. Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of ALIC. ALIC is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020 and believes that the unrecognized tax benefits balance will not materially change within the next twelve months.
Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date of the financial statements and reported amounts of increases and decreases in net assets resulting from operations. Actual results could differ from those estimates.
Contracts in payout (annuitization) period - Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables, depending on the annuitization date. The assumed investment return varies by contract but falls within a minimum of 3.00% and a 6.00% maximum.The mortality risk is fully borne by ALIC and may result in additional amounts being transferred into the Account by ALIC to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from ALIC but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to ALIC. A payable is established for amounts payable to ALIC from the sub-accounts but not yet paid. The changes in mortality risks are included in “Benefits” on the Statements of Changes in Net Assets and in “Contracts in payout (annuitization) period” in the Statement of Net Assets.

4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following:
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active; or
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund’s managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

5. Expenses
Withdrawal Charge - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.50% to 9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. These amounts are included in "Payments on termination" in the Statement of Changes in Net Assets, but are remitted to ALIC. The Preferred Client Variable Annuity does not assess a withdrawal charge.
Mortality and Expense Risk Charge - ALIC assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the Contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the Contracts. ALIC guarantees that the amount of this charge will not increase over the lives of the Contracts. At the contractholder’s discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.
Administrative Expense Charge - ALIC deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in unit values and reported on the Statement of Operations.
Contract Maintenance Charge - ALIC deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the lives of the Contracts. This charge will be waived if certain conditions are met. ALIC deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statements of Changes in Net Assets.

6. Purchases of Investments

The cost of investments purchased during the year ended December 31, 2020 was as follows:

Purchases
Alliance Bernstein VPS Growth & Income Class B	$4,136,185
Alliance Bernstein VPS International Value Class B	480,606
Alliance Bernstein VPS Large Cap Growth Class B	3,747,888
Alliance Bernstein VPS Small/Mid Value Class B	706,821
American Century VP International Class I	139
AST Academic Strategies Asset Allocation	967,197
AST Advanced Strategies	355,349
AST AllianzGI World Trends	322,941
AST Balanced Asset Allocation	572,732
AST BlackRock Low Duration Bond	4,313
AST BlackRock/Loomis Sayles Bond	16,392
AST Bond Portfolio 2022	3,514
AST Bond Portfolio 2030	501,291
AST Bond Portfolio 2031*	18,144
AST Capital Growth Asset Allocation	444,954
AST Cohen & Steers Realty	79
AST Fidelity Institutional AMSM Quantitative	324,824
AST Goldman Sachs Multi-Asset	117,821
AST Government Money Market	557,840
AST High Yield	2,815
AST Investment Grade Bond	6,632,340
AST J.P. Morgan Global Thematic	24,272
AST J.P. Morgan Strategic Opportunities	320,821

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
AST Loomis Sayles Large-Cap Growth	$72
AST MFS Growth Allocation	183
AST Mid-Cap Growth	452
AST Neuberger Berman/LSV Mid-Cap Value	373
AST Preservation Asset Allocation	511,403
AST Prudential Growth Allocation	4,785,454
AST QMA US Equity Alpha	619
AST Small-Cap Growth	9,100
AST Small-Cap Growth Opportunities	486
AST Small-Cap Value	157
AST T. Rowe Price Asset Allocation	1,308,711
AST T. Rowe Price Large-Cap Growth	452
AST T. Rowe Price Large-Cap Value	157
AST T. Rowe Price Natural Resources	313
AST Templeton Global Bond*	78
AST Wellington Management Hedged Equity	43,210
AST Western Asset Core Plus Bond	4,132
BNY Mellon Stock Index Fund, Inc.	17,873
BNY Mellon Sustainable U.S. Equity Portfolio, Inc	294
BNY Mellon VIF Government Money Market	938
BNY Mellon VIF Growth and Income Initial Shares	1,561
DWS Bond VIP Class A	13,864
DWS Capital Growth VIP Class A	156,883
DWS Core Equity VIP Class A	32,234
DWS CROCI® International VIP Class A	8,214
DWS Global Income Builder VIP Class A	178,264
DWS Global Small Cap VIP Class A	23,872
DWS Government Money Market VIP Class A	26,846
DWS Small Mid Cap Growth VIP Class A	50,920
Federated Hermes Government Money Fund II*	38,194
Fidelity VIP Contrafund Initial Class	239,653
Fidelity VIP Contrafund Service Class 2	1,245,312
Fidelity VIP Equity-Income Initial Class	32,071
Fidelity VIP Equity-Income Service Class 2	40,110
Fidelity VIP Freedom 2010 Service Class 2	336,271
Fidelity VIP Freedom 2020 Service Class 2	401,894
Fidelity VIP Freedom 2030 Service Class 2	181,503
Fidelity VIP Freedom Income Service Class 2	26,152
Fidelity VIP Government Money Market Initial Class	8,048,727
Fidelity VIP Government Money Market Service Class 2	11,295,218
Fidelity VIP Growth & Income Service Class 2	537,942
Fidelity VIP Growth Initial Class	688,431
Fidelity VIP Growth Opportunities Service Class 2	268,729
Fidelity VIP Growth Service Class 2	14,515
Fidelity VIP High Income Initial Class	17,255
Fidelity VIP High Income Service Class 2	290,987
Fidelity VIP Index 500 Initial Class	237,669
Fidelity VIP Index 500 Service Class 2	636,723
Fidelity VIP Investment Grade Bond Initial Class	27,279
Fidelity VIP Investment Grade Bond Service Class 2	83
Fidelity VIP Mid Cap Service Class 2	388,850
Fidelity VIP Overseas Initial Class	12,039
Fidelity VIP Overseas Service Class 2	79
Franklin Flex Cap Growth VIP Class 2	202,901

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Franklin Growth and Income VIP Class 2	$4,172,020
Franklin Income VIP Class 2	5,059,180
Franklin Large Cap Growth VIP Class 2	2,324,310
Franklin Mutual Global Discovery VIP Class 2	1,013,518
Franklin Mutual Shares VIP Class 2	3,332,082
Franklin Small Cap Value VIP Class 2	1,895,890
Franklin Small-Mid Cap Growth VIP Class 2	115,086
Franklin U.S. Government Securities VIP Class 2	1,621,123
Goldman Sachs VIT Large Cap Value Institutional Shares	110,239
Goldman Sachs VIT Mid Cap Value Institutional Shares	93,436
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	179,378
Goldman Sachs VIT Strategic Growth Institutional Shares	438
Goldman Sachs VIT U.S. Equity Insights Institutional Shares	234,991
Invesco Oppenheimer V.I. Capital Appreciation Series I*	629,295
Invesco Oppenheimer V.I. Capital Appreciation Series II*	2,390,497
Invesco Oppenheimer V.I. Conservative Balanced Series I*	57,480
Invesco Oppenheimer V.I. Conservative Balanced Series II*	493,564
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I*	5,469,239
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II*	7,271,932
Invesco Oppenheimer V.I. Global Series I*	126,365
Invesco Oppenheimer V.I. Global Series II*	376,788
Invesco Oppenheimer V.I. Global Strategic Income Series I*	92,325
Invesco Oppenheimer V.I. Global Strategic Income Series II*	2,767,679
Invesco Oppenheimer V.I. Main Street Series I*	127,709
Invesco Oppenheimer V.I. Main Street Series II*	3,386,057
Invesco Oppenheimer V.I. Main Street Small Cap Series I*	40,500
Invesco Oppenheimer V.I. Main Street Small Cap Series II*	656,957
Invesco Oppenheimer V.I. Total Return Bond Series I*	159,261
Invesco Oppenheimer V.I. Total Return Bond Series II*	1,676,387
Invesco V.I. American Franchise Series I	9,186,428
Invesco V.I. American Franchise Series II	2,598,872
Invesco V.I. American Value Series I	1,259,283
Invesco V.I. American Value Series II	1,148,912
Invesco V.I. Comstock Series I	1,757,049
Invesco V.I. Comstock Series II	4,546,368
Invesco V.I. Core Equity Series I	14,141,277
Invesco V.I. Core Equity Series II	226,728
Invesco V.I. Core Plus Bond Series I	1,630,680
Invesco V.I. Core Plus Bond Series II	8,473
Invesco V.I. Diversified Dividend Series I	7,518,611
Invesco V.I. Diversified Dividend Series II	2,028,290
Invesco V.I. Equity and Income Series I	1,948,259
Invesco V.I. Equity and Income Series II	2,281,352
Invesco V.I. Global Core Equity Series I	510,411
Invesco V.I. Global Core Equity Series II	350,830
Invesco V.I. Government Money Market Series I	1,825,540
Invesco V.I. Government Money Market Series II	2,701
Invesco V.I. Government Securities Series I	1,560,687
Invesco V.I. Government Securities Series II	4,850
Invesco V.I. Growth and Income Series II	2,427,230
Invesco V.I. High Yield Series I	939,417
Invesco V.I. High Yield Series II	501,430
Invesco V.I. International Growth Series I	1,042,282
Invesco V.I. International Growth Series II	96,570

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
Invesco V.I. Managed Volatility Series I	$268,809
Invesco V.I. Managed Volatility Series II	2,137
Invesco V.I. Mid Cap Core Equity Series I	1,458,938
Invesco V.I. Mid Cap Core Equity Series II	159,812
Invesco V.I. Mid Cap Growth Series I*	1,696,354
Invesco V.I. Mid Cap Growth Series II*	1,995,002
Invesco V.I. S&P 500 Index Series I	4,366,770
Invesco V.I. S&P 500 Index Series II	5,414,563
Invesco V.I. Technology Series I	1,299,772
Invesco V.I. Technology Series II	469
Invesco V.I. Value Opportunities Series I	314,201
Invesco V.I. Value Opportunities Series II	303,402
Janus Henderson VIT Forty Institutional Shares	15
Lazard Retirement Series Emerging Market Equity Service Shares	62
Legg Mason Partners Clearbridge Variable Large Cap Value Class I	282
Lord Abbet Bond Debenture*	949,432
Lord Abbet Fundamental Equity	101,639
Lord Abbet Growth and Income	252,308
Lord Abbet Growth Opportunities	719,168
Lord Abbet Mid Cap Stock	537,765
MFS VIT Growth Initial Class	117,994
MFS VIT Growth Service Class	4,282
MFS VIT High Yield Initial Class	10,211
MFS VIT Investors Trust Initial Class	185,793
MFS VIT Investors Trust Service Class	13,924
MFS VIT New Discovery Initial Class	306,441
MFS VIT New Discovery Service Class	19,707
MFS VIT Research Initial Class	24,477
MFS VIT Research Service Class	1,678
MFS VIT Total Return Bond Initial Class	698,099
MFS VIT Utilities Initial Class	9,336
MFS VIT Utilities Service Class	24,187
Morgan Stanley VIF Core Plus Fixed Income Class I	15,223
Morgan Stanley VIF Discovery Class I	3,432,399
Morgan Stanley VIF Discovery Class II	2,560,553
Morgan Stanley VIF Emerging Markets Debt Class II	559,314
Morgan Stanley VIF Emerging Markets Equity Class I	772,045
Morgan Stanley VIF Emerging Markets Equity Class II	204,552
Morgan Stanley VIF Global Franchise Class II	2,999,963
Morgan Stanley VIF Global Infrastructure Class I	1,812,437
Morgan Stanley VIF Global Infrastructure Class II	470,738
Morgan Stanley VIF Global Strategist Class I	4,743,174
Morgan Stanley VIF Global Strategist Class II	1,444,341
Morgan Stanley VIF Growth Class I	43,341,950
Morgan Stanley VIF Growth Class II	10,789,941
Morgan Stanley VIF U.S. Real Estate Class I	917,857
Morgan Stanley VIF U.S. Real Estate Class II	3,016,008
Morgan Stanley VIS Income Plus Class X Shares	4,080,949
Morgan Stanley VIS Income Plus Class Y Shares	4,577,733
Neuberger Berman AMT Mid Cap Growth Class I	81
Neuberger Berman AMT Sustainable Equity Class I*	1,360
PIMCO VIT CommodityRealReturn® Strategy Advisor Class	47,493
PIMCO VIT Emerging Markets Bond Advisor Class	32,468
PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class	121

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Purchases
PIMCO VIT Real Return Advisor Class	$347,465
PIMCO VIT Total Return Advisor Class	1,546,862
PIMCO VIT Total Return Institutional Class	15
Putnam VT Diversified Income Class IB	1,749,829
Putnam VT Emerging Markets Equity Fund Class IB*	385,201
Putnam VT Equity Income Class IB	14,732,446
Putnam VT George Putnam Balanced Class IB	5,215,085
Putnam VT Global Asset Allocation Class IB	2,395,178
Putnam VT Global Equity Class IB	447,197
Putnam VT Global Health Care Class IB	2,291,096
Putnam VT Government Money Market Class IB	19,072,972
Putnam VT Growth Opportunities Class IB	8,585,736
Putnam VT High Yield Class IB	1,603,932
Putnam VT Income Class IB	7,296,952
Putnam VT International Equity Class IB	2,459,471
Putnam VT International Value Class IB	615,889
Putnam VT Mortgage Securities Class IB	1,415,437
Putnam VT Multi-Cap Core Class IB	2,528,688
Putnam VT Research Class IB	2,942,539
Putnam VT Small Cap Growth Class IB	209,004
Putnam VT Small Cap Value Class IB	1,640,173
Putnam VT Sustainable Future Class IB	490,779
Putnam VT Sustainable Leaders Class IB	8,529,921
Templeton Developing Markets VIP Class 2	673,533
Templeton Foreign VIP Class 2	3,234,378
Templeton Global Bond VIP Class 2	115,940
Templeton Growth VIP Class 2	34,558
AST Global Bond *	19,244

(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.

7. Financial Highlights
ALIC offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and unit values which in turn result in various expense and total return ratios.
In the table below, the units, the range of lowest to highest unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios, and the ranges of total returns are presented for each of the sub-accounts. Only rider options within each sub-account that had units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

Items in the following table are notated as follows:
*    Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the sub-account during the period or the net asset value at the beginning and end of the period is zero.
** Expense Ratio - These amounts represent the range of annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period unit value or the unit value on the effective date.

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Alliance Bernstein VPS Growth & Income Class B
2020	1,309	$26.18	-	35.17	$33,922	1.34%	0.70	-	2.59%	(0.16)	-	1.76%
2019	1,477	26.22	-	34.57	38,043	1.02	0.70	-	2.59	20.43	-	22.75
2018	1,654	21.77	-	28.16	35,050	0.73	0.70	-	2.59	(8.28)	-	(6.51)
2017	1,895	23.74	-	30.12	43,475	1.22	0.70	-	2.59	15.55	-	17.77
2016	2,154	20.55	-	25.57	42,440	0.77	0.70	-	2.59	8.20	-	10.30

Alliance Bernstein VPS International Value Class B
2020	460	9.18	-	11.29	4,837	1.55	1.29	-	2.59	(0.42)	-	0.89
2019	513	9.22	-	11.19	5,379	0.79	1.29	-	2.59	13.79	-	15.29
2018	575	8.10	-	9.71	5,251	1.09	1.29	-	2.59	(24.97)	-	(23.98)
2017	595	10.79	-	12.77	7,190	1.82	1.29	-	2.59	21.88	-	23.49
2016	784	8.86	-	10.34	7,726	1.03	1.29	-	2.59	(3.36)	-	(2.07)

Alliance Bernstein VPS Large Cap Growth Class B
2020	1,182	33.03	-	45.24	35,858	—	0.70	-	2.59	31.67	-	34.20
2019	1,359	24.61	-	34.36	31,261	—	0.70	-	2.59	30.91	-	33.43
2018	815	18.44	-	26.25	13,146	—	0.70	-	2.59	(0.32)	-	1.61
2017	935	18.15	-	26.33	15,075	—	0.70	-	2.59	28.29	-	30.76
2016	1,099	13.88	-	20.52	13,723	—	0.70	-	2.59	(0.29)	-	1.64

Alliance Bernstein VPS Small/Mid Value Class B
2020	180	33.38	-	42.17	6,994	0.79	1.29	-	2.59	0.40	-	1.73
2019	194	33.25	-	41.45	7,463	0.32	1.29	-	2.59	16.82	-	18.36
2018	227	28.46	-	35.02	7,427	0.22	1.29	-	2.59	(17.49)	-	(16.39)
2017	271	34.49	-	41.89	10,635	0.24	1.29	-	2.59	9.95	-	11.40
2016	305	31.37	-	37.60	10,817	0.34	1.29	-	2.59	21.57	-	23.19

American Century VP International Class I
2020	< 1	27.71	-	27.71	9	0.48	1.45	-	1.45	24.07	-	24.07
2019	< 1	22.33	-	22.33	7	0.86	1.45	-	1.45	26.57	-	26.57
2018	< 1	17.64	-	17.64	6	1.26	1.45	-	1.45	(16.45)	-	(16.45)
2017	< 1	21.12	-	21.12	7	0.87	1.45	-	1.45	29.32	-	29.32
2016	< 1	16.33	-	16.33	5	1.03	1.45	-	1.45	(6.86)	-	(6.86)

AST Academic Strategies Asset Allocation
2020	187	11.37	-	13.77	2,386	—	1.15	-	2.60	1.57	-	3.03
2019	196	11.20	-	13.37	2,324	—	1.15	-	2.60	13.11	-	14.73
2018	238	9.90	-	11.65	2,566	—	1.15	-	2.60	(10.48)	-	(9.19)
2017	335	11.06	-	12.83	4,015	—	1.15	-	2.60	9.74	-	11.31
2016	376	10.08	-	11.53	4,094	—	1.15	-	2.60	3.64	-	5.13

AST Advanced Strategies
2020	83	16.98	-	20.57	1,610	—	1.15	-	2.60	7.87	-	9.42
2019	83	15.74	-	18.80	1,432	—	1.15	-	2.60	18.77	-	20.47
2018	102	13.26	-	15.60	1,517	—	1.15	-	2.60	(8.29)	-	(6.96)
2017	139	14.45	-	16.77	2,211	—	1.15	-	2.60	13.97	-	15.60
2016	159	12.68	-	14.51	2,193	—	1.15	-	2.60	4.39	-	5.89

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST AllianzGI World Trends
2020	35	$14.22	-	17.14	$560	—%	1.15	-	2.65%	11.15	-	12.80%
2019	68	12.79	-	15.19	919	—	1.15	-	2.65	15.00	-	16.70
2018	67	11.12	-	13.02	816	—	1.15	-	2.65	(10.30)	-	(8.96)
2017	104	12.40	-	14.30	1,404	—	1.15	-	2.65	13.24	-	14.91
2016	108	10.95	-	12.44	1,280	—	1.15	-	2.65	2.11	-	3.62

AST Balanced Asset Allocation
2020	292	16.59	-	19.70	5,381	—	1.00	-	2.30	9.25	-	10.66
2019	320	15.18	-	17.80	5,313	—	1.00	-	2.30	16.73	-	18.23
2018	328	13.01	-	15.06	4,681	—	1.00	-	2.30	(7.09)	-	(5.88)
2017	454	14.00	-	16.00	6,947	—	1.00	-	2.30	12.33	-	13.77
2016	547	12.46	-	14.06	7,341	—	1.00	-	2.30	3.91	-	5.25

AST BlackRock Global Strategies
2020	< 1	14.17	-	14.17	2	—	1.55	-	1.55	3.14	-	3.14
2019	< 1	13.74	-	13.74	4	—	1.55	-	1.55	15.82	-	15.82
2018	< 1	11.38	-	11.86	4	—	1.55	-	2.10	(7.24)	-	(6.73)
2017	< 1	12.27	-	12.72	4	—	1.55	-	2.10	10.30	-	10.90
2016	2	11.47	-	11.47	20	—	1.55	-	1.55	5.33	-	5.33

AST BlackRock Low Duration Bond
2020	4	11.37	-	12.40	50	—	1.00	-	1.65	0.89	-	1.54
2019	4	11.27	-	12.21	48	—	1.00	-	1.65	2.92	-	3.58
2018	7	10.95	-	11.79	81	—	1.00	-	1.65	(0.90)	-	(0.26)
2017	9	11.05	-	11.82	98	—	1.00	-	1.65	0.05	-	0.70
2016	8	11.05	-	11.74	89	—	1.00	-	1.65	(0.01)	-	0.63

AST BlackRock/Loomis Sayles Bond
2020	6	15.05	-	16.41	92	—	1.00	-	1.65	5.62	-	6.30
2019	5	14.25	-	15.44	75	—	1.00	-	1.65	7.45	-	8.14
2018	5	13.27	-	14.28	71	—	1.00	-	1.65	(2.28)	-	(1.65)
2017	5	13.58	-	14.52	76	—	1.00	-	1.65	2.67	-	3.33
2016	6	13.22	-	14.05	79	—	1.00	-	1.65	2.54	-	3.20

AST Bond Portfolio 2019 (sub-account expired on January 2, 2020)
2020	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2019	—	12.95	-	12.95	—	—	2.00	-	2.00	(0.59)	-	(0.59)
2018	19	13.03	-	13.73	252	—	1.50	-	2.00	(1.42)	-	(0.93)
2017	23	13.21	-	13.86	313	—	1.50	-	2.00	(1.21)	-	(0.73)
2016	23	13.38	-	13.96	316	—	1.50	-	2.00	(0.54)	-	(0.05)

AST Bond Portfolio 2022
2020	40	12.41	-	13.03	510	—	1.50	-	2.00	2.95	-	3.45
2019	42	12.05	-	12.60	509	—	1.50	-	2.00	3.81	-	4.32
2018	24	11.70	-	12.08	291	—	1.50	-	1.90	(2.02)	-	(1.63)
2017	—	11.99	-	11.99	—	—	1.85	-	1.85	(0.27)	-	(0.27)
2016	12	12.02	-	12.02	147	—	1.85	-	1.85	(0.02)	-	(0.02)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Bond Portfolio 2023
2020	11	$11.31	-	11.31	$128	—%	1.50	-	1.50%	5.19	-	5.19%
2019	11	10.75	-	10.75	122	—	1.50	-	1.50	4.93	-	4.93
2018	11	10.24	-	10.24	116	—	1.50	-	1.50	(1.75)	-	(1.75)
2017	5	10.42	-	10.42	57	—	1.50	-	1.50	0.19	-	0.19
2016	5	10.40	-	10.40	57	—	1.50	-	1.50	0.40	-	0.40

AST Bond Portfolio 2024
2020	5	11.25	-	11.25	56	—	1.50	-	1.50	7.05	-	7.05
2019	5	10.51	-	10.51	52	—	1.50	-	1.50	6.36	-	6.36
2018	5	9.89	-	9.89	49	—	1.50	-	1.50	(2.12)	-	(2.12)
2017	5	10.10	-	10.10	50	—	1.50	-	1.50	0.18	-	0.18
2016	8	10.08	-	10.08	80	—	1.50	-	1.50	0.40	-	0.40

AST Bond Portfolio 2026
2020	12	11.66	-	11.66	144	—	1.50	-	1.50	9.04	-	9.04
2019	28	10.69	-	10.69	297	—	1.50	-	1.50	8.40	-	8.40
2018	44	9.67	-	9.86	432	—	1.50	-	2.00	(2.99)	-	(2.51)
2017	65	9.97	-	10.12	650	—	1.50	-	2.00	0.42	-	0.91
2016	80	9.93	-	10.03	794	—	1.50	-	2.00	0.08	-	0.57

AST Bond Portfolio 2027 (sub-account launched on January 4, 2016)
2020	—	11.72	-	11.72	—	—	1.50	-	1.50	10.21	-	10.21
2019	1	10.53	-	10.64	12	—	1.50	-	1.75	8.78	-	9.05
2018	6	9.61	-	9.75	54	—	1.50	-	2.00	(3.21)	-	(2.73)
2017	11	9.93	-	10.03	109	—	1.50	-	2.00	0.67	-	1.17
2016	34	9.86	-	9.91	333	—	1.50	-	2.00	(1.37)	-	(0.88)

AST Bond Portfolio 2029 (sub-account launched on January 3, 2018)
2020	—	12.20	-	12.29	—	—	1.50	-	1.75	14.29	-	14.57
2019	3	10.67	-	10.72	37	—	1.50	-	1.75	10.36	-	10.64
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2030 (sub-account launched on January 2, 2019)
2020	13	12.65	-	12.72	166	—	1.50	-	1.75	12.54	-	12.82
2019	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

AST Bond Portfolio 2031 (sub-account launched on January 2, 2020)
2020	1	11.15	-	11.15	13	—	1.50	-	1.50	11.54	-	11.54

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Capital Growth Asset Allocation
2020	191	$17.13	-	19.95	$3,588	—%	1.15	-	2.30%	10.87	-	12.13%
2019	228	15.46	-	17.79	3,722	—	1.15	-	2.30	19.50	-	20.86
2018	233	12.93	-	14.72	3,264	—	1.15	-	2.30	(8.34)	-	(7.29)
2017	334	14.18	-	15.88	4,985	—	1.15	-	2.25	15.30	-	16.55
2016	342	12.30	-	13.62	4,411	—	1.15	-	2.25	4.49	-	5.62

AST Cohen & Steers Global Realty
2020	< 1	15.10	-	15.10	2	—	1.65	-	1.65	(4.52)	-	(4.52)
2019	< 1	15.82	-	15.82	2	—	1.65	-	1.65	23.09	-	23.09
2018	< 1	12.85	-	13.53	2	—	1.15	-	1.65	(6.27)	-	(5.80)
2017	< 1	13.71	-	14.36	2	—	1.15	-	1.65	9.09	-	9.63
2016	< 1	12.57	-	13.10	2	—	1.15	-	1.65	(0.74)	-	(0.25)

AST Cohen & Steers Realty
2020	< 1	19.65	-	20.04	11	—	1.50	-	1.65	(4.42)	-	(4.28)
2019	< 1	20.56	-	20.94	12	—	1.50	-	1.65	29.08	-	29.28
2018	< 1	15.93	-	16.85	9	—	1.15	-	1.65	(6.31)	-	(5.84)
2017	1	17.00	-	17.90	10	—	1.15	-	1.65	4.52	-	5.04
2016	1	16.26	-	17.04	10	—	1.15	-	1.65	3.12	-	3.62

AST Emerging Markets Equity
2020	< 1	10.04	-	10.04	5	—	1.65	-	1.65	2.37	-	2.37
2019	< 1	9.81	-	9.81	5	—	1.65	-	1.65	11.51	-	11.51
2018	< 1	8.80	-	8.80	5	—	1.65	-	1.65	(15.45)	-	(15.45)
2017	1	10.40	-	10.90	6	—	1.15	-	1.65	24.33	-	24.94
2016	1	8.37	-	8.72	12	—	1.15	-	1.65	10.54	-	11.08

AST Fidelity Institutional AMSM Quantitative
2020	70	13.14	-	15.92	1,071	—	1.15	-	2.60	6.00	-	7.52
2019	77	12.40	-	14.80	1,094	—	1.15	-	2.60	16.96	-	18.63
2018	79	10.60	-	12.48	949	—	1.15	-	2.60	(10.10)	-	(8.80)
2017	98	11.79	-	13.68	1,298	—	1.15	-	2.60	13.52	-	15.15
2016	127	10.39	-	11.88	1,449	—	1.15	-	2.60	1.61	-	3.07

AST Goldman Sachs Multi-Asset
2020	31	14.03	-	15.80	467	—	1.15	-	2.10	6.72	-	7.73
2019	27	13.30	-	14.67	378	—	1.15	-	2.00	13.74	-	14.70
2018	27	11.69	-	12.79	339	—	1.15	-	2.00	(8.89)	-	(8.12)
2017	29	12.71	-	13.92	394	—	1.15	-	2.10	9.98	-	11.01
2016	38	11.56	-	12.54	457	—	1.15	-	2.10	2.32	-	4.06

AST Goldman Sachs Small-Cap Value
2020	< 1	25.04	-	25.04	2	—	1.65	-	1.65	0.77	-	0.77
2019	< 1	24.85	-	24.85	2	—	1.65	-	1.65	20.64	-	20.64
2018	< 1	20.60	-	20.60	2	—	1.65	-	1.65	(15.47)	-	(15.47)
2017	< 1	24.37	-	25.53	3	—	1.15	-	1.65	10.37	-	10.91
2016	< 1	22.08	-	23.02	9	—	1.15	-	1.65	22.30	-	22.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Government Money Market
2020	23	$8.33	-	9.32	$196	0.26%	1.15	-	2.00%	(1.74)	-	(0.91)%
2019	48	8.47	-	9.40	302	1.67	1.15	-	2.00	(0.31)	-	0.53
2018	28	8.50	-	9.35	237	1.24	1.15	-	2.00	(0.70)	-	0.14
2017	41	8.56	-	9.34	363	—	1.15	-	2.00	(1.62)	-	(0.80)
2016	51	8.70	-	9.55	458	—	1.00	-	2.00	(1.96)	-	(0.99)

AST High Yield
2020	2	18.65	-	19.03	33	—	1.00	-	1.15	1.47	-	1.62
2019	2	18.39	-	18.73	30	—	1.00	-	1.15	13.99	-	14.16
2018	2	16.13	-	16.41	27	—	1.00	-	1.15	(3.11)	-	(2.96)
2017	2	16.65	-	16.91	28	—	1.00	-	1.15	6.25	-	6.41
2016	2	15.16	-	15.89	28	—	1.00	-	1.15	13.69	-	14.25

AST Hotchkis & Wiley Large-Cap Value
2020	< 1	17.08	-	17.08	1	—	1.15	-	1.15	(0.87)	-	(0.87)
2019	< 1	17.23	-	17.23	1	—	1.15	-	1.15	28.05	-	28.05
2018	< 1	13.46	-	13.46	1	—	1.15	-	1.15	(15.13)	-	(15.13)
2017	< 1	15.86	-	15.86	1	—	1.15	-	1.15	17.84	-	17.84
2016	< 1	13.46	-	13.46	1	—	1.15	-	1.15	18.52	-	18.52

AST International Growth
2020	4	16.43	-	17.56	63	—	1.15	-	1.65	29.19	-	29.83
2019	4	12.72	-	13.53	49	—	1.15	-	1.65	29.96	-	30.61
2018	4	9.79	-	10.36	40	—	1.15	-	1.65	(14.75)	-	(14.32)
2017	4	11.48	-	12.09	49	—	1.15	-	1.65	33.23	-	33.89
2016	4	8.62	-	9.03	40	—	1.15	-	1.65	(5.34)	-	(4.87)

AST International Value
2020	2	9.74	-	10.40	22	—	1.15	-	1.65	(2.22)	-	(1.74)
2019	2	9.96	-	10.59	23	—	1.15	-	1.65	18.07	-	18.66
2018	4	8.43	-	8.92	35	—	1.15	-	1.65	(17.51)	-	(17.10)
2017	5	10.22	-	10.76	48	—	1.15	-	1.65	20.82	-	21.42
2016	6	8.46	-	8.86	51	—	1.15	-	1.65	(1.05)	-	(0.56)

AST Investment Grade Bond
2020	87	18.79	-	21.02	1,742	—	1.15	-	2.05	14.12	-	15.14
2019	115	16.46	-	18.26	1,982	—	1.15	-	2.05	8.99	-	9.96
2018	249	15.10	-	16.60	3,979	—	1.15	-	2.05	(2.28)	-	(1.41)
2017	94	15.46	-	16.84	1,526	—	1.15	-	2.05	2.22	-	3.13
2016	170	15.12	-	16.33	2,682	—	1.15	-	2.05	2.11	-	3.02

AST J.P. Morgan Global Thematic
2020	7	17.45	-	19.17	133	—	1.15	-	1.90	11.05	-	11.87
2019	8	15.72	-	17.14	134	—	1.15	-	1.90	17.20	-	18.07
2018	16	13.13	-	14.51	227	—	1.15	-	2.10	(9.29)	-	(8.43)
2017	10	14.48	-	15.85	151	—	1.15	-	2.10	14.55	-	15.63
2016	8	13.02	-	13.71	113	—	1.15	-	1.75	3.41	-	4.02

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST J.P. Morgan International Equity
2020	8	$12.43	-	13.91	$95	—%	1.15	-	2.00%	10.86	-	11.79%
2019	8	11.21	-	12.45	85	—	1.15	-	2.00	24.73	-	25.77
2018	9	8.99	-	9.90	85	—	1.15	-	2.00	(19.10)	-	(18.41)
2017	10	11.11	-	12.13	111	—	1.15	-	2.00	27.09	-	28.16
2016	5	8.74	-	9.46	47	—	1.15	-	2.00	(0.06)	-	0.77

AST J.P. Morgan Strategic Opportunities
2020	111	13.64	-	16.52	1,746	—	1.15	-	2.60	8.53	-	10.08
2019	118	12.57	-	15.00	1,661	—	1.15	-	2.60	11.70	-	13.30
2018	138	11.25	-	13.24	1,756	—	1.15	-	2.60	(7.55)	-	(6.21)
2017	200	12.17	-	14.12	2,677	—	1.15	-	2.60	9.30	-	10.87
2016	200	11.13	-	12.73	2,432	—	1.15	-	2.60	1.21	-	2.66

AST Loomis Sayles Large-Cap Growth
2020	6	32.02	-	36.56	203	—	1.00	-	2.00	29.01	-	30.29
2019	7	24.82	-	28.06	173	—	1.00	-	2.00	29.05	-	30.33
2018	8	19.24	-	21.53	172	—	1.00	-	2.00	(4.61)	-	(3.66)
2017	9	20.16	-	22.35	195	—	1.00	-	2.00	30.39	-	31.67
2016	10	15.47	-	16.97	170	—	1.00	-	2.00	3.51	-	4.53

AST MFS Global Equity
2020	< 1	24.24	-	24.73	22	—	1.00	-	1.15	12.88	-	13.05
2019	< 1	21.48	-	21.88	21	—	1.00	-	1.15	28.48	-	28.67
2018	3	16.72	-	17.00	45	—	1.00	-	1.15	(10.59)	-	(10.45)
2017	3	18.70	-	18.99	61	—	1.00	-	1.15	22.43	-	22.61
2016	4	14.78	-	15.49	61	—	1.00	-	1.50	5.53	-	6.05

AST MFS Growth
2020	< 1	37.67	-	37.67	6	—	1.15	-	1.15	28.99	-	28.99
2019	< 1	29.20	-	29.20	4	—	1.15	-	1.15	36.21	-	36.21
2018	< 1	21.44	-	21.44	3	—	1.15	-	1.15	0.98	-	0.98
2017	< 1	21.23	-	21.23	4	—	1.15	-	1.15	29.22	-	29.22
2016	< 1	16.43	-	16.43	4	—	1.15	-	1.15	0.75	-	0.75

AST MFS Growth Allocation
2020	—	16.18	-	17.03	—	—	1.50	-	2.10	7.61	-	8.25
2019	12	15.04	-	15.73	184	—	1.50	-	2.10	20.23	-	20.95
2018	13	12.51	-	13.01	164	—	1.50	-	2.10	(10.17)	-	(9.64)
2017	14	13.92	-	14.40	191	—	1.50	-	2.10	14.10	-	14.77
2016	14	12.20	-	12.54	173	—	1.50	-	2.10	2.18	-	2.78

AST Mid-Cap Growth
2020	1	31.38	-	35.83	49	—	1.00	-	2.00	32.19	-	33.50
2019	2	23.74	-	26.84	42	—	1.00	-	2.00	27.60	-	28.87
2018	5	18.60	-	20.83	97	—	1.00	-	2.00	(6.24)	-	(5.30)
2017	6	19.84	-	21.99	125	—	1.00	-	2.00	24.60	-	25.83
2016	6	15.92	-	17.48	100	—	1.00	-	2.00	(0.35)	-	0.64

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Neuberger Berman/LSV Mid-Cap Value
2020	1	$18.98	-	20.28	$21	—%	1.15	-	1.65%	(3.38)	-	(2.90)%
2019	1	19.64	-	20.89	24	—	1.15	-	1.65	19.05	-	19.64
2018	1	16.50	-	17.46	20	—	1.15	-	1.65	(17.81)	-	(17.40)
2017	1	20.07	-	21.13	25	—	1.15	-	1.65	11.94	-	12.50
2016	1	17.93	-	18.79	27	—	1.15	-	1.65	16.31	-	16.89

AST Preservation Asset Allocation
2020	236	15.26	-	17.65	3,959	—	1.15	-	2.25	6.68	-	7.84
2019	247	14.31	-	16.37	3,822	—	1.15	-	2.25	12.21	-	13.43
2018	291	12.75	-	14.43	4,045	—	1.15	-	2.25	(4.99)	-	(3.95)
2017	431	12.95	-	15.02	6,219	—	1.15	-	2.60	7.34	-	8.88
2016	439	12.06	-	13.80	5,847	—	1.15	-	2.60	2.85	-	4.33

AST Prudential Growth Allocation
2020	645	13.42	-	16.26	9,998	—	1.15	-	2.60	3.17	-	4.65
2019	713	13.01	-	15.53	10,483	—	1.15	-	2.60	16.15	-	17.82
2018	702	11.20	-	13.18	8,881	—	1.15	-	2.60	(9.95)	-	(8.65)
2017	985	12.44	-	14.43	13,652	—	1.15	-	2.60	13.16	-	14.78
2016	879	10.99	-	12.57	10,655	—	1.15	-	2.60	7.31	-	8.84

AST QMA US Equity Alpha
2020	1	19.97	-	22.06	22	—	1.00	-	1.75	(6.82)	-	(6.13)
2019	2	21.44	-	23.50	38	—	1.00	-	1.75	22.32	-	23.23
2018	2	17.52	-	19.07	46	—	1.00	-	1.75	(9.81)	-	(9.13)
2017	3	19.43	-	20.99	60	—	1.00	-	1.75	20.15	-	21.04
2016	3	16.17	-	17.34	51	—	1.00	-	1.75	12.87	-	13.71

AST Small-Cap Growth
2020	< 1	37.29	-	39.85	11	—	1.00	-	1.50	46.20	-	46.92
2019	< 1	25.51	-	25.51	1	—	1.50	-	1.50	28.19	-	28.19
2018	< 1	19.90	-	19.90	< 1	—	1.50	-	1.50	(9.77)	-	(9.77)
2017	< 1	22.05	-	22.05	1	—	1.50	-	1.50	22.09	-	22.09
2016	< 1	18.06	-	18.06	< 1	—	1.50	-	1.50	10.42	-	10.42

AST Small-Cap Growth Opportunities
2020	< 1	28.68	-	31.27	18	—	1.00	-	1.65	32.99	-	33.85
2019	1	21.57	-	23.36	27	—	1.00	-	1.65	34.26	-	35.13
2018	1	16.06	-	17.29	20	—	1.00	-	1.65	(12.30)	-	(11.73)
2017	1	18.32	-	19.59	24	—	1.00	-	1.65	25.62	-	26.43
2016	1	14.58	-	15.49	20	—	1.00	-	1.65	5.95	-	6.63

AST Small-Cap Value
2020	2	18.70	-	19.98	32	—	1.15	-	1.65	(0.78)	-	(0.29)
2019	2	18.84	-	20.04	33	—	1.15	-	1.65	20.00	-	20.59
2018	2	15.70	-	16.62	27	—	1.15	-	1.65	(18.43)	-	(18.02)
2017	2	19.25	-	20.27	34	—	1.15	-	1.65	5.61	-	6.13
2016	2	18.23	-	19.10	36	—	1.15	-	1.65	27.11	-	27.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST T. Rowe Price Asset Allocation
2020	180	$17.88	-	20.68	$3,467	—%	1.15	-	2.25%	10.05	-	11.25%
2019	203	16.25	-	18.59	3,565	—	1.15	-	2.25	18.18	-	19.47
2018	201	13.22	-	15.56	2,962	—	1.15	-	2.60	(7.74)	-	(6.41)
2017	280	14.33	-	16.63	4,399	—	1.15	-	2.60	12.49	-	14.10
2016	291	12.74	-	14.57	4,049	—	1.15	-	2.60	4.82	-	6.32

AST T. Rowe Price Large-Cap Growth
2020	< 1	45.71	-	47.89	10	—	1.15	-	1.50	37.74	-	38.22
2019	< 1	33.19	-	34.65	9	—	1.15	-	1.50	26.33	-	26.77
2018	< 1	26.27	-	27.33	7	—	1.15	-	1.50	2.32	-	2.68
2017	< 1	25.67	-	26.62	7	—	1.15	-	1.50	35.85	-	36.32
2016	1	18.90	-	19.53	20	—	1.15	-	1.50	1.18	-	1.53

AST T. Rowe Price Large-Cap Value
2020	8	13.14	-	15.01	104	—	1.00	-	2.00	0.09	-	1.08
2019	8	13.13	-	14.85	106	—	1.00	-	2.00	23.50	-	24.72
2018	1	11.06	-	11.70	16	—	1.15	-	1.65	(11.19)	-	(10.74)
2017	1	12.45	-	13.11	18	—	1.15	-	1.65	14.66	-	15.23
2016	1	10.86	-	11.38	16	—	1.15	-	1.65	4.41	-	4.92

AST T. Rowe Price Natural Resources
2020	3	8.34	-	8.91	21	—	1.15	-	1.65	(3.81)	-	(3.34)
2019	4	8.67	-	9.22	32	—	1.15	-	1.65	14.97	-	15.54
2018	4	7.54	-	7.98	33	—	1.15	-	1.65	(18.02)	-	(17.61)
2017	5	9.20	-	9.69	45	—	1.15	-	1.65	8.52	-	9.05
2016	5	8.48	-	8.88	44	—	1.15	-	1.65	22.59	-	23.20

AST Templeton Global Bond (sub-account merged on November 13, 2020)
2020	—	10.49	-	11.20	—	—	1.15	-	1.65	(6.83)	-	(6.42)
2019	2	11.26	-	11.97	21	—	1.15	-	1.65	(0.05)	-	0.45
2018	2	11.26	-	11.91	22	—	1.15	-	1.65	0.33	-	0.83
2017	2	11.22	-	11.82	23	—	1.15	-	1.65	0.39	-	0.88
2016	4	11.18	-	11.71	41	—	1.15	-	1.65	2.66	-	3.17

AST WEDGE Capital Mid-Cap Value
2020	2	16.44	-	18.40	32	—	1.15	-	2.00	(7.66)	-	(6.88)
2019	2	17.81	-	19.76	35	—	1.15	-	2.00	16.81	-	17.79
2018	2	15.25	-	16.78	30	—	1.15	-	2.00	(18.17)	-	(17.48)
2017	2	18.63	-	20.33	36	—	1.15	-	2.00	16.21	-	17.18
2016	2	16.03	-	17.35	39	—	1.15	-	2.00	11.76	-	12.70

AST Wellington Management Hedged Equity
2020	17	14.04	-	14.51	244	—	1.50	-	1.75	4.82	-	5.08
2019	18	13.39	-	13.81	248	—	1.50	-	1.75	18.48	-	18.77
2018	18	11.31	-	11.63	207	—	1.50	-	1.75	(6.64)	-	(6.41)
2017	19	12.11	-	12.42	238	—	1.50	-	1.75	11.64	-	11.92
2016	20	10.85	-	11.10	215	—	1.50	-	1.75	4.69	-	4.95

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
AST Western Asset Core Plus Bond
2020	4	$15.21	-	16.23	$67	—%	1.00	-	1.50%	6.51	-	7.04%
2019	4	14.28	-	15.16	61	—	1.00	-	1.50	10.64	-	11.19
2018	4	12.91	-	13.64	58	—	1.00	-	1.50	(3.72)	-	(3.24)
2017	1	14.09	-	14.09	12	—	1.00	-	1.00	5.26	-	5.26
2016	1	13.39	-	13.39	12	—	1.00	-	1.00	4.11	-	4.11

BNY Mellon Stock Index Fund, Inc.
2020	7	30.46	-	37.17	259	1.56	1.15	-	1.60	16.13	-	16.66
2019	8	26.23	-	31.86	247	1.70	1.15	-	1.60	29.09	-	29.68
2018	10	20.32	-	24.57	224	1.66	1.15	-	1.60	(6.17)	-	(5.73)
2017	10	21.65	-	26.06	244	1.69	1.15	-	1.60	19.60	-	20.15
2016	10	18.10	-	21.69	214	1.81	1.15	-	1.60	9.92	-	10.43

BNY Mellon Sustainable U.S. Equity Portfolio, Inc
2020	< 1	30.78	-	30.78	16	1.07	1.15	-	1.15	22.72	-	22.72
2019	< 1	25.08	-	25.08	13	1.44	1.15	-	1.15	32.82	-	32.82
2018	< 1	18.07	-	18.89	10	2.04	1.15	-	1.37	(5.71)	-	(5.50)
2017	1	19.16	-	19.98	26	1.14	1.15	-	1.37	13.77	-	14.02
2016	1	16.84	-	17.53	23	1.23	1.15	-	1.37	8.88	-	9.11

BNY Mellon VIF Government Money Market
2020	18	8.73	-	11.11	174	0.21	1.15	-	1.85	(1.63)	-	(0.93)
2019	18	8.87	-	11.22	177	1.65	1.15	-	1.85	(0.21)	-	0.50
2018	18	8.89	-	11.16	178	1.26	1.15	-	1.85	(0.59)	-	0.12
2017	23	8.95	-	11.15	231	0.29	1.15	-	1.85	(1.50)	-	(0.80)
2016	32	9.08	-	11.24	328	0.01	1.15	-	1.85	(1.83)	-	(1.13)

BNY Mellon VIF Growth and Income Initial Shares
2020	< 1	26.71	-	37.33	21	0.77	1.15	-	1.65	22.59	-	23.21
2019	< 1	21.79	-	30.30	20	1.08	1.15	-	1.65	27.01	-	27.64
2018	< 1	17.15	-	23.74	16	0.80	1.15	-	1.65	(6.25)	-	(5.78)
2017	< 1	18.30	-	25.20	22	0.86	1.15	-	1.65	17.76	-	18.34
2016	2	15.54	-	21.29	44	1.01	1.15	-	1.65	8.24	-	8.78

DWS Bond VIP Class A
2020	8	19.57	-	20.01	167	2.86	0.70	-	0.80	8.20	-	8.31
2019	9	18.09	-	18.48	170	3.18	0.70	-	0.80	9.74	-	9.85
2018	10	16.48	-	16.82	171	4.68	0.70	-	0.80	(3.44)	-	(3.34)
2017	12	17.07	-	17.40	202	2.40	0.70	-	0.80	4.99	-	5.09
2016	12	16.26	-	16.56	197	5.05	0.70	-	0.80	5.08	-	5.19

DWS Capital Growth VIP Class A
2020	33	51.15	-	52.30	1,731	0.51	0.70	-	0.80	37.93	-	38.07
2019	39	37.09	-	37.88	1,475	0.44	0.70	-	0.80	36.04	-	36.18
2018	44	27.26	-	27.82	1,211	0.73	0.70	-	0.80	(2.39)	-	(2.29)
2017	50	27.93	-	28.47	1,423	0.75	0.70	-	0.80	25.29	-	25.42
2016	56	22.29	-	22.70	1,273	0.76	0.70	-	0.80	3.41	-	3.52

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
DWS Core Equity VIP Class A
2020	16	$34.34	-	35.11	$544	1.40%	0.70	-	0.80%	15.21	-	15.32%
2019	17	29.80	-	30.44	513	1.18	0.70	-	0.80	29.26	-	29.39
2018	20	23.06	-	23.53	476	1.90	0.70	-	0.80	(6.44)	-	(6.35)
2017	25	24.65	-	25.12	613	1.19	0.70	-	0.80	20.05	-	20.17
2016	27	20.53	-	20.91	553	1.34	0.70	-	0.80	9.60	-	9.71

DWS CROCI® International VIP Class A
2020	9	13.79	-	14.10	133	3.53	0.70	-	0.80	1.79	-	1.89
2019	10	13.55	-	13.84	144	3.02	0.70	-	0.80	20.80	-	20.92
2018	12	11.22	-	11.45	138	1.11	0.70	-	0.80	(15.08)	-	(15.00)
2017	14	13.21	-	13.47	182	7.00	0.70	-	0.80	20.99	-	21.11
2016	15	10.92	-	11.12	166	10.47	0.70	-	0.80	(0.07)	-	0.03

DWS Global Income Builder VIP Class A
2020	22	21.61	-	21.95	484	3.20	0.70	-	0.80	7.41	-	7.52
2019	18	20.12	-	20.41	376	4.94	0.70	-	0.80	19.21	-	19.33
2018	30	16.87	-	17.11	520	4.35	0.70	-	0.80	(8.40)	-	(8.31)
2017	54	18.42	-	18.66	1,007	2.97	0.70	-	0.80	15.61	-	15.73
2016	66	15.94	-	16.12	1,064	4.02	0.70	-	0.80	5.96	-	6.07

DWS Global Small Cap VIP Class A
2020	13	44.48	-	45.48	571	0.84	0.70	-	0.80	16.42	-	16.54
2019	15	38.20	-	39.02	601	—	0.70	-	0.80	20.32	-	20.44
2018	18	31.75	-	32.40	590	0.29	0.70	-	0.80	(21.15)	-	(21.07)
2017	20	40.27	-	41.05	824	—	0.70	-	0.80	19.07	-	19.19
2016	24	33.82	-	34.44	809	0.39	0.70	-	0.80	0.76	-	0.86

DWS Government Money Market VIP Class A
2020	8	10.12	-	10.26	82	0.20	0.70	-	0.80	(0.56)	-	(0.47)
2019	6	10.18	-	10.31	67	1.75	0.70	-	0.80	0.96	-	1.06
2018	6	10.08	-	10.20	66	1.29	0.70	-	0.80	0.58	-	0.68
2017	14	10.02	-	10.13	144	0.41	0.70	-	0.80	(0.35)	-	(0.25)
2016	18	10.06	-	10.16	183	0.06	0.70	-	0.80	(0.74)	-	(0.64)

DWS Small Mid Cap Growth VIP Class A
2020	12	31.85	-	32.35	395	0.05	0.70	-	0.80	29.14	-	29.27
2019	12	24.66	-	25.03	306	—	0.70	-	0.80	21.44	-	21.56
2018	14	20.31	-	20.59	289	—	0.70	-	0.80	(14.28)	-	(14.20)
2017	17	23.69	-	23.99	406	0.11	0.70	-	0.80	21.15	-	21.27
2016	21	19.56	-	19.79	417	—	0.70	-	0.80	8.20	-	8.31

Federated Hermes Government Money Fund II
2020	181	8.72	-	10.73	2,013	0.22	1.15	-	1.85	(1.64)	-	(0.94)
2019	215	8.87	-	10.83	2,406	1.63	1.15	-	1.85	(0.23)	-	0.48
2018	236	8.89	-	10.78	2,642	1.24	1.15	-	1.85	(0.62)	-	0.09
2017	271	8.94	-	10.77	3,047	0.30	1.15	-	1.85	(1.53)	-	(0.83)
2016	312	9.08	-	10.86	3,537	—	1.15	-	1.85	(1.84)	-	(1.14)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Contrafund Initial Class
2020	98	$39.12	-	61.92	$4,737	0.25%	1.15	-	1.65%	28.43	-	29.07%
2019	120	30.46	-	47.97	4,503	0.45	1.15	-	1.65	29.43	-	30.07
2018	134	26.94	-	36.88	3,919	0.70	1.15	-	1.65	(7.92)	-	(7.45)
2017	134	25.56	-	39.85	4,251	0.99	1.15	-	1.65	19.89	-	20.49
2016	151	21.32	-	33.08	3,971	0.79	1.15	-	1.65	6.24	-	6.77

Fidelity VIP Contrafund Service Class 2
2020	813	26.68	-	40.34	27,177	0.08	1.29	-	2.44	27.08	-	28.56
2019	977	20.99	-	31.38	25,524	0.21	1.29	-	2.44	28.09	-	29.58
2018	1,167	19.01	-	20.20	23,618	0.43	1.29	-	2.59	(9.06)	-	(7.85)
2017	1,381	20.63	-	22.22	30,415	0.76	1.29	-	2.59	18.46	-	20.03
2016	1,618	17.19	-	18.75	29,795	0.57	1.29	-	2.59	4.95	-	6.34

Fidelity VIP Equity-Income Initial Class
2020	19	25.14	-	31.49	534	1.81	1.15	-	1.65	4.95	-	5.47
2019	21	23.95	-	29.85	579	1.99	1.15	-	1.65	25.36	-	25.99
2018	24	19.11	-	23.70	512	2.24	1.15	-	1.65	(9.80)	-	(9.35)
2017	24	21.18	-	26.14	588	1.68	1.15	-	1.65	11.05	-	11.61
2016	28	19.08	-	23.42	616	2.14	1.15	-	1.65	16.09	-	16.67

Fidelity VIP Equity-Income Service Class 2
2020	22	22.06	-	24.37	522	1.66	1.35	-	1.85	4.48	-	5.01
2019	22	21.11	-	23.21	502	1.83	1.35	-	1.85	24.77	-	25.39
2018	23	16.92	-	18.51	417	2.06	1.35	-	1.85	(10.23)	-	(9.78)
2017	24	18.85	-	20.51	483	1.52	1.35	-	1.85	10.58	-	11.13
2016	27	17.05	-	18.46	487	1.97	1.35	-	1.85	15.54	-	16.12

Fidelity VIP Freedom 2010 Service Class 2
2020	150	16.28	-	19.04	2,670	1.03	1.29	-	2.34	9.63	-	10.79
2019	163	14.85	-	17.19	2,629	1.87	1.29	-	2.34	13.06	-	14.26
2018	198	13.40	-	15.04	2,855	1.38	1.29	-	2.19	(6.36)	-	(5.50)
2017	219	14.30	-	15.92	3,354	1.12	1.29	-	2.19	10.34	-	11.35
2016	306	12.96	-	14.30	4,237	1.29	1.29	-	2.19	2.93	-	3.88

Fidelity VIP Freedom 2020 Service Class 2
2020	158	17.52	-	20.33	3,040	0.97	1.29	-	2.29	12.11	-	13.24
2019	185	15.63	-	17.96	3,144	1.86	1.29	-	2.29	17.15	-	18.34
2018	189	13.34	-	15.17	2,737	1.30	1.29	-	2.29	(8.23)	-	(7.29)
2017	190	14.54	-	16.37	2,970	1.26	1.29	-	2.29	13.62	-	14.77
2016	220	12.79	-	14.26	3,014	1.27	1.29	-	2.29	3.39	-	4.44

Fidelity VIP Freedom 2030 Service Class 2
2020	33	20.57	-	22.16	694	0.95	1.29	-	1.79	14.56	-	15.14
2019	40	16.99	-	19.25	728	1.53	1.29	-	2.19	21.41	-	22.51
2018	50	13.99	-	15.71	750	0.78	1.29	-	2.19	(10.07)	-	(9.25)
2017	85	16.12	-	17.31	1,424	1.06	1.29	-	1.89	18.43	-	19.14
2016	107	13.61	-	14.53	1,501	1.18	1.29	-	1.89	4.37	-	5.01

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Freedom Income Service Class 2
2020	39	$13.73	-	15.94	$588	0.99%	1.29	-	2.29%	7.77	-	8.87%
2019	45	12.74	-	14.64	630	1.63	1.29	-	2.29	9.09	-	10.20
2018	57	11.68	-	13.29	726	1.43	1.29	-	2.29	(4.51)	-	(3.54)
2017	65	12.23	-	13.77	859	1.35	1.29	-	2.29	5.89	-	6.97
2016	63	11.55	-	12.88	780	0.85	1.29	-	2.29	1.79	-	2.83

Fidelity VIP Government Money Market Initial Class (sub-account launched on April 29, 2016)
2020	3,081	9.53	-	10.15	30,242	0.33	0.70	-	2.05	(1.72)	-	(0.38)
2019	3,278	9.70	-	10.19	32,525	2.00	0.70	-	2.05	(0.05)	-	1.30
2018	3,705	9.70	-	10.06	36,559	1.70	0.70	-	2.05	(0.42)	-	0.94
2017	1,890	9.74	-	9.97	18,615	0.69	0.70	-	2.05	(1.36)	-	(0.03)
2016	2,034	9.88	-	9.97	20,183	0.32	0.70	-	2.05	(1.21)	-	(0.32)

Fidelity VIP Government Money Market Service Class 2
2020	4,282	7.92	-	9.06	39,740	0.25	1.25	-	2.59	(2.34)	-	(1.01)
2019	4,528	8.11	-	9.15	42,657	1.75	1.25	-	2.59	(0.85)	-	0.50
2018	4,908	8.18	-	9.11	46,263	1.43	1.25	-	2.59	(1.22)	-	0.13
2017	3,119	8.28	-	9.10	29,240	0.46	1.25	-	2.59	(2.16)	-	(0.82)
2016	3,027	8.47	-	9.17	28,836	0.02	1.25	-	2.59	(2.57)	-	(1.23)

Fidelity VIP Growth & Income Service Class 2
2020	133	23.86	-	28.66	3,560	1.92	1.29	-	2.44	4.99	-	6.21
2019	143	22.73	-	26.98	3,615	3.49	1.29	-	2.44	26.54	-	28.01
2018	176	17.96	-	21.08	3,483	0.20	1.29	-	2.44	(11.41)	-	(10.37)
2017	208	19.88	-	23.52	4,608	1.02	1.29	-	2.59	13.62	-	15.11
2016	258	17.50	-	20.43	5,000	1.47	1.29	-	2.59	12.82	-	14.32

Fidelity VIP Growth Initial Class
2020	103	28.24	-	49.92	3,957	0.08	1.15	-	1.65	41.54	-	42.25
2019	122	19.95	-	35.10	3,306	0.26	1.15	-	1.65	32.12	-	32.78
2018	139	19.57	-	26.43	2,823	0.24	1.15	-	1.65	(1.81)	-	(1.32)
2017	141	15.38	-	26.78	2,961	0.23	1.15	-	1.65	32.93	-	33.59
2016	182	11.57	-	20.05	2,872	0.04	1.15	-	1.65	(0.84)	-	(0.35)

Fidelity VIP Growth Opportunities Service Class 2
2020	41	53.91	-	63.99	2,455	—	1.29	-	2.44	64.16	-	66.07
2019	49	32.84	-	38.53	1,793	—	1.29	-	2.44	37.09	-	38.69
2018	46	23.96	-	27.79	1,219	0.09	1.29	-	2.44	9.47	-	10.76
2017	66	21.88	-	25.09	1,588	0.11	1.29	-	2.44	30.93	-	32.45
2016	72	16.71	-	18.94	1,323	0.05	1.29	-	2.44	(2.37)	-	(1.22)

Fidelity VIP Growth Service Class 2
2020	5	32.95	-	36.41	182	0.04	1.35	-	1.85	40.91	-	41.61
2019	6	23.39	-	25.71	141	0.05	1.35	-	1.85	31.51	-	32.17
2018	6	17.78	-	19.45	109	0.04	1.35	-	1.85	(2.28)	-	(1.78)
2017	6	18.20	-	19.80	125	0.09	1.35	-	1.85	32.34	-	33.00
2016	7	13.75	-	14.89	105	—	1.35	-	1.85	(1.31)	-	(0.80)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP High Income Initial Class
2020	10	$18.88	-	21.49	$188	4.95%	1.15	-	1.65%	1.06	-	1.57%
2019	11	18.68	-	21.16	211	4.63	1.15	-	1.65	13.22	-	13.79
2018	14	16.50	-	18.59	236	5.28	1.15	-	1.65	(4.88)	-	(4.40)
2017	20	17.34	-	19.45	367	5.04	1.15	-	1.65	5.19	-	5.72
2016	25	16.49	-	18.40	420	4.88	1.15	-	1.65	12.74	-	13.30

Fidelity VIP High Income Service Class 2
2020	83	16.76	-	20.13	1,582	4.76	1.29	-	2.44	(0.06)	-	1.10
2019	86	16.77	-	19.91	1,630	5.04	1.29	-	2.44	11.99	-	13.29
2018	93	14.97	-	17.57	1,570	5.34	1.29	-	2.44	(5.98)	-	(4.87)
2017	116	15.93	-	18.47	2,067	5.30	1.29	-	2.44	4.32	-	5.54
2016	140	15.27	-	17.50	2,368	4.67	1.29	-	2.44	11.39	-	12.70

Fidelity VIP Index 500 Initial Class
2020	118	26.29	-	30.08	3,534	1.74	1.15	-	1.65	16.30	-	16.89
2019	130	22.60	-	25.74	3,311	1.89	1.15	-	1.65	29.20	-	29.85
2018	150	19.71	-	19.82	2,971	1.82	1.15	-	1.65	(6.06)	-	(5.59)
2017	169	18.63	-	20.99	3,567	1.73	1.15	-	1.65	19.73	-	20.33
2016	181	15.56	-	17.45	3,173	1.35	1.15	-	1.65	10.03	-	10.58

Fidelity VIP Index 500 Service Class 2
2020	316	25.87	-	30.71	9,176	1.42	1.29	-	2.44	15.09	-	16.43
2019	477	22.48	-	26.38	11,952	1.76	1.29	-	2.44	27.84	-	29.33
2018	545	17.58	-	20.40	10,606	1.49	1.29	-	2.44	(7.05)	-	(5.96)
2017	712	18.92	-	21.69	14,761	1.62	1.29	-	2.44	18.47	-	19.85
2016	710	15.97	-	18.10	12,335	1.59	1.29	-	2.44	8.87	-	10.15

Fidelity VIP Investment Grade Bond Initial Class
2020	28	22.29	-	23.27	651	2.19	1.25	-	1.45	7.82	-	8.04
2019	31	20.67	-	21.54	663	2.67	1.25	-	1.45	8.09	-	8.30
2018	33	19.13	-	19.88	659	2.43	1.25	-	1.45	(1.97)	-	(1.77)
2017	35	19.51	-	20.24	714	2.25	1.25	-	1.45	2.72	-	2.93
2016	44	19.00	-	19.67	870	2.21	1.25	-	1.45	3.24	-	3.44

Fidelity VIP Investment Grade Bond Service Class 2
2020	< 1	17.76	-	17.76	< 1	2.17	1.50	-	1.50	7.53	-	7.53
2019	< 1	16.51	-	16.51	< 1	2.60	1.50	-	1.50	7.76	-	7.76
2018	< 1	15.32	-	15.32	< 1	2.34	1.50	-	1.50	(2.28)	-	(2.28)
2017	< 1	15.68	-	15.68	1	2.29	1.50	-	1.50	2.44	-	2.44
2016	< 1	15.31	-	15.31	1	1.68	1.50	-	1.50	2.91	-	2.91

Fidelity VIP Mid Cap Service Class 2
2020	249	21.02	-	33.95	6,704	0.39	1.29	-	2.44	15.01	-	16.35
2019	315	18.28	-	29.18	7,207	0.66	1.29	-	2.44	20.19	-	21.59
2018	358	17.64	-	20.45	6,783	0.39	1.29	-	2.44	(16.85)	-	(15.88)
2017	426	18.29	-	20.97	9,583	0.47	1.29	-	2.44	17.62	-	18.99
2016	500	15.55	-	17.63	9,594	0.30	1.29	-	2.44	(18.79)	-	10.48

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Fidelity VIP Overseas Initial Class
2020	30	$16.39	-	17.48	$583	0.44%	1.15	-	1.65%	13.72	-	14.29%
2019	32	14.42	-	17.17	539	1.73	1.15	-	1.65	25.68	-	26.31
2018	33	12.11	-	13.66	439	1.41	1.15	-	1.65	(16.21)	-	(15.79)
2017	39	13.69	-	14.38	622	0.98	1.15	-	1.65	28.16	-	28.80
2016	52	10.68	-	11.17	646	1.57	1.15	-	1.65	(6.61)	-	(6.15)

Fidelity VIP Overseas Service Class 2
2020	< 1	26.22	-	26.24	6	0.23	1.50	-	1.80	13.26	-	13.61
2019	< 1	17.37	-	23.15	7	1.34	1.35	-	1.80	25.21	-	25.78
2018	< 1	13.81	-	18.49	7	1.31	1.35	-	1.80	(16.59)	-	(16.21)
2017	< 1	16.48	-	22.17	8	1.23	1.35	-	1.80	27.66	-	28.24
2016	< 1	12.85	-	17.37	7	0.51	1.35	-	1.80	(6.97)	-	(6.54)

Franklin Flex Cap Growth VIP Class 2
2020	29	36.67	-	42.31	1,140	—	1.29	-	2.19	41.73	-	43.02
2019	35	25.87	-	29.59	970	—	1.29	-	2.19	28.31	-	29.48
2018	43	20.16	-	22.85	926	—	1.29	-	2.19	0.88	-	1.80
2017	57	19.99	-	22.45	1,206	—	1.29	-	2.19	24.18	-	25.31
2016	75	16.10	-	17.91	1,275	—	1.29	-	2.19	(5.01)	-	(4.14)

Franklin Growth and Income VIP Class 2
2020	448	27.89	-	35.12	14,797	3.80	1.29	-	2.54	2.86	-	4.16
2019	517	27.11	-	33.71	16,471	2.26	1.29	-	2.54	22.49	-	24.04
2018	622	22.14	-	27.18	16,048	2.43	1.29	-	2.54	(7.00)	-	(5.82)
2017	721	23.80	-	28.86	19,778	5.75	1.29	-	2.54	12.94	-	14.37
2016	833	21.08	-	25.23	20,050	2.56	1.29	-	2.54	8.80	-	10.19

Franklin Income VIP Class 2
2020	2,408	17.58	-	21.97	49,943	5.88	1.28	-	2.59	(1.90)	-	(0.59)
2019	2,860	17.92	-	22.10	59,926	5.41	1.28	-	2.59	13.07	-	14.58
2018	3,405	15.84	-	19.29	62,568	4.82	1.28	-	2.59	(6.78)	-	(5.53)
2017	3,911	17.00	-	20.42	76,305	4.18	1.28	-	2.59	6.86	-	8.28
2016	4,475	15.91	-	18.86	80,938	4.92	1.28	-	2.59	11.08	-	12.58

Franklin Large Cap Growth VIP Class 2
2020	467	32.05	-	39.41	17,435	—	1.29	-	2.54	40.99	-	42.77
2019	613	22.74	-	27.60	16,085	—	1.29	-	2.54	31.18	-	32.85
2018	742	17.33	-	20.78	14,717	—	1.29	-	2.54	(3.97)	-	(2.74)
2017	969	18.05	-	21.36	19,756	0.63	1.29	-	2.54	24.88	-	26.46
2016	1,235	14.45	-	16.89	20,021	—	1.29	-	2.54	(4.28)	-	(3.06)

Franklin Mutual Global Discovery VIP Class 2
2020	292	15.51	-	23.45	5,468	2.31	1.29	-	2.54	(6.87)	-	(5.69)
2019	337	16.65	-	24.86	6,732	1.55	1.29	-	2.54	21.23	-	22.77
2018	407	13.74	-	16.14	6,693	2.27	1.29	-	2.54	(13.47)	-	(12.37)
2017	477	15.88	-	18.42	8,997	1.75	1.29	-	2.54	5.86	-	7.20
2016	564	15.00	-	17.18	9,939	1.74	1.29	-	2.54	9.33	-	10.73

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Franklin Mutual Shares VIP Class 2
2020	1,242	$20.89	-	20.98	$28,726	2.80%	1.28	-	2.69%	(7.58)	-	(6.25)%
2019	1,396	22.61	-	37.28	34,534	1.79	1.15	-	2.69	19.30	-	21.17
2018	1,628	18.95	-	30.77	33,513	2.30	1.15	-	2.69	(11.51)	-	(10.11)
2017	1,933	21.41	-	34.23	44,538	2.20	1.15	-	2.69	5.46	-	7.11
2016	2,220	20.31	-	31.96	48,025	1.89	1.15	-	2.69	12.95	-	14.73

Franklin Small Cap Value VIP Class 2
2020	361	28.63	-	37.32	14,853	1.51	1.28	-	2.69	2.38	-	3.85
2019	396	27.57	-	36.45	15,797	1.06	1.28	-	2.69	22.97	-	24.74
2018	458	22.10	-	29.64	14,664	0.89	1.28	-	2.69	(15.22)	-	(13.99)
2017	535	25.70	-	34.96	20,043	0.50	1.28	-	2.69	7.70	-	9.25
2016	610	23.52	-	32.46	21,251	0.80	1.28	-	2.69	26.70	-	28.54

Franklin Small-Mid Cap Growth VIP Class 2
2020	15	57.77	-	69.44	1,004	—	1.29	-	2.29	51.56	-	53.10
2019	18	37.74	-	49.91	759	—	1.15	-	2.34	28.38	-	29.93
2018	19	29.40	-	38.41	613	—	1.15	-	2.34	(7.59)	-	(6.46)
2017	19	31.81	-	41.07	675	—	1.15	-	2.34	18.58	-	20.02
2016	22	26.83	-	34.22	648	—	1.15	-	2.34	1.74	-	2.98

Franklin U.S. Government Securities VIP Class 2
2020	526	10.68	-	13.54	6,709	3.30	1.29	-	2.69	1.06	-	2.49
2019	557	10.56	-	13.21	7,012	2.96	1.29	-	2.69	2.42	-	3.87
2018	682	10.31	-	12.71	8,298	2.69	1.29	-	2.69	(2.36)	-	(0.96)
2017	803	10.56	-	12.84	9,870	2.57	1.29	-	2.69	(1.36)	-	0.04
2016	923	10.71	-	12.83	11,396	2.49	1.29	-	2.69	(2.04)	-	(0.63)

Goldman Sachs VIT Large Cap Value Institutional Shares
2020	69	17.70	-	21.78	1,403	1.38	1.29	-	2.59	1.30	-	2.64
2019	79	17.47	-	21.22	1,567	1.44	1.29	-	2.59	22.69	-	24.31
2018	94	14.24	-	17.07	1,505	1.15	1.29	-	2.59	(10.82)	-	(9.64)
2017	123	15.97	-	18.89	2,200	1.56	1.29	-	2.59	7.03	-	8.44
2016	146	14.92	-	17.42	2,417	2.04	1.29	-	2.59	8.70	-	10.15

Goldman Sachs VIT Mid Cap Value Institutional Shares
2020	53	24.59	-	28.83	1,462	0.61	1.29	-	2.29	5.93	-	7.01
2019	62	23.21	-	26.94	1,606	0.79	1.29	-	2.29	28.53	-	29.83
2018	68	18.06	-	20.75	1,343	1.14	1.29	-	2.29	(12.51)	-	(11.62)
2017	94	20.64	-	23.48	2,139	0.71	1.29	-	2.29	8.54	-	9.64
2016	109	19.01	-	21.41	2,256	1.27	1.29	-	2.29	10.94	-	12.07

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares
2020	113	21.98	-	44.64	2,833	0.22	1.15	-	2.44	5.95	-	7.34
2019	135	20.74	-	41.58	3,154	0.46	1.15	-	2.44	21.82	-	23.42
2018	161	17.03	-	33.69	3,066	0.44	1.15	-	2.44	(10.85)	-	(9.67)
2017	196	18.73	-	37.30	4,149	0.51	1.15	-	2.59	8.70	-	10.29
2016	231	17.23	-	33.82	4,450	1.08	1.15	-	2.59	20.02	-	21.80

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Goldman Sachs VIT Strategic Growth Institutional Shares
2020	< 1	$29.45	-	45.02	$6	0.07%	1.37	-	1.65%	38.21	-	38.60%
2019	< 1	21.31	-	32.49	12	0.30	1.37	-	1.65	33.31	-	33.68
2018	< 1	15.98	-	24.30	9	0.45	1.37	-	1.65	(2.67)	-	(2.39)
2017	< 1	16.42	-	24.90	9	0.54	1.37	-	1.65	28.53	-	28.89
2016	< 1	12.78	-	19.32	7	0.28	1.37	-	1.65	0.32	-	0.60

Goldman Sachs VIT U.S. Equity Insights Institutional Shares
2020	95	26.71	-	32.08	2,861	0.79	1.29	-	2.44	14.70	-	16.03
2019	118	23.29	-	27.65	3,075	1.25	1.29	-	2.44	22.18	-	23.60
2018	135	19.06	-	22.37	2,850	1.13	1.29	-	2.44	(8.48)	-	(7.41)
2017	156	20.43	-	24.16	3,583	1.28	1.29	-	2.59	20.88	-	22.47
2016	202	16.90	-	19.72	3,803	1.24	1.29	-	2.59	7.87	-	9.31

Invesco Oppenheimer V.I. Capital Appreciation Series I
2020	122	26.42	-	36.09	4,068	—	1.15	-	1.85	34.07	-	35.03
2019	129	19.71	-	26.73	3,184	0.06	1.15	-	1.85	33.69	-	34.64
2018	141	14.74	-	19.85	2,589	0.32	1.15	-	1.85	(7.48)	-	(6.81)
2017	148	15.93	-	21.30	2,922	0.24	1.15	-	1.85	24.50	-	25.39
2016	159	12.80	-	16.99	2,503	0.40	1.15	-	1.85	(4.01)	-	(3.32)

Invesco Oppenheimer V.I. Capital Appreciation Series II
2020	396	33.41	-	42.97	16,035	—	1.29	-	2.69	32.60	-	34.49
2019	479	25.20	-	31.95	14,513	—	1.29	-	2.69	32.22	-	34.10
2018	586	19.06	-	23.83	13,260	—	1.29	-	2.69	(8.48)	-	(7.17)
2017	673	20.82	-	25.67	16,465	0.01	1.29	-	2.69	23.13	-	24.88
2016	830	16.91	-	20.56	16,332	0.11	1.29	-	2.69	(5.05)	-	(3.68)

Invesco Oppenheimer V.I. Conservative Balanced Series I
2020	51	18.68	-	20.11	995	2.08	1.15	-	1.80	12.80	-	13.54
2019	54	16.56	-	17.71	933	2.25	1.15	-	1.80	15.41	-	16.17
2018	57	14.35	-	15.24	844	1.96	1.15	-	1.80	(7.03)	-	(6.41)
2017	62	15.43	-	16.29	983	1.95	1.15	-	1.80	7.30	-	8.01
2016	72	14.38	-	15.08	1,070	2.44	1.15	-	1.80	3.37	-	4.06

Invesco Oppenheimer V.I. Conservative Balanced Series II
2020	246	16.94	-	21.34	4,919	1.80	1.29	-	2.54	11.70	-	13.11
2019	278	15.17	-	18.86	4,932	2.01	1.29	-	2.54	14.26	-	15.71
2018	329	13.28	-	16.30	5,061	1.73	1.29	-	2.54	(7.93)	-	(6.76)
2017	394	14.42	-	17.48	6,524	1.70	1.29	-	2.54	6.20	-	7.55
2016	443	13.58	-	16.26	6,846	2.19	1.29	-	2.54	2.30	-	3.61

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series I
2020	534	14.72	-	41.20	8,145	<0.01	1.10	-	1.80	38.16	-	47.18
2019	42	23.84	-	29.82	689	—	1.15	-	1.80	36.86	-	37.77
2018	43	17.30	-	21.79	520	—	1.15	-	1.80	(7.78)	-	(7.16)
2017	48	18.64	-	23.63	647	0.03	1.15	-	1.80	26.49	-	27.32
2016	52	14.64	-	18.68	554	—	1.15	-	1.80	0.50	-	1.17

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Series II
2020	602	$14.71	-	42.19	$14,354	—%	0.83	-	2.54%	36.70	-	47.09%
2019	134	31.13	-	38.37	4,826	—	1.29	-	2.49	35.57	-	37.22
2018	171	22.96	-	27.96	4,497	—	1.29	-	2.49	(8.64)	-	(7.52)
2017	210	25.14	-	30.24	5,985	—	1.29	-	2.49	25.28	-	26.80
2016	257	20.06	-	23.85	5,813	—	1.29	-	2.49	(0.46)	-	0.77

Invesco Oppenheimer V.I. Global Series I
2020	53	36.03	-	52.68	2,709	0.70	1.15	-	1.85	25.29	-	26.18
2019	58	28.76	-	41.75	2,319	0.90	1.15	-	1.85	29.36	-	30.28
2018	66	22.23	-	32.05	2,034	0.98	1.15	-	1.85	(14.79)	-	(14.18)
2017	68	26.09	-	37.34	2,453	0.94	1.15	-	1.85	34.15	-	35.11
2016	73	19.45	-	27.64	1,951	1.04	1.15	-	1.85	(1.76)	-	(1.06)

Invesco Oppenheimer V.I. Global Series II
2020	141	43.46	-	54.72	7,242	0.44	1.29	-	2.54	24.12	-	25.70
2019	165	35.01	-	43.54	6,777	0.64	1.29	-	2.54	28.14	-	29.76
2018	186	27.33	-	33.55	5,933	0.75	1.29	-	2.54	(15.59)	-	(14.52)
2017	213	32.37	-	39.25	7,957	0.73	1.29	-	2.54	32.89	-	34.57
2016	268	24.36	-	29.17	7,471	0.72	1.29	-	2.54	(2.69)	-	(1.44)

Invesco Oppenheimer V.I. Global Strategic Income Series I
2020	49	19.98	-	23.95	672	5.31	1.15	-	1.85	1.50	-	2.22
2019	66	19.68	-	23.43	980	3.89	1.15	-	1.85	8.76	-	9.54
2018	77	18.10	-	21.39	1,104	4.98	1.15	-	1.85	(6.17)	-	(5.50)
2017	98	19.29	-	22.64	1,388	2.31	1.15	-	1.85	4.32	-	5.06
2016	102	18.49	-	21.55	1,398	5.01	1.15	-	1.85	4.57	-	5.32

Invesco Oppenheimer V.I. Global Strategic Income Series II
2020	1,238	16.40	-	20.65	24,071	5.28	1.29	-	2.54	0.39	-	1.67
2019	1,400	16.33	-	20.31	26,923	3.39	1.29	-	2.54	7.82	-	9.18
2018	1,573	15.15	-	18.60	27,811	4.47	1.29	-	2.54	(6.96)	-	(5.78)
2017	1,806	16.28	-	19.74	33,978	1.98	1.29	-	2.54	3.36	-	4.67
2016	2,064	15.75	-	18.86	37,237	4.59	1.29	-	2.54	3.57	-	4.90

Invesco Oppenheimer V.I. Main Street Series I
2020	43	26.84	-	29.06	1,158	1.41	1.15	-	1.85	11.84	-	12.64
2019	50	24.00	-	25.80	1,213	1.03	1.15	-	1.85	29.65	-	30.57
2018	56	18.51	-	19.76	1,045	1.15	1.15	-	1.85	(9.59)	-	(8.95)
2017	64	20.48	-	21.70	1,320	1.26	1.15	-	1.85	14.76	-	15.58
2016	74	17.84	-	18.77	1,315	1.14	1.15	-	1.85	9.56	-	10.34

Invesco Oppenheimer V.I. Main Street Series II
2020	642	30.71	-	39.77	23,862	1.14	1.29	-	2.69	10.66	-	12.23
2019	729	27.76	-	35.43	24,296	0.82	1.29	-	2.69	28.22	-	30.04
2018	867	21.65	-	27.25	22,301	0.91	1.29	-	2.69	(10.57)	-	(9.29)
2017	1,040	24.20	-	30.04	29,569	1.05	1.29	-	2.69	13.52	-	15.14
2016	1,228	21.32	-	26.09	30,471	0.83	1.29	-	2.69	8.31	-	9.87

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco Oppenheimer V.I. Main Street Small Cap Series I
2020	23	$54.49	-	59.36	$1,298	0.61%	1.25	-	1.65%	17.97	-	18.44%
2019	26	46.19	-	50.12	1,268	0.20	1.25	-	1.65	24.40	-	24.90
2018	28	37.13	-	40.13	1,091	0.30	1.25	-	1.65	(11.80)	-	(11.44)
2017	30	42.10	-	45.32	1,336	0.88	1.25	-	1.65	12.29	-	12.74
2016	30	37.49	-	40.19	1,183	0.46	1.25	-	1.65	16.13	-	16.59

Invesco Oppenheimer V.I. Main Street Small Cap Series II
2020	201	45.30	-	55.99	10,539	0.36	1.29	-	2.44	16.74	-	18.10
2019	231	38.13	-	47.41	10,287	—	1.29	-	2.54	22.95	-	24.51
2018	269	31.01	-	38.08	9,698	0.06	1.29	-	2.54	(12.81)	-	(11.70)
2017	328	35.57	-	43.12	13,446	0.66	1.29	-	2.54	11.04	-	12.45
2016	377	32.03	-	38.35	13,788	0.24	1.29	-	2.54	14.69	-	16.16

Invesco Oppenheimer V.I. Total Return Bond Series I
2020	32	14.45	-	15.08	470	3.05	1.25	-	1.45	8.13	-	8.35
2019	32	13.36	-	13.92	441	3.40	1.25	-	1.45	7.95	-	8.17
2018	35	12.38	-	12.87	440	3.43	1.25	-	1.45	(2.45)	-	(2.26)
2017	38	12.69	-	13.16	497	2.42	1.25	-	1.45	3.08	-	3.29
2016	38	12.31	-	12.74	484	3.63	1.25	-	1.45	1.79	-	1.99

Invesco Oppenheimer V.I. Total Return Bond Series II
2020	828	9.32	-	11.00	8,739	2.83	1.29	-	2.29	6.94	-	8.02
2019	970	8.72	-	10.18	9,518	3.18	1.29	-	2.29	6.76	-	7.84
2018	1,070	8.17	-	9.44	9,765	3.07	1.29	-	2.29	(3.57)	-	(2.59)
2017	1,311	8.30	-	9.69	12,291	2.19	1.29	-	2.44	1.85	-	3.04
2016	1,505	8.15	-	9.40	13,725	3.45	1.29	-	2.44	0.54	-	1.73

Invesco V.I. American Franchise Series I
2020	2,722	26.82	-	37.13	95,098	0.07	0.70	-	2.30	39.12	-	41.36
2019	3,051	18.97	-	26.69	76,285	—	0.70	-	2.30	33.65	-	35.80
2018	3,459	13.97	-	19.97	64,338	—	0.70	-	2.30	(5.83)	-	(4.30)
2017	3,915	14.60	-	21.21	76,638	0.08	0.70	-	2.30	24.46	-	26.46
2016	4,454	11.55	-	17.04	69,719	—	0.70	-	2.30	(0.05)	-	1.56

Invesco V.I. American Franchise Series II
2020	593	42.71	-	53.47	21,304	—	1.29	-	2.49	38.49	-	40.17
2019	667	30.84	-	38.15	17,476	—	1.29	-	2.49	33.05	-	34.67
2018	773	23.18	-	28.23	15,163	—	1.29	-	2.49	(6.28)	-	(5.14)
2017	937	24.73	-	29.75	19,663	—	1.29	-	2.49	23.89	-	25.40
2016	1,092	19.96	-	23.73	18,505	—	1.29	-	2.49	(0.52)	-	0.70

Invesco V.I. American Value Series I
2020	879	23.57	-	36.92	23,725	0.91	0.70	-	2.69	(1.58)	-	0.42
2019	958	23.95	-	36.76	25,980	0.69	0.70	-	2.69	21.69	-	24.15
2018	1,084	19.68	-	29.61	23,924	0.47	0.70	-	2.69	(15.00)	-	(13.26)
2017	1,259	23.16	-	34.14	32,376	0.78	0.70	-	2.69	7.03	-	9.20
2016	1,422	21.64	-	31.26	33,851	0.34	0.70	-	2.69	12.40	-	14.69

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. American Value Series II
2020	356	$30.75	-	38.85	$11,764	0.64%	1.29	-	2.59%	(1.74)	-	(0.44)%
2019	421	29.15	-	39.02	14,163	0.41	1.29	-	2.59	21.50	-	23.10
2018	492	23.68	-	25.76	13,502	0.19	1.29	-	2.59	(15.12)	-	(14.00)
2017	570	27.53	-	30.35	18,195	0.57	1.29	-	2.59	6.86	-	8.27
2016	697	25.43	-	28.40	20,560	0.11	1.29	-	2.59	12.24	-	13.74

Invesco V.I. Comstock Series I
2020	602	23.26	-	31.07	16,336	2.40	0.70	-	2.30	(3.11)	-	(1.54)
2019	695	24.00	-	31.56	19,280	1.96	0.70	-	2.30	22.45	-	24.43
2018	782	19.60	-	25.36	17,565	1.68	0.70	-	2.30	(14.17)	-	(12.78)
2017	911	22.84	-	29.08	23,614	2.08	0.70	-	2.30	15.18	-	17.03
2016	1,038	19.83	-	24.85	23,184	1.45	0.70	-	2.30	14.64	-	16.48

Invesco V.I. Comstock Series II
2020	1,968	25.30	-	31.96	51,315	2.16	1.29	-	2.59	(3.63)	-	(2.36)
2019	2,173	25.63	-	32.73	58,655	1.67	1.29	-	2.59	21.73	-	23.33
2018	2,479	20.78	-	21.57	54,545	1.38	1.29	-	2.59	(14.63)	-	(13.50)
2017	2,940	24.02	-	25.27	75,227	1.85	1.29	-	2.59	14.56	-	16.06
2016	3,479	20.70	-	22.06	77,191	1.22	1.29	-	2.59	13.97	-	15.48

Invesco V.I. Core Equity Series I
2020	1,884	20.88	-	26.02	54,821	1.34	0.70	-	2.20	11.37	-	13.06
2019	2,104	18.75	-	23.02	54,474	0.93	0.70	-	2.20	26.16	-	28.06
2018	2,427	14.86	-	17.97	49,405	0.88	0.70	-	2.20	(11.38)	-	(10.03)
2017	2,763	16.77	-	19.98	63,345	1.03	0.70	-	2.20	10.72	-	12.39
2016	3,186	15.15	-	17.78	65,415	0.74	0.70	-	2.20	7.87	-	9.50

Invesco V.I. Core Equity Series II
2020	43	19.37	-	22.99	957	1.07	1.29	-	2.44	10.82	-	12.11
2019	47	17.48	-	20.51	950	0.15	1.29	-	2.44	25.55	-	27.01
2018	57	13.92	-	16.15	903	—	1.29	-	2.44	(11.82)	-	(10.78)
2017	66	15.79	-	18.10	1,179	0.76	1.29	-	2.44	10.14	-	11.43
2016	85	14.33	-	16.24	1,389	0.49	1.29	-	2.44	7.34	-	8.60

Invesco V.I. Core Plus Bond Series I
2020	369	16.12	-	18.05	6,599	2.07	1.10	-	1.85	7.70	-	8.52
2019	316	14.97	-	16.64	5,265	2.90	1.10	-	1.85	9.02	-	9.85
2018	333	13.73	-	15.14	5,074	3.52	1.10	-	1.85	(4.17)	-	(3.44)
2017	387	14.33	-	15.68	6,082	3.41	1.10	-	1.85	4.39	-	5.18
2016	424	13.73	-	14.91	6,381	4.14	1.10	-	1.85	4.69	-	5.49

Invesco V.I. Core Plus Bond Series II
2020	21	14.49	-	16.87	330	1.83	1.30	-	2.10	7.06	-	7.92
2019	23	13.54	-	15.63	348	1.83	1.30	-	2.10	8.69	-	9.56
2018	8	12.46	-	14.26	106	3.43	1.30	-	2.10	(4.67)	-	(3.90)
2017	8	13.07	-	14.84	111	3.13	1.30	-	2.10	3.86	-	4.70
2016	9	12.58	-	14.18	114	3.43	1.30	-	2.10	4.15	-	4.98

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Diversified Dividend Series I
2020	1,533	$20.79	-	28.89	$95,188	3.08%	0.70	-	2.05%	(1.89)	-	(0.56)%
2019	1,744	21.19	-	29.05	107,534	2.86	0.70	-	2.05	22.55	-	24.22
2018	2,012	17.29	-	23.39	100,092	2.33	0.70	-	2.05	(9.46)	-	(8.22)
2017	2,309	19.10	-	25.48	127,536	1.62	0.70	-	2.05	6.38	-	7.82
2016	2,662	17.95	-	23.64	136,356	1.26	0.70	-	2.05	12.49	-	14.01

Invesco V.I. Diversified Dividend Series II
2020	1,034	22.41	-	28.30	23,122	2.86	1.29	-	2.59	(2.70)	-	(1.42)
2019	1,108	23.03	-	28.71	25,298	2.65	1.29	-	2.59	21.56	-	23.17
2018	1,230	18.94	-	23.31	22,899	2.10	1.29	-	2.59	(10.20)	-	(9.01)
2017	1,418	21.10	-	25.62	29,140	1.45	1.29	-	2.59	5.56	-	6.95
2016	1,601	19.98	-	23.95	30,950	1.11	1.29	-	2.59	11.58	-	13.06

Invesco V.I. Equity and Income Series I
2020	644	25.95	-	40.01	16,135	2.39	1.00	-	1.98	7.80	-	8.86
2019	748	24.07	-	36.75	17,315	2.50	1.00	-	1.98	18.01	-	19.17
2018	896	20.40	-	30.84	17,409	2.17	1.00	-	1.98	(11.29)	-	(10.41)
2017	1,045	23.00	-	28.36	22,734	1.62	0.83	-	1.98	8.86	-	10.12
2016	1,180	21.12	-	25.76	23,419	1.83	0.83	-	1.98	12.87	-	14.18

Invesco V.I. Equity and Income Series II
2020	762	24.20	-	30.57	19,769	2.20	1.29	-	2.59	6.83	-	8.24
2019	874	22.65	-	28.24	21,036	2.26	1.29	-	2.59	16.92	-	18.46
2018	972	19.37	-	20.48	19,859	1.92	1.29	-	2.59	(12.06)	-	(10.90)
2017	1,125	22.03	-	22.98	25,931	1.43	1.29	-	2.59	7.93	-	9.36
2016	1,259	20.41	-	21.01	26,673	1.57	1.29	-	2.59	11.87	-	13.36

Invesco V.I. Global Core Equity Series I
2020	622	17.70	-	23.92	19,715	1.34	0.70	-	2.05	10.93	-	12.44
2019	727	15.95	-	21.28	20,359	1.40	0.70	-	2.05	22.66	-	24.32
2018	836	13.01	-	17.11	18,923	1.06	0.70	-	2.05	(17.05)	-	(15.91)
2017	982	15.68	-	20.35	26,772	1.12	0.70	-	2.05	20.41	-	22.05
2016	1,146	13.02	-	16.68	25,767	1.00	0.70	-	2.05	4.65	-	6.07

Invesco V.I. Global Core Equity Series II
2020	550	18.85	-	23.81	10,361	1.08	1.29	-	2.59	10.13	-	11.58
2019	607	17.12	-	21.34	10,312	1.14	1.29	-	2.59	21.61	-	23.21
2018	679	14.08	-	17.32	9,396	0.79	1.29	-	2.59	(17.73)	-	(16.64)
2017	767	17.11	-	20.78	12,764	0.89	1.29	-	2.59	19.45	-	21.02
2016	867	14.32	-	17.17	12,004	0.71	1.29	-	2.59	3.75	-	5.13

Invesco V.I. Government Money Market Series I
2020	323	9.27	-	11.29	3,522	0.29	1.10	-	1.70	(1.40)	-	(0.80)
2019	360	9.40	-	11.39	3,934	1.87	1.10	-	1.70	0.18	-	0.78
2018	316	9.38	-	11.30	3,461	1.54	1.10	-	1.70	(0.17)	-	0.43
2017	304	9.40	-	11.25	3,317	0.56	1.10	-	1.70	(1.13)	-	(0.53)
2016	351	9.50	-	11.31	3,851	0.09	1.10	-	1.70	(1.59)	-	(1.00)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. Government Money Market Series II
2020	11	$7.85	-	9.32	$94	0.22%	1.30	-	2.20%	(1.97)	-	(1.08)%
2019	12	8.00	-	9.42	107	1.70	1.30	-	2.20	(0.57)	-	0.33
2018	51	8.05	-	9.39	466	1.28	1.30	-	2.20	(0.92)	-	(0.02)
2017	55	8.12	-	9.39	501	0.31	1.30	-	2.20	(1.86)	-	(0.98)
2016	57	8.28	-	9.48	525	0.03	1.30	-	2.20	(2.14)	-	(1.26)

Invesco V.I. Government Securities Series I
2020	328	16.02	-	18.73	5,720	2.57	1.10	-	1.70	4.48	-	5.11
2019	303	15.33	-	17.82	5,182	2.44	1.10	-	1.70	4.29	-	4.91
2018	324	14.70	-	16.99	5,284	2.07	1.10	-	1.70	(1.15)	-	(0.55)
2017	395	14.87	-	17.08	6,426	2.07	1.10	-	1.70	0.24	-	0.84
2016	433	14.84	-	16.94	7,013	1.99	1.10	-	1.70	(0.47)	-	0.12

Invesco V.I. Government Securities Series II
2020	16	12.66	-	14.74	222	2.17	1.30	-	2.10	3.77	-	4.60
2019	17	12.20	-	14.09	220	2.07	1.30	-	2.10	3.55	-	4.38
2018	12	11.78	-	13.50	153	1.94	1.30	-	2.10	(1.80)	-	(1.01)
2017	13	11.99	-	13.63	169	1.58	1.30	-	2.10	(0.39)	-	0.41
2016	18	12.04	-	13.58	234	1.66	1.30	-	2.10	(1.09)	-	(0.30)

Invesco V.I. Growth and Income Series II
2020	819	27.82	-	36.02	26,438	1.99	1.29	-	2.69	(0.87)	-	0.54
2019	908	28.06	-	35.83	29,297	1.53	1.29	-	2.69	21.52	-	23.24
2018	1,084	23.10	-	26.88	28,546	1.70	1.29	-	2.69	(15.91)	-	(14.71)
2017	1,300	27.47	-	34.09	40,153	1.25	1.29	-	2.69	10.99	-	12.57
2016	1,505	24.75	-	30.28	41,533	0.83	1.29	-	2.69	16.23	-	17.89

Invesco V.I. High Yield Series I
2020	383	12.23	-	13.49	7,963	5.72	0.70	-	1.98	1.29	-	2.60
2019	440	11.92	-	13.32	8,998	5.61	0.70	-	1.98	11.28	-	12.72
2018	523	10.57	-	11.97	9,484	4.88	0.70	-	1.98	(5.26)	-	(4.03)
2017	594	11.02	-	12.63	11,289	3.96	0.70	-	1.98	4.22	-	5.56
2016	659	10.44	-	12.12	12,014	4.07	0.70	-	1.98	9.04	-	10.44

Invesco V.I. High Yield Series II
2020	398	18.39	-	23.23	5,291	5.72	1.29	-	2.59	0.25	-	1.57
2019	432	18.35	-	22.87	5,777	5.54	1.29	-	2.59	10.25	-	11.70
2018	482	16.64	-	20.48	5,818	4.70	1.29	-	2.59	(6.09)	-	(4.85)
2017	546	17.72	-	21.52	6,948	3.87	1.29	-	2.59	3.39	-	4.76
2016	582	17.14	-	20.54	7,163	3.88	1.29	-	2.59	7.97	-	9.40

Invesco V.I. International Growth Series I
2020	506	18.73	-	27.07	14,140	2.40	1.10	-	1.70	12.07	-	12.75
2019	544	16.71	-	24.01	13,563	1.55	1.10	-	1.70	26.41	-	27.17
2018	616	13.22	-	18.88	12,104	1.99	1.10	-	1.70	(16.42)	-	(15.91)
2017	721	15.81	-	22.45	16,791	1.45	1.10	-	1.70	20.94	-	21.66
2016	791	13.08	-	18.45	15,292	1.35	1.10	-	1.70	(2.13)	-	(1.54)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. International Growth Series II
2020	88	$12.47	-	14.81	$1,342	2.17%	1.29	-	2.44%	10.98	-	12.27%
2019	107	11.24	-	13.19	1,458	1.28	1.29	-	2.44	25.13	-	26.59
2018	130	8.98	-	10.42	1,390	1.74	1.29	-	2.44	(17.27)	-	(16.30)
2017	154	10.86	-	12.45	1,960	1.29	1.29	-	2.44	19.76	-	21.15
2016	188	9.07	-	10.28	1,969	1.15	1.29	-	2.44	(3.11)	-	(1.97)

Invesco V.I. Managed Volatility Series I
2020	148	27.25	-	30.11	4,206	2.11	1.10	-	1.70	(3.15)	-	(2.57)
2019	166	28.13	-	30.91	4,853	1.37	1.10	-	1.70	16.58	-	17.29
2018	186	24.13	-	26.35	4,648	1.66	1.10	-	1.70	(12.51)	-	(11.98)
2017	203	27.58	-	29.94	5,805	1.35	1.10	-	1.70	8.70	-	9.35
2016	200	25.37	-	27.38	5,269	1.76	1.10	-	1.70	8.76	-	9.41

Invesco V.I. Managed Volatility Series II
2020	2	25.48	-	27.24	54	1.65	1.45	-	1.85	(3.56)	-	(3.17)
2019	3	26.42	-	28.13	72	1.07	1.45	-	1.85	16.13	-	16.59
2018	3	22.75	-	24.13	72	1.46	1.45	-	1.85	(12.92)	-	(12.57)
2017	3	26.12	-	28.17	92	1.28	1.30	-	1.85	8.31	-	8.91
2016	5	24.12	-	25.86	117	1.43	1.30	-	1.85	8.29	-	8.89

Invesco V.I. Mid Cap Core Equity Series I
2020	247	22.39	-	35.10	7,372	0.71	1.10	-	2.20	6.87	-	8.05
2019	280	20.95	-	32.49	7,759	0.49	1.10	-	2.20	22.55	-	23.91
2018	326	17.10	-	26.22	7,279	0.50	1.10	-	2.20	(13.29)	-	(12.33)
2017	362	19.72	-	29.90	9,223	0.53	1.10	-	2.20	12.43	-	13.66
2016	395	17.54	-	26.31	8,877	0.07	1.10	-	2.20	10.97	-	12.20

Invesco V.I. Mid Cap Core Equity Series II
2020	32	20.54	-	24.96	748	0.50	1.29	-	2.44	6.30	-	7.54
2019	36	19.32	-	23.21	816	0.21	1.29	-	2.44	22.01	-	23.43
2018	43	15.84	-	18.80	793	0.11	1.29	-	2.44	(13.76)	-	(12.74)
2017	49	18.36	-	21.55	1,038	0.29	1.29	-	2.44	11.88	-	13.18
2016	67	16.41	-	19.04	1,248	—	1.29	-	2.44	10.41	-	11.71

Invesco V.I. Mid Cap Growth Series I (sub-account merged on April 30, 2020)
2020	—	23.87	-	36.52	—	—	1.10	-	1.70	(6.04)	-	(5.85)
2019	176	25.40	-	38.79	6,021	—	1.10	-	1.70	32.08	-	32.87
2018	208	19.24	-	29.19	5,412	—	1.10	-	1.70	(7.18)	-	(6.62)
2017	232	20.72	-	31.26	6,412	—	1.10	-	1.70	20.43	-	21.16
2016	259	17.21	-	25.81	5,925	—	1.10	-	1.70	(0.94)	-	(0.34)

Invesco V.I. Mid Cap Growth Series II (sub-account merged on April 30, 2020)
2020	—	23.85	-	31.51	—	—	0.83	-	2.54	(6.18)	-	(5.64)
2019	230	25.42	-	33.39	7,034	—	0.83	-	2.54	30.62	-	32.90
2018	257	19.46	-	25.13	5,996	—	0.83	-	2.54	(8.26)	-	(6.66)
2017	283	21.22	-	26.92	7,138	—	0.83	-	2.54	19.06	-	21.13
2016	339	17.82	-	22.22	7,128	—	0.83	-	2.54	(1.98)	-	(0.26)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Invesco V.I. S&P 500 Index Series I
2020	1,049	$26.16	-	32.58	$34,602	1.67%	0.70	-	2.05%	15.59	-	17.16%
2019	1,161	22.63	-	27.81	32,893	1.44	0.70	-	2.05	28.24	-	29.99
2018	1,375	17.65	-	21.39	30,362	1.52	0.70	-	2.05	(6.74)	-	(5.47)
2017	1,491	18.92	-	22.63	35,212	1.64	0.70	-	2.05	18.80	-	20.41
2016	1,608	15.93	-	18.79	31,798	1.69	0.70	-	2.05	9.20	-	10.68

Invesco V.I. S&P 500 Index Series II
2020	1,684	33.50	-	42.31	48,136	1.44	1.29	-	2.59	14.67	-	16.18
2019	1,863	29.21	-	36.42	46,508	1.19	1.29	-	2.59	27.26	-	28.94
2018	2,042	22.95	-	28.24	39,992	1.23	1.29	-	2.59	(7.52)	-	(6.30)
2017	2,393	24.82	-	30.14	50,231	1.39	1.29	-	2.59	17.90	-	19.45
2016	2,659	21.05	-	25.24	47,058	1.41	1.29	-	2.59	8.33	-	9.77

Invesco V.I. Technology Series I
2020	100	45.18	-	49.93	4,779	—	1.10	-	1.70	43.65	-	44.52
2019	111	31.45	-	34.55	3,653	—	1.10	-	1.70	33.59	-	34.39
2018	102	23.54	-	25.71	2,500	—	1.10	-	1.70	(2.14)	-	(1.55)
2017	114	24.06	-	26.11	2,863	—	1.10	-	1.70	32.86	-	33.66
2016	126	18.11	-	19.54	2,366	—	1.10	-	1.70	(2.42)	-	(1.84)

Invesco V.I. Technology Series II
2020	< 1	42.19	-	46.25	6	—	1.30	-	1.85	43.12	-	43.91
2019	< 1	29.48	-	32.14	7	—	1.30	-	1.85	33.08	-	33.81
2018	< 1	22.15	-	24.02	6	—	1.30	-	1.85	(2.54)	-	(2.00)
2017	< 1	22.73	-	24.51	7	—	1.30	-	1.85	32.28	-	33.00
2016	< 1	17.18	-	18.43	7	—	1.30	-	1.85	(2.82)	-	(2.28)

Invesco V.I. Value Opportunities Series I
2020	241	19.67	-	22.08	4,989	0.40	1.10	-	1.70	3.68	-	4.30
2019	269	18.97	-	21.17	5,377	0.23	1.10	-	1.70	28.41	-	29.19
2018	305	14.78	-	16.39	4,727	0.31	1.10	-	1.70	(20.55)	-	(20.07)
2017	336	18.60	-	20.50	6,548	0.39	1.10	-	1.70	15.46	-	16.16
2016	362	16.11	-	17.65	6,095	0.37	1.10	-	1.70	16.35	-	17.04

Invesco V.I. Value Opportunities Series II
2020	114	18.85	-	23.18	2,397	0.09	1.29	-	2.44	2.78	-	3.97
2019	128	18.34	-	22.29	2,604	—	1.29	-	2.44	26.97	-	28.45
2018	158	14.45	-	17.36	2,487	—	1.29	-	2.44	(21.32)	-	(20.39)
2017	169	18.36	-	21.80	3,357	0.01	1.29	-	2.44	14.39	-	15.72
2016	225	16.05	-	18.84	3,817	0.07	1.29	-	2.44	15.05	-	16.40

Janus Henderson VIT Forty Institutional Shares
2020	< 1	63.49	-	63.49	< 1	0.27	1.50	-	1.50	37.31	-	37.31
2019	< 1	46.24	-	46.24	< 1	0.16	1.50	-	1.50	35.11	-	35.11
2018	< 1	34.23	-	34.23	2	—	1.50	-	1.50	0.45	-	0.45
2017	< 1	34.07	-	34.07	14	—	1.50	-	1.50	28.37	-	28.37
2016	< 1	26.54	-	26.54	11	—	1.50	-	1.50	0.67	-	0.67

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Lazard Retirement Series Emerging Market Equity Service Shares
2020	< 1	$51.42	-	51.42	< 1	2.41%	1.50	-	1.50%	(2.75)	-	(2.75)%
2019	< 1	52.87	-	52.87	< 1	0.89	1.50	-	1.50	16.37	-	16.37
2018	< 1	45.44	-	45.44	< 1	2.19	1.50	-	1.50	(19.78)	-	(19.78)
2017	< 1	56.64	-	56.64	< 1	1.83	1.50	-	1.50	25.92	-	25.92
2016	< 1	44.98	-	44.98	< 1	0.54	1.50	-	1.50	18.97	-	18.97

Legg Mason Partners Clearbridge Variable Large Cap Value Class I
2020	< 1	27.78	-	27.78	< 1	1.82	1.50	-	1.50	3.67	-	3.67
2019	< 1	26.79	-	26.79	< 1	1.78	1.50	-	1.50	26.95	-	26.95
2018	< 1	21.11	-	21.11	< 1	1.61	1.50	-	1.50	(10.25)	-	(10.25)
2017	< 1	23.52	-	23.52	1	1.40	1.50	-	1.50	13.12	-	13.12
2016	< 1	20.79	-	20.79	< 1	0.79	1.50	-	1.50	11.31	-	11.31

Lord Abbet Bond Debenture
2020	470	18.87	-	23.01	10,225	3.72	1.29	-	2.49	4.65	-	5.92
2019	521	18.04	-	21.72	10,735	3.91	1.29	-	2.49	10.55	-	11.89
2018	542	16.31	-	19.41	10,026	4.05	1.29	-	2.49	(6.41)	-	(5.26)
2017	641	17.43	-	20.49	12,587	3.98	1.29	-	2.49	6.51	-	7.81
2016	721	16.36	-	19.01	13,198	4.22	1.29	-	2.49	9.35	-	10.69

Lord Abbet Fundamental Equity
2020	84	22.92	-	27.26	2,144	1.21	1.29	-	2.34	(0.59)	-	0.46
2019	96	23.06	-	27.13	2,464	1.17	1.29	-	2.34	18.69	-	19.95
2018	118	19.15	-	22.62	2,542	1.37	1.29	-	2.44	(10.40)	-	(9.35)
2017	146	21.37	-	24.95	3,464	0.99	1.29	-	2.44	9.85	-	11.13
2016	167	19.45	-	22.45	3,597	1.09	1.29	-	2.44	12.93	-	14.26

Lord Abbet Growth and Income
2020	279	18.70	-	22.61	5,963	1.66	1.29	-	2.44	0.21	-	1.37
2019	320	18.66	-	22.30	6,775	1.60	1.29	-	2.44	19.52	-	20.92
2018	373	15.61	-	18.44	6,557	1.28	1.29	-	2.44	(10.38)	-	(9.33)
2017	460	17.42	-	20.34	8,946	1.21	1.29	-	2.44	10.64	-	11.92
2016	582	15.74	-	18.17	10,146	1.40	1.29	-	2.44	14.26	-	15.61

Lord Abbet Growth Opportunities
2020	106	39.91	-	48.26	4,839	—	1.29	-	2.44	36.00	-	37.58
2019	125	29.35	-	35.07	4,201	—	1.29	-	2.44	33.06	-	34.61
2018	177	22.05	-	26.06	4,418	—	1.29	-	2.44	(5.26)	-	(4.15)
2017	212	23.28	-	27.18	5,548	—	1.29	-	2.44	19.94	-	21.33
2016	258	19.41	-	22.40	5,567	—	1.29	-	2.44	(1.23)	-	(0.07)

Lord Abbet Mid Cap Stock
2020	363	17.83	-	21.74	7,410	1.08	1.29	-	2.49	(0.04)	-	1.18
2019	402	17.83	-	21.48	8,148	0.88	1.29	-	2.49	19.61	-	21.06
2018	456	14.91	-	17.74	7,663	0.62	1.29	-	2.49	(17.15)	-	(16.14)
2017	553	18.00	-	21.16	11,126	0.58	1.29	-	2.49	4.19	-	5.46
2016	617	17.27	-	20.06	11,828	0.48	1.29	-	2.49	13.50	-	14.90

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Growth Initial Class
2020	25	$25.23	-	57.27	$1,046	—%	1.15	-	1.65%	29.70	-	30.35%
2019	28	19.45	-	43.94	925	—	1.15	-	1.65	35.89	-	36.57
2018	30	14.31	-	32.17	728	0.09	1.15	-	1.65	0.98	-	1.49
2017	34	14.17	-	31.70	821	0.11	1.15	-	1.65	29.26	-	29.91
2016	36	10.97	-	24.40	667	0.04	1.15	-	1.65	0.77	-	1.27

MFS VIT Growth Service Class
2020	2	35.58	-	39.31	67	—	1.35	-	1.85	29.11	-	29.76
2019	2	27.56	-	30.29	61	—	1.35	-	1.85	35.24	-	35.92
2018	2	20.38	-	22.29	47	—	1.35	-	1.85	0.51	-	1.02
2017	4	20.27	-	22.06	90	—	1.35	-	1.85	28.68	-	29.32
2016	4	15.75	-	17.06	72	—	1.35	-	1.85	0.29	-	0.80

MFS VIT High Yield Initial Class
2020	7	22.93	-	23.93	164	5.48	1.25	-	1.45	3.57	-	3.78
2019	8	22.14	-	23.06	188	5.57	1.25	-	1.45	13.16	-	13.38
2018	9	19.56	-	20.34	188	5.26	1.25	-	1.45	(4.48)	-	(4.29)
2017	11	20.48	-	21.25	234	6.65	1.25	-	1.45	5.16	-	5.37
2016	12	19.48	-	20.17	235	6.83	1.25	-	1.45	12.19	-	12.41

MFS VIT Investors Trust Initial Class
2020	28	25.65	-	33.14	781	0.69	1.15	-	1.65	12.01	-	12.57
2019	35	22.90	-	29.44	877	0.67	1.15	-	1.65	29.43	-	30.08
2018	36	17.70	-	22.63	707	0.62	1.15	-	1.65	(7.04)	-	(6.57)
2017	39	19.04	-	24.23	812	0.73	1.15	-	1.65	21.33	-	21.94
2016	42	15.69	-	19.87	726	0.83	1.15	-	1.65	6.82	-	7.35

MFS VIT Investors Trust Service Class
2020	5	25.98	-	28.70	152	0.43	1.35	-	1.85	11.51	-	12.07
2019	6	23.30	-	25.61	137	0.48	1.35	-	1.85	28.83	-	29.48
2018	6	18.09	-	19.78	116	0.45	1.35	-	1.85	(7.45)	-	(6.99)
2017	6	19.54	-	21.27	134	0.56	1.35	-	1.85	20.77	-	21.37
2016	7	16.18	-	17.52	116	0.55	1.35	-	1.85	6.32	-	6.86

MFS VIT New Discovery Initial Class
2020	21	41.26	-	90.31	1,381	—	1.15	-	1.65	43.50	-	44.22
2019	25	28.75	-	62.62	1,168	—	1.15	-	1.65	39.38	-	40.08
2018	29	20.63	-	44.70	965	—	1.15	-	1.65	(3.10)	-	(2.61)
2017	35	21.29	-	45.90	1,216	—	1.15	-	1.65	24.59	-	25.21
2016	38	17.09	-	36.66	1,041	—	1.15	-	1.65	7.27	-	7.81

MFS VIT New Discovery Service Class
2020	2	40.58	-	44.83	107	—	1.35	-	1.85	42.90	-	43.62
2019	3	28.40	-	31.22	80	—	1.35	-	1.85	38.67	-	39.37
2018	3	20.48	-	22.40	62	—	1.35	-	1.85	(3.54)	-	(3.05)
2017	3	21.23	-	23.10	73	—	1.35	-	1.85	24.01	-	24.63
2016	4	17.12	-	18.54	74	—	1.35	-	1.85	6.79	-	7.33

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
MFS VIT Research Initial Class
2020	17	$23.62	-	32.91	$477	0.73%	1.15	-	1.65%	14.69	-	15.26%
2019	19	20.60	-	28.55	456	0.75	1.15	-	1.65	30.77	-	31.43
2018	23	15.75	-	21.73	434	0.69	1.15	-	1.65	(5.94)	-	(5.47)
2017	25	16.75	-	22.98	498	1.38	1.15	-	1.65	21.36	-	21.96
2016	26	13.80	-	18.84	430	0.84	1.15	-	1.65	6.96	-	7.50

MFS VIT Research Service Class
2020	1	27.35	-	30.21	41	0.51	1.35	-	1.85	14.17	-	14.75
2019	2	23.95	-	26.33	41	0.56	1.35	-	1.85	30.16	-	30.81
2018	2	18.40	-	20.13	36	0.45	1.35	-	1.85	(6.39)	-	(5.92)
2017	2	19.66	-	21.39	39	1.13	1.35	-	1.85	20.81	-	21.41
2016	2	16.27	-	17.62	33	0.51	1.35	-	1.85	6.49	-	7.03

MFS VIT Total Return Bond Initial Class
2020	28	22.72	-	23.72	664	2.81	1.25	-	1.45	6.91	-	7.12
2019	34	21.25	-	22.14	741	3.42	1.25	-	1.45	8.62	-	8.84
2018	43	19.57	-	20.34	864	3.46	1.25	-	1.45	(2.52)	-	(2.32)
2017	39	19.35	-	20.83	820	3.33	1.25	-	1.65	2.75	-	3.16
2016	42	18.83	-	20.19	852	3.40	1.25	-	1.65	2.53	-	2.94

MFS VIT Utilities Initial Class
2020	5	41.01	-	43.11	201	2.50	1.35	-	1.59	4.23	-	4.48
2019	5	39.34	-	41.26	194	3.76	1.35	-	1.59	23.10	-	23.39
2018	7	31.96	-	33.44	234	1.13	1.35	-	1.59	(0.54)	-	(0.30)
2017	8	32.13	-	33.54	254	4.50	1.35	-	1.59	13.03	-	13.30
2016	8	28.43	-	29.60	229	4.01	1.35	-	1.59	9.72	-	9.98

MFS VIT Utilities Service Class
2020	8	30.76	-	33.98	280	2.09	1.35	-	1.85	3.68	-	4.20
2019	11	29.67	-	32.62	426	3.64	1.35	-	1.85	22.50	-	23.12
2018	14	24.22	-	26.49	445	0.82	1.35	-	1.85	(1.06)	-	(0.56)
2017	17	24.48	-	26.64	551	4.27	1.35	-	1.85	12.39	-	12.95
2016	24	21.78	-	23.58	684	3.50	1.35	-	1.85	9.18	-	9.74

Morgan Stanley VIF Core Plus Fixed Income Class I
2020	10	17.04	-	18.82	178	2.86	1.35	-	1.85	5.81	-	6.35
2019	10	16.10	-	17.70	169	4.07	1.35	-	1.85	8.84	-	9.38
2018	10	14.79	-	16.18	158	2.54	1.35	-	1.85	(2.49)	-	(2.00)
2017	11	15.17	-	19.14	173	2.64	1.15	-	1.85	4.29	-	5.03
2016	16	14.55	-	18.22	243	1.96	1.15	-	1.85	4.15	-	4.90

Morgan Stanley VIF Discovery Class I
2020	293	99.48	-	129.03	31,500	—	0.70	-	2.30	146.58	-	150.54
2019	327	40.34	-	51.50	14,160	—	0.70	-	2.30	36.92	-	39.13
2018	363	29.46	-	37.02	11,423	—	0.70	-	2.30	8.12	-	9.87
2017	383	27.25	-	33.69	11,077	—	0.70	-	2.30	35.62	-	37.80
2016	437	20.09	-	24.45	9,256	—	0.70	-	2.30	(10.85)	-	(9.42)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Discovery Class II
2020	200	$114.79	-	144.99	$20,476	—%	1.29	-	2.59%	145.58	-	148.80%
2019	285	29.27	-	58.27	11,239	—	1.29	-	2.59	36.37	-	38.16
2018	354	21.18	-	34.28	10,159	—	1.29	-	2.59	7.67	-	9.10
2017	461	19.42	-	31.84	11,938	—	1.29	-	2.59	35.04	-	36.82
2016	592	14.19	-	23.58	11,119	—	1.29	-	2.59	(11.20)	-	(10.02)

Morgan Stanley VIF Emerging Markets Debt Class II
2020	151	20.14	-	31.38	4,257	4.52	1.29	-	2.59	2.82	-	4.17
2019	184	19.59	-	30.12	5,024	5.22	1.29	-	2.59	11.23	-	12.70
2018	211	17.61	-	21.67	5,112	5.67	1.29	-	2.59	(9.45)	-	(8.25)
2017	245	19.45	-	29.13	6,487	5.41	1.29	-	2.59	6.77	-	8.18
2016	290	18.22	-	26.93	7,139	5.55	1.29	-	2.59	7.72	-	9.16

Morgan Stanley VIF Emerging Markets Equity Class I
2020	461	25.70	-	30.69	11,817	1.39	0.70	-	2.20	11.95	-	13.64
2019	520	22.62	-	29.30	11,773	1.07	0.70	-	2.20	16.98	-	18.75
2018	595	19.05	-	25.05	11,441	0.46	0.70	-	2.20	(19.27)	-	(18.04)
2017	676	23.24	-	29.03	15,937	0.75	0.70	-	2.20	32.14	-	34.13
2016	757	17.33	-	21.97	13,435	0.49	0.70	-	2.20	4.42	-	6.00

Morgan Stanley VIF Emerging Markets Equity Class II
2020	73	36.19	-	44.49	3,023	1.36	1.29	-	2.44	11.59	-	12.89
2019	83	32.43	-	39.41	3,063	1.01	1.29	-	2.44	16.62	-	17.97
2018	93	27.15	-	33.41	2,923	0.39	1.29	-	2.59	(19.65)	-	(18.58)
2017	116	33.79	-	41.03	4,521	0.72	1.29	-	2.59	31.60	-	33.33
2016	147	25.68	-	30.78	4,298	0.44	1.29	-	2.59	3.87	-	5.25

Morgan Stanley VIF Global Franchise Class II
2020	471	43.98	-	55.55	22,231	0.84	1.29	-	2.59	10.30	-	11.75
2019	545	39.87	-	49.71	23,115	0.92	1.29	-	2.59	26.20	-	27.86
2018	639	31.60	-	31.74	21,328	1.03	1.29	-	2.59	(4.31)	-	(3.04)
2017	754	32.73	-	33.02	26,130	1.32	1.29	-	2.59	22.52	-	24.14
2016	900	26.37	-	26.95	25,249	1.47	1.29	-	2.59	2.70	-	4.06

Morgan Stanley VIF Global Infrastructure Class I
2020	454	19.53	-	24.54	24,397	1.69	0.70	-	1.85	(2.96)	-	(1.84)
2019	544	20.13	-	25.00	29,574	2.75	0.70	-	1.85	25.95	-	27.41
2018	655	15.98	-	19.62	27,867	3.07	0.70	-	1.85	(9.55)	-	(8.50)
2017	773	17.67	-	21.45	36,447	2.35	0.70	-	1.85	10.90	-	12.18
2016	907	15.93	-	19.12	38,251	2.32	0.70	-	1.85	13.16	-	14.47

Morgan Stanley VIF Global Infrastructure Class II
2020	398	29.39	-	37.12	8,048	1.42	1.29	-	2.59	(3.97)	-	(2.71)
2019	449	30.60	-	38.15	9,427	2.50	1.29	-	2.59	24.58	-	26.22
2018	503	24.56	-	30.22	8,388	2.81	1.29	-	2.59	(10.27)	-	(9.08)
2017	579	27.38	-	33.24	10,728	2.20	1.29	-	2.59	9.65	-	11.10
2016	647	24.97	-	29.92	10,875	2.10	1.29	-	2.59	12.00	-	13.49

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIF Global Strategist Class I
2020	2,203	$16.70	-	18.33	$43,288	1.47%	0.70	-	2.20%	8.50	-	10.14%
2019	2,582	15.39	-	16.64	45,506	1.86	0.70	-	2.20	15.21	-	16.95
2018	3,040	13.36	-	14.23	45,412	1.14	0.70	-	2.20	(8.55)	-	(7.16)
2017	3,534	14.61	-	15.33	56,496	1.14	0.70	-	2.20	13.59	-	15.30
2016	4,168	12.86	-	13.30	57,488	—	0.70	-	2.20	3.29	-	4.84

Morgan Stanley VIF Global Strategist Class II
2020	816	17.90	-	22.61	14,442	1.37	1.29	-	2.59	8.00	-	9.42
2019	912	16.58	-	20.66	14,794	1.76	1.29	-	2.59	14.71	-	16.23
2018	1,079	14.45	-	17.78	15,155	1.05	1.29	-	2.59	(9.06)	-	(7.86)
2017	1,254	15.89	-	19.30	19,175	1.03	1.29	-	2.59	12.99	-	14.48
2016	1,460	14.06	-	16.86	19,630	—	1.29	-	2.59	2.77	-	4.14

Morgan Stanley VIF Growth Class I
2020	7,135	83.27	-	89.41	476,389	—	0.70	-	2.69	111.52	-	115.80
2019	8,000	38.59	-	42.27	250,519	—	0.70	-	2.69	28.29	-	30.89
2018	842	29.48	-	32.95	24,576	—	0.70	-	2.69	4.65	-	6.79
2017	977	27.61	-	31.49	26,765	—	0.70	-	2.69	39.33	-	42.15
2016	1,124	19.42	-	22.60	22,120	—	0.70	-	2.69	(4.27)	-	(2.32)

Morgan Stanley VIF Growth Class II
2020	3,559	99.35	-	125.49	108,619	—	1.29	-	2.59	111.20	-	113.98
2019	4,197	47.04	-	58.65	61,215	—	1.29	-	2.59	28.09	-	29.77
2018	126	36.73	-	39.14	5,197	—	1.29	-	2.59	4.52	-	5.91
2017	142	35.14	-	36.96	5,522	—	1.29	-	2.59	39.15	-	40.99
2016	167	25.25	-	26.21	4,617	—	1.29	-	2.59	(4.46)	-	(3.18)

Morgan Stanley VIF U.S. Real Estate Class I
2020	248	26.28	-	52.62	9,163	2.80	0.70	-	2.20	(18.66)	-	(17.43)
2019	264	32.31	-	63.73	11,965	1.87	0.70	-	2.20	16.35	-	18.11
2018	290	30.65	-	53.96	11,245	2.72	0.70	-	2.20	(9.74)	-	(8.36)
2017	332	30.28	-	58.88	14,210	1.43	0.70	-	2.30	0.77	-	2.39
2016	387	30.05	-	57.51	16,359	1.32	0.70	-	2.30	4.39	-	6.07

Morgan Stanley VIF U.S. Real Estate Class II
2020	437	24.64	-	35.54	13,913	2.52	1.29	-	2.59	(19.23)	-	(18.17)
2019	513	30.51	-	43.44	20,140	1.61	1.29	-	2.59	15.62	-	17.15
2018	594	26.39	-	32.47	19,935	2.42	1.29	-	2.59	(10.35)	-	(9.16)
2017	675	29.43	-	40.82	25,034	1.24	1.29	-	2.59	0.23	-	1.55
2016	753	29.36	-	40.19	27,602	1.06	1.29	-	2.59	3.80	-	5.18

Morgan Stanley VIS Income Plus Class X Shares
2020	740	22.24	-	32.18	32,919	3.32	0.70	-	2.05	8.38	-	9.86
2019	849	20.52	-	29.29	34,206	3.56	0.70	-	2.05	13.61	-	15.15
2018	1,007	18.06	-	25.44	34,949	3.44	0.70	-	2.05	(5.97)	-	(4.69)
2017	1,192	19.21	-	26.69	43,810	3.57	0.70	-	2.05	4.49	-	5.91
2016	1,398	18.39	-	25.20	48,941	3.95	0.70	-	2.05	4.92	-	6.34

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Morgan Stanley VIS Income Plus Class Y Shares
2020	1,824	$16.75	-	21.16	$38,952	3.04%	1.29	-	2.59%	7.43	-	8.85%
2019	2,031	15.59	-	19.44	40,083	3.29	1.29	-	2.59	12.80	-	14.28
2018	2,190	13.82	-	17.01	37,937	3.18	1.29	-	2.59	(6.78)	-	(5.55)
2017	2,568	14.83	-	18.01	47,317	3.25	1.29	-	2.59	3.72	-	5.09
2016	2,921	14.30	-	17.14	51,600	3.59	1.29	-	2.59	3.93	-	5.31

Neuberger Berman AMT Mid Cap Growth Class I
2020	< 1	55.09	-	55.09	2	—	1.59	-	1.59	37.77	-	37.77
2019	< 1	39.99	-	39.99	1	—	1.59	-	1.59	30.65	-	30.65
2018	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2017	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A
2016	—	N/A	-	N/A	—	—	N/A	-	N/A	N/A	-	N/A

Neuberger Berman AMT Sustainable Equity Class I (sub-account launched on April 30, 2019)
2020	3	12.74	-	12.74	33	0.62	1.59	-	1.59	17.68	-	17.68
2019	3	10.83	-	10.83	29	0.42	1.59	-	1.59	8.24	-	8.24

PIMCO VIT CommodityRealReturn® Strategy Advisor Class
2020	77	4.62	-	5.49	400	6.22	1.29	-	2.44	(1.23)	-	(0.08)
2019	84	4.68	-	5.49	437	4.33	1.29	-	2.44	8.65	-	9.92
2018	91	4.31	-	5.00	434	1.98	1.29	-	2.44	(16.29)	-	(15.31)
2017	106	5.15	-	5.90	599	12.05	1.29	-	2.44	(0.42)	-	0.74
2016	168	5.17	-	5.86	944	0.97	1.29	-	2.44	12.08	-	13.39

PIMCO VIT Emerging Markets Bond Advisor Class
2020	22	16.55	-	19.64	407	4.50	1.29	-	2.44	4.01	-	5.23
2019	28	15.91	-	18.67	500	4.32	1.29	-	2.44	11.87	-	13.18
2018	31	14.22	-	16.49	487	4.02	1.29	-	2.44	(7.15)	-	(6.06)
2017	32	15.31	-	17.56	541	4.86	1.29	-	2.44	7.11	-	8.35
2016	41	14.30	-	16.20	639	5.06	1.29	-	2.44	10.44	-	11.74

PIMCO VIT International Bond (U.S. Dollar-Hedged) Institutional Class
2020	< 1	20.14	-	20.14	< 1	5.86	1.50	-	1.50	3.98	-	3.98
2019	< 1	19.37	-	19.37	< 1	1.76	1.50	-	1.50	5.40	-	5.40
2018	< 1	18.38	-	18.38	< 1	1.31	1.50	-	1.50	0.58	-	0.58
2017	< 1	18.27	-	18.27	1	4.84	1.50	-	1.50	1.23	-	1.23
2016	< 1	18.05	-	18.05	1	1.12	1.50	-	1.50	4.88	-	4.88

PIMCO VIT Real Return Advisor Class
2020	195	13.22	-	15.69	2,895	1.31	1.29	-	2.44	8.90	-	10.16
2019	227	12.14	-	14.25	3,066	1.57	1.29	-	2.44	5.70	-	6.93
2018	246	11.49	-	13.32	3,123	2.37	1.29	-	2.44	(4.69)	-	(3.57)
2017	278	12.05	-	13.82	3,672	2.51	1.29	-	2.44	1.04	-	2.22
2016	138	12.19	-	13.52	1,796	2.17	1.29	-	2.24	2.74	-	3.74

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
PIMCO VIT Total Return Advisor Class
2020	451	$14.47	-	17.57	$7,506	2.02%	1.29	-	2.59%	5.75	-	7.14%
2019	463	13.68	-	16.40	7,207	2.91	1.29	-	2.59	5.46	-	6.85
2018	488	12.97	-	15.34	7,147	2.43	1.29	-	2.59	(3.20)	-	(1.92)
2017	571	13.40	-	15.64	8,553	1.90	1.29	-	2.59	2.12	-	3.46
2016	689	13.13	-	15.12	10,037	2.02	1.29	-	2.59	(0.07)	-	1.26

PIMCO VIT Total Return Institutional Class
2020	< 1	19.79	-	19.79	< 1	2.07	1.50	-	1.50	7.02	-	7.02
2019	< 1	18.50	-	18.50	< 1	2.98	1.50	-	1.50	6.73	-	6.73
2018	< 1	17.33	-	17.33	2	2.55	1.50	-	1.50	(2.03)	-	(2.03)
2017	< 1	17.69	-	17.69	2	1.99	1.50	-	1.50	3.35	-	3.35
2016	< 1	17.12	-	17.12	2	2.05	1.50	-	1.50	1.14	-	1.14

Putnam VT Diversified Income Class IB
2020	614	17.94	-	23.99	12,617	7.70	0.80	-	2.15	(3.03)	-	(1.70)
2019	679	18.50	-	24.41	14,288	3.34	0.80	-	2.15	8.84	-	10.34
2018	757	17.00	-	22.12	14,509	4.23	0.80	-	2.15	(3.12)	-	(1.78)
2017	859	17.54	-	22.52	16,866	5.61	0.80	-	2.15	4.83	-	6.27
2016	944	16.74	-	21.19	17,555	7.14	0.80	-	2.15	3.16	-	4.58

Putnam VT Emerging Markets Equity Fund Class IB
2020	472	11.39	-	19.97	9,077	0.04	0.80	-	2.15	25.19	-	26.91
2019	556	9.10	-	15.74	8,300	—	0.80	-	2.15	22.25	-	23.93
2018	603	7.44	-	12.70	7,361	—	0.80	-	2.15	(20.40)	-	(19.29)
2017	696	9.35	-	15.74	10,443	1.06	0.80	-	2.15	32.15	-	33.96
2016	784	7.08	-	11.75	8,837	0.93	0.80	-	2.15	(8.72)	-	(7.46)

Putnam VT Equity Income Class IB
2020	3,935	13.90	-	29.53	139,398	1.75	0.70	-	2.69	2.98	-	5.06
2019	4,493	13.23	-	28.68	152,365	2.06	0.70	-	2.69	26.92	-	29.49
2018	5,173	10.22	-	22.59	137,308	0.71	0.70	-	2.69	(10.95)	-	(9.13)
2017	5,922	11.24	-	25.37	174,275	0.88	0.70	-	2.69	12.45	-	15.60
2016	2,238	14.42	-	31.11	59,352	1.85	0.80	-	2.59	10.71	-	12.74

Putnam VT George Putnam Balanced Class IB
2020	1,842	20.35	-	26.25	42,379	1.16	0.80	-	2.69	12.32	-	14.48
2019	1,965	18.12	-	22.93	39,844	1.44	0.80	-	2.69	20.69	-	23.01
2018	2,248	15.01	-	18.64	37,341	0.71	0.80	-	2.69	(5.74)	-	(3.92)
2017	2,548	15.93	-	19.40	44,416	1.60	0.80	-	2.69	12.02	-	14.17
2016	2,836	14.22	-	16.99	43,742	1.73	0.80	-	2.69	5.11	-	7.15

Putnam VT Global Asset Allocation Class IB
2020	662	25.46	-	26.18	16,226	1.75	0.80	-	2.44	9.59	-	11.41
2019	653	23.23	-	23.50	14,696	1.46	0.80	-	2.44	14.29	-	16.19
2018	755	20.23	-	20.32	14,792	1.92	0.80	-	2.44	(9.52)	-	(8.00)
2017	948	21.99	-	22.46	20,209	1.45	0.80	-	2.44	12.54	-	14.42
2016	1,033	19.22	-	19.96	19,441	1.91	0.80	-	2.44	4.12	-	5.86

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Global Equity Class IB
2020	1,111	$11.85	-	17.49	$17,870	0.17%	0.80	-	2.19%	7.67	-	9.19%
2019	1,298	11.00	-	16.02	19,217	—	0.80	-	2.29	9.72	-	25.58
2018	907	7.88	-	12.76	10,890	0.32	0.80	-	2.15	(14.33)	-	(13.14)
2017	1,013	9.20	-	14.69	14,073	1.39	0.80	-	2.15	25.63	-	27.35
2016	1,126	7.32	-	11.53	12,373	1.05	0.80	-	2.15	(1.09)	-	0.27

Putnam VT Global Health Care Class IB
2020	536	35.49	-	45.42	20,716	0.50	0.80	-	2.44	13.46	-	15.35
2019	605	31.01	-	39.37	20,470	—	0.80	-	2.49	27.07	-	29.25
2018	704	24.40	-	30.46	18,552	0.99	0.80	-	2.49	(3.07)	-	(1.39)
2017	795	25.17	-	30.89	21,379	0.57	0.80	-	2.49	12.45	-	14.38
2016	923	22.39	-	27.01	21,889	—	0.80	-	2.49	(13.55)	-	(12.06)

Putnam VT Government Money Market Class IB
2020	3,086	7.57	-	11.39	28,266	0.20	0.80	-	2.54	(2.34)	-	(0.61)
2019	3,448	7.75	-	11.46	32,074	1.54	0.80	-	2.54	(1.01)	-	0.74
2018	3,490	7.83	-	11.38	32,508	1.17	0.80	-	2.54	(1.39)	-	0.37
2017	3,714	7.94	-	11.34	34,746	0.24	0.80	-	2.54	(2.28)	-	(0.56)
2016	4,095	8.13	-	11.40	38,866	0.01	0.80	-	2.54	(2.52)	-	(0.79)

Putnam VT Growth Opportunities Class IB
2020	5,785	22.35	-	22.90	120,639	0.04	0.80	-	2.69	35.01	-	37.60
2019	6,676	16.24	-	16.97	101,902	0.13	0.80	-	2.69	33.09	-	35.65
2018	7,652	11.97	-	12.75	86,741	—	0.80	-	2.69	(0.37)	-	1.56
2017	8,722	11.79	-	12.79	98,132	0.11	0.80	-	2.69	27.41	-	29.86
2016	10,017	9.08	-	10.04	87,441	0.09	0.80	-	2.69	0.42	-	0.64

Putnam VT High Yield Class IB
2020	604	24.49	-	29.91	16,298	5.73	0.80	-	2.54	2.55	-	4.36
2019	698	23.88	-	28.66	18,147	5.99	0.80	-	2.54	11.51	-	13.48
2018	813	21.42	-	25.26	18,794	5.90	0.80	-	2.54	(6.50)	-	(4.84)
2017	936	22.91	-	26.54	22,872	5.96	0.80	-	2.54	4.28	-	6.13
2016	1,074	21.97	-	25.01	24,946	6.59	0.80	-	2.54	12.62	-	14.63

Putnam VT Income Class IB
2020	2,063	15.30	-	25.03	41,024	4.80	0.80	-	2.54	3.06	-	4.88
2019	2,199	14.85	-	23.87	41,983	3.22	0.80	-	2.54	9.07	-	11.00
2018	2,450	13.61	-	21.50	42,592	3.10	0.80	-	2.54	(2.34)	-	(0.61)
2017	2,820	13.94	-	21.63	49,556	4.41	0.80	-	2.54	2.93	-	4.75
2016	3,102	13.54	-	20.65	52,371	4.51	0.80	-	2.54	(0.58)	-	1.19

Putnam VT International Equity Class IB
2020	2,701	16.21	-	18.95	46,457	1.65	0.70	-	2.59	9.21	-	11.31
2019	3,005	14.56	-	17.35	46,999	1.41	0.70	-	2.59	21.93	-	24.28
2018	3,400	11.72	-	14.23	43,311	1.41	0.70	-	2.59	(21.21)	-	(19.68)
2017	3,712	14.59	-	18.06	59,362	2.29	0.70	-	2.59	23.33	-	25.70
2016	4,241	11.61	-	14.65	54,621	3.33	0.70	-	2.59	(4.97)	-	(3.13)

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT International Value Class IB
2020	450	$12.33	-	17.25	$7,008	2.50%	0.80	-	2.15%	1.71	-	3.11%
2019	504	12.12	-	16.73	7,684	2.77	0.80	-	2.15	17.64	-	19.26
2018	608	10.30	-	14.03	7,775	2.08	0.80	-	2.15	(19.39)	-	(18.28)
2017	687	12.78	-	17.17	10,813	1.54	0.80	-	2.15	22.03	-	23.70
2016	781	10.47	-	13.88	10,002	2.33	0.80	-	2.15	(1.06)	-	0.30

Putnam VT Mortgage Securities Class IB
2020	475	15.78	-	21.05	8,125	9.66	0.80	-	2.10	(3.63)	-	(2.35)
2019	539	16.37	-	21.55	9,521	2.22	0.80	-	2.10	10.83	-	12.29
2018	616	14.77	-	19.19	9,647	2.86	0.80	-	2.10	(2.99)	-	(1.70)
2017	712	14.90	-	19.53	11,499	2.39	0.80	-	2.15	(0.22)	-	1.15
2016	819	14.94	-	19.31	13,240	1.92	0.80	-	2.15	(1.94)	-	(0.60)

Putnam VT Multi-Cap Core Class IB
2020	1,902	23.96	-	32.77	44,771	0.96	0.80	-	2.44	14.48	-	16.39
2019	2,184	20.59	-	28.63	44,279	1.13	0.80	-	2.44	28.44	-	30.58
2018	2,485	15.77	-	22.29	38,964	1.12	0.80	-	2.44	(9.89)	-	(8.38)
2017	2,805	17.21	-	24.73	48,313	1.09	0.80	-	2.44	19.88	-	21.88
2016	3,121	14.12	-	20.63	44,326	1.29	0.80	-	2.44	9.33	-	11.16

Putnam VT Research Class IB
2020	700	31.53	-	38.25	20,551	0.60	0.80	-	2.29	17.19	-	18.96
2019	800	26.50	-	32.64	19,827	1.17	0.80	-	2.29	30.20	-	32.17
2018	947	20.05	-	25.07	17,871	—	0.80	-	2.29	(6.89)	-	(5.48)
2017	1,106	21.21	-	26.92	22,203	0.65	0.80	-	2.29	20.54	-	22.36
2016	1,267	17.34	-	22.33	21,006	1.52	0.80	-	2.29	7.57	-	9.20

Putnam VT Small Cap Growth Class IB
2020	79	45.95	-	58.53	4,125	—	0.80	-	2.15	45.19	-	47.18
2019	97	31.65	-	39.77	3,488	—	0.80	-	2.15	34.50	-	36.35
2018	103	24.30	-	29.17	2,727	—	0.80	-	1.95	(15.53)	-	(14.53)
2017	112	28.77	-	34.13	3,480	0.50	0.80	-	1.95	5.84	-	7.07
2016	117	27.18	-	31.87	3,434	0.71	0.80	-	1.95	13.27	-	14.60

Putnam VT Small Cap Value Class IB
2020	682	22.66	-	29.63	22,982	1.09	0.70	-	2.30	1.60	-	3.24
2019	770	22.30	-	28.70	25,193	0.68	0.70	-	2.30	21.42	-	23.37
2018	903	18.37	-	23.26	24,086	0.41	0.70	-	2.30	(21.76)	-	(20.49)
2017	995	23.47	-	29.25	33,692	0.70	0.70	-	2.30	5.43	-	7.12
2016	1,109	22.27	-	27.31	35,692	1.10	0.70	-	2.30	24.60	-	26.61

Putnam VT Sustainable Future Class IB
2020	120	53.02	-	65.72	7,130	0.11	0.80	-	2.00	49.58	-	51.40
2019	140	35.44	-	43.41	5,517	0.60	0.80	-	2.00	27.42	-	28.97
2018	164	27.82	-	33.66	5,023	0.57	0.80	-	2.00	(6.85)	-	(5.71)
2017	184	29.86	-	35.69	6,028	0.82	0.80	-	2.00	8.51	-	9.83
2016	209	27.52	-	32.50	6,248	0.67	0.80	-	2.00	10.74	-	12.09

ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,

	Units	Unit Value			Net Assets	Investment	Expense Ratio**			Total Return***
	(000s)	Lowest to Highest			(000s)	Income Ratio*	Lowest to Highest			Lowest to Highest
Putnam VT Sustainable Leaders Class IB
2020	2,861	$29.98	-	46.71	$81,760	0.42%	0.80	-	2.69%	25.31	-	27.71%
2019	3,272	23.47	-	37.28	73,388	0.46	0.80	-	2.69	32.72	-	35.27
2018	3,769	17.35	-	28.09	63,087	—	0.80	-	2.69	(4.17)	-	(2.32)
2017	4,265	17.76	-	29.31	73,615	0.64	0.80	-	2.69	25.78	-	28.19
2016	4,863	13.86	-	23.30	65,714	0.68	0.80	-	2.69	4.90	-	6.93

Templeton Developing Markets VIP Class 2
2020	145	32.86	-	39.34	6,631	4.20	1.15	-	2.49	14.29	-	15.84
2019	162	28.37	-	34.43	6,419	1.00	1.15	-	2.49	23.56	-	25.25
2018	190	22.65	-	27.86	6,039	0.86	1.15	-	2.49	(17.89)	-	(16.76)
2017	216	27.21	-	33.93	8,297	1.02	1.15	-	2.49	36.94	-	38.81
2016	259	19.60	-	24.78	7,229	0.86	1.15	-	2.49	14.53	-	16.10

Templeton Foreign VIP Class 2
2020	1,520	16.09	-	17.46	27,879	3.40	1.15	-	2.69	(3.80)	-	(2.29)
2019	1,663	16.47	-	18.14	31,191	1.72	1.15	-	2.69	9.52	-	11.24
2018	1,861	14.80	-	16.57	31,545	2.66	1.15	-	2.69	(17.71)	-	(16.41)
2017	2,122	17.71	-	20.13	43,239	2.61	1.15	-	2.69	13.58	-	15.36
2016	2,477	15.35	-	17.73	44,078	1.88	1.15	-	2.69	4.30	-	5.95

Templeton Global Bond VIP Class 2
2020	29	20.45	-	32.18	761	8.38	1.15	-	2.24	(7.39)	-	(6.36)
2019	30	22.09	-	34.37	853	7.12	1.15	-	2.24	(0.26)	-	0.85
2018	32	22.14	-	34.08	886	—	1.15	-	2.24	(0.35)	-	0.77
2017	35	22.22	-	33.82	971	—	1.15	-	2.24	(0.34)	-	0.76
2016	36	22.30	-	33.56	1,011	—	1.15	-	2.24	0.64	-	1.76

Templeton Growth VIP Class 2
2020	15	16.88	-	26.49	376	2.92	1.15	-	1.85	3.85	-	4.59
2019	19	16.25	-	25.33	450	2.80	1.15	-	1.85	13.03	-	13.84
2018	22	14.38	-	22.25	458	1.98	1.15	-	1.85	(16.43)	-	(15.83)
2017	27	17.21	-	26.43	678	1.67	1.15	-	1.85	16.32	-	17.15
2016	30	14.79	-	22.56	637	1.83	1.15	-	1.85	7.60	-	8.37

AST Global Bond (sub-account launched on November 13, 2020)
2020	2	10.07	-	10.07	19	—	1.15	-	1.65	0.68	-	0.75